UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21349

Name of Fund:	BlackRock Limited Duration Income Trust (BLW)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code:
(800) 882-0052,
Option 4
Date of fiscal year end: 12/31/2024
Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
BlackRock Income Trust, Inc. (BKT)
BlackRock Limited Duration Income Trust (BLW)
BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Debt Strategies Fund, Inc.
’
s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA), BlackRock Income Trust, Inc.
’
s (BKT), BlackRock Limited
Duration Income Trust’s (BLW) and BlackRock Multi-Sector Income Trust
’
s (BIT) (collectively, the “Funds" or individually, a “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2024

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
DSU	$ 0.490927	$ —	$ —	$ 0.101453	$ 0.592380	83%	— %	— %	17%	100%
FRA	0.611348	—	—	0.131692	0.743040	82	—	—	18	100
BKT	0.203628	—	—	0.325572	0.529200	38	—	—	62	100
BLW	0.587721	—	—	0.059679	0.647400	91	—	—	9	100
BIT	0.471579	—	—	0.270621	0.742200	64	—	—	36	100

(a)
Each Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at
blackrock.com
.
Managed Distribution Plan
The Funds, each with the approval of its Board of Directors (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Funds currently distribute the following fixed amounts per share on a monthly basis.

Fund Name	Amount Per Common Share
DSU	$ 0.098730
FRA	0.123840
BKT	0.088200
BLW	0.107900
BIT	0.123700
The fixed amounts distributed per share are subject to change at the discretion of each Fund
’
s Board. Each Fund is currently not relying on any exemptive relief from
Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Fund will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Fund may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Fund
’
s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund
’
s total
return performance is presented in its financial highlights table.
Each Fund
’
s Board may amend, suspend or terminate a Fund
’
s Plan at any time without prior notice to the Fund
’
s shareholders if it deems such actions to be in the best
interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund
’
s stock is trading at or above
net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to DSU
’
s, BKT
’
s, BLW
’
s and BIT
’
s prospectus for a more complete description of a Fund
’
s
risks.

2024
BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares
(“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage.
Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund
’
s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates.
As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund
’
s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund
’
s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Fund
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of June 30, 2024

BlackRock Debt Strategies Fund, Inc. (DSU)
Investment Objective
BlackRock Debt Strategies Fund, Inc.
’
s (DSU) (the “Fund”)
primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (BBB or lower by S&P Global Ratings ("S&P") or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated debt instruments, which are in the judgment of the investment adviser of equivalent quality. The Fund may invest directly in debt instruments or synthetically through the use of derivatives. The Fund’s secondary investment objective is to seek to provide capital appreciation.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	DSU
Initial Offering Date	March 27, 1998
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($10.84) (a)	10.93%
Current Monthly Distribution per Common Share (b)	$0.098730
Current Annualized Distribution per Common Share (b)	$1.184760
Leverage as of June 30, 2024 (c)	21%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.84	$ 10.79	0.46%	$ 11.36	$ 10.26
Net Asset Value	10.74	10.89	(1.38)	10.91	10.72
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	4.16%	11.63%	6.16%	5.84%
Fund at Market Price (a)(b)	6.10	23.37	8.97	6.84
Reference Benchmark (c)	3.50	10.81	4.75	4.48
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (d)	2.58	10.43	3.90	4.30
Morningstar LSTA Leveraged Loan Index (e)	4.40	11.11	5.53	4.60

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (50%) and the Morningstar LSTA Leveraged Loan Index (50%). The
Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(e)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Fund Summary

Fund Summary
as of June 30, 2024
(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
From a sector perspective, technology was the largest absolute contributor. By credit rating, B rated bonds were the leading contributor, followed by BBs and CCCs. Bank loans were the top contributor from an allocation standpoint.
At the sector level, restaurants were the only notable detractor from absolute performance. The Funds allocation to CC rated issues detracted, as well.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.
Describe recent portfolio activity.
The investment adviser added to the Fund
’
s allocation to BBB and BB rated issues and trimmed its position in CCCs. It also increased the allocation to B2s, moving from a small underweight to a slight overweight. Conversely, it decreased the position in B1s from an overweight to an underweight.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs and B2/B3s. It also maintained a small but important overweight in CCCs to capitalize on idiosyncratic opportunities. The Fund’s largest overweights were in the technology, diversified manufacturing, and property and casualty sectors, whereas its most significant underweights were in retailers, cable and satellite, and independent energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	80.3%
Corporate Bonds	13.9
Asset-Backed Securities	2.3
Investment Companies	1.9
Other*	1.6

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
A	0.1%
BBB/Baa	8.6
BB/Ba	28.1
B	53.3
CCC/Caa	5.4
N/R (c)	4.5

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.

2024
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of June 30, 2024

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Investment Objective
BlackRock Floating Rate Income Strategies Fund, Inc.
’
s (FRA) (the “Fund”)
investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($12.94) (a)	11.48%
Current Monthly Distribution per Common Share (b)	$0.123840
Current Annualized Distribution per Common Share (b)	$1.486080
Leverage as of June 30, 2024 (c)	24%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 12.94	$ 12.66	2.21%	$ 13.32	$ 12.22
Net Asset Value	13.08	13.26	(1.36)	13.30	13.05
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	4.44%	11.62%	6.33%	5.47%
Fund at Market Price (a)(b)	8.22	18.83	8.72	5.95
Morningstar LSTA Leveraged Loan Index (c)	4.40	11.11	5.53	4.60

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
From a sector perspective, technology and healthcare were the largest absolute contributors. By credit rating, B rated bonds were the leading contributor, followed by BBs and
CCCs. Bank loans were the top contributor from an allocation standpoint.
At the sector level, restaurants were the only notable detractor from absolute performance. The Funds allocation to CC rated issues detracted, as well.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.
Fund Summary

Fund Summary
as of June 30, 2024
(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Describe recent portfolio activity.
The investment adviser added to the Fund’s allocation to BBB rated issues, increased the extent of its overweight in BBs, and trimmed its position in CCCs. It also increased the allocation to B2s, moving from a small underweight to a slight overweight. Conversely, it decreased the position in B1s from an overweight to an underweight.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs and BBs. It also maintained a small but important overweight in CCCs to capitalize on idiosyncratic opportunities. The Fund’s sector positioning is largely the result of bottom-up security selection, but top-down considerations are factored into the analysis of individual issues. While technology continues to represents the largest absolute allocation due to its large index weighting, the portfolio is underweight in the sector relative terms. The Fund’s out-of-benchmark allocations remained limited.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	93.6%
Investment Companies	2.4
Asset-Backed Securities	1.9
Corporate Bonds	1.3
Other*	0.8

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
A	0.1%
BBB/Baa	9.2
BB/Ba	26.3
B	55.2
CCC/Caa	4.5
N/R (c)	4.7

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.

2024
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of June 30, 2024

BlackRock Income Trust, Inc. (BKT)
Investment Objective
BlackRock Income Trust, Inc.
’
s (BKT) (the “Fund”)
investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P
Global Ratings ("S&P") or Aaa by Moody’s Investors Service, Inc ("Moody
’
s"). The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($11.93) (a)	8.87%
Current Monthly Distribution per Common Share (b)	$0.088200
Current Annualized Distribution per Common Share (b)	$1.058400
Leverage as of June 30, 2024 (c)	23%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 11.93	$ 12.18	(2.05) %	$ 12.36	$ 11.12
Net Asset Value	12.06	12.73	(5.26)	12.73	11.75
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	(0.95) %	3.48%	(1.69) %	0.71%
Fund at Market Price (a)(b)	2.41	7.25	(0.73)	1.60
FTSE Mortgage Index (c)	(1.00)	2.10	(0.83)	0.86

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	An unmanaged index that includes all outstanding government sponsored fixed rate mortgage-backed securities, weighted in proportion to their current market capitalization.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Performance of the Fund benefited over the period from an allocation to last cash flow structures within agency collateralized mortgage obligations (“CMOs”) as spreads tightened, as well as agency mortgage-backed security (“MBS”) derivatives including interest-only securities. Allocations across agency commercial mortgage-backed securities (“CMBS”) including single-asset/single-borrower (“SASB”) and interest-only securities also proved additive.
Tactical positioning with respect to portfolio duration and corresponding interest rate sensitivity detracted, specifically a long duration bias as Treasury yields moved higher over the period.
The Fund
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund
’
s investment strategy.
Fund Summary

Fund Summary
as of June 30, 2024
(continued)

BlackRock Income Trust, Inc. (BKT)
Describe recent portfolio activity.
The Fund
’
s substantial allocation to well-structured agency CMOs as a source of high-quality income was slightly reduced over the period. The allocation to agency MBS pass-throughs was also reduced slightly while increasing the underweight to low coupon pools and increasing the overweight to middle coupons. The allocation to CMBS was increased.
The Fund held derivatives during the period as a part of its investment strategy and can sometimes have notional derivative exposure greater than 20%. Derivatives are used by the portfolio management team as a means to hedge and/or take outright views on interest rates and/or credit risk positions in the portfolio. Specifically, the portfolio used
Treasury futures to express duration bias and curve bias. The Fund also tactically allocates to mortgage derivatives to gain market exposure to specific collateral stories when relative value opportunities present themselves.
Describe portfolio positioning at period end.
At the end of the period, the Fund held a substantial allocation to well-structured agency CMOs as well as agency MBS passthrough securities with a focus on middle coupons.
Holdings were focused on seasoned collateral, which demonstrates more favorable prepayment performance across both higher and lower mortgage rate regimes relative to generic collateral. The Fund held a modest but increased allocation to floating rate, AAA-rated non-agency CMBS to augment income, with a focus on SASB issues in order to be more discerning with respect to the underlying collateral.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
U.S. Government Sponsored Agency Securities	98.7%
Non-Agency Mortgage-Backed Securities	1.3
Asset-Backed Securities	— (a)

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (c)
AAA/Aaa (d)	99.6%
AA/Aa	0.1
CCC/Caa	— (a)
N/R	0.3

(a)	Rounds to less than 0.1%.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes short-term securities.
(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.

2024
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of June 30, 2024

BlackRock Limited Duration Income Trust (BLW)
Investment Objective
BlackRock Limited Duration Income Trust
’
s (BLW) (the “Fund”)
investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:
•

intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
•

senior, secured floating rate loans made to corporate and other business entities; and
•

U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($13.96) (a)	9.28%
Current Monthly Distribution per Common Share (b)	$0.107900
Current Annualized Distribution per Common Share (b)	$1.294800
Leverage as of June 30, 2024 (c)	41%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on July 1, 2024, was increased to $0.113200 per share.  The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate.  The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 13.96	$ 13.98	(0.14) %	$ 14.22	$ 13.30
Net Asset Value	13.95	14.11	(1.13)	14.13	13.77
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	3.57%	12.27%	4.42%	5.30%
Fund at Market Price (a)(b)	4.61	18.98	6.95	5.89
Reference Benchmark (c)	2.91	9.10	3.71	3.60
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (d)	2.58	10.43	3.90	4.30
Morningstar LSTA Leveraged Loan Index (e)	4.40	11.11	5.53	4.60
BATS S Benchmark (f)	1.76	5.74	1.51	1.77

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%), the Morningstar LSTA Leveraged Loan Index (33.33%), and the
BATS S Benchmark (33.34%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(e)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

(f)
A composite index comprised of Bloomberg ABS 1-3 Year AAA Rated ex Home Equity Index, Bloomberg Corporate 1-5 year Index, Bloomberg CMBS Investment Grade 1-3.5 Yr. Index,
Bloomberg MBS 15 Yr Index and Bloomberg Credit Ex-Corporate 1-5 Yr Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
Fund Summary

Fund Summary
as of June 30, 2024
(continued)

BlackRock Limited Duration Income Trust (BLW)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
The largest contributors to the Fund
’
s absolute performance over the period included exposure to a range of credit-oriented sectors including bank loans, high yield corporate bonds, collateralized loan obligations (“CLOs”) and capital securities. Exposure to emerging markets debt also proved additive.
The largest detractor from the Fund
’
s performance was its use of derivatives, including Treasury futures, currency forwards, currency options, interest rate swaps and credit default swaps. Derivative securities were employed primarily to adjust duration (sensitivity to interest rate changes) and yield curve exposure, as well as to hedge credit and currency risk. Currency forwards were used to provide the portfolio with active currency exposure. Exposure to U.S. Treasuries and agency mortgage-backed securities
(“MBS”) detracted as well.
The Fund
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund
’
s investment strategy.
Describe recent portfolio activity.
The Fund traded duration tactically over the period amid mixed economic data, while maintaining an overall long-duration bias due to slowing inflation and as a hedge against any widening in credit spreads. The Fund initially increased exposure to high yield corporate bonds as the sector benefited from an uptick in credit quality as well as a decrease in net supply.

As volatility decreased and agency MBS spreads compressed, the Fund reduced exposure in the sector while taking profits. Toward the end of the period, indexed exposure to high yield credit default swaps was added as a hedge against potential spread widening due to uncertainty surrounding the U.S. presidential election.
Finally, in June 2024, the Fund added positions in shorter maturity U.S. Treasuries to benefit from any curve steepening.
Describe portfolio positioning at period end.
At period end, the Fund maintained diversified exposure to non-government spread sectors including bank loans, high yield and investment grade corporate bonds, and CLOs.
As noted, the Fund also held exposure to U.S. Treasuries. The Fund was positioned with an overweight to duration and corresponding interest rate sensitivity versus the benchmark on the view that the United States Federal Reserve was poised to begin cutting interest rates later this year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2024
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of June 30, 2024
(continued)

BlackRock Limited Duration Income Trust (BLW)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	43.8%
Floating Rate Loan Interests	35.9
U.S. Treasury Obligations	6.6
Asset-Backed Securities	4.2
Preferred Securities	3.8
U.S. Government Sponsored Agency Securities	2.3
Non-Agency Mortgage-Backed Securities	2.0
Other*	1.4

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
AAA/Aaa (c)	10.1%
AA/Aa	0.7
A	1.6
BBB/Baa	10.2
BB/Ba	30.4
B	38.3
CCC/Caa	4.9
CC	— (d)
C	0.3
D	— (d)
N/R (e)	3.5

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1%.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Fund Summary
as of June 30, 2024

BlackRock Multi-Sector Income Trust (BIT)
Investment Objective
BlackRock Multi-Sector Income Trust
’
s (BIT) (the “Fund”)
primary investment objective is to seek high current income, with a secondary objective of capital appreciation.
The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Fund may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the
Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information

Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($14.58) (a)	10.18%
Current Monthly Distribution per Common Share (b)	$0.123700
Current Annualized Distribution per Common Share (b)	$1.484400
Leverage as of June 30, 2024 (c)	35%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 14.58	$ 15.00	(2.80) %	$ 15.88	$ 14.53
Net Asset Value	14.44	14.76	(2.17)	14.76	14.26
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV (a)(b)	2.89%	10.75%	4.35%	6.04%
Fund at Market Price (a)(b)	2.23	12.37	5.98	7.14
Bloomberg U.S. Aggregate Bond Index (c)	(0.71)	2.63	(0.23)	1.35

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund ’ s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positive contributions to the Fund
’
s performance over the period were highlighted by exposure to U.S. high yield corporate bonds. In addition, exposure to non-agency residential mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”) and commercial mortgage-backed securities (“CMBS”) proved additive.
The principal detractor from the Fund
’
s performance was the use of reverse repurchase agreements.
Describe recent portfolio activity.
The Fund continued to favor CLOs as a high quality source of attractive risk-adjusted income, and as such increased its allocation to the sector. The Fund
’
s allocation to high
yield corporate bonds was also increased as a source of incremental yield given sound fundamentals within the sector. Conversely, the Fund reduced the allocation to investment grade corporate bonds as spreads narrowed, realizing gains in doing so.

2024
BlackRock Semi-Annual Report to Shareholders

Fund Summary
as of June 30, 2024
(continued)

BlackRock Multi-Sector Income Trust (BIT)
The Fund
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders resulted in a lower portfolio turnover relative to most traditional fixed income portfolios.
Describe portfolio positioning at period end.
At period end, the Fund maintained a diversified exposure within non-governmental spread sectors, including high yield corporate bonds, agency and non-agency MBS, investment grade corporate bonds and capital securities. The Fund ended the period with a relatively long duration stance on the view that the United States Federal Reserve would reduce interest rates in 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	55.7%
Asset-Backed Securities	12.6
Non-Agency Mortgage-Backed Securities	11.6
U.S. Government Sponsored Agency Securities	8.6
Floating Rate Loan Interests	5.0
Preferred Securities	4.0
Other*	2.5

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments (b)
AAA/Aaa (c)	15.4%
AA/Aa	1.5
A	2.5
BBB/Baa	9.5
BB/Ba	26.7
B	26.1
CCC/Caa	5.4
CC	0.3
C	3.8
D	— (d)
N/R (e)	8.8

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1%.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund ’ s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 10.02%, 01/25/36 (a)(b)	USD	1,000	$ 1,015,189
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 9.18%, 05/15/37 (a)(b)		1,000	1,012,491
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 8.68%, 07/15/37 (a)(b)		2,000	1,999,810
Golub Capital Partners CLO Ltd. (a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.82%, 04/25/36		1,000	1,020,795
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 8.51%, 07/25/37		1,500	1,499,955
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 3.40%, 07/25/37 (a)(b)		1,090	1,089,722
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 8.78%, 04/20/37 (a)(b)		1,500	1,499,840
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.77%, 04/20/36 (a)(b)		1,000	1,043,721
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 9.57%, 04/20/37 (a)(b)		1,590	1,608,169
Symphony CLO Ltd. (a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.52%, 04/24/36		1,000	1,025,003
Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.33%, 01/14/34		1,000	1,016,008
Unique Pub Finance Co. PLC (c)
Series 02, Class N, 6.46%, 03/30/32	GBP	100	130,939
Series 02-1, Class A4, 5.66%, 06/30/27		28	34,782
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.47%, 04/20/36 (a)(b)	USD	1,000	1,031,206
Total Asset-Backed Securities — 3.0% (Cost: $14,860,496)			15,027,630

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd. (d)	141,483	41,030
Electrical Equipment — 0.0%
SunPower Corp. (d)	1,707	5,053
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0) (d)(e)(f)	7,288	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $73,447) (d)(e)(f)	5,846	312,761
Security	Shares	Value
Financial Services (d) — 0.1%
NMG Parent LLC	1,477	$ 147,700
Travelport Finance Luxembourg SARL (e)	228	615,292
		762,992
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $875,815) (d)(f)	28,198	289,029
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc. (d)(e)	1,664	17
Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd. (d)(e)	1,075,282,733	10,753
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (d)	213	182
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (d)(e)	24,798	216,980
Total Common Stocks — 0.3% (Cost: $15,752,890)		1,638,797

		Par (000)
Corporate Bonds
Advertising Agencies (b) — 0.0%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	USD	186	178,518
Stagwell Global LLC, 5.63%, 08/15/29		32	29,556
			208,074
Aerospace & Defense (b) — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29		71	72,376
Boeing Co., 6.53%, 05/01/34		175	179,183
Bombardier, Inc.
7.88%, 04/15/27		4	4,010
6.00%, 02/15/28		206	203,630
7.50%, 02/01/29		4	4,145
8.75%, 11/15/30		118	127,532
7.25%, 07/01/31		36	36,962
7.00%, 06/01/32		62	62,861
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		200	198,000
Spirit AeroSystems, Inc.
9.38%, 11/30/29		111	119,507
9.75%, 11/15/30		128	141,199
TransDigm, Inc.
6.75%, 08/15/28		527	533,442
6.38%, 03/01/29		659	662,323
7.13%, 12/01/31		201	207,106
6.63%, 03/01/32		663	669,669
Triumph Group, Inc., 9.00%, 03/15/28		212	222,227
			3,444,172
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)		7	7,087
Automobile Components — 0.4%
Champions Financing, Inc., 8.75%, 02/15/29 (b)		289	296,362

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Clarios Global LP, 6.75%, 05/15/25 (b)	USD	486	$ 485,852
Clarios Global LP/Clarios U.S. Finance Co. (b)
8.50%, 05/15/27		624	627,520
6.75%, 05/15/28		193	195,326
Forvia SE, 3.75%, 06/15/28 (c)	EUR	100	103,080
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)	USD	121	122,624
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	24,201
5.63%, 04/30/33		30	27,118
NM Holdings Co. LLC (e)
12.00%, 06/01/09		5,150	—
Series B, 9.50%, 07/01/05		5,125	—
Phinia, Inc., 6.75%, 04/15/29 (b)		38	38,564
Tenneco, Inc., 8.00%, 11/17/28 (b)		77	70,097
ZF Finance GmbH, 5.75%, 08/03/26 (c)	EUR	100	109,772
			2,100,516
Automobiles — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	39	36,951
5.00%, 02/15/32 (b)		73	66,138
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (c)	GBP	100	125,462
Carvana Co. (b)(g)
(13.00% PIK), 13.00%, 06/01/30	USD	57	62,396
(14.00% PIK), 14.00%, 06/01/31		165	185,348
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		54	55,840
Wabash National Corp., 4.50%, 10/15/28 (b)		70	62,988
			595,123
Banks — 0.1%
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(c)	EUR	100	107,277
Banco Espirito Santo SA
2.63%, 05/08/17 (c)		100	29,987
4.75%, 01/15/18		200	59,973
4.00%, 01/21/19		100	29,987
Barclays Bank PLC, 1.00%, 02/16/29 (h)	USD	93	96,415
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 4.55%), 4.50% (a)(c)(i)	EUR	200	191,165
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)	USD	26	27,969
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(c)	EUR	100	108,059
			650,832
Broadline Retail (b) — 0.1%
Ken Garff Automotive LLC, 4.88%, 09/15/28	USD	39	36,146
LCM Investments Holdings II LLC
4.88%, 05/01/29		103	96,277
8.25%, 08/01/31		93	97,043
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		38	37,542
Rakuten Group, Inc., 9.75%, 04/15/29		200	206,150
			473,158
Building Materials — 0.4%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		51	50,490
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)		67	65,687
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
6.63%, 12/15/30		703	708,485
Security		Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b) (continued)
07/15/31 (j)	USD	55	$ 55,687
Masterbrand, Inc., 7.00%, 07/15/32 (b)		35	35,395
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		26	24,547
9.75%, 07/15/28		40	40,666
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		119	116,259
8.88%, 11/15/31		178	188,845
Standard Industries, Inc.
2.25%, 11/21/26 (c)	EUR	100	101,146
5.00%, 02/15/27 (b)	USD	27	26,246
4.38%, 07/15/30 (b)		176	159,019
3.38%, 01/15/31 (b)		34	28,646
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		112	107,881
7.25%, 01/15/31		102	105,637
			1,814,636
Building Products (b) — 0.2%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		31	28,240
6.50%, 08/01/30		48	48,432
Foundation Building Materials, Inc., 6.00%, 03/01/29		24	21,299
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		27	26,528
White Cap Buyer LLC, 6.88%, 10/15/28		759	732,352
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26 (g)		109	109,003
			965,854
Capital Markets — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)		55	55,274
Ares Capital Corp.
5.88%, 03/01/29		35	34,496
5.95%, 07/15/29		70	68,814
Aretec Group, Inc., 10.00%, 08/15/30 (b)		25	27,190
Blackstone Private Credit Fund
3.25%, 03/15/27		24	22,157
5.95%, 07/16/29 (b)		34	33,298
6.25%, 01/25/31 (b)		41	40,765
Blue Owl Capital Corp., 3.40%, 07/15/26		5	4,711
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (b)		38	39,206
Blue Owl Credit Income Corp.
7.75%, 09/16/27		58	59,595
6.60%, 09/15/29 (b)		25	24,661
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (b)		26	25,436
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)		65	61,651
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		16	15,874
5.25%, 05/15/27		185	173,645
9.75%, 01/15/29 (b)		77	79,772
4.38%, 02/01/29		55	47,027
9.00%, 06/15/30 (b)		49	48,753
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (b)	USD	43	$ 45,452
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(i)		69	69,411
			977,188
Chemicals — 0.6%
Chemours Co.
5.38%, 05/15/27		60	56,953
5.75%, 11/15/28 (b)		103	95,094
4.63%, 11/15/29 (b)		39	33,579
Element Solutions, Inc., 3.88%, 09/01/28 (b)		498	457,667
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	173,488
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)		184	185,457
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29 (c)	EUR	100	113,387
Ingevity Corp., 3.88%, 11/01/28 (b)	USD	23	20,868
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(g)		90	73,950
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)		42	39,751
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		55	52,201
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (c)	EUR	100	114,739
9.75%, 11/15/28 (b)	USD	200	211,594
7.25%, 06/15/31 (b)		200	198,802
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		185	167,538
WR Grace Holdings LLC (b)
4.88%, 06/15/27		55	53,038
5.63%, 08/15/29		1,040	958,563
7.38%, 03/01/31		53	53,714
			3,060,383
Commercial Services & Supplies — 1.0%
ADT Security Corp. (b)
4.13%, 08/01/29		9	8,300
4.88%, 07/15/32		68	62,444
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		294	294,765
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
6.63%, 07/15/26		11	10,967
9.75%, 07/15/27		30	29,817
6.00%, 06/01/29		323	282,749
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		400	364,625
4.88%, 06/01/28 (c)	GBP	100	113,611
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	67	60,970
4.75%, 10/15/29		32	29,857
APX Group, Inc. (b)
6.75%, 02/15/27		46	45,881
5.75%, 07/15/29		86	82,511
Block, Inc.
2.75%, 06/01/26		161	152,080
6.50%, 05/15/32 (b)		273	276,655
Boels Topholding BV, 5.75%, 05/15/30 (c)	EUR	100	108,487
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)	USD	400	417,061
Brink ’ s Co. (b)
6.50%, 06/15/29		39	39,409
6.75%, 06/15/32		58	58,426
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28		238	230,752
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC (b) (continued)
7.88%, 12/01/30	USD	172	$ 179,934
7.00%, 05/01/31		245	250,306
7.00%, 06/15/32		154	156,179
Garda World Security Corp. (b)
4.63%, 02/15/27		61	58,289
9.50%, 11/01/27		30	30,139
7.75%, 02/15/28		175	178,235
6.00%, 06/01/29		27	24,633
Global Payments, Inc., 1.50%, 03/01/31 (b)(h)		142	130,001
Herc Holdings, Inc. (b)
5.50%, 07/15/27		101	99,419
6.63%, 06/15/29		67	67,940
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)		39	36,359
NESCO Holdings II, Inc., 5.50%, 04/15/29 (b)		52	48,164
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28 (b)		178	175,405
Q-Park Holding I BV, 02/15/30 (c)(j)	EUR	100	106,827
Service Corp. International, 4.00%, 05/15/31	USD	45	40,076
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26 (b)		76	73,588
Sotheby ’ s, 7.38%, 10/15/27 (b)		200	167,011
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)		202	150,324
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		45	44,836
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		201	207,591
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		48	48,380
7.38%, 10/01/31		63	64,834
Worldline SA/France, 0.00%, 07/30/26 (c)(k)	EUR	14	14,338
			5,022,175
Communications Equipment (b) — 0.0%
CommScope, Inc., 4.75%, 09/01/29	USD	72	49,846
Viavi Solutions, Inc., 3.75%, 10/01/29		31	26,182
			76,028
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29 (b)		117	108,649
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (c)	EUR	100	101,230
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)	USD	624	674,353
Dycom Industries, Inc., 4.50%, 04/15/29 (b)		37	34,625
Pike Corp., 8.63%, 01/31/31 (b)		23	24,364
			943,221
Construction Materials (b) — 0.0%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		10	8,945
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		12	11,580
Gates Corp., 6.88%, 07/01/29		74	75,290
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	18,045
Resideo Funding, Inc., 4.00%, 09/01/29		18	15,865
Velocity Vehicle Group LLC, 8.00%, 06/01/29		32	32,914
			162,639
Consumer Finance — 0.2%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		36	37,819
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (h)		100	106,150
Navient Corp.
5.50%, 03/15/29		66	60,259

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp. (continued)
9.38%, 07/25/30	USD	70	$ 73,603
OneMain Finance Corp.
6.63%, 01/15/28		53	53,188
9.00%, 01/15/29		122	128,713
5.38%, 11/15/29		126	118,170
7.88%, 03/15/30		99	102,074
4.00%, 09/15/30		95	81,533
7.50%, 05/15/31		27	27,321
SLM Corp., 3.13%, 11/02/26		56	52,162
			840,992
Consumer Staples Distribution & Retail (b) — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/28		84	83,025
6.50%, 02/15/28		10	10,047
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		104	100,776
Performance Food Group, Inc., 4.25%, 08/01/29		74	67,370
Post Holdings, Inc.
5.50%, 12/15/29		11	10,614
4.63%, 04/15/30		36	33,081
4.50%, 09/15/31		28	25,098
6.25%, 02/15/32		70	70,091
U.S. Foods, Inc.
4.63%, 06/01/30		13	12,078
7.25%, 01/15/32		60	62,267
United Natural Foods, Inc., 6.75%, 10/15/28		22	19,861
			494,308
Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27		200	196,524
4.00%, 09/01/29		285	241,183
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (c)	EUR	100	88,783
4.13%, 08/15/26 (b)	USD	200	173,593
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		76	74,695
8.75%, 04/15/30		252	246,621
LABL, Inc. (b)
6.75%, 07/15/26		17	16,788
5.88%, 11/01/28		71	64,742
9.50%, 11/01/28		117	117,922
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27		784	799,673
9.25%, 04/15/27		15	15,010
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27		10	9,980
7.25%, 05/15/31		42	41,927
Sealed Air Corp. (b)
5.00%, 04/15/29		15	14,276
6.50%, 07/15/32		46	45,742
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		27	29,489
			2,176,948
Security		Par (000)	Value
Diversified Consumer Services (b) — 0.0%
Match Group Holdings II LLC, 3.63%, 10/01/31	USD	53	$ 44,893
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		113	97,715
			142,608
Diversified REITs — 0.2%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		35	30,665
HAT Holdings I LLC/HAT Holdings II LLC (b)
3.38%, 06/15/26		59	55,634
8.00%, 06/15/27		54	56,140
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		77	70,335
SBA Communications Corp.
3.13%, 02/01/29		294	262,115
3.88%, 02/15/27		27	25,732
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)		450	440,677
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)		147	145,078
			1,086,376
Diversified Telecommunication Services — 1.0%
Altice Financing SA (b)
9.63%, 07/15/27		200	183,259
5.75%, 08/15/29		236	171,349
Altice France SA/France
11.50%, 02/01/27 (c)	EUR	100	87,577
5.13%, 07/15/29 (b)	USD	200	131,520
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (b)		200	193,030
Frontier Communications Holdings LLC (b)
5.88%, 10/15/27		12	11,716
5.00%, 05/01/28		21	19,784
8.75%, 05/15/30		550	566,743
8.63%, 03/15/31		98	100,952
GCI LLC, 4.75%, 10/15/28 (b)		35	31,947
Iliad Holding SASU, 7.00%, 10/15/28 (b)		200	198,326
iliad SA (c)
5.38%, 06/14/27	EUR	100	108,873
5.63%, 02/15/30		100	109,594
Level 3 Financing, Inc. (b)
10.50%, 04/15/29	USD	238	237,405
4.88%, 06/15/29		133	75,981
11.00%, 11/15/29		731	747,890
10.50%, 05/15/30		317	313,961
10.75%, 12/15/30		2	1,995
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (c)	EUR	100	109,639
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	50	32,601
4.13%, 04/15/30		50	31,349
SoftBank Group Corp., 2.88%, 01/06/27 (c)	EUR	100	101,363
Telecom Italia Capital SA, 7.20%, 07/18/36 (b)	USD	200	206,120
T-Mobile U.S., Inc.
3.38%, 04/15/29		67	61,873
3.50%, 04/15/31		26	23,359
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31 (b)		200	168,675
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (b)		82	77,248
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27	USD	897	$ 717,390
6.13%, 03/01/28		211	141,276
			4,962,795
Electric Utilities — 0.2%
Clearway Energy Operating LLC (b)
4.75%, 03/15/28		8	7,644
3.75%, 01/15/32		97	82,470
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(i)		144	140,278
FirstEnergy Corp., 4.00%, 05/01/26 (h)		163	161,207
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54 (a)		70	70,401
NextEra Energy Operating Partners LP (b)
3.88%, 10/15/26		17	16,166
7.25%, 01/15/29		43	44,095
NRG Energy, Inc., 7.00%, 03/15/33 (b)		25	26,390
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		32	29,620
PG&E Corp., 4.25%, 12/01/27 (b)(h)		58	58,493
Talen Energy Supply LLC, 8.63%, 06/01/30 (b)		34	36,252
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/17 (d)(e)(l)		2,375	—
TransAlta Corp., 7.75%, 11/15/29		8	8,348
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(i)		44	44,374
Vistra Operations Co. LLC (b)
5.63%, 02/15/27		41	40,313
5.00%, 07/31/27		5	4,837
7.75%, 10/15/31		126	131,215
6.88%, 04/15/32		95	96,441
6.95%, 10/15/33		30	32,109
			1,030,653
Electrical Equipment (b) — 0.0%
WESCO Distribution, Inc.
6.38%, 03/15/29		47	47,170
6.63%, 03/15/32		58	58,610
			105,780
Electronic Equipment, Instruments & Components (b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		109	103,155
EquipmentShare.com, Inc., 8.63%, 05/15/32		23	23,849
Sensata Technologies BV, 4.00%, 04/15/29		36	33,052
Sensata Technologies, Inc.
4.38%, 02/15/30		146	134,087
3.75%, 02/15/31		65	56,654
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,326
			380,123
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		212	212,845
6.25%, 04/01/28		37	36,644
Enerflex Ltd., 9.00%, 10/15/27 (b)		83	84,043
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)		133	136,335
Oceaneering International, Inc., 6.00%, 02/01/28		18	17,794
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		167	167,313
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. (continued)
7.13%, 03/15/29 (b)	USD	106	$ 106,807
Weatherford International Ltd., 8.63%, 04/30/30 (b)		107	110,877
			872,658
Entertainment (b) — 0.2%
Boyne USA, Inc., 4.75%, 05/15/29		165	153,961
Live Nation Entertainment, Inc.
4.75%, 10/15/27		68	65,166
3.75%, 01/15/28		35	32,511
Odeon Finco PLC, 12.75%, 11/01/27		519	543,976
Playtika Holding Corp., 4.25%, 03/15/29		21	18,427
			814,041
Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31 (b)		7	7,018
Covanta Holding Corp.
4.88%, 12/01/29 (b)		43	39,247
5.00%, 09/01/30		21	18,980
GFL Environmental, Inc. (b)
4.00%, 08/01/28		8	7,435
4.75%, 06/15/29		164	154,777
4.38%, 08/15/29		65	59,902
6.75%, 01/15/31		107	109,160
Madison IAQ LLC, 5.88%, 06/30/29 (b)		1,178	1,096,010
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		328	323,476
			1,816,005
Financial Services — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (b)		34	35,250
Blue Owl Credit Income Corp., 6.65%, 03/15/31		75	73,301
Enact Holdings, Inc., 6.25%, 05/28/29		33	33,010
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		97	96,937
9.13%, 05/15/31		68	66,171
GGAM Finance Ltd. (b)
7.75%, 05/15/26		11	11,225
8.00%, 02/15/27		83	85,733
8.00%, 06/15/28		29	30,544
6.88%, 04/15/29		65	66,137
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24 (b)(g)		27	25,590
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 07/01/34 (b)(j)		35	34,263
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)		50	50,367
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)		200	184,494
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
4.75%, 06/15/29		22	20,323
07/15/31 (j)		55	55,481
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		54	47,948
Macquarie Airfinance Holdings Ltd. (b)
8.38%, 05/01/28		28	29,511
6.40%, 03/26/29		15	15,254
8.13%, 03/30/29		57	60,260
6.50%, 03/26/31		40	41,133
Nationstar Mortgage Holdings, Inc. (b)
5.00%, 02/01/26		322	315,162
6.00%, 01/15/27		28	27,701

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc. (b) (continued)
5.13%, 12/15/30	USD	21	$ 19,257
5.75%, 11/15/31		79	74,253
7.13%, 02/01/32		193	194,128
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		72	74,245
7.13%, 11/15/30		68	67,790
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26		203	189,579
3.88%, 03/01/31		68	59,261
4.00%, 10/15/33		27	22,753
			2,107,061
Food Products — 0.2%
Aramark International Finance SARL, 3.13%, 04/01/25 (c)	EUR	100	105,890
Aramark Services, Inc., 5.00%, 02/01/28 (b)	USD	100	96,712
B&G Foods, Inc., 09/15/28 (b)(j)		22	22,357
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (c)	GBP	100	126,252
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28	USD	264	249,324
7.63%, 07/01/29		298	306,912
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)		76	74,728
Fiesta Purchaser, Inc., 7.88%, 03/01/31 (b)		38	39,265
Lion/Polaris Lux 4 SA, 07/01/29 (a)(c)(j)	EUR	100	107,095
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)	USD	60	52,762
			1,181,297
Gas Utilities (b) — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28		76	78,010
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		29	26,116
			104,126
Ground Transportation (b) — 0.2%
Genesee & Wyoming, Inc., 6.25%, 04/15/32		106	105,603
GN Bondco LLC, 9.50%, 10/15/31		48	44,740
Uber Technologies, Inc.
7.50%, 09/15/27		28	28,549
6.25%, 01/15/28		201	201,236
4.50%, 08/15/29		491	467,820
			847,948
Health Care Equipment & Supplies (b) — 0.3%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28		434	444,308
Medline Borrower LP
3.88%, 04/01/29		157	144,583
5.25%, 10/01/29		765	730,060
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29		145	146,641
Neogen Food Safety Corp., 8.63%, 07/20/30		64	69,094
Sotera Health Holdings LLC, 7.38%, 06/01/31		48	48,071
			1,582,757
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29 (b)		64	60,818
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		110	104,423
Catalent Pharma Solutions, Inc. (b)
5.00%, 07/15/27		206	201,995
3.13%, 02/15/29		25	23,927
Security		Par (000)	Value
Health Care Providers & Services (continued)
Catalent Pharma Solutions, Inc. (b) (continued)
3.50%, 04/01/30	USD	86	$ 82,327
CHS/Community Health Systems, Inc. (b)
5.63%, 03/15/27		168	156,443
6.00%, 01/15/29		180	158,851
5.25%, 05/15/30		215	177,266
4.75%, 02/15/31		98	77,051
10.88%, 01/15/32		139	144,669
Concentra Escrow Issuer Corp., 07/15/32 (b)(j)		61	61,803
Encompass Health Corp., 4.63%, 04/01/31		84	77,088
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)		50	49,679
HealthEquity, Inc., 4.50%, 10/01/29 (b)		182	170,112
LifePoint Health, Inc. (b)
9.88%, 08/15/30		65	69,317
11.00%, 10/15/30		157	172,977
10.00%, 06/01/32		68	69,524
Star Parent, Inc., 9.00%, 10/01/30 (b)		251	263,524
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)		155	156,571
Tenet Healthcare Corp.
6.13%, 06/15/30		41	40,723
6.75%, 05/15/31		376	381,645
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		63	62,042
			2,762,775
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	108,340
4.63%, 08/01/29	USD	147	106,694
3.50%, 03/15/31		146	95,136
			310,170
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)		738	679,476
Hotel & Resort REITs — 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		56	56,668
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		68	70,317
4.50%, 02/15/29		153	143,485
6.50%, 04/01/32		194	194,014
RLJ Lodging Trust LP, 4.00%, 09/15/29 (b)		74	65,359
Service Properties Trust
8.63%, 11/15/31 (b)		398	414,841
8.88%, 06/15/32		113	105,399
			1,050,083
Hotels, Restaurants & Leisure — 1.2%
Boyd Gaming Corp., 4.75%, 06/15/31 (b)		16	14,501
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30 (b)		75	66,022
Caesars Entertainment, Inc. (b)
4.63%, 10/15/29		419	384,127
7.00%, 02/15/30		386	394,369
6.50%, 02/15/32		175	175,858
Carnival Corp. (b)
6.00%, 05/01/29		275	271,650
7.00%, 08/15/29		12	12,439
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		616	666,872
Churchill Downs, Inc. (b)
5.50%, 04/01/27		108	106,262
4.75%, 01/15/28		47	44,892
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc. (b) (continued)
5.75%, 04/01/30	USD	231	$ 224,378
6.75%, 05/01/31		98	98,531
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		139	126,582
6.75%, 01/15/30		586	514,600
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		14	13,437
6.13%, 04/01/32 (b)		50	50,242
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (b)		60	60,281
Light & Wonder International, Inc., 7.50%, 09/01/31 (b)		81	83,691
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		31	31,870
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		77	76,034
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.79%, 12/15/30 (a)(c)	EUR	100	108,436
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)	USD	78	73,443
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (b)		200	179,599
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)		40	37,260
NCL Corp. Ltd. (b)
5.88%, 03/15/26		97	95,896
8.38%, 02/01/28		19	19,854
8.13%, 01/15/29		31	32,480
7.75%, 02/15/29		51	53,025
NCL Finance Ltd., 6.13%, 03/15/28 (b)		46	45,427
Ontario Gaming GTA LP, 8.00%, 08/01/30 (b)		41	42,076
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		34	24,451
5.88%, 09/01/31		37	25,163
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		36	38,881
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (b)		25	24,186
Royal Caribbean Cruises Ltd. (b)
4.25%, 07/01/26		24	23,227
5.38%, 07/15/27		25	24,616
5.50%, 04/01/28		40	39,490
7.25%, 01/15/30		36	37,275
6.25%, 03/15/32		87	87,731
Sabre GLBL, Inc. (b)
8.63%, 06/01/27		85	78,308
11.25%, 12/15/27		6	5,832
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		69	67,262
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)		257	261,655
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)		24	24,390
Station Casinos LLC (b)
4.50%, 02/15/28		69	64,924
4.63%, 12/01/31		31	27,630
6.63%, 03/15/32		49	48,759
Vail Resorts, Inc., 6.50%, 05/15/32 (b)		90	91,076
Viking Cruises Ltd. (b)
5.88%, 09/15/27		58	57,400
7.00%, 02/15/29		13	13,069
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd. (b) (continued)
9.13%, 07/15/31	USD	215	$ 232,859
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		27	26,394
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28 (b)		44	41,019
Wynn Macau Ltd., 5.63%, 08/26/28 (b)		200	187,200
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		202	192,115
7.13%, 02/15/31		128	132,726
			5,981,772
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 08/01/29		32	28,830
4.63%, 04/01/30		46	41,113
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		22	21,954
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		67	61,194
4.88%, 02/15/30		56	50,091
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		30	30,717
Empire Communities Corp., 9.75%, 05/01/29 (b)		20	20,350
LGI Homes, Inc., 8.75%, 12/15/28 (b)		33	34,373
Mattamy Group Corp., 4.63%, 03/01/30 (b)		72	66,555
Meritage Homes Corp., 1.75%, 05/15/28 (b)(h)		7	6,951
New Home Co., Inc., 9.25%, 10/01/29 (b)		56	56,137
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,570
4.38%, 02/01/32		97	83,564
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		31	32,355
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (b)		340	183,145
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (b)		20	19,152
Tempur Sealy International, Inc. (b)
4.00%, 04/15/29		89	80,262
3.88%, 10/15/31		23	19,226
			840,539
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		43	38,323
4.13%, 04/30/31 (b)		55	48,471
Kronos Acquisition Holdings, Inc., 06/30/31 (j)		15	15,015
Spectrum Brands, Inc. (b)
3.38%, 06/01/29 (h)		48	46,224
3.88%, 03/15/31		10	8,357
			156,390
Independent Power and Renewable Electricity Producers (b) — 0.1%
Calpine Corp.
4.63%, 02/01/29		99	91,852
5.00%, 02/01/31		25	23,332
NextEra Energy Partners LP (h)
0.00%, 11/15/25 (k)		76	68,628
2.50%, 06/15/26		51	46,538
			230,350
Insurance (b) — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30		66	66,046

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27	USD	285	$ 266,855
6.75%, 10/15/27		782	771,333
6.75%, 04/15/28		109	109,173
5.88%, 11/01/29		415	388,335
7.00%, 01/15/31		251	253,566
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,098
4.88%, 06/30/29		88	81,863
Ardonagh Finco Ltd., 7.75%, 02/15/31		200	197,713
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		200	195,342
AssuredPartners, Inc., 7.50%, 02/15/32		99	99,373
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31		20	20,232
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/31		441	437,703
8.13%, 02/15/32		245	243,406
HUB International Ltd.
7.25%, 06/15/30		847	868,286
7.38%, 01/31/32		1,039	1,053,631
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	141,831
10.50%, 12/15/30		83	89,130
Panther Escrow Issuer LLC, 7.13%, 06/01/31		704	712,050
USI, Inc./New York, 7.50%, 01/15/32		119	120,862
			6,152,828
Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28 (b)		200	177,620
IT Services — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26 (b)		201	192,269
Camelot Finance SA, 4.50%, 11/01/26 (b)		121	116,972
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)		302	306,634
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		170	169,160
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)		145	148,560
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		40	40,619
KBR, Inc., 4.75%, 09/30/28 (b)		75	69,750
Twilio, Inc.
3.63%, 03/15/29		52	46,773
3.88%, 03/15/31		129	113,454
			1,204,191
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28 (b)		2	2,073
Amer Sports Co., 6.75%, 02/16/31 (b)		77	76,507
Mattel, Inc., 6.20%, 10/01/40		21	20,699
			99,279
Machinery — 0.5%
ATS Corp., 4.13%, 12/15/28 (b)		35	31,895
Chart Industries, Inc. (b)
7.50%, 01/01/30		224	231,474
9.50%, 01/01/31		28	30,337
Esab Corp., 6.25%, 04/15/29 (b)		66	66,396
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (b)		35	25,797
Security		Par (000)	Value
Machinery (continued)
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)	USD	512	$ 530,183
OT Merger Corp., 7.88%, 10/15/29 (b)		37	16,650
Terex Corp., 5.00%, 05/15/29 (b)		67	63,576
TK Elevator Holdco GmbH
6.63%, 07/15/28 (c)	EUR	90	92,795
7.63%, 07/15/28 (b)	USD	200	198,474
TK Elevator Midco GmbH, 4.38%, 07/15/27 (c)	EUR	200	206,447
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	312	302,427
Vertiv Group Corp., 4.13%, 11/15/28 (b)		781	729,354
			2,525,805
Media — 1.0%
Adelphia Communications Corp., 10.50%, 12/31/49 (d)(e)(l)		400	—
Cable One, Inc.
0.00%, 03/15/26 (h)(k)		28	24,500
1.13%, 03/15/28 (h)		82	60,867
4.00%, 11/15/30 (b)		5	3,732
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
6.38%, 09/01/29		413	392,569
4.50%, 08/15/30		22	18,625
7.38%, 03/01/31		662	652,735
4.25%, 01/15/34		152	115,377
Clear Channel Outdoor Holdings, Inc. (b)
5.13%, 08/15/27		113	107,913
7.75%, 04/15/28		168	147,001
9.00%, 09/15/28		348	364,341
7.50%, 06/01/29		47	39,274
7.88%, 04/01/30		210	211,375
CMG Media Corp., 8.88%, 12/15/27 (b)		79	45,057
CSC Holdings LLC (b)
5.50%, 04/15/27		200	162,228
11.75%, 01/31/29		200	170,571
Directv Financing LLC/Directv Financing Co- Obligor, Inc., 5.88%, 08/15/27 (b)		193	181,533
DISH DBS Corp., 5.25%, 12/01/26 (b)		188	148,293
DISH Network Corp., 11.75%, 11/15/27 (b)		315	308,857
Gray Television, Inc. (b)
7.00%, 05/15/27		81	74,577
10.50%, 07/15/29		107	107,576
Lamar Media Corp., 4.00%, 02/15/30		15	13,599
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		180	168,576
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27		96	92,930
4.25%, 01/15/29		65	59,268
4.63%, 03/15/30		22	19,810
7.38%, 02/15/31		75	78,053
Pinewood Finco PLC, 6.00%, 03/27/30 (c)	GBP	100	124,198
Radiate Holdco LLC/Radiate Finance, Inc. (b)
4.50%, 09/15/26	USD	604	460,241
6.50%, 09/15/28		70	34,692
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		11	10,349
5.00%, 08/01/27		92	88,064
4.00%, 07/15/28		53	47,878
Univision Communications, Inc. (b)
6.63%, 06/01/27		107	102,435
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc. (b) (continued)
8.00%, 08/15/28	USD	207	$ 201,872
8.50%, 07/31/31		110	106,847
			4,945,813
Metals & Mining — 0.5%
Advanced Drainage Systems, Inc. (b)
5.00%, 09/30/27		6	5,866
6.38%, 06/15/30		42	42,152
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		46	48,272
11.50%, 10/01/31		219	245,066
ATI, Inc.
5.88%, 12/01/27		19	18,747
4.88%, 10/01/29		32	29,913
7.25%, 08/15/30		103	106,322
5.13%, 10/01/31		88	81,341
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		296	296,659
Carpenter Technology Corp., 7.63%, 03/15/30		65	66,919
Constellium SE
4.25%, 02/15/26 (c)	EUR	100	106,452
3.75%, 04/15/29 (b)	USD	250	226,657
ERO Copper Corp., 6.50%, 02/15/30 (b)		78	75,265
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		200	209,250
Kaiser Aluminum Corp. (b)
4.63%, 03/01/28		63	58,947
4.50%, 06/01/31		243	215,187
Mineral Resources Ltd., 9.25%, 10/01/28 (b)		10	10,495
New Gold, Inc., 7.50%, 07/15/27 (b)		147	147,938
Novelis Corp. (b)
3.25%, 11/15/26		217	204,198
4.75%, 01/30/30		329	305,215
3.88%, 08/15/31		96	83,115
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (c)	EUR	100	100,669
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)	USD	39	35,889
			2,720,534
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.0%
Starwood Property Trust, Inc.
4.38%, 01/15/27		13	12,308
7.25%, 04/01/29		43	43,461
			55,769
Oil, Gas & Consumable Fuels — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (b)		136	137,487
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.38%, 06/15/29		66	63,978
6.63%, 02/01/32		75	75,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		97	120,108
8.25%, 12/31/28		201	205,924
5.88%, 06/30/29		113	110,431
Baytex Energy Corp., 8.50%, 04/30/30 (b)		75	78,435
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		56	57,030
7.25%, 07/15/32		45	46,267
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28 (b)	USD	192	$ 200,250
Buckeye Partners LP
6.88%, 07/01/29 (b)		24	24,090
5.85%, 11/15/43		16	13,731
5.60%, 10/15/44		1	788
CITGO Petroleum Corp. (b)
7.00%, 06/15/25		163	162,956
8.38%, 01/15/29		130	133,993
Civitas Resources, Inc. (b)
8.38%, 07/01/28		135	141,457
8.63%, 11/01/30		72	77,200
8.75%, 07/01/31		174	186,345
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		32	28,837
CNX Resources Corp., 7.38%, 01/15/31 (b)		32	32,717
Comstock Resources, Inc. (b)
6.75%, 03/01/29		362	350,559
5.88%, 01/15/30		33	30,707
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		250	236,981
Crescent Energy Finance LLC (b)
7.63%, 04/01/32		102	103,957
7.38%, 01/15/33		94	94,203
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		57	59,831
DT Midstream, Inc., 4.38%, 06/15/31 (b)		79	71,955
Enbridge, Inc. (a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	40,241
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	54,108
(5-year CMT + 4.43%), 8.50%, 01/15/84		50	53,902
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		56	58,391
Energy Transfer LP (a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	73,994
(5-year CMT + 4.02%), 8.00%, 05/15/54		152	158,991
Series B, (3-mo. LIBOR US + 4.16%), 6.63% (i)		29	28,142
Series H, (5-year CMT + 5.69%), 6.50% (i)		144	142,034
EQM Midstream Partners LP (b)
6.38%, 04/01/29		89	89,899
7.50%, 06/01/30		49	52,292
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b)		35	37,057
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,308
8.25%, 01/15/29		82	84,652
8.88%, 04/15/30		28	29,454
7.88%, 05/15/32		91	91,867
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		54	54,829
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		64	64,881
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		3	2,963
5.75%, 02/01/29		72	69,672
6.00%, 04/15/30		5	4,830
8.38%, 11/01/33		159	169,455
6.88%, 05/15/34		84	83,092
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		67	70,895
7.38%, 07/15/32		77	78,198
ITT Holdings LLC, 6.50%, 08/01/29 (b)		109	98,755

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP (b)
6.63%, 12/15/28	USD	3	$ 3,048
5.88%, 06/15/30		32	31,533
Matador Resources Co. (b)
6.88%, 04/15/28		64	64,962
6.50%, 04/15/32		75	75,006
Nabors Industries Ltd., 7.50%, 01/15/28 (b)		63	60,115
Nabors Industries, Inc. (b)
7.38%, 05/15/27		37	37,636
9.13%, 01/31/30		48	49,725
New Fortress Energy, Inc. (b)
6.75%, 09/15/25		89	86,396
8.75%, 03/15/29		168	153,362
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		132	134,496
8.38%, 02/15/32		266	270,095
Noble Finance II LLC, 8.00%, 04/15/30 (b)		78	81,176
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)		238	240,686
3.63%, 04/15/29 (h)		40	46,040
8.75%, 06/15/31 (b)		74	77,647
Northriver Midstream Finance LP, 07/15/32 (b)(j)		42	42,073
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		25	26,480
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		46	47,091
Permian Resources Operating LLC (b)
7.75%, 02/15/26		20	20,163
8.00%, 04/15/27		70	71,571
5.88%, 07/01/29		159	156,565
9.88%, 07/15/31		79	87,446
7.00%, 01/15/32		85	87,318
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		50	51,532
Precision Drilling Corp., 6.88%, 01/15/29 (b)		4	3,957
Rockcliff Energy II LLC, 5.50%, 10/15/29 (b)		131	122,623
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		14	13,179
Saturn Oil & Gas, Inc., 9.63%, 06/15/29 (b)		49	49,458
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		100	103,397
SM Energy Co., 6.50%, 07/15/28		6	5,948
Southwestern Energy Co., 4.75%, 02/01/32		2	1,840
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
6.00%, 03/01/27		14	13,798
5.50%, 01/15/28		21	20,091
7.38%, 02/15/29		122	122,596
6.00%, 12/31/30		2	1,863
6.00%, 09/01/31		41	38,316
Talos Production, Inc. (b)
9.00%, 02/01/29		48	50,378
9.38%, 02/01/31		40	42,232
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		33	33,514
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		32	33,027
Transocean, Inc. (b)
8.00%, 02/01/27		53	52,816
8.25%, 05/15/29		165	165,409
8.75%, 02/15/30		221	231,498
8.50%, 05/15/31		210	210,090
Valaris Ltd., 8.38%, 04/30/30 (b)		208	215,331
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29	USD	285	$ 259,561
4.13%, 08/15/31		5	4,487
Venture Global LNG, Inc. (b)
8.13%, 06/01/28		133	137,019
9.50%, 02/01/29		563	616,539
8.38%, 06/01/31		358	371,329
9.88%, 02/01/32		374	407,071
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		51	50,124
Vital Energy, Inc.
9.75%, 10/15/30		85	92,811
7.88%, 04/15/32 (b)		148	150,455
			10,190,713
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (b)		73	69,437
Air France-KLM, 4.63%, 05/23/29 (c)	EUR	100	105,468
American Airlines, Inc., 8.50%, 05/15/29 (b)	USD	121	125,715
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)		16	15,119
Finnair OYJ, 4.75%, 05/24/29 (c)	EUR	100	105,390
United Airlines, Inc., 4.63%, 04/15/29 (b)	USD	175	162,979
			584,108
Personal Care Products (b) — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29		5	4,752
6.63%, 07/15/30		36	36,533
			41,285
Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		60	57,695
Bausch Health Cos., Inc., 11.00%, 09/30/28 (b)		132	117,480
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)		77	79,462
Option Care Health, Inc., 4.38%, 10/31/29 (b)		79	72,515
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	100	104,285
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	203	190,820
			622,257
Professional Services (b) — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28		243	220,498
Dun & Bradstreet Corp., 5.00%, 12/15/29		153	142,111
			362,609
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp.
7.00%, 04/15/30 (b)		45	37,036
Series AI, 7.00%, 04/15/30		80	65,415
Cushman & Wakefield U.S. Borrower LLC (b)
6.75%, 05/15/28		101	100,255
8.88%, 09/01/31		38	39,978
Howard Hughes Corp., 4.38%, 02/01/31 (b)		53	45,636
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (b)		42	25,850
			314,170
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)		51	47,464
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29 (c)	EUR	100	$ 112,048
MKS Instruments, Inc., 1.25%, 06/01/30 (b)(h)	USD	61	64,946
Synaptics, Inc., 4.00%, 06/15/29 (b)		84	76,114
			253,108
Software — 1.3%
Boxer Parent Co., Inc., 9.13%, 03/01/26 (b)		177	177,137
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		124	128,055
Clarivate Science Holdings Corp. (b)
3.88%, 07/01/28		381	353,864
4.88%, 07/01/29		186	172,620
Cloud Software Group, Inc. (b)
6.50%, 03/31/29		1,106	1,062,108
9.00%, 09/30/29		987	957,607
8.25%, 06/30/32		484	493,315
Dye & Durham Ltd., 8.63%, 04/15/29 (b)		29	29,418
Elastic NV, 4.13%, 07/15/29 (b)		120	109,567
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,277,975
McAfee Corp., 7.38%, 02/15/30 (b)		173	159,827
MicroStrategy, Inc., 6.13%, 06/15/28 (b)		151	146,358
SS&C Technologies, Inc. (b)
5.50%, 09/30/27		262	257,993
6.50%, 06/01/32		176	177,531
UKG, Inc., 6.88%, 02/01/31 (b)		749	758,385
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		231	209,752
			6,471,512
Specialized REITs (b) — 0.0%
Iron Mountain, Inc.
7.00%, 02/15/29		152	154,674
5.63%, 07/15/32		44	41,781
			196,455
Specialty Retail (b) — 0.2%
ANGI Group LLC, 3.88%, 08/15/28		80	68,739
eG Global Finance PLC, 12.00%, 11/30/28		415	441,841
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		253	246,389
Staples, Inc., 10.75%, 09/01/29		54	51,318
			808,287
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 04/01/29 (b)		63	68,087
Seagate HDD Cayman
8.25%, 12/15/29		98	105,105
8.50%, 07/15/31		120	129,243
			302,435
Textiles, Apparel & Luxury Goods (b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	51,954
4.13%, 08/15/31		13	11,319
Hanesbrands, Inc.
4.88%, 05/15/26		42	41,089
9.00%, 02/15/31		3	3,143
Kontoor Brands, Inc., 4.13%, 11/15/29		32	28,968
			136,473
Security		Par (000)	Value
Trading Companies & Distributors — 0.0%
GYP Holdings III Corp., 4.63%, 05/01/29 (b)	USD	74	$ 68,482
Total Corporate Bonds — 18.0% (Cost: $101,232,132)			91,340,314
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26 (g)		920	950,041
Health Care Technology — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		965	959,374
Media — 0.1%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (e)		665	646,713
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,525,067)			2,556,128
Floating Rate Loan Interests (a)
Aerospace & Defense — 3.9%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30		939	940,666
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30		1,098	1,102,256
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.26%, 08/03/29		320	310,087
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		3,057	2,222,873
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		616	447,853
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		3,743	3,754,232
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.94%, 04/09/26		750	720,403
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		268	269,340
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		1,467	1,470,947
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		2,726	2,724,781
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28		588	590,437
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		1,443	1,447,535

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31	USD	3,456	$ 3,462,555
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30		99	98,891
			19,562,856
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 03/17/30		219	219,352
Automobile Components — 1.0%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		2,081	2,088,804
Clarios Global LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/06/30		2,112	2,114,525
2024 USD Term Loan B, 05/06/30 (m)		33	33,041
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		1,011	968,396
			5,204,766
Automobiles — 0.8%
Dealer Tire Financial LLC
2024 Term Loan B, 07/02/31 (e)(m)		1,046	1,043,367
2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 12/14/27		2,620	2,612,373
RVR Dealership Holdings LLC, Term Loan B, (1- mo. CME Term SOFR + 3.85%), 9.19%, 02/08/28		203	187,521
			3,843,261
Banks — 0.5%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 08/02/28		2,372	2,369,948
Beverages — 0.9%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		1,631	1,301,204
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29		3,472	3,213,968
			4,515,172
Broadline Retail — 0.9%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28		590	587,016
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		3,903	3,897,112
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/21/27		334	274,914
			4,759,042
Building Materials — 2.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28		1,404	1,185,906
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		567	568,758
Security		Par (000)	Value
Building Materials (continued)
Chariot Buyer LLC (continued)
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 11/03/28	USD	2,118	$ 2,115,053
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.68%, 04/12/28		308	300,066
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (m)		1,206	1,204,493
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29		1,260	1,258,011
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29 (e)		478	479,439
Standard Industries, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 09/22/28		1,381	1,383,584
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29		655	659,094
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26		2,977	2,976,253
			12,130,657
Building Products — 2.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29		230	230,728
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28		1,287	1,290,260
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27		1,255	1,222,585
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 10/02/28		523	521,007
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29		696	696,834
Emerald Debt Merger Sub LLC, Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30		1,509	1,507,784
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		1,503	1,494,238
Gulfside Supply, Inc., Term Loan B, 06/17/31 (e)(m)		511	511,000
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 7.90%, 04/12/28	EUR	854	846,387
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31 (m)	USD	589	589,247
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (m)		707	707,925
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		1,072	1,073,402
			10,691,397
Capital Markets — 1.5%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30		543	545,005
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31		584	583,270
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27	USD	643	$ 644,009
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26		1,882	1,883,458
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 06/30/28		1,276	1,274,658
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28		908	906,175
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 08/11/28		198	199,120
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28		1,795	1,799,488
			7,835,183
Chemicals — 4.6%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1- mo. CME Term SOFR + 7.10%), 12.44%, 09/30/29		815	736,556
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28		1,275	1,210,613
2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/24/27		668	661,547
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		428	426,672
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		1,075	1,076,158
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		1,034	1,029,014
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/01/30		1,858	1,865,887
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31		1,500	1,497,746
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30		1,724	1,725,349
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30		262	262,192
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		930	900,030
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30		610	606,267
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28 (e)		1,611	1,578,486
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (e)		1,997	1,992,015
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/29/27		399	332,025
Security		Par (000)	Value
Chemicals (continued)
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28	USD	1,133	$ 1,134,482
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31		766	765,567
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24		1,400	1,291,632
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27		471	472,620
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27		916	916,442
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 3.50%), 8.58%, 08/02/30		1,445	1,443,556
WR Grace Holdings LLC, 2021 Term Loan B, (3- mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28		1,249	1,253,072
			23,177,928
Commercial Services & Supplies — 4.7%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30 (e)		579	581,419
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.84%, 08/17/26		1,706	1,708,459
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 02/04/28		1,756	1,755,739
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		3,598	3,580,845
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.34%, 02/15/29		677	679,197
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 9.19%, 03/03/25 (g)		856	848,460
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31		2,292	2,291,679
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29		382	383,938
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		296	296,743
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30		529	529,114
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 05/04/28		2,604	2,607,070
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28		155	156,013
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28		679	447,829

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30	USD	647	$ 646,756
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30		75	75,018
Sotheby ’ s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27		2,494	2,281,348
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27		1,438	1,383,526
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31		899	893,759
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28		876	876,235
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		1,709	1,719,374
			23,742,521
Communications Equipment — 0.5%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30		1,249	1,252,152
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		502	446,236
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29		1,026	915,288
			2,613,676
Construction & Engineering — 2.1%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31		1,051	1,056,476
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.21%, 09/22/28		1,148	1,148,432
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		665	665,688
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		3,235	3,243,785
Brown Group Holding LLC (m)
2022 Incremental Term Loan B2, 07/02/29		561	560,876
Term Loan B, 06/07/28		1,020	1,019,024
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27		199	198,857
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 01/21/28		925	926,156
Propulsion BC Newco LLC, Term Loan, 09/14/29 (m)		196	196,480
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.61%), 9.08%, 05/12/28		1,522	1,468,464
			10,484,238
Construction Materials — 0.8%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		1,455	1,457,159
Security		Par (000)	Value
Construction Materials (continued)
Gates Corp., 2024 Term Loan B5, 06/04/31 (m)	USD	1,273	$ 1,273,790
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 03/08/29		724	691,182
Quikrete Holdings, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29		555	554,358
			3,976,489
Consumer Finance — 0.1%
Edelman Financial Engines Center LLC, 2024 Term Loan B, 04/07/28 (m)		570	570,663
Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26		559	559,866
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/22/28		779	781,975
			1,341,841
Containers & Packaging — 1.6%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		3,362	3,365,647
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28		1,383	1,364,211
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		1,214	1,214,238
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26		586	585,374
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.46%, 07/31/26		607	606,629
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 09/15/28		1,127	1,127,877
			8,263,976
Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27		858	783,806
Diversified Consumer Services — 1.1%
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		542	541,607
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 11/24/28		800	798,748
Hoya Midco LLC, 2022 Term Loan, 02/03/29 (m)		841	843,103
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30		1,261	1,265,432
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30	USD	1,401	$ 1,405,544
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25		720	624,580
			5,479,014
Diversified Telecommunication Services — 2.9%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26 (e)		1,695	1,559,846
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28		2,063	1,509,371
Connect Finco SARL
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29		1,123	1,056,837
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26		1,222	1,204,568
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.59%, 09/20/30		586	584,311
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		871	851,890
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		878	853,611
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29		673	461,926
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30		688	458,954
2024 Term Loan A, 06/01/28 (m)		117	96,263
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.78%, 09/01/28		754	649,634
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		672	667,506
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29		1,212	1,155,945
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		4,386	3,806,439
			14,917,101
Electric Utilities — 0.3%
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31		282	283,512
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31		1,117	1,116,641
			1,400,153
Security		Par (000)	Value
Electrical Equipment — 0.4%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.35%, 06/23/28	USD	1,987	$ 1,988,765
Electronic Equipment, Instruments & Components — 0.8%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31 (e)		402	401,498
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29		1,294	1,292,640
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 11/22/29		2,453	2,453,242
			4,147,380
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27		46	21,861
Entertainment — 3.7%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.44%, 04/22/26		1,292	1,221,664
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/29		88	87,657
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28		2,658	2,667,840
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30		1,655	1,657,416
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 10/19/26		2,221	2,216,198
Motion Finco SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		1,131	1,130,874
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (m)		641	642,615
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28		1,486	1,485,064
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25		1,673	1,670,836
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26		756	757,330
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25		2,497	2,498,950
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31		2,657	2,658,293
			18,694,737
Environmental, Maintenance & Security Service — 2.2%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28		916	919,570

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28	USD	979	$ 978,128
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28		75	74,763
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28		780	779,239
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28		43	42,581
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/21/28		3,078	3,090,724
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 06/27/29		424	425,124
GFL Environmental, Inc.
2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27		641	641,350
2024 Term Loan B, 06/27/31 (e)(m)		671	671,000
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.09%, 06/21/28		3,220	3,220,875
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.69%, 03/09/28		809	437,550
			11,280,904
Financial Services — 3.9%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 7.33%, 12/21/28		1,132	1,131,639
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.84%, 11/13/25		1,941	1,941,427
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.84%, 10/30/26		1,114	1,113,918
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29		423	423,333
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28		3,105	3,105,365
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28		894	862,851
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		886	884,618
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		5,549	5,542,297
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		1,594	1,590,015
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31		1,465	1,467,306
Security		Par (000)	Value
Financial Services (continued)
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27	USD	430	$ 429,264
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25		1,098	1,095,034
Oxea Holding Drei GmbH, 2024 Tranche B Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.34%, 06/22/25		286	263,949
			19,851,016
Food Products — 2.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25		1,256	1,188,810
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.86%), 10.21%, 10/01/25		1,314	1,242,192
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30		589	589,334
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/25/27		2,870	2,876,653
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		733	736,065
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27		3,205	3,201,642
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25		449	326,541
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		902	902,176
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28		837	836,557
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/20/28		488	488,641
			12,388,611
Ground Transportation — 1.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.18%, 04/06/28		502	501,935
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27		560	553,626
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		1,683	1,680,677
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		389	351,138
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Hertz Corp. (continued)
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28	USD	75	$ 68,047
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, 08/04/25		1,281	896,837
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30		1,147	1,151,157
			5,203,417
Health Care Equipment & Supplies — 2.7%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27		938	941,375
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		846	842,972
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		2,020	1,996,704
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/04/28		664	665,832
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27		1,274	1,258,282
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28		4,172	4,177,111
2024 USD Add-on Term Loan B, 10/23/28 (m)		1,587	1,587,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		1,991	1,984,370
			13,453,646
Health Care Providers & Services — 3.6%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28		1,823	1,821,521
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		887	887,986
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		194	193,838
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		1,928	1,930,940
Concentra Health Services, Inc., Term Loan B, 06/26/31 (e)(m)		160	160,400
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 11/01/28		1,890	1,888,287
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/29		210	208,614
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.61%), 10.04%, 11/30/28		2,389	1,454,515
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.08%, 08/31/28		685	686,539
Security		Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC (continued)
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 12.08%, 11/30/28 (e)	USD	38	$ 6,473
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/01/30		134	133,914
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		500	501,888
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		127	127,012
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.71%, 03/06/28		699	590,650
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31		1,091	1,094,097
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.44%, 11/01/29		536	363,585
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		2,641	2,645,464
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1- mo. CME Term SOFR + 3.35%), 8.69%, 11/01/28		546	409,606
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		1,009	1,007,437
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 12/19/30		1,051	1,050,836
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 05/16/29		288	289,097
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.84%, 01/08/27		930	930,222
			18,382,921
Health Care Technology — 2.5%
AthenaHealth Group, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		2,703	2,691,148
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/01/31		1,749	1,737,689
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		2,778	2,687,141
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27		498	499,867
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		4,145	4,141,415
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/22/29		477	477,027
Zelis Payments Buyer, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 09/28/29		209	208,453
			12,442,740

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30	USD	443	$ 442,792
Hotels, Restaurants & Leisure — 6.9%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		2,074	2,066,498
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 02/02/26		1,628	1,586,747
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30 (m)		199	199,872
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 05/31/30		630	632,709
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28		1,060	1,005,011
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31		2,568	2,565,586
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30		1,120	1,118,637
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27		804	806,652
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (m)		303	302,055
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28		1,295	1,296,963
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		1,454	1,448,230
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		3,513	3,515,446
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30		3,212	3,209,869
Four Seasons Hotels Ltd., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29		2,826	2,834,753
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30		696	696,480
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 12/15/27		2,116	2,113,696
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29		947	946,028
2024 Term Loan B2, 04/14/29 (m)		41	40,971
Penn Entertainment, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29		1,262	1,262,517
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 01/05/29		406	405,915
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		240	215,833
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		320	286,711
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 04/04/29	USD	375	$ 374,063
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28		465	465,018
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31		1,777	1,775,483
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28		2,691	2,690,080
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30		1,148	1,148,455
			35,010,278
Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/31/28		1,306	1,306,980
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		2,058	2,037,956
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.95%, 06/29/28		443	352,130
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		1,554	1,327,222
Weber-Stephen Products LLC, Term Loan B, (1- mo. CME Term SOFR + 3.36%), 8.71%, 10/30/27		2,755	2,554,176
			7,578,464
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30		1,103	1,099,430
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		526	524,028
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.11%, 12/15/27		1,011	1,011,594
			2,635,052
Industrial Conglomerates — 0.1%
Stitch Aquisition Corporation, 2024 Term Loan, 07/28/28		978	391,030
Insurance — 6.6%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		6,066	6,079,399
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.59%, 02/19/28		2,657	2,653,900
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 02/28/28		2,042	2,044,624
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		3,521	3,528,253
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/26/31 (e)	USD	491	$ 490,394
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		4,664	4,672,421
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30		1,023	1,021,926
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27		1,153	1,157,603
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 02/24/28		3,598	3,597,466
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		2,727	2,729,427
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		904	920,200
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29		3,667	3,664,726
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30		1,000	999,040
			33,559,379
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28		380	380,005
IT Services — 3.4%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.71%, 12/23/26		383	379,526
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28		985	914,101
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/20/29		953	876,465
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.69%, 08/19/28		1,365	1,353,375
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31		2,907	2,910,423
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29		2,802	2,759,464
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (e)(m)		522	522,000
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29		1,056	1,057,170
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31		2,318	2,315,105
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28		1,150	634,369
Security		Par (000)	Value
IT Services (continued)
Magenta Buyer LLC (continued)
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29	USD	1,497	$ 438,682
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		2,046	2,025,540
2024 2nd Lien Term Loan, 06/17/32 (m)		704	700,044
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.36%, 06/28/29		560	559,775
			17,446,039
Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.44%, 12/01/28		399	392,206
Machinery — 3.1%
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/14/28		289	290,667
Doosan Bobcat North America, Inc.
2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		229	228,581
2024 Term Loan, 04/20/29 (m)		89	89,022
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		290	289,820
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		1,455	1,463,120
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		6,337	6,347,974
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		3,516	3,531,621
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27		2,214	2,217,896
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		1,022	1,022,225
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.46%, 10/04/28		98	98,284
			15,579,210
Media — 2.1%
A L Parent LLC, 2023 Take Back Term Loan, (1- mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.84%, 06/30/28		411	412,072
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30		1,247	1,231,338
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		643	643,429
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.60%), 8.93%, 12/17/26		— (n)	160

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27	USD	1,359	$ 1,126,014
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		832	832,479
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30		951	953,784
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		220	208,725
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 08/19/26		146	137,754
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26 (g)		1,737	1,636,638
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		2,364	1,909,031
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.19%, 04/21/29		501	338,573
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		1,066	1,029,287
			10,459,284
Oil, Gas & Consumable Fuels — 2.0%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		3,218	3,212,690
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30		249	248,976
M6 ETX Holdings II Midco LLC, Term Loan B, (1- mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		226	226,662
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28		1,864	1,871,286
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 01/31/28		557	557,337
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28		1,593	1,547,495
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		2,647	2,645,089
			10,309,535
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27		1,908	1,907,328
Passenger Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3- mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		1,147	1,183,434
Security		Par (000)	Value
Passenger Airlines (continued)
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31	USD	744	$ 744,366
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		144	143,608
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29		1,563	1,559,093
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 02/15/28		1,132	1,127,785
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR + 5.25%), 10.74%, 06/21/27		1,751	1,785,462
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31		1,266	1,266,954
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR + 3.10%), 8.44%, 12/11/26		69	68,955
			7,879,657
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.46%, 07/03/28		44	44,490
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		1,043	1,047,928
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27		904	821,600
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27		1,259	1,253,318
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28 (m)		363	362,993
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28		1,882	1,882,498
Option Care Health, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28		704	708,312
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		862	861,810
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29		829	824,531
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27		1,074	1,069,146
			8,832,136
Professional Services — 3.7%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29		978	953,550
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		3,030	2,979,631
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31 (e)		1,679	1,681,099
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services (continued)
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29	USD	5,537	$ 5,536,819
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3- mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29		1,650	1,655,139
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 04/28/28		1,911	1,911,367
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		826	667,022
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 12/01/28		1,605	1,604,174
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.19%, 06/24/31		1,612	1,609,708
			18,598,509
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25		40	40,151
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (e)		579	582,445
2024 Term Loan B, 01/31/30 (e)(m)		473	472,152
			1,094,748
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29		792	791,117
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29		1,026	1,026,037
2024 USD Term Loan B, 08/17/29 (m)		189	188,960
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28		540	538,658
			2,544,772
Software — 9.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31		2,916	2,935,360
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		551	549,098
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28		1,828	1,827,858
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		1,051	1,053,133
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		4,599	4,592,378
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		676	668,395
2021 Term Loan, (1-mo. CME Term SOFR + 3.85%), 9.19%, 10/08/28 (e)		732	731,431
Security		Par (000)	Value
Software (continued)
Drake Software LLC, 2024 Term Loan B, 06/26/31 (e)(m)	USD	526	$ 520,740
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.96%, 02/04/28		246	246,770
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.44%, 10/09/28		1,580	1,581,715
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		2,490	2,499,540
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29		1,833	1,825,688
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		2,748	2,760,010
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		1,128	1,135,224
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30		1,166	1,167,870
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28		2,633	2,638,598
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28		438	437,549
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		3,141	3,133,998
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		908	901,660
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		2,423	2,418,480
Modena Buyer LLC, Term Loan, 07/01/31 (m)		762	742,714
Planview Parent, Inc., 2024 Term Loan, 12/17/27 (m)		217	216,151
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		2,924	2,925,014
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28		2,977	2,890,551
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 04/23/29		2,459	2,391,460
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27		1,156	1,158,408
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		847	848,344
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		3,145	3,155,601

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Voyage Australia Pty. Ltd., USD Term Loan B, (3- mo. CME Term SOFR + 3.76%), 9.09%, 07/20/28	USD	209	$ 208,752
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		1,831	1,833,031
			49,995,521
Specialty Retail — 0.6%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.51%), 9.82%, 03/31/26 (e)		247	246,454
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31		505	504,772
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		1,668	1,661,394
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 10/20/28		742	721,078
			3,133,698
Technology Hardware, Storage & Peripherals — 0.8%
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28		4,146	4,153,498
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30		466	467,069
Trading Companies & Distributors — 1.1%
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31		704	704,679
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28		3,505	3,507,504
TMK Hawk Parent Corp. (e)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		56	46,765
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.59%, 06/30/29		1,785	1,213,770
			5,472,718
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26		729	725,471
Security		Par (000)	Value
Wireless Telecommunication Services — 0.4%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28	USD	814	$ 810,778
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31		1,366	1,366,919
			2,177,697
Total Floating Rate Loan Interests — 104.0% (Cost: $533,965,327)			526,949,624

	Shares
Investment Companies
Equity Funds — 0.1%
Janus Henderson AAA CLO ETF	15,000	763,200
Fixed Income Funds — 2.4%
Invesco Senior Loan ETF	566,200	11,914,108
Total Investment Companies — 2.5% (Cost: $12,678,195)		12,677,308

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (e)(o)	USD	1,156	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim (e)(o)		1,084	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 0.7% (a)
Automobiles (i) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%	USD	50	46,936
Volkswagen International Finance NV, 3.88% (c)	EUR	100	99,679
			146,615
Banks (i) — 0.3%
AIB Group PLC, 5.25% (c)		200	213,387
Barclays PLC
4.38%	USD	200	167,941
9.63%		200	216,818
Citigroup, Inc.
Series AA, 7.63%		81	84,336
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
Series CC, 7.13%	USD	180	$ 179,597
PNC Financial Services Group, Inc.
Series V, 6.20%		67	66,739
Series W, 6.25%		72	70,162
UBS Group AG (b)
7.75%		200	204,009
Series NC10, 9.25%		200	223,978
Wells Fargo & Co., 7.63%		111	118,205
			1,545,172
Diversified Telecommunication Services (c) — 0.1%
British Telecommunications PLC, 5.13%, 10/03/54	EUR	100	107,362
Telefonica Europe BV, 6.14% (i)		100	112,175
Vodafone Group PLC, 6.50%, 08/30/84		100	114,993
			334,530
Electric Utilities — 0.2%
AES Corp., 7.60%, 01/15/55	USD	71	71,878
Dominion Energy, Inc.
Series A, 6.88%, 02/01/55		74	75,543
Series B, 7.00%, 06/01/54		45	46,821
Edison International, Series B, 5.00% (i)		75	71,340
EDP - Energias de Portugal SA, 4.75%, 05/29/54 (c)	EUR	100	106,426
Electricite de France SA, 3.38% (c)(i)		200	186,654
NRG Energy, Inc., 10.25% (b)(i)	USD	118	129,058
Terna - Rete Elettrica Nazionale, 4.75% (c)(i)	EUR	100	105,756
Vistra Corp., 7.00% (b)(i)	USD	168	166,540
			960,016
Gas Utilities — 0.0%
Centrica PLC, 6.50%, 05/21/55 (c)	GBP	100	127,674
Industrial Conglomerates — 0.0%
Alstom SA, 5.87% (c)(i)	EUR	100	108,605
			3,222,612
Total Preferred Securities — 0.7% (Cost: $3,225,557)			3,222,612

	Shares
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (d)	2,435	—
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd. (d)(e)	1	—
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00) (d)	1,152	$ 20,546
Total Warrants — 0.0% (Cost: $ — )		20,546
Total Long-Term Investments — 129.0% (Cost: $684,239,664)		653,432,959
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (p)(q)	3,146,351	3,146,351
Total Short-Term Securities — 0.6% (Cost: $3,146,350)		3,146,351
Total Investments — 129.6% (Cost: $687,386,014)		656,579,310
Liabilities in Excess of Other Assets — (29.6)%		(149,870,278)
Net Assets — 100.0%		$ 506,709,032

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $601,790, representing 0.1% of its net assets as of period end, and an original cost of $949,262.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Perpetual security with no stated maturity date.
(j)	When-issued security.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,315,320	$ 1,831,031 (a)	$ —	$ —	$ —	$ 3,146,351	3,146,351	$ 35,473	$ —
iShares iBoxx $ High Yield Corporate Bond ETF (b)	1,160,850	—	(1,155,993)	17,193	(22,050)	—	—	18,089	—
				$ 17,193	$ (22,050)	$ 3,146,351		$ 53,562	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,000	USD	16,063	Barclays Bank PLC	07/03/24	$ 2
USD	100,284	EUR	93,000	Barclays Bank PLC	09/18/24	314
USD	492,784	EUR	457,726	BNP Paribas SA	09/18/24	754
USD	4,239,615	EUR	3,938,000	BNP Paribas SA	09/18/24	6,484
USD	319,938	EUR	297,274	Toronto-Dominion Bank	09/18/24	385
USD	38,044	GBP	30,000	Goldman Sachs International	09/18/24	99
USD	157,248	GBP	124,000	Goldman Sachs International	09/18/24	410
USD	545,296	GBP	430,000	Goldman Sachs International	09/18/24	1,423
USD	38,065	GBP	30,000	HSBC Bank PLC	09/18/24	120
USD	44,377	GBP	35,000	JPMorgan Chase Bank N.A.	09/18/24	109
USD	31,708	GBP	25,000	Standard Chartered Bank	09/18/24	88
USD	8,879	GBP	7,000	UBS AG	09/18/24	25
						10,213
USD	16,122	EUR	15,000	Barclays Bank PLC	09/18/24	(2)
						$ 10,211
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	CCC+	USD	4,008	$ 251,169	$ (44,730)	$ 295,899

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Matterhorn Telecom Holding S.A.	5.00%	Quarterly	Goldman Sachs International	06/20/29	EUR	8	$ (1,026)	$ (982)	$ (44)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	8	$ 957	$ 1,228	$ (271)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	15	(461)	(2,421)	1,960
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	5	554	660	(106)
Sunrise HoldCo IV B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B	EUR	5	606	488	118
Ziggo Bond Company B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	3	156	234	(78)
Ziggo Bond Company B.V.	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	5	266	232	34
								$ 2,078	$ 421	$ 1,657

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	09/20/24	USD	5,000	$ 6,194	$ (36,312)	$ 42,506
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	BNP Paribas SA	N/A	09/20/24	USD	10,000	133,191	(1,475)	134,666
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	BNP Paribas SA	N/A	09/20/24	USD	4,200	2,989	(39,871)	42,860
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	4,000	29,621	(21,916)	51,537
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	2,000	(1,707)	(2,365)	658
									$ 170,288	$ (101,939)	$ 272,227
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (44,730)	$ 295,899	$ —
OTC Swaps	2,842	(105,342)	274,339	(499)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 10,213	$ —	$ —	$ 10,213
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	295,899	—	—	—	—	295,899
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	4,954	—	—	272,227	—	277,181
	$ —	$ 300,853	$ —	$ 10,213	$ 272,227	$ —	$ 583,293
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 2	$ —	$ —	$ 2
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	3,902	—	—	101,939	—	105,841
	$ —	$ 3,902	$ —	$ 2	$ 101,939	$ —	$ 105,843

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 151,807	$ —	$ —	$ 151,807
Options purchased (a)	—	—	—	—	119	—	119
Options written	—	—	—	—	72	—	72
Swaps	—	109,156	—	—	(198,933)	—	(89,777)
	$ —	$ 109,156	$ —	$ 151,807	$ (198,742)	$ —	$ 62,221
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 58,505	$ —	$ —	$ 58,505
Swaps	—	(4,832)	—	—	213,562	—	208,730
	$ —	$ (4,832)	$ —	$ 58,505	$ 213,562	$ —	$ 267,235

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 5,659,773
Average amounts sold — in USD	$ 61,977
Options:
Average value of option contracts purchased	$ 70
Average value of option contracts written	$ 8
Credit default swaps:
Average notional value — buy protection	$ 4,284
Average notional value — sell protection	$ 4,046,759
Total return swaps:
Average notional value	$ 17,600,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 10,213	$ 2
Swaps — centrally cleared	—	3,121
Swaps — OTC (a)	277,181	105,841
Total derivative assets and liabilities in the Statements of Assets and Liabilities	287,394	108,964
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(3,121)
Total derivative assets and liabilities subject to an MNA	$ 287,394	$ 105,843

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Bank of America N.A.	$ 2,800	$ (2,499)	$ —	$ —	$ 301
Barclays Bank PLC	43,482	(36,420)	—	—	7,062
BNP Paribas SA	184,764	(41,346)	—	—	143,418
Goldman Sachs International	2,198	(1,026)	—	—	1,172
HSBC Bank PLC	120	—	—	—	120
JPMorgan Chase Bank N.A.	109	—	—	—	109
Morgan Stanley & Co. International PLC	53,423	(24,552)	—	—	28,871
Standard Chartered Bank	88	—	—	—	88
Toronto-Dominion Bank	385	—	—	—	385
UBS AG	25	—	—	—	25
	$ 287,394	$ (105,843)	$ —	$ —	$ 181,551

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America N.A.	$ 2,499	$ (2,499)	$ —	$ —	$ —
Barclays Bank PLC	36,420	(36,420)	—	—	—
BNP Paribas SA	41,346	(41,346)	—	—	—
Goldman Sachs International	1,026	(1,026)	—	—	—
Morgan Stanley & Co. International PLC	24,552	(24,552)	—	—	—
	$ 105,843	$ (105,843)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 15,027,630	$ —	$ 15,027,630
Common Stocks
Construction & Engineering	—	41,030	—	41,030
Electrical Equipment	5,053	—	—	5,053
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	312,761	312,761
Financial Services	—	147,700	615,292	762,992
Health Care Providers & Services	—	289,029	—	289,029
Industrial Conglomerates	—	—	17	17
Oil, Gas & Consumable Fuels	—	—	10,753	10,753
Semiconductors & Semiconductor Equipment	182	—	—	182
Trading Companies & Distributors	—	—	216,980	216,980
Corporate Bonds
Advertising Agencies	—	208,074	—	208,074
Aerospace & Defense	—	3,444,172	—	3,444,172
Air Freight & Logistics	—	7,087	—	7,087
Automobile Components	—	2,100,516	—	2,100,516
Automobiles	—	595,123	—	595,123
Banks	—	650,832	—	650,832
Broadline Retail	—	473,158	—	473,158
Building Materials	—	1,814,636	—	1,814,636
Building Products	—	965,854	—	965,854
Capital Markets	—	977,188	—	977,188
Chemicals	—	3,060,383	—	3,060,383
Commercial Services & Supplies	14,338	5,007,837	—	5,022,175
Communications Equipment	—	76,028	—	76,028
Construction & Engineering	—	943,221	—	943,221
Construction Materials	—	162,639	—	162,639
Consumer Finance	—	840,992	—	840,992
Consumer Staples Distribution & Retail	—	494,308	—	494,308
Containers & Packaging	—	2,176,948	—	2,176,948
Diversified Consumer Services	—	142,608	—	142,608
Diversified REITs	—	1,086,376	—	1,086,376
Diversified Telecommunication Services	—	4,962,795	—	4,962,795
Electric Utilities	—	1,030,653	—	1,030,653
Electrical Equipment	—	105,780	—	105,780
Electronic Equipment, Instruments & Components	—	380,123	—	380,123
Energy Equipment & Services	—	872,658	—	872,658
Entertainment	—	814,041	—	814,041
Environmental, Maintenance & Security Service	—	1,816,005	—	1,816,005
Financial Services	—	2,107,061	—	2,107,061
Food Products	—	1,181,297	—	1,181,297
Gas Utilities	—	104,126	—	104,126
Ground Transportation	—	847,948	—	847,948
Health Care Equipment & Supplies	—	1,582,757	—	1,582,757
Health Care Providers & Services	—	2,762,775	—	2,762,775
Health Care REITs	—	310,170	—	310,170
Health Care Technology	—	679,476	—	679,476
Hotel & Resort REITs	—	1,050,083	—	1,050,083
Hotels, Restaurants & Leisure	—	5,981,772	—	5,981,772
Household Durables	—	840,539	—	840,539
Household Products	—	156,390	—	156,390
Independent Power and Renewable Electricity Producers	—	230,350	—	230,350
Insurance	—	6,152,828	—	6,152,828
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Interactive Media & Services	$ —	$ 177,620	$ —	$ 177,620
IT Services	—	1,204,191	—	1,204,191
Leisure Products	—	99,279	—	99,279
Machinery	—	2,525,805	—	2,525,805
Media	—	4,945,813	—	4,945,813
Metals & Mining	—	2,720,534	—	2,720,534
Mortgage Real Estate Investment Trusts (REITs)	—	55,769	—	55,769
Oil, Gas & Consumable Fuels	—	10,190,713	—	10,190,713
Passenger Airlines	—	584,108	—	584,108
Personal Care Products	—	41,285	—	41,285
Pharmaceuticals	—	622,257	—	622,257
Professional Services	—	362,609	—	362,609
Real Estate Management & Development	—	314,170	—	314,170
Retail REITs	—	47,464	—	47,464
Semiconductors & Semiconductor Equipment	—	253,108	—	253,108
Software	—	6,471,512	—	6,471,512
Specialized REITs	—	196,455	—	196,455
Specialty Retail	—	808,287	—	808,287
Technology Hardware, Storage & Peripherals	—	302,435	—	302,435
Textiles, Apparel & Luxury Goods	—	136,473	—	136,473
Trading Companies & Distributors	—	68,482	—	68,482
Fixed Rate Loan Interests	—	1,909,415	646,713	2,556,128
Floating Rate Loan Interests	—	511,457,431	15,492,193	526,949,624
Investment Companies	12,677,308	—	—	12,677,308
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	3,222,612	—	3,222,612
Warrants	20,546	—	—	20,546
Short-Term Securities
Money Market Funds	3,146,351	—	—	3,146,351
Unfunded Floating Rate Loan Interests (a)	—	—	1,087	1,087
	$ 15,863,778	$ 623,420,823	$ 17,295,796	$ 656,580,397
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 298,011	$ —	$ 298,011
Foreign Currency Exchange Contracts	—	10,213	—	10,213
Interest Rate Contracts	—	272,227	—	272,227
Liabilities
Credit Contracts	—	(499)	—	(499)
Foreign Currency Exchange Contracts	—	(2)	—	(2)
	$ —	$ 579,950	$ —	$ 579,950

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $135,000,000 are categorized as Level 2 within the fair value hierarchy.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 470,693	$ — (a)	$ —	$ 17,370,922	$ — (a)	$ 82,144	$ 870	$ 17,924,629
Transfers into Level 3 (b)	17	—	—	5,974,663	—	—	—	5,974,680
Transfers out of Level 3 (c)	(211,485)	—	—	(6,834,290)	—	—	—	(7,045,775)
Accrued discounts/premiums	—	—	339	48,440	—	—	—	48,779
Net realized gain (loss)	—	—	—	(927,255)	—	1,245	—	(926,010)
Net change in unrealized appreciation (depreciation) (d)(e)	(295,922)	—	(11,976)	467,243	—	(389)	217	159,173
Purchases	1,192,500	—	658,350	10,869,091	—	—	—	12,719,941
Sales	—	—	—	(11,476,621)	—	(83,000)	—	(11,559,621)
Closing balance, as of June 30, 2024	$ 1,155,803	$ — (a)	$ 646,713	$ 15,492,193	$ — (a)	$ —	$ 1,087	$ 17,295,796
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (e)	$ (295,922)	$ —	$ (11,976)	$ (509,968)	$ —	$ —	$ 217	$ (817,649)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 9.18%, 05/15/37 (a)(b)	USD	1,000	$ 1,012,491
Golub Capital Partners CLO Ltd. (a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.82%, 04/25/36		1,000	1,020,795
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 8.51%, 07/25/37		1,000	999,970
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 3.40%, 07/25/37 (a)(b)		1,000	999,745
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3- mo. CME Term SOFR + 3.45%), 8.78%, 04/20/37 (a)(b)		1,670	1,669,822
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.32%, 04/20/36 (a)(b)		1,000	1,024,165
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3- mo. CME Term SOFR + 5.45%), 10.77%, 04/20/36 (a)(b)		1,000	1,043,721
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 9.57%, 04/20/37 (a)(b)		1,000	1,011,427
Symphony CLO Ltd. (a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.52%, 04/24/36		1,000	1,025,002
Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.33%, 01/14/34		1,000	1,016,008
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.47%, 04/20/36 (a)(b)		1,000	1,031,206
Total Asset-Backed Securities — 2.6% (Cost: $11,670,000)			11,854,352

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd. (c)	123,933	35,941
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0) (c)(d)(e)	6,099	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $85,471) (c)(d)(e)	6,803	363,961
Financial Services (c) — 0.2%
NMG Parent LLC	3,613	361,300
Travelport Finance Luxembourg SARL (d)	267	720,540
		1,081,840
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $737,244) (c)(e)	23,736	243,294
Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd. (c)(d)	309,827,230	3,098
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (c)	232	$ 198
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (c)(d)	23,534	205,926
Total Common Stocks — 0.4% (Cost: $7,608,859)		1,934,258

		Par (000)
Corporate Bonds
Automobile Components (b) — 0.1%
Champions Financing, Inc., 8.75%, 02/15/29	USD	208	213,299
Clarios Global LP, 6.75%, 05/15/25		446	445,864
			659,163
Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (b)		118	113,660
Chemicals (b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		51	51,404
WR Grace Holdings LLC, 5.63%, 08/15/29		388	357,618
			409,022
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)		249	269,093
Construction Materials — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26 (b)(c)(f)		1,013	354,550
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)		138	136,196
Diversified Telecommunication Services (b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29		524	536,547
Zayo Group Holdings, Inc., 6.13%, 03/01/28		251	168,058
			704,605
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/17 (c)(d)(f)		1,710	—
Entertainment — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27 (b)		607	636,211
Ground Transportation — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/29 (b)		381	363,013
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 5.25%, 10/01/29 (b)		384	366,461
Hotels, Restaurants & Leisure (b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	357,540
Expedia Group, Inc., 6.25%, 05/01/25		337	337,538
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		441	387,267
			1,082,345
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (b)		357	352,130

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)	USD	191	$ 193,931
Machinery (b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29		336	347,933
Vertiv Group Corp., 4.13%, 11/15/28		901	841,418
			1,189,351
Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)		573	436,620
Real Estate Management & Development — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (b)		46	28,312
Specialty Retail — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28 (b)		465	495,075
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(g)		263	37,407
Total Corporate Bonds — 1.7% (Cost: $8,686,566)			7,827,145
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26 (g)		1,066	1,100,416
Health Care Technology — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,086	1,079,669
Media — 0.2%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (d)(h)		740	719,650
Total Fixed Rate Loan Interests — 0.6% (Cost: $2,866,251)			2,899,735
Floating Rate Loan Interests (a)
Aerospace & Defense — 4.7%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30		1,043	1,044,073
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30		1,095	1,099,507
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.26%, 08/03/29		368	355,744
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		3,405	2,476,308
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		690	501,593
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		4,264	4,276,538
Security		Par (000)	Value
Aerospace & Defense (continued)
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.94%, 04/09/26	USD	750	$ 720,403
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		299	300,495
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		1,691	1,695,684
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		3,077	3,075,496
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28		670	673,350
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		1,644	1,648,923
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31		3,744	3,751,851
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30		118	117,870
			21,737,835
Air Freight & Logistics — 0.1%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 03/17/30		243	243,066
Automobile Components — 1.3%
Champions Financing, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		2,334	2,342,752
Clarios Global LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/06/30		2,339	2,342,264
2024 USD Term Loan B, 05/06/30 (i)		35	35,044
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		1,123	1,075,677
			5,795,737
Automobiles — 0.8%
Dealer Tire Financial LLC
2024 Term Loan B, 07/02/31 (d)(i)		1,149	1,146,107
2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 12/14/27		2,507	2,499,271
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/08/28		240	222,019
			3,867,397
Banks — 0.6%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 08/02/28		2,713	2,710,035
Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		1,804	1,439,140
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29		3,836	3,551,219
			4,990,359
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Broadline Retail — 1.2%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28	USD	690	$ 687,026
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		4,338	4,330,736
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/21/27		377	310,747
			5,328,509
Building Materials — 2.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3- mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28		1,620	1,367,575
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		635	636,729
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 11/03/28		2,420	2,416,925
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.68%, 04/12/28		262	255,198
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (i)		1,327	1,325,341
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29		1,397	1,395,080
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29 (d)		534	535,803
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 09/22/28		1,573	1,575,253
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29		727	731,722
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26		3,123	3,123,003
			13,362,629
Building Products — 2.6%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29		263	264,740
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28		1,440	1,443,370
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27		1,444	1,406,694
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 10/02/28		580	578,183
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29		786	786,495
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30		1,685	1,683,239
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		1,672	1,662,063
Gulfside Supply, Inc., Term Loan B, 06/17/31 (d)(i)		564	564,000
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 7.90%, 04/12/28	EUR	854	846,387
Security		Par (000)	Value
Building Products (continued)
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31 (i)	USD	648	$ 648,272
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (i)		779	780,020
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		1,210	1,211,563
			11,875,026
Capital Markets — 1.9%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30		602	603,472
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31		648	647,190
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27		709	710,087
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26		2,178	2,180,107
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 06/30/28		1,444	1,441,572
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28		1,014	1,012,282
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 08/11/28		220	221,133
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28		2,000	2,005,624
			8,821,467
Chemicals — 5.3%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28		690	655,155
2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/24/27		754	746,877
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		478	477,281
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		1,250	1,251,847
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		1,145	1,139,618
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/01/30		2,070	2,078,216
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31		1,703	1,701,191
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30		1,957	1,959,038
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30		290	289,896
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		1,058	1,024,056

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30	USD	673	$ 668,373
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28 (d)		1,797	1,760,420
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (d)		2,207	2,201,975
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/29/27		449	373,392
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28		1,262	1,264,001
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31		848	850,852
OQ Chemicals Corp., 2017 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24		1,561	1,439,609
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27		522	523,796
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27		1,038	1,037,572
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 3.50%), 8.58%, 08/02/30		1,672	1,670,193
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28		1,388	1,392,083
			24,505,441
Commercial Services & Supplies — 5.8%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30 (d)		644	647,581
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.84%, 08/17/26		1,941	1,943,337
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 02/04/28		1,967	1,967,590
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		4,053	4,034,063
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.34%, 02/15/29		775	777,761
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 9.19%, 03/03/25 (g)		993	983,424
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31		2,547	2,546,643
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29		428	430,051
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		327	327,821
Security		Par (000)	Value
Commercial Services & Supplies (continued)
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30	USD	587	$ 587,537
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 05/04/28		2,949	2,952,867
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28		188	188,805
PECF USS Intermediate Holding III Corp., Term Loan B, (1-mo. CME Term SOFR + 4.51%), 9.84%, 12/15/28		794	523,299
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30		738	737,441
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30		82	82,020
Sotheby ’ s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27		2,708	2,477,460
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27		1,626	1,564,540
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31		997	990,693
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28		973	973,149
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		1,910	1,921,594
			26,657,676
Communications Equipment — 0.6%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30		1,391	1,394,702
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		566	502,592
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29		1,132	1,010,324
			2,907,618
Construction & Engineering — 2.5%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31		1,169	1,175,091
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.21%, 09/22/28		1,289	1,289,810
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		736	736,905
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		3,588	3,598,252
Brown Group Holding LLC (i)
2022 Incremental Term Loan B2, 07/02/29		618	617,661
Term Loan B, 06/07/28		1,119	1,116,814
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27		221	220,623
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 01/21/28		1,045	1,046,378
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Propulsion BC Newco LLC, Term Loan, 09/14/29 (i)	USD	217	$ 217,497
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.61%), 9.08%, 05/12/28		1,725	1,664,055
			11,683,086
Construction Materials — 1.0%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		1,618	1,619,808
Gates Corp., 2024 Term Loan B5, 06/04/31 (i)		1,410	1,410,875
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 03/08/29		833	795,497
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29		619	618,702
			4,444,882
Consumer Finance — 0.1%
Edelman Financial Engines Center LLC, 2024 Term Loan B, 04/07/28 (i)		635	636,150
Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26		632	633,086
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/22/28		891	894,330
			1,527,416
Containers & Packaging — 2.3%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		3,725	3,729,279
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28		1,581	1,558,411
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		1,339	1,340,129
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26		666	665,318
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.46%, 07/31/26		690	689,363
Reynolds Consumer Products LLC, Term Loan, (1- mo. CME Term SOFR + 1.85%), 7.19%, 02/04/27		1,270	1,272,187
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3- mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 09/15/28		1,272	1,273,637
			10,528,324
Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27		1,005	918,139
Diversified Consumer Services — 1.3%
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		617	615,923
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 11/24/28		914	912,716
Hoya Midco LLC, 2022 Term Loan, 02/03/29 (i)		926	928,315
Security		Par (000)	Value
Diversified Consumer Services (continued)
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30	USD	1,397	$ 1,401,832
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30		1,477	1,482,652
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25		803	696,031
			6,037,469
Diversified Telecommunication Services — 3.5%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26 (d)		1,531	1,408,035
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28		2,280	1,668,303
Connect Finco SARL
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29		1,257	1,182,607
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26		1,266	1,248,323
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.59%, 09/20/30		649	648,018
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		967	945,507
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		974	947,417
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29		746	511,671
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30		760	507,105
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.78%, 09/01/28		859	740,260
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		768	762,693
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR + 2.61%), 7.94%, 01/31/28		988	943,518
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		5,045	4,378,619
			15,892,076
Electric Utilities — 0.3%
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31		313	314,678
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31		1,242	1,241,266
			1,555,944

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment — 0.5%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.35%, 06/23/28	USD	2,223	$ 2,224,326
Electronic Equipment, Instruments & Components — 1.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31 (d)		444	443,445
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29		1,479	1,477,303
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29		2,713	2,726,943
			4,647,691
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27		40	19,115
Entertainment — 4.2%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.44%, 04/22/26		1,487	1,405,846
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/29		101	101,181
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28		2,950	2,961,104
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30		1,847	1,849,696
Live Nation Entertainment, Inc., Term Loan B4, (1- mo. CME Term SOFR + 1.85%), 7.19%, 10/19/26		2,491	2,485,732
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		1,264	1,263,507
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (i)		706	703,797
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28		1,481	1,479,828
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25		412	411,404
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26		886	887,571
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25		2,635	2,637,149
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31		2,970	2,971,492
			19,158,307
Environmental, Maintenance & Security Service — 2.8%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28		1,021	1,024,728
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28		1,117	1,116,105
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued)
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28	USD	86	$ 85,528
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28		874	873,869
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28		48	47,752
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/21/28		3,497	3,511,540
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 06/27/29		608	610,020
GFL Environmental, Inc.
2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27		722	722,925
2024 Term Loan B, 06/27/31 (d)(i)		734	734,000
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.09%, 06/21/28		3,654	3,654,856
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.69%, 03/09/28		896	484,291
			12,865,614
Financial Services — 4.5%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 7.33%, 12/21/28		1,271	1,271,285
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.84%, 11/13/25		429	429,217
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.84%, 10/30/26		855	855,313
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29		468	468,052
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28		4,537	4,537,082
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28		1,003	968,528
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		983	981,467
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		6,084	6,075,886
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		1,806	1,801,485
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31		1,631	1,633,114
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27		501	500,136
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25		954	951,496
Oxea Holding Drei GmbH, 2024 Tranche B Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.34%, 06/22/25		319	294,189
			20,767,250
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 2.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25	USD	997	$ 943,962
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.86%), 10.21%, 10/01/25		1,500	1,417,605
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30		753	753,693
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/25/27		3,179	3,186,620
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		818	820,957
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27		3,496	3,492,494
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25		492	357,884
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		1,002	1,002,207
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28		925	924,641
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/20/28		553	553,795
			13,453,858
Ground Transportation — 1.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.18%, 04/06/28		570	570,028
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27		649	641,329
Genesee & Wyoming, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		1,892	1,889,389
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		430	387,894
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		83	75,364
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, 08/04/25		1,135	794,873
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30		1,267	1,271,875
			5,630,752
Health Care Equipment & Supplies — 3.3%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27		1,062	1,066,225
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		937	933,997
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		2,237	2,211,264
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/04/28	USD	754	$ 755,258
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27		1,468	1,450,050
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28		4,639	4,644,730
2024 USD Add-on Term Loan B, 10/23/28 (i)		1,748	1,748,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		2,205	2,197,657
			15,007,181
Health Care Providers & Services — 4.4%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28		1,890	1,888,007
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		1,007	1,008,346
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		214	214,282
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		2,191	2,195,086
Concentra Health Services, Inc., Term Loan B, 06/26/31 (d)(i)		175	175,438
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 11/01/28		2,158	2,155,692
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/29		234	233,449
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.61%), 10.04%, 11/30/28		2,252	1,371,041
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.08%, 08/31/28		628	628,656
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 12.08%, 11/30/28 (d)		44	7,406
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/01/30		112	111,949
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		571	572,664
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		145	144,923
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.71%, 03/06/28		773	653,345
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31		1,217	1,220,876
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.44%, 11/01/29		611	414,460
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1- mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		3,022	3,026,522

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 11/01/28	USD	898	$ 673,949
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		1,121	1,119,705
Surgery Center Holdings, Inc., 2024 Term Loan B, 12/19/30 (i)		1,184	1,185,755
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 05/16/29		331	332,363
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.84%, 01/08/27		1,095	1,095,033
			20,428,947
Health Care Technology — 3.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		3,093	3,079,554
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/01/31		1,973	1,960,723
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		3,212	3,106,372
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27		555	557,081
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		4,592	4,587,688
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/22/29		535	535,115
Zelis Payments Buyer, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 09/28/29		234	233,269
			14,059,802
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30		489	489,309
Hotels, Restaurants & Leisure — 8.3%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		2,317	2,308,475
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30 (i)		215	215,942
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 05/31/30		700	702,903
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28		1,197	1,135,321
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31		2,874	2,871,298
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30		1,234	1,233,370
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27		890	892,438
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (i)		337	335,949
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28		1,448	1,449,367
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		2,093	2,083,053
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, 2022 Term Loan B, (1- mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29	USD	4,396	$ 4,398,591
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30		3,540	3,538,015
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29		3,154	3,164,535
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30		767	767,529
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 12/15/27		2,379	2,376,114
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29		1,082	1,080,837
2024 Term Loan B2, 04/14/29 (i)		43	42,969
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29		1,460	1,461,082
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 01/05/29		472	471,876
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		266	238,109
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		415	371,521
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 04/04/29		413	411,967
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28		544	543,835
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31		1,967	1,964,788
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28		3,044	3,043,671
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30		1,360	1,360,152
			38,463,707
Household Durables — 1.7%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/31/28		1,457	1,458,093
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		2,374	2,350,736
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.95%, 06/29/28		499	396,566
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		812	693,609
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/30/27		3,076	2,851,465
			7,750,469
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30	USD	1,222	$ 1,217,311
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		588	585,324
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.11%, 12/15/27		1,143	1,144,455
			2,947,090
Industrial Conglomerates — 0.1%
Stitch Aquisition Corporation, 2024 Term Loan, 07/28/28		1,111	444,353
Insurance — 8.1%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		6,820	6,836,339
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.59%, 02/19/28		2,939	2,935,659
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 02/28/28		2,265	2,268,022
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		3,909	3,917,060
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/26/31 (d)		548	547,169
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		4,942	4,950,517
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30		1,134	1,133,590
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27		1,339	1,343,936
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 02/24/28		4,302	4,301,913
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		3,032	3,034,698
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		1,006	1,024,027
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29		4,044	4,041,072
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30		1,107	1,106,187
			37,440,189
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28		429	428,407
IT Services — 4.1%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.71%, 12/23/26		292	288,836
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28		1,117	1,035,953
Security		Par (000)	Value
IT Services (continued)
Asurion LLC (continued)
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/20/29	USD	1,066	$ 980,389
2021 Term Loan B9, (1-mo. CME Term SOFR + 3.36%), 8.71%, 07/31/27		239	235,044
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.69%, 08/19/28		1,648	1,633,682
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31		3,248	3,252,238
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29		3,113	3,066,211
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (d)(i)		582	582,000
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29		1,470	1,471,271
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31		1,446	1,443,922
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28		1,286	709,671
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29		1,674	490,496
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		2,257	2,234,430
2024 2nd Lien Term Loan, 06/17/32 (i)		778	773,628
Venga Finance SARL, 2021 USD Term Loan B, (3- mo. CME Term SOFR + 5.01%), 10.36%, 06/28/29		639	639,384
			18,837,155
Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.44%, 12/01/28		458	449,814
Machinery — 3.6%
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/14/28		327	328,713
Doosan Bobcat North America, Inc.
2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		262	262,321
2024 Term Loan, 04/20/29 (i)		95	95,024
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		325	324,798
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		1,632	1,641,241
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		6,355	6,365,239
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		3,914	3,931,441

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27	USD	2,496	$ 2,500,412
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		1,143	1,143,251
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.46%, 10/04/28		111	111,447
			16,703,887
Media — 2.5%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.84%, 06/30/28		478	479,532
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30		1,388	1,371,454
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		717	716,664
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.60%), 8.93%, 12/17/26		— (j)	243
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		1,520	1,259,796
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		959	959,861
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30		1,062	1,064,635
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		240	227,700
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 08/19/26		163	153,279
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26 (g)		1,902	1,791,942
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		2,522	2,036,733
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.19%, 04/21/29		564	380,718
Ziggo Financing Partnership, USD Term Loan I, (1- mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		1,187	1,146,120
			11,588,677
Oil, Gas & Consumable Fuels — 2.5%
Freeport LNG Investments LLLP, Term Loan B, (3- mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		3,634	3,627,563
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30		277	276,538
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		262	263,125
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28		2,138	2,146,117
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 01/31/28	USD	629	$ 630,159
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28		1,768	1,717,600
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		3,046	3,044,224
			11,705,326
Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27		2,122	2,121,375
Passenger Airlines — 1.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		1,309	1,350,157
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31		830	830,177
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		269	268,098
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29		1,620	1,615,950
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 02/15/28		1,268	1,263,690
Mileage Plus Holdings LLC, 2020 Term Loan B, (3- mo. CME Term SOFR + 5.25%), 10.74%, 06/21/27		1,935	1,972,811
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31		1,419	1,419,708
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR + 3.10%), 8.44%, 12/11/26		76	76,432
			8,797,023
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.46%, 07/03/28		47	46,705
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		1,189	1,194,504
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27		1,050	954,451
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27		1,446	1,439,581
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28 (i)		321	320,994
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28		2,150	2,150,234
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28		801	805,301
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31	USD	955	$ 955,355
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29		928	923,277
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27		1,215	1,208,997
			9,952,694
Professional Services — 4.5%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29		1,095	1,068,112
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		3,322	3,267,734
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31 (d)		1,871	1,873,339
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29		6,285	6,285,062
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29		1,897	1,902,320
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 04/28/28		2,013	2,013,040
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		926	747,840
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 12/01/28		1,835	1,833,689
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.19%, 06/24/31		1,827	1,823,920
			20,815,056
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25		47	46,576
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (d)		651	654,624
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.34%, 01/31/30 (d)		528	527,843
			1,229,043
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29		930	929,768
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29		1,149	1,148,985
2024 USD Term Loan B, 08/17/29 (i)		194	193,959
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28		617	615,332
			2,888,044
Security		Par (000)	Value
Software — 12.3%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31	USD	3,474	$ 3,497,620
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		629	627,319
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28		2,076	2,075,070
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		1,173	1,175,381
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		5,364	5,356,048
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		780	771,225
2021 Term Loan, (1-mo. CME Term SOFR + 3.85%), 9.19%, 10/08/28 (d)		853	852,823
Drake Software LLC, 2024 Term Loan B, 06/26/31 (d)(i)		579	573,210
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.96%, 02/04/28		280	280,909
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.44%, 10/09/28		1,750	1,751,928
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		2,835	2,845,466
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29		2,039	2,030,556
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		3,233	3,247,078
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		1,259	1,266,713
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30		1,289	1,291,117
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28		3,023	3,029,367
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28		495	494,264
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		3,511	3,502,672
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		1,008	1,001,270
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		2,710	2,705,286
Modena Buyer LLC, Term Loan, 07/01/31 (i)		847	825,562
Planview Parent, Inc., 2024 Term Loan, 12/17/27 (i)		239	238,400
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		3,323	3,324,022

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28	USD	3,282	$ 3,186,302
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 04/23/29		2,745	2,669,661
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27		1,286	1,289,407
SS&C Technologies, Inc., 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		941	942,605
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		3,493	3,504,545
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.09%, 07/20/28		233	232,736
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		2,071	2,074,086
			56,662,648
Specialty Retail — 0.8%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.51%), 9.82%, 03/31/26 (d)		280	279,575
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31		565	564,745
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		1,889	1,881,626
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 10/20/28		853	829,093
			3,555,039
Technology Hardware, Storage & Peripherals — 1.0%
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28		4,732	4,740,129
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30		514	515,347
Trading Companies & Distributors — 1.3%
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31		789	789,520
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28		4,037	4,039,174
Security		Par (000)	Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp. (d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	USD	53	$ 44,382
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.59%, 06/30/29		1,694	1,151,934
			6,025,010
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26		835	830,461
Wireless Telecommunication Services — 0.5%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28		924	920,208
SBA Senior Finance II LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31		1,527	1,528,526
			2,448,734
Total Floating Rate Loan Interests — 126.3% (Cost: $589,596,236)			582,164,815

	Shares
Investment Companies
Equity Funds — 0.2%
Janus Henderson AAA CLO ETF	15,000	763,200
Fixed Income Funds — 3.1%
Invesco Senior Loan ETF	444,300	9,348,072
iShares 0-5 Year High Yield Corporate Bond ETF (k)	5,000	211,000
iShares iBoxx $ High Yield Corporate Bond ETF (k)	62,000	4,782,680
		14,341,752
Total Investment Companies — 3.3% (Cost: $15,063,637)		15,104,952

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (d)(l)	USD	1,607	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim (d)(l)		1,508	—
Total Other Interests — 0.0% (Cost: $ — )			—

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (c)	1,895	$ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00) (c)	999	17,817
Total Warrants — 0.0% (Cost: $ — )		17,817
Total Investments — 134.9% (Cost: $635,491,549)		621,803,074
Liabilities in Excess of Other Assets — (34.9)%		(160,916,867)
Net Assets — 100.0%		$ 460,886,207

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $607,255, representing 0.1% of its net assets as of period end, and an original cost of $822,715.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Fund.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ —	$ 36,703,190	$ (36,703,190)	$ —	$ —	$ —	—	$ 7,328	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	(100)	211,000	5,000	5,980	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,708,650	2,435,364	(385,757)	6,297	18,126	4,782,680	62,000	85,424	—
				$ 6,297	$ 18,026	$ 4,993,680		$ 98,732	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	439,263	EUR	408,013	BNP Paribas SA	09/18/24	$ 672
USD	285,189	EUR	264,987	Toronto-Dominion Bank	09/18/24	343
USD	72,301	GBP	57,000	Citibank N.A.	09/18/24	207
USD	234,604	GBP	185,000	Goldman Sachs International	09/18/24	612
USD	253,764	GBP	200,000	HSBC Bank PLC	09/18/24	800
USD	291,624	GBP	230,000	JPMorgan Chase Bank N.A.	09/18/24	715
USD	228,300	GBP	180,000	Standard Chartered Bank	09/18/24	632
						$ 3,981

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	CCC+	USD	4,435	$ 277,882	$ (49,488)	$ 327,370
CDX.NA.HY.40.V2	5.00	Quarterly	06/20/28	B-	USD	4,440	285,498	98,194	187,304
							$ 563,380	$ 48,706	$ 514,674

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	12/20/24	USD	9,000	$ (587)	$ (2,666)	$ 2,079
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 98,194	$ (49,488)	$ 514,674	$ —
OTC Swaps	—	(2,666)	2,079	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,981	$ —	$ —	$ 3,981
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	514,674	—	—	—	—	514,674
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	2,079	—	2,079
	$ —	$ 514,674	$ —	$ 3,981	$ 2,079	$ —	$ 520,734
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ —	$ —	$ 2,666	$ —	$ 2,666

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 25,492	$ —	$ —	$ 25,492
Swaps	—	219,559	—	—	145,240	—	364,799
	$ —	$ 219,559	$ —	$ 25,492	$ 145,240	$ —	$ 390,291
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 18,086	$ —	$ —	$ 18,086
Swaps	—	8,953	—	—	(63,642)	—	(54,689)
	$ —	$ 8,953	$ —	$ 18,086	$ (63,642)	$ —	$ (36,603)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 1,840,688
Average amounts sold — in USD	$ — (a)
Credit default swaps:
Average notional value — sell protection	$ 8,874,650
Total return swaps:
Average notional value	$ 6,500,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 3,981	$ —
Swaps — centrally cleared	—	5,729
Swaps — OTC (a)	2,079	2,666
Total derivative assets and liabilities in the Statements of Assets and Liabilities	6,060	8,395
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(5,729)
Total derivative assets and liabilities subject to an MNA	$ 6,060	$ 2,666

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Barclays Bank PLC	$ 2,079	$ (2,079)	$ —	$ —	$ —
BNP Paribas SA	672	—	—	—	672
Citibank N.A.	207	—	—	—	207
Goldman Sachs International	612	—	—	—	612
HSBC Bank PLC	800	—	—	—	800
JPMorgan Chase Bank N.A.	715	—	—	—	715
Standard Chartered Bank	632	—	—	—	632
Toronto-Dominion Bank	343	—	—	—	343
	$ 6,060	$ (2,079)	$ —	$ —	$ 3,981

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)(d)
Barclays Bank PLC	$ 2,666	$ (2,079)	$ —	$ —	$ 587

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 11,854,352	$ —	$ 11,854,352
Common Stocks
Construction & Engineering	—	35,941	—	35,941
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	363,961	363,961
Financial Services	—	361,300	720,540	1,081,840
Health Care Providers & Services	—	243,294	—	243,294
Oil, Gas & Consumable Fuels	—	—	3,098	3,098
Semiconductors & Semiconductor Equipment	198	—	—	198
Trading Companies & Distributors	—	—	205,926	205,926
Corporate Bonds	—	7,827,145	—	7,827,145
Fixed Rate Loan Interests	—	2,180,085	719,650	2,899,735
Floating Rate Loan Interests	—	565,453,706	16,711,109	582,164,815
Investment Companies	15,104,952	—	—	15,104,952
Other Interests	—	—	—	—
Warrants	17,817	—	—	17,817
Unfunded Floating Rate Loan Interests (a)	—	—	1,212	1,212
	$ 15,122,967	$ 587,955,823	$ 18,725,496	$ 621,804,286
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 514,674	$ —	$ 514,674
Foreign Currency Exchange Contracts	—	3,981	—	3,981
Interest Rate Contracts	—	2,079	—	2,079
	$ —	$ 520,734	$ —	$ 520,734

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $146,000,000 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 470,246	$ 43,313	$ —	$ 18,152,176	$ — (a)	$ 970	$ 18,666,705
Transfers into Level 3 (b)	—	—	—	5,230,732	—	—	5,230,732
Transfers out of Level 3 (c)	(178,020)	(43,313)	—	(6,920,691)	—	—	(7,142,024)
Accrued discounts/premiums	—	—	377	50,928	—	—	51,305
Net realized gain (loss)	—	—	—	(880,020)	—	—	(880,020)
Net change in unrealized appreciation (depreciation) (d)(e)	(339,573)	—	(13,327)	505,886	—	242	153,228
Purchases	1,340,872	—	732,600	11,536,367	—	—	13,609,839
Sales	—	—	—	(10,964,269)	—	—	(10,964,269)
Closing balance, as of June 30, 2024	$ 1,293,525	$ —	$ 719,650	$ 16,711,109	$ — (a)	$ 1,212	$ 18,725,496
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (e)	$ (339,573)	$ —	$ (13,327)	$ (430,407)	$ — (a)	$ 242	$ (783,065)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust (a)
Series 2004-1, Class A, 2.00%, 04/15/29	$436	$ 4,357
Series 2004-2, Class Note, 2.08%, 03/30/30 (b)	214	2,143
Total Asset-Backed Securities — 0.0% (Cost: $55,730)		6,500
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.9%
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. Term SOFR + 0.86%), 6.19%, 04/15/36 (b)(c)	241	238,030
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1 mo. Term SOFR + 1.69%), 7.02%, 03/15/40 (b)(c)	500	499,064
BX Trust, Series 2022-GPA, Class A, (1 mo. Term SOFR + 2.17%), 7.49%, 08/15/39 (b)(c)	739	739,304
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 6.01%, 10/12/40 (b)(c)	340	340,365
CSAIL Commercial Mortgage Trust (c)
Series 2018-C14, Class XA, 0.67%, 11/15/51	1,916	35,305
Series 2019-C16, Class XA, 1.70%, 06/15/52	6,303	368,646
CSRO Trust, Series 2023, Class A, 7.12%, 07/10/40	177	183,182
GS Mortgage Securities Corp. Trust (b)(c)
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 7.52%, 08/15/39	560	560,350
Series 2023-FUN, Class A, (1 mo. Term SOFR + 2.09%), 7.42%, 03/15/28	280	280,350
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38 (b)	569	585,885
ORL Trust, Series 2023, Class A, (1 mo. Term SOFR + 2.35%), 7.68%, 10/19/36 (b)(c)	444	445,294
Wells Fargo Commercial Mortgage Trust (c)
Series 2018-AUS, Class A, 4.19%, 08/17/36 (b)	583	546,191
Series 2018-C44, Class XA, 0.87%, 05/15/51	4,692	103,473
		4,925,439
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	116	19,662
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37 (a)	17,590	2
		19,664
Principal Only Collateralized Mortgage Obligations (d) — 0.1%
CHL Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 4.00%, 09/25/23	1	1,035
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 3.00%, 02/25/36	84	58,491
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	45	24,107
		83,633
Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost: $5,079,500)		5,028,736
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.9%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30 (e)	13,000	9,933,990
Collateralized Mortgage Obligations — 67.0%
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,653	1,751,755
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 3.38%, 08/25/35 (c)	$29	$ 27,437
Series 2010-134, Class DB, 4.50%, 12/25/40	5,497	5,373,284
Series 2010-136, Class CY, 4.00%, 12/25/40	2,759	2,638,281
Series 2010-47, Class JB, 5.00%, 05/25/30	1,536	1,529,648
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350	13,374,090
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,436	3,223,138
Series 2011-99, Class CB, 4.50%, 10/25/41	26,850	26,237,908
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,439,495
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	6,277,337
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 0.88%, 05/25/48 (c)	3,939	3,291,432
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	1,893,101
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	3,848,257
Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 6.74%, 11/25/53 (c)	260	261,227
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 6.43%, 07/25/54 (c)	709	708,002
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	199	206,920
Series 2731, Class ZA, 4.50%, 01/15/34	1,218	1,193,362
Series 2927, Class BZ, 5.50%, 02/15/35	1,139	1,150,273
Series 3745, Class LK, 4.00%, 10/15/40	3,500	3,286,255
Series 3745, Class ZA, 4.00%, 10/15/40	1,233	1,144,318
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,846,333
Series 3780, Class ZA, 4.00%, 12/15/40	3,145	2,964,942
Series 3856, Class PB, 5.00%, 05/15/41	5,993	6,010,111
Series 3960, Class PL, 4.00%, 11/15/41	2,718	2,615,800
Series 3963, Class JB, 4.50%, 11/15/41	467	456,462
Series 4016, Class BX, 4.00%, 09/15/41	15,408	14,429,185
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,016,233
Series 4299, Class JY, 4.00%, 01/15/44	1,000	915,101
Series 4384, Class LB, 3.50%, 08/15/43	3,398	3,217,784
Series 4615, Class LB, 4.50%, 09/15/41	7,021	6,818,530
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,780,742
Series 4774, Class L, 4.50%, 03/15/48	4,751	4,508,388
Series 4830, Class AV, 4.00%, 10/15/33	1,069	967,597
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,564,165
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	465	437,893
Series 2018-4, Class MA, 3.50%, 03/25/58	2,709	2,525,629
Series 2019-1, Class MA, 3.50%, 07/25/58	851	795,268
Series 2019-2, Class MA, 3.50%, 08/25/58	346	321,410
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28 (c)	37	37,187
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,943	6,535,590
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,845	4,616,110
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,962	8,106,566
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,510	5,432,835
Ginnie Mae Mortgage-Backed Securities, Series 2022- 63, Class ZM, 3.50%, 10/20/50	4,492	3,420,655
		172,196,036
Commercial Mortgage-Backed Securities (c) — 0.5%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 1.01%, 06/25/29	1,393	50,491
Series K104, Class X1, 1.24%, 01/25/30	1,341	66,817
Series K105, Class X1, 1.64%, 01/25/30	1,813	123,979
Series K107, Class X1, 1.71%, 01/25/30	1,214	87,735
Series K109, Class X1, 1.69%, 04/25/30	932	67,857
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K110, Class X1, 1.81%, 04/25/30	$391	$ 29,672
Series K113, Class X1, 1.48%, 06/25/30	1,588	103,748
Series K115, Class X1, 1.42%, 06/25/30	1,941	122,477
Series K120, Class X1, 1.13%, 10/25/30	3,865	193,820
Series K122, Class X1, 0.97%, 11/25/30	1,658	72,099
Ginnie Mae
Series 2013-63, Class IO, 0.78%, 09/16/51	3,102	78,709
Series 2014-169, Class IO, 0.60%, 10/16/56	12,005	269,561
		1,266,965
Interest Only Collateralized Mortgage Obligations — 12.5%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	22	905
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 1.15%, 05/25/36 (c)	1,906	151,466
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 0.55%, 12/25/41 (c)	11,208	1,182,722
Series 2013-10, Class PI, 3.00%, 02/25/43	3,417	389,141
Series 2013-45, Class EI, 4.00%, 04/25/43	1,265	108,663
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 0.80%, 09/25/45 (c)	8,987	622,551
Series 2020-12, Class JI, 4.50%, 03/25/50	6,735	1,447,620
Series 2021-23, Class CI, 3.50%, 07/25/46	17,036	3,133,969
Series 2021-26, Class AI, 3.50%, 05/25/50	24,654	4,640,893
Freddie Mac REMICS
Series 3744, Class CI, 3.00%, 06/25/51	17,885	2,459,048
Series 3744, Class PI, 4.00%, 06/15/39	641	16,627
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 0.55%, 09/15/41 (c)	14,319	1,281,198
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 0.55%, 11/15/41 (c)	8,492	813,242
Series 4026, Class IO, 4.50%, 04/15/32	480	33,837
Series 4119, Class SC, (30-day Avg SOFR + 6.04%), 0.70%, 10/15/42 (c)	199	19,441
Series 4706, Class IG, 4.00%, 07/15/47	12,468	2,470,523
Series 5013, Class JI, 4.00%, 09/25/50	17,789	3,800,990
Series 5083, Class IN, 4.50%, 07/25/32	10,468	908,823
Series 5138, Class IP, 3.00%, 04/25/51	16,701	2,854,979
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 1.03%, 12/16/39 (c)	319	23,253
Series 2011-52, Class MJ, (1 mo. Term SOFR + 6.54%), 1.20%, 04/20/41 (c)	2,190	111,889
Series 2012-97, Class JS, (1 mo. Term SOFR + 6.14%), 0.81%, 08/16/42 (c)	3,204	100,471
Series 2017-101, Class SL, (1 mo. Term SOFR + 6.09%), 0.75%, 07/20/47 (c)	7,802	846,056
Series 2022-10, Class IT, 3.50%, 01/20/52	11,186	1,693,262
Series 2022-60, Class IH, 2.50%, 02/20/51	22,174	2,954,762
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29 (c)	4,536	5
		32,066,336
Mortgage-Backed Securities — 61.1%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57 (f)	28,875	26,709,492
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39	3,785	3,803,552
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27 (f)	4	4,997
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
5.00%, 10/20/39	$888	$ 886,059
Uniform Mortgage-Backed Securities
5.50%, 02/01/33 - 10/01/39 (f)	2,858	2,867,029
5.00%, 06/01/33 - 07/15/54 (f)(g)	26,512	25,832,570
6.50%, 10/01/38 - 10/01/39	997	1,032,544
2.50%, 07/15/39 (g)	180	162,506
4.50%, 10/01/39 - 07/15/54 (f)(g)	32,251	30,483,655
4.00%, 01/01/41 - 10/01/52 (f)	33,285	30,793,273
3.00%, 07/15/54 (g)	36,600	31,130,016
3.50%, 07/15/54 (g)	3,664	3,242,640
		156,948,333
Principal Only Collateralized Mortgage Obligations (d) — 2.0%
Fannie Mae Interest Strip
Series 337, Class 1, 5.00%, 07/25/33	1,562	1,311,273
Series 397, Class 1, 5.00%, 09/25/39	1,965	1,507,379
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	12	11,639
Fannie Mae REMICS
Series 2002-13, Class PR, 4.00%, 03/25/32	15	13,963
Series 2011-90, Class AO, 4.00%, 09/25/41	3,262	2,453,623
		5,297,877
Total U.S. Government Sponsored Agency Securities — 147.0% (Cost: $417,273,009)		377,709,537
Total Long-Term Investments — 149.0% (Cost: $422,408,239)		382,744,773
Short-Term Securities
Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 5.34%, 07/01/24 (Purchased 06/28/2024 to be repurchased at $714,218, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $702,759, respectively)	714	714,114

	Shares
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (h)(i)	3,745,915	3,745,915
Total Short-Term Securities — 1.7% (Cost: $4,460,029)		4,460,029
Total Investments Before Borrowed Bonds — 150.7% (Cost: $426,868,268)		387,204,802

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Borrowed Bonds
U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42 (j)	$(917)	$ (702,759)
Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(702,759)
Total Investments, Net of Borrowed Bonds — 150.4% (Cost: $426,025,921)		386,502,043
Liabilities in Excess of Other Assets — (50.4)%		(129,548,257)
Net Assets — 100.0%		$ 256,953,786

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,494,937	$ —	$ (3,749,022) (a)	$ —	$ —	$ 3,745,915	3,745,915	$ 101,878	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	5.45%	06/12/24	07/15/24	$ 5,262,999	$ 5,277,341	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,550,028	5,565,152	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,410,294	5,425,037	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,789,780	1,794,657	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,344,473	5,359,036	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	92,118	92,369	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	7,208	7,228	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	45,671	45,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	900	903	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	178,334	178,820	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	153,255	153,673	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,283,498	1,286,995	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	786,487	788,630	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	5.45%	06/12/24	07/15/24	$ 26,741	$ 26,813	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	107,443	107,735	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,808	1,813	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	237,193	237,840	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	362,098	363,084	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	207,916	208,482	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	8,768	8,792	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	286,795	287,577	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	262,243	262,957	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	811,101	813,311	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	8,082	8,104	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	8,124,224	8,146,362	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	227,143	227,762	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	14,048,206	14,088,510	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	3,327,160	3,336,227	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	858,845	861,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,151,937	1,155,076	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,578,338	5,593,539	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,680,802	5,696,283	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,347,325	5,361,896	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	6,298	6,315	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	52,921	53,066	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,723	1,728	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	10,154	10,182	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	111,526	111,831	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	430,563	431,739	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	1,852,803	1,857,861	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	791,421	793,582	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 75,826,622	$ 76,035,288

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	292	09/19/24	$ 32,074	$ 244,316
5-Year U.S. Treasury Note	21	09/30/24	2,237	(3,295)
				241,021
Short Contracts
10-Year U.S. Ultra Long Treasury Note	157	09/19/24	17,785	(137,635)
U.S. Long Bond	134	09/19/24	15,795	(62,150)
2-Year U.S. Treasury Note	102	09/30/24	20,830	(36,527)
				(236,312)
				$ 4,709
Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.33%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$ (9,463)	$ (9)	$ (9,454)
0.18%	Quarterly	1-Day FEDL, 5.33%	Quarterly	N/A	10/21/25	USD	137	9,417	8	9,409
								$ (46)	$ (1)	$ (45)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 8	$ (9)	$ 9,409	$ (9,454)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 244,316	$ —	$ 244,316
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	—	—	—	9,409	—	9,409
	$ —	$ —	$ —	$ —	$ 253,725	$ —	$ 253,725
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 239,607	$ —	$ 239,607
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	—	—	—	9,454	—	9,454
	$ —	$ —	$ —	$ —	$ 249,061	$ —	$ 249,061

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Income Trust, Inc. (BKT)

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (347,351)	$ —	$ (347,351)
Swaps	—	—	—	—	22	—	22
	$ —	$ —	$ —	$ —	$ (347,329)	$ —	$ (347,329)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,393,600	$ —	$ 1,393,600
Swaps	—	—	—	—	83	—	83
	$ —	$ —	$ —	$ —	$ 1,393,683	$ —	$ 1,393,683
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 34,040,782
Average notional value of contracts — short	$ 56,716,305
Interest rate swaps:
Average notional value — pays fixed rate	$ 136,615
Average notional value — receives fixed rate	$ 136,615
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ 6,500	$ 6,500
Non-Agency Mortgage-Backed Securities	—	5,028,734	2	5,028,736
U.S. Government Sponsored Agency Securities	—	377,709,537	—	377,709,537
Short-Term Securities
Borrowed Bond Agreement	—	714,114	—	714,114
Money Market Funds	3,745,915	—	—	3,745,915
Liabilities
Investments
Borrowed Bonds	—	(702,759)	—	(702,759)
	$ 3,745,915	$ 382,749,626	$ 6,502	$ 386,502,043
Derivative Financial Instruments (a)
Assets
Interest Rate Contracts	$ 244,316	$ 9,409	$ —	$ 253,725
Liabilities
Interest Rate Contracts	(239,607)	(9,454)	—	(249,061)
	$ 4,709	$ (45)	$ —	$ 4,664

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $76,035,288 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO (a)(b)
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.69%, 04/20/34	USD	1,000	$ 1,000,088
Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.73%, 04/16/37		500	501,191
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 9.13%, 04/28/37 (a)(b)		1,000	999,885
Apidos CLO XL Ltd., Series 2022-40A, Class E, (3- mo. CME Term SOFR + 7.69%), 13.02%, 07/15/35 (a)(b)		500	502,510
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.49%, 07/18/29 (a)(b)		193	192,859
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 13.87%, 04/25/35 (a)(b)		620	647,621
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 5.76%, 06/25/36 (a)(c)		3,900	2,479,994
Bain Capital Credit CLO Ltd. (a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.89%, 07/19/34		300	295,190
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/24/34		250	246,188
Ballyrock CLO Ltd. (a)(b)
Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.59%, 01/20/34		250	251,727
Series 2020-14AR, Class DR, 07/20/37 (d)		250	250,000
Barings CLO Ltd. (a)(b)
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.86%), 9.19%, 07/18/29		250	251,318
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/30		700	701,744
Benefit Street Partners CLO VIII Ltd., Series 2015- 8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/20/31 (a)(b)		700	702,073
Benefit Street Partners CLO XIV Ltd., Series 2018- 14A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/20/31 (a)(b)		500	501,469
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.64%, 07/15/34 (a)(b)		250	250,588
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/15/34 (a)(b)		500	492,576
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37 (a)(b)		800	810,690
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3- mo. CME Term SOFR + 2.26%), 7.59%, 04/20/32 (a)(b)		250	250,200
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32 (a)(b)		500	493,636
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34 (a)(b)		250	250,409
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/15/33 (a)(b)	USD	500	$ 499,543
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35 (a)(b)		450	449,967
CIFC Funding Ltd. (a)(b)
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.39%, 04/27/31		250	250,077
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		550	556,536
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 04/20/32		500	501,718
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.67%, 10/22/35		250	253,358
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 10/22/35		500	517,531
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		319	175,871
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/20/30 (a)(b)		250	250,079
CWABS Trust, Series 2006-26, Class 1A, (1 mo. Term SOFR + 0.25%), 5.60%, 06/25/37 (a)		473	436,173
Dryden CLO Ltd. (a)(b)
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 04/18/31		250	249,450
Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.20%, 10/15/35		500	516,148
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.67%, 04/20/35 (a)(b)		585	586,905
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34 (a)(b)		250	250,981
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/34 (a)(b)		436	436,973
Generate CLO Ltd. (a)(b)
Series 4A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.34%, 04/20/32		1,000	1,004,510
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.09%, 01/22/35		750	753,518
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34 (a)(b)		250	250,583
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.89%, 04/21/35 (a)(b)		400	418,551
Madison Park Funding XLV Ltd., Series 2020-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/34 (a)(b)		300	301,126
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 07/21/30 (a)(b)		500	502,712
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.53%, 10/21/30 (a)(b)		479	479,696
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIX Ltd. (a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.59%, 10/18/30	USD	510	$ 512,939
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.29%, 10/18/30		250	250,502
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/15/37 (a)(b)		875	879,609
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34 (a)(b)		250	250,720
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.09%, 07/15/34 (a)(b)		790	793,404
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.69%, 01/20/32 (a)(b)		425	425,878
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.07%, 10/24/35 (a)(b)		500	508,418
OCP CLO Ltd. (a)(b)
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 11/20/30		300	300,598
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.71%, 04/10/33		250	250,331
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/26/36		800	805,265
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.64%, 07/15/34 (a)(b)		250	245,016
Octagon Investment Partners 31 Ltd., Series 2017- 1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.89%, 07/20/30 (a)(b)		500	495,759
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/19/30 (a)(b)		1,234	1,235,454
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31 (a)(b)		250	250,260
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/25/34 (a)(b)		250	251,859
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 10/17/29 (a)(b)		250	250,129
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.13%, 01/20/31 (a)(b)		250	247,619
Rad CLO Ltd., Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.62%, 10/20/35 (a)(b)		250	258,589
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/15/34 (a)(b)		300	300,695
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.69%, 01/20/35 (a)(b)		250	250,663
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.74%, 07/15/36 (a)(b)		500	524,987
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33 (e)		980	884,450
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.44%, 10/15/29 (a)(b)	USD	500	$ 499,807
RRX Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/15/34 (a)(b)		250	252,084
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35 (b)		229	230,347
Sterling COOFS Trust (b)(e)
Series 2004-1, Class A, 2.00%, 04/15/29		607	6,068
Series 2004-2, Class Note, 2.08%, 03/30/30		581	5,811
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		295	297,623
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.18%, 04/23/35 (a)(b)		300	300,245
TCI-Flatiron CLO Ltd., Series 18-1A, Class BR, (3- mo. CME Term SOFR + 1.66%), 6.99%, 01/29/32 (a)(b)		600	600,000
Trimaran CAVU Ltd. (a)(b)
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.71%), 9.04%, 04/23/32		250	251,125
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34		500	499,969
Unique Pub Finance Co. PLC, Series 02-1, Class A4, 5.66%, 06/30/27 (f)	GBP	28	34,781
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/32 (a)(b)	USD	500	499,766
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/24/34 (a)(b)		500	501,526
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/15/34 (a)(b)		250	250,769
Total Asset-Backed Securities — 7.2% (Cost: $35,981,955)			36,117,027

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd. (g)	47,837	13,872
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0) (e)(g)(h)	2,869	—
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292) (e)(g)(h)	2,888	154,508
Financial Services (g) — 0.1%
NMG Parent LLC	1,330	133,000
Travelport Finance Luxembourg SARL (e)	90	242,878
		375,878
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $382,692) (g)(h)	12,321	126,290
Household Products — 0.0%
Berkline Benchcraft Equity LLC (e)(g)	3,155	—

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc. (e)(g)	801	$ 8
Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd. (e)(g)	546,753,936	5,468
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (e)(g)	10,062	88,045
Total Common Stocks — 0.1% (Cost: $7,713,317)		764,069

		Par (000)
Corporate Bonds
Advertising Agencies (b)(c) — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	USD	684	656,486
Stagwell Global LLC, 5.63%, 08/15/29		101	93,285
			749,771
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)(c)		274	279,311
Boeing Co., 6.53%, 05/01/34 (b)(c)		730	747,447
Bombardier, Inc. (b)
7.88%, 04/15/27 (c)		104	104,265
6.00%, 02/15/28 (c)		539	532,800
7.50%, 02/01/29		9	9,326
8.75%, 11/15/30 (c)		463	500,403
7.25%, 07/01/31 (c)		149	152,981
7.00%, 06/01/32		254	257,528
7.45%, 05/01/34		100	112,324
Embraer Netherlands Finance BV, 7.00%, 07/28/30 (b)(c)		387	403,810
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(c)		423	418,770
Northrop Grumman Corp., 3.85%, 04/15/45 (c)		600	467,473
Spirit AeroSystems, Inc. (b)(c)
9.38%, 11/30/29		481	517,862
9.75%, 11/15/30		418	461,102
TransDigm, Inc. (b)(c)
6.75%, 08/15/28		2,045	2,069,998
6.38%, 03/01/29		2,554	2,566,880
7.13%, 12/01/31		829	854,183
6.63%, 03/01/32		2,579	2,604,943
Triumph Group, Inc., 9.00%, 03/15/28 (b)(c)		958	1,004,214
			14,065,620
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)		27	27,335
Automobile Components — 1.2%
Aptiv PLC, 4.40%, 10/01/46 (c)		240	187,275
Champions Financing, Inc., 8.75%, 02/15/29 (b)(c)		344	352,763
Clarios Global LP, 6.75%, 05/15/25 (b)(c)		528	527,840
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (f)	EUR	200	213,119
8.50%, 05/15/27 (b)(c)	USD	2,599	2,613,661
6.75%, 05/15/28 (b)(c)		839	849,113
Dana Financing Luxembourg SARL, 8.50%, 07/15/31 (f)	EUR	100	116,587
Forvia SE, 3.75%, 06/15/28 (f)		100	103,080
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)(c)	USD	486	492,523
Security		Par (000)	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co.
5.00%, 07/15/29 (c)	USD	104	$ 96,802
5.63%, 04/30/33		109	98,527
Phinia, Inc., 6.75%, 04/15/29 (b)		151	153,241
Schaeffler AG, 4.75%, 08/14/29 (f)	EUR	100	107,791
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	125	113,793
ZF Finance GmbH, 2.00%, 05/06/27 (f)	EUR	100	99,930
			6,126,045
Automobiles — 0.7%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	146	138,330
4.75%, 03/01/30		124	114,905
5.00%, 02/15/32 (b)		130	117,781
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (b)		200	197,062
10.38%, 03/31/29 (f)	GBP	100	125,462
Carvana Co. (b)(i)
(13.00% PIK), 13.00%, 06/01/30	USD	213	233,164
(14.00% PIK), 14.00%, 06/01/31		636	715,748
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		217	224,394
Ford Motor Credit Co. LLC
5.13%, 06/16/25		200	198,489
7.20%, 06/10/30 (c)		200	210,383
General Motors Financial Co., Inc., 6.00%, 01/09/28 (c)		1,000	1,016,394
TML Holdings Pte. Ltd., 4.35%, 06/09/26 (f)		200	192,687
Wabash National Corp., 4.50%, 10/15/28 (b)(c)		220	197,961
			3,682,760
Banks — 1.3%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(f)	EUR	100	107,365
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(f)		100	107,277
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31 (a)(f)		100	102,544
Banco Espirito Santo SA (f)
4.75%, 01/15/18 (a)		100	29,987
4.00%, 01/21/19		100	29,987
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00% (a)(f)(j)	USD	501	487,222
Barclays Bank PLC, 1.00%, 02/16/29 (c)(k)		359	372,182
BNP Paribas SA, (5-year CMT + 3.73%), 8.00% (a)(b)(j)		2,000	2,007,456
Credit Suisse AG/New York, 5.00%, 07/09/27 (c)		1,200	1,190,120
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(c)		1,100	1,135,180
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		103	110,800
HSBC Holdings PLC, 4.38%, 11/23/26 (c)		395	384,921
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)(c)		200	198,099
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(f)	EUR	100	108,060
			6,371,200
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (c)	USD	800	737,568
Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28 (f)	EUR	100	98,992
Broadline Retail (b) — 0.3%
Ken Garff Automotive LLC, 4.88%, 09/15/28	USD	122	113,072
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Broadline Retail (continued)
LCM Investments Holdings II LLC (c)
4.88%, 05/01/29	USD	349	$ 326,221
8.25%, 08/01/31		365	380,870
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (c)		123	121,516
Rakuten Group, Inc.
11.25%, 02/15/27		214	228,554
9.75%, 04/15/29 (c)		361	372,101
			1,542,334
Building Materials — 1.5%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		195	193,052
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(c)		241	236,275
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	160	177,778
6.38%, 12/15/30 (f)		100	111,111
6.63%, 12/15/30 (b)(c)	USD	2,900	2,922,626
07/15/31 (b)(d)		212	214,650
Jeld-Wen, Inc., 4.63%, 12/15/25 (b)(c)		220	216,094
Masterbrand, Inc., 7.00%, 07/15/32 (b)		142	143,605
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		81	76,474
9.75%, 07/15/28		215	218,581
Smyrna Ready Mix Concrete LLC (b)(c)
6.00%, 11/01/28		523	510,953
8.88%, 11/15/31		730	774,476
Standard Industries, Inc. (b)
5.00%, 02/15/27		209	203,161
4.75%, 01/15/28		2	1,903
4.38%, 07/15/30 (c)		673	608,067
3.38%, 01/15/31 (c)		353	297,413
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		92	88,616
7.25%, 01/15/31 (c)		466	482,615
			7,477,450
Building Products (b) — 0.5%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		95	86,543
6.50%, 08/01/30 (c)		249	251,243
Foundation Building Materials, Inc., 6.00%, 03/01/29		83	73,658
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		87	85,480
White Cap Buyer LLC, 6.88%, 10/15/28 (c)		1,726	1,665,402
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26 (c)(i)		368	368,008
			2,530,334
Capital Markets — 0.8%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)(c)		215	216,072
Ares Capital Corp. (c)
5.88%, 03/01/29		115	113,344
5.95%, 07/15/29		275	270,342
Aretec Group, Inc., 10.00%, 08/15/30 (b)		90	97,883
Blackstone Private Credit Fund
3.25%, 03/15/27		75	69,240
5.95%, 07/16/29 (b)		136	133,193
6.25%, 01/25/31 (b)(c)		161	160,075
Blue Owl Capital Corp., 3.40%, 07/15/26		15	14,134
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (b)(c)		150	154,761
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (c)		302	310,306
Security		Par (000)	Value
Capital Markets (continued)
Blue Owl Credit Income Corp. (continued)
6.60%, 09/15/29 (b)	USD	90	$ 88,780
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(c)		214	202,973
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (c)		418	414,700
5.25%, 05/15/27 (c)		849	796,891
9.75%, 01/15/29 (b)(c)		298	308,727
4.38%, 02/01/29 (c)		211	180,414
9.00%, 06/15/30 (b)		197	196,006
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (b)(c)		168	177,578
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(j)		269	270,603
			4,176,022
Chemicals — 1.6%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)(c)		273	283,495
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)(c)		447	399,923
Chemours Co.
5.38%, 05/15/27		235	223,067
5.75%, 11/15/28 (b)		155	143,103
4.63%, 11/15/29 (b)		236	203,196
Element Solutions, Inc., 3.88%, 09/01/28 (b)(c)		1,508	1,385,867
HB Fuller Co., 4.25%, 10/15/28		110	103,678
Herens Holdco SARL, 4.75%, 05/15/28 (b)(c)		412	357,385
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(c)		352	354,788
INEOS Finance PLC, 6.38%, 04/15/29 (f)	EUR	100	110,174
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29 (f)		100	113,387
Ingevity Corp., 3.88%, 11/01/28 (b)	USD	84	76,213
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(i)		286	233,572
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)(c)		133	125,878
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		169	160,400
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (f)	EUR	100	114,739
9.75%, 11/15/28 (b)(c)	USD	738	780,782
7.25%, 06/15/31 (b)(c)		596	592,430
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)(c)		460	416,582
WR Grace Holdings LLC (b)(c)
4.88%, 06/15/27		122	117,648
5.63%, 08/15/29		1,306	1,203,734
7.38%, 03/01/31		216	218,908
			7,718,949
Commercial Services & Supplies — 4.4%
ADT Security Corp. (b)
4.13%, 08/01/29		27	25,748
4.88%, 07/15/32		148	135,909
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26 (b)		200	197,426
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)(c)		1,120	1,122,914
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)(c)
6.63%, 07/15/26		57	56,828
9.75%, 07/15/27		171	169,956
6.00%, 06/01/29		1,356	1,187,022
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)(c)		1,963	1,789,153
4.88%, 06/01/28 (f)	GBP	100	113,611

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	132	$ 120,120
4.75%, 10/15/29		100	93,303
APX Group, Inc., 5.75%, 07/15/29 (b)(c)		268	257,127
Block, Inc. (c)
2.75%, 06/01/26		736	695,224
3.50%, 06/01/31		104	89,716
6.50%, 05/15/32 (b)		1,872	1,897,066
Boels Topholding BV, 5.75%, 05/15/30 (f)	EUR	100	108,487
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)(c)	USD	1,000	1,042,652
Brink ’ s Co. (b)
6.50%, 06/15/29		157	158,646
6.75%, 06/15/32		237	238,740
Equifax, Inc., 2.60%, 12/15/25		59	56,515
Fortress Transportation and Infrastructure Investors LLC (b)(c)
5.50%, 05/01/28		724	701,951
7.88%, 12/01/30		772	807,612
7.00%, 05/01/31		993	1,014,506
7.00%, 06/15/32		633	641,955
Garda World Security Corp. (b)
4.63%, 02/15/27 (c)		326	311,513
9.50%, 11/01/27		121	121,560
7.75%, 02/15/28 (c)		617	628,407
6.00%, 06/01/29		108	98,531
Global Payments, Inc., 1.50%, 03/01/31 (b)(c)(k)		541	495,286
Herc Holdings, Inc. (b)
5.50%, 07/15/27 (c)		625	615,219
6.63%, 06/15/29		276	279,870
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26 (b)		91	90,193
Loxam SAS, 6.38%, 05/31/29 (f)	EUR	100	110,332
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)(c)	USD	125	116,536
NESCO Holdings II, Inc., 5.50%, 04/15/29 (b)(c)		153	141,713
Prime Security Services Borrower LLC/Prime Finance, Inc. (b)(c)
5.75%, 04/15/26		518	514,064
6.25%, 01/15/28		232	228,618
Q-Park Holding I BV, 02/15/30 (d)(f)	EUR	100	106,827
Service Corp. International (c)
5.13%, 06/01/29	USD	238	231,257
3.38%, 08/15/30		263	228,888
4.00%, 05/15/31		370	329,513
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26 (b)(c)		505	488,971
Shift4 Payments, Inc., 0.00%, 12/15/25 (k)(l)		174	200,062
Sotheby ’ s, 7.38%, 10/15/27 (b)(c)		1,046	873,468
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(c)		653	485,948
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26 (b)(c)		435	425,335
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		176	175,358
Verisure Holding AB, 9.25%, 10/15/27 (f)	EUR	100	113,253
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)(c)	USD	610	630,003
Williams Scotsman, Inc. (b)
6.13%, 06/15/25 (c)		183	182,693
4.63%, 08/15/28		121	114,415
6.63%, 06/15/29		194	195,535
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc. (b) (continued)
7.38%, 10/01/31 (c)	USD	376	$ 386,945
Worldline SA/France, 0.00%, 07/30/26 (f)(k)(l)	EUR	111	110,157
			21,752,657
Communications Equipment (b) — 0.0%
CommScope, Inc., 4.75%, 09/01/29	USD	77	53,308
Viavi Solutions, Inc., 3.75%, 10/01/29 (c)		116	97,969
			151,277
Construction & Engineering (b) — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29		200	205,250
Arcosa, Inc., 4.38%, 04/15/29 (c)		374	347,306
Brand Industrial Services, Inc., 10.38%, 08/01/30 (c)		1,576	1,703,174
Dycom Industries, Inc., 4.50%, 04/15/29		119	111,361
Pike Corp., 8.63%, 01/31/31		89	94,279
			2,461,370
Construction Materials (b) — 0.2%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		174	167,905
Gates Corp., 6.88%, 07/01/29		297	302,180
Resideo Funding, Inc., 4.00%, 09/01/29		59	52,001
Velocity Vehicle Group LLC, 8.00%, 06/01/29		130	133,711
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26		662	231,700
			887,497
Consumer Finance — 0.6%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		139	146,022
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34 (a)(c)		440	435,485
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (c)(k)		300	318,450
Navient Corp.
5.50%, 03/15/29 (c)		211	192,647
9.38%, 07/25/30		200	210,295
OneMain Finance Corp.
3.50%, 01/15/27 (c)		304	284,832
6.63%, 01/15/28 (c)		240	240,851
9.00%, 01/15/29 (c)		314	331,277
5.38%, 11/15/29		75	70,339
7.88%, 03/15/30 (c)		387	399,019
4.00%, 09/15/30		179	153,625
7.50%, 05/15/31		108	109,282
			2,892,124
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26 (c)		530	509,118
7.50%, 03/15/26		107	108,506
4.63%, 01/15/27 (c)		477	460,743
5.88%, 02/15/28		298	294,540
6.50%, 02/15/28		99	99,469
3.50%, 03/15/29		142	127,735
4.88%, 02/15/30 (c)		170	160,650
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 (b)(c)		414	401,167
Lamb Weston Holdings, Inc. (b)(c)
4.88%, 05/15/28		257	248,894
4.13%, 01/31/30		312	283,328
4.38%, 01/31/32		390	347,829
Performance Food Group, Inc., 4.25%, 08/01/29 (b)(c)		306	278,585
Post Holdings, Inc. (b)
4.63%, 04/15/30 (c)		118	108,432
4.50%, 09/15/31		32	28,683
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Post Holdings, Inc. (b) (continued)
6.25%, 02/15/32 (c)	USD	272	$ 272,353
U.S. Foods, Inc. (b)
6.88%, 09/15/28		142	145,183
4.75%, 02/15/29 (c)		335	317,741
4.63%, 06/01/30		39	36,234
7.25%, 01/15/32 (c)		234	242,843
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		89	80,346
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 (c)		30	25,114
			4,577,493
Containers & Packaging — 1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27 (c)		400	393,049
3.25%, 09/01/28		200	175,720
4.00%, 09/01/29 (c)		1,600	1,354,009
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (f)	EUR	200	177,566
4.13%, 08/15/26 (b)	USD	602	522,516
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25 (b)(c)		211	202,385
Clydesdale Acquisition Holdings, Inc. (b)(c)
6.63%, 04/15/29		340	334,164
8.75%, 04/15/30		741	725,183
Crown Americas LLC, 5.25%, 04/01/30		23	22,249
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	188,855
Graham Packaging Co., Inc., 7.13%, 08/15/28 (b)		60	56,680
Graphic Packaging International LLC, 3.50%, 03/15/28 (b)		9	8,298
LABL, Inc. (b)
6.75%, 07/15/26		70	69,126
5.88%, 11/01/28		235	214,286
9.50%, 11/01/28 (c)		439	442,458
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (c)		3,702	3,776,008
9.25%, 04/15/27		61	61,039
OI European Group BV
6.25%, 05/15/28 (b)	EUR	115	127,316
5.25%, 06/01/29 (f)		100	107,469
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	39	38,920
7.25%, 05/15/31 (c)		171	170,703
Sealed Air Corp. (b)
5.00%, 04/15/29		59	56,151
6.50%, 07/15/32		188	186,945
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (b)		83	82,800
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		22	24,029
			9,517,924
Diversified Consumer Services (b) — 0.2%
Match Group Holdings II LLC
4.63%, 06/01/28		157	146,908
5.63%, 02/15/29		177	170,016
4.13%, 08/01/30		198	175,187
Security		Par (000)	Value
Diversified Consumer Services (continued)
Match Group Holdings II LLC (continued)
3.63%, 10/01/31 (c)	USD	153	$ 129,595
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (c)		442	382,213
			1,003,919
Diversified REITs — 0.8%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		108	94,623
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)(c)		205	213,126
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)(c)		257	234,754
SBA Communications Corp.
3.13%, 02/01/29 (c)		812	723,936
3.88%, 02/15/27		62	59,088
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (b)
10.50%, 02/15/28 (c)		1,501	1,469,903
10.50%, 02/15/28		292	285,950
Ventas Realty LP, 4.13%, 01/15/26 (c)		650	635,106
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)		75	74,019
			3,790,505
Diversified Telecommunication Services — 4.3%
Altice Financing SA (b)(c)
9.63%, 07/15/27		554	507,627
5.75%, 08/15/29		724	525,665
Altice France SA/France (b)
5.50%, 01/15/28		381	260,942
5.13%, 07/15/29		1,102	724,676
AT&T, Inc., 4.30%, 02/15/30 (c)		1,350	1,293,350
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		200	176,830
5.63%, 09/15/28 (c)		400	322,529
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30 (f)(k)	EUR	100	106,777
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (b)(c)	USD	600	579,091
Frontier Communications Holdings LLC (b)(c)
5.88%, 10/15/27		314	306,561
5.00%, 05/01/28		753	709,397
8.75%, 05/15/30		1,336	1,376,671
8.63%, 03/15/31		371	382,177
GCI LLC, 4.75%, 10/15/28 (b)		107	97,667
Iliad Holding SASU (b)(c)
6.50%, 10/15/26		687	683,957
7.00%, 10/15/28		343	340,129
8.50%, 04/15/31		905	916,347
iliad SA (f)
5.38%, 06/14/27	EUR	100	108,873
5.63%, 02/15/30		100	109,594
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (f)		100	103,882
Kenbourne Invest SA, 6.88%, 11/26/24 (b)	USD	275	116,875
Level 3 Financing, Inc. (b)(c)
10.50%, 04/15/29		1,106	1,103,235
4.88%, 06/15/29		533	303,747
11.00%, 11/15/29		1,322	1,352,758
10.50%, 05/15/30		1,244	1,232,075
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (f)	EUR	100	109,639

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	201	$ 130,679
4.13%, 04/15/30		201	125,661
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(f)(j)		300	296,850
Rogers Communications, Inc., 5.00%, 03/15/44 (c)		545	487,092
Sable International Finance Ltd., 5.75%, 09/07/27 (b)(c)		200	192,688
SoftBank Group Corp., 3.88%, 07/06/32 (f)	EUR	200	191,700
Telecom Italia Capital SA (b)
6.00%, 09/30/34	USD	242	229,025
7.20%, 07/18/36 (c)		358	368,955
Verizon Communications, Inc., 3.70%, 03/22/61 (c)		1,000	705,580
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (f)	GBP	100	109,281
4.50%, 07/15/31 (f)		100	104,257
4.75%, 07/15/31 (b)(c)	USD	597	503,495
7.75%, 04/15/32 (b)		200	195,088
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (b)(c)		329	309,933
Zayo Group Holdings, Inc. (b)(c)
4.00%, 03/01/27		3,893	3,113,488
6.13%, 03/01/28		525	351,516
			21,266,359
Electric Utilities — 1.1%
Black Hills Corp., 3.15%, 01/15/27 (c)		305	289,267
Clearway Energy Operating LLC (b)(c)
4.75%, 03/15/28		279	266,591
3.75%, 01/15/32		307	261,014
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(j)		31	30,199
Enel Finance International NV, 3.63%, 05/25/27 (b)(c)		900	859,537
FirstEnergy Corp., 4.00%, 05/01/26 (c)(k)		638	630,982
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (f)		211	200,740
NextEra Energy Operating Partners LP (b)
4.25%, 07/15/24		170	169,732
4.25%, 09/15/24		9	8,899
3.88%, 10/15/26		66	62,762
7.25%, 01/15/29		167	171,254
NRG Energy, Inc. (c)
6.63%, 01/15/27		720	718,564
7.00%, 03/15/33 (b)		101	106,616
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)(c)		302	279,536
PG&E Corp., 4.25%, 12/01/27 (b)(c)(k)		225	226,913
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (f)		156	157,187
Talen Energy Supply LLC, 8.63%, 06/01/30 (b)		134	142,874
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/17 (a)(e)(g)(m)		780	—
TransAlta Corp., 7.75%, 11/15/29		50	52,176
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(j)		181	182,539
Vistra Operations Co. LLC (b)(c)
7.75%, 10/15/31		366	381,149
6.88%, 04/15/32		386	391,856
6.95%, 10/15/33		115	123,083
			5,713,470
Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30 (f)	EUR	100	105,915
Security		Par (000)	Value
Electrical Equipment (continued)
WESCO Distribution, Inc. (b)
7.25%, 06/15/28 (c)	USD	516	$ 525,256
6.38%, 03/15/29		178	178,643
6.63%, 03/15/32		224	226,358
			1,036,172
Electronic Equipment, Instruments & Components (b) — 0.4%
Coherent Corp., 5.00%, 12/15/29 (c)		374	353,944
EquipmentShare.com, Inc., 8.63%, 05/15/32		93	96,434
Imola Merger Corp., 4.75%, 05/15/29 (c)		419	391,699
Sensata Technologies BV, 4.00%, 04/15/29		168	154,241
Sensata Technologies, Inc.
4.38%, 02/15/30 (c)		630	578,593
3.75%, 02/15/31		54	47,066
6.63%, 07/15/32 (c)		427	430,054
Zebra Technologies Corp., 6.50%, 06/01/32		117	118,317
			2,170,348
Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp. (b)(c)
6.88%, 04/01/27		252	253,004
6.25%, 04/01/28		729	721,989
Halliburton Co., 3.80%, 11/15/25 (c)		3	2,936
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)(c)		519	532,014
Oceaneering International, Inc., 6.00%, 02/01/28		71	70,188
USA Compression Partners LP/USA Compression Finance Corp. (c)
6.88%, 09/01/27		392	392,735
7.13%, 03/15/29 (b)		420	423,195
Weatherford International Ltd., 8.63%, 04/30/30 (b)(c)		362	375,118
			2,771,179
Entertainment (b) — 0.2%
Boyne USA, Inc., 4.75%, 05/15/29 (c)		363	338,715
Live Nation Entertainment, Inc.
4.88%, 11/01/24		31	30,871
4.75%, 10/15/27 (c)		240	229,998
3.75%, 01/15/28 (c)		196	182,061
Odeon Finco PLC, 12.75%, 11/01/27		200	209,625
Playtika Holding Corp., 4.25%, 03/15/29		78	68,442
			1,059,712
Environmental, Maintenance & Security Service — 1.2%
Clean Harbors, Inc. (b)
4.88%, 07/15/27 (c)		188	181,972
5.13%, 07/15/29 (c)		129	123,914
6.38%, 02/01/31		66	66,172
Covanta Holding Corp.
4.88%, 12/01/29 (b)(c)		142	129,607
5.00%, 09/01/30		70	63,267
GFL Environmental, Inc. (b)
3.75%, 08/01/25 (c)		312	309,197
5.13%, 12/15/26 (c)		174	172,319
4.00%, 08/01/28 (c)		431	400,575
3.50%, 09/01/28		198	182,530
4.75%, 06/15/29 (c)		378	356,743
4.38%, 08/15/29 (c)		405	373,234
6.75%, 01/15/31 (c)		476	485,608
Madison IAQ LLC, 5.88%, 06/30/29 (b)(c)		899	836,429
Paprec Holding SA, 7.25%, 11/17/29 (f)	EUR	100	112,452
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Republic Services, Inc., 3.38%, 11/15/27 (c)	USD	750	$ 711,322
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)(c)		1,297	1,279,110
			5,784,451
Financial Services — 1.6%
Blue Owl Credit Income Corp., 6.65%, 03/15/31 (c)		270	263,884
Enact Holdings, Inc., 6.25%, 05/28/29 (c)		133	133,039
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29 (c)		389	388,749
9.13%, 05/15/31		270	262,737
GGAM Finance Ltd. (b)
7.75%, 05/15/26		45	45,919
8.00%, 02/15/27 (c)		325	335,700
8.00%, 06/15/28		150	157,987
6.88%, 04/15/29		260	264,550
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24 (b)(i)		240	231,445
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 07/01/34 (b)(d)		146	142,927
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)(c)		180	181,323
Intrum AB, 3.00%, 09/15/27 (f)	EUR	100	68,973
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)(c)	USD	325	299,803
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
4.25%, 02/01/27		170	161,010
4.75%, 06/15/29		67	61,892
07/15/31 (d)		225	226,969
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		232	205,997
Macquarie Airfinance Holdings Ltd. (b)
6.40%, 03/26/29		60	61,015
8.13%, 03/30/29 (c)		262	276,985
6.50%, 03/26/31 (c)		150	154,247
Nationstar Mortgage Holdings, Inc. (b)
5.00%, 02/01/26 (c)		1,456	1,425,079
6.00%, 01/15/27		45	44,520
5.13%, 12/15/30 (c)		219	200,821
5.75%, 11/15/31		147	138,168
7.13%, 02/01/32 (c)		754	758,406
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29 (c)		280	288,731
7.13%, 11/15/30		277	276,146
ProGroup AG, 5.38%, 04/15/31 (f)	EUR	100	106,324
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (c)	USD	872	814,349
3.88%, 03/01/31 (c)		170	148,152
4.00%, 10/15/33		81	68,258
			8,194,105
Food Products — 0.7%
Aramark International Finance SARL, 3.13%, 04/01/25 (f)	EUR	138	146,129
Aramark Services, Inc., 5.00%, 02/01/28 (b)(c)	USD	476	460,351
B&G Foods, Inc., 09/15/28 (b)(d)		89	90,444
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (f)	GBP	138	174,228
Chobani LLC/Chobani Finance Corp., Inc. (b)(c)
4.63%, 11/15/28	USD	608	574,200
7.63%, 07/01/29		1,160	1,194,691
Darling Global Finance BV, 3.63%, 05/15/26 (f)	EUR	120	127,039
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(c)	USD	434	426,738
Security		Par (000)	Value
Food Products (continued)
Fiesta Purchaser, Inc., 7.88%, 03/01/31 (b)	USD	147	$ 151,893
Lion/Polaris Lux 4 SA, 07/01/29 (a)(d)(f)	EUR	100	107,095
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)	USD	129	113,437
			3,566,245
Gas Utilities (b) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28 (c)		298	305,883
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		91	81,949
			387,832
Ground Transportation — 1.0%
Brightline East LLC, 11.00%, 01/31/30 (b)(c)		220	200,610
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)(c)		432	430,381
GN Bondco LLC, 9.50%, 10/15/31 (b)(c)		189	176,163
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)(c)		1,288	1,269,787
Uber Technologies, Inc.
0.00%, 12/15/25 (k)(l)		156	167,232
8.00%, 11/01/26 (b)(c)		114	114,989
7.50%, 09/15/27 (b)(c)		255	260,003
6.25%, 01/15/28 (b)(c)		272	272,320
4.50%, 08/15/29 (b)(c)		886	844,172
Series 2028, 0.88%, 12/01/28 (b)(c)(k)		595	707,455
Union Pacific Corp., 3.20%, 05/20/41 (c)		600	453,306
			4,896,418
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25 (f)	EUR	100	104,695
4.63%, 07/15/28 (b)(c)	USD	675	642,329
3.88%, 11/01/29 (b)		209	190,057
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (b)(c)		1,251	1,280,711
Medline Borrower LP (b)(c)
3.88%, 04/01/29		688	633,586
5.25%, 10/01/29		1,503	1,434,353
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)(c)		585	591,621
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		199	214,839
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		196	196,291
Teleflex, Inc., 4.25%, 06/01/28 (b)(c)		331	311,925
			5,600,407
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28 (b)		10	9,781
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)(c)		345	327,507
Catalent Pharma Solutions, Inc. (b)
5.00%, 07/15/27 (c)		627	614,809
3.13%, 02/15/29 (c)		389	372,305
3.50%, 04/01/30		154	147,422
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		42	37,460
CHS/Community Health Systems, Inc. (b)(c)
5.63%, 03/15/27		667	621,115
6.00%, 01/15/29		631	556,862
5.25%, 05/15/30		750	618,369
4.75%, 02/15/31		453	356,163
10.88%, 01/15/32		571	594,289
Concentra Escrow Issuer Corp., 07/15/32 (b)(d)		250	253,290
Elevance Health, Inc., 3.65%, 12/01/27 (c)		1,000	955,845

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Encompass Health Corp. (c)
4.75%, 02/01/30	USD	299	$ 279,773
4.63%, 04/01/31		237	217,500
Ephios Subco 3 SARL, 7.88%, 01/31/31 (f)	EUR	100	113,866
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(c)	USD	196	194,743
HCA, Inc., 5.50%, 06/15/47 (c)		650	600,909
HealthEquity, Inc., 4.50%, 10/01/29 (b)(c)		782	730,920
IQVIA, Inc. (b)
5.00%, 10/15/26 (c)		263	258,049
5.00%, 05/15/27 (c)		200	195,141
6.50%, 05/15/30		211	214,173
LifePoint Health, Inc. (b)(c)
9.88%, 08/15/30		333	355,119
11.00%, 10/15/30		497	547,579
10.00%, 06/01/32		272	278,096
Molina Healthcare, Inc. (b)
4.38%, 06/15/28		46	43,297
3.88%, 11/15/30		80	71,120
3.88%, 05/15/32 (c)		141	122,176
Star Parent, Inc., 9.00%, 10/01/30 (b)(c)		886	930,208
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(c)		625	631,334
Tenet Healthcare Corp. (c)
6.13%, 06/15/30		250	248,312
6.75%, 05/15/31		896	909,451
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(c)		252	248,167
UnitedHealth Group, Inc., 3.75%, 07/15/25 (c)		1,470	1,448,153
			14,103,303
Health Care REITs — 0.4%
Healthpeak OP LLC, 2.88%, 01/15/31 (c)		1,000	862,910
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	339	367,271
5.25%, 08/01/26	USD	20	18,175
5.00%, 10/15/27		44	36,340
4.63%, 08/01/29 (c)		185	134,275
3.50%, 03/15/31 (c)		880	573,422
			1,992,393
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(c)		2,163	1,991,472
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		224	226,671
RHP Hotel Properties LP/RHP Finance Corp. (c)
4.75%, 10/15/27		679	653,726
7.25%, 07/15/28 (b)		327	338,143
4.50%, 02/15/29 (b)		302	283,218
6.50%, 04/01/32 (b)		784	784,057
Service Properties Trust (c)
8.63%, 11/15/31 (b)		1,184	1,234,100
8.88%, 06/15/32		455	424,394
			3,944,309
Hotels, Restaurants & Leisure — 5.8%
Boyd Gaming Corp.
4.75%, 12/01/27		62	59,673
4.75%, 06/15/31 (b)(c)		205	185,793
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28 (c)		208	194,812
4.38%, 01/15/28 (c)		134	126,385
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b) (continued)
4.00%, 10/15/30	USD	212	$ 186,624
Caesars Entertainment, Inc. (b)(c)
8.13%, 07/01/27		1,604	1,636,613
4.63%, 10/15/29		154	141,183
7.00%, 02/15/30		1,619	1,654,102
6.50%, 02/15/32		676	679,315
Carnival Corp. (b)
7.63%, 03/01/26 (c)		152	153,503
5.75%, 03/01/27 (c)		806	796,266
4.00%, 08/01/28 (c)		357	335,022
6.00%, 05/01/29 (c)		884	873,233
7.00%, 08/15/29		114	118,171
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)(c)		2,621	2,837,452
Churchill Downs, Inc. (b)
5.50%, 04/01/27 (c)		577	567,713
4.75%, 01/15/28		137	130,855
5.75%, 04/01/30 (c)		929	902,370
6.75%, 05/01/31 (c)		389	391,106
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.37%, 07/31/28 (a)(f)	EUR	100	108,166
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)(c)
4.63%, 01/15/29	USD	570	519,077
6.75%, 01/15/30		136	119,429
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29 (b)		224	225,418
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29 (b)(c)		111	101,783
4.88%, 01/15/30 (c)		537	515,399
4.00%, 05/01/31 (b)(c)		189	169,175
3.63%, 02/15/32 (b)		4	3,462
6.13%, 04/01/32 (b)(c)		202	202,980
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (b)		232	233,086
Life Time, Inc. (b)(c)
5.75%, 01/15/26		340	338,502
8.00%, 04/15/26		257	260,023
Light & Wonder International, Inc. (b)
7.00%, 05/15/28		174	174,899
7.25%, 11/15/29		51	52,087
7.50%, 09/01/31		207	213,877
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)(c)		119	122,339
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)(c)		220	217,240
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.79%, 12/15/30 (a)(f)	EUR	100	108,436
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)(c)	USD	269	253,283
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (b)(c)		400	392,000
5.38%, 12/04/29 (b)(c)		390	350,218
5.38%, 12/04/29 (f)		250	224,499
7.63%, 04/17/32 (b)(c)		261	259,042
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)(c)		298	303,620
Merlin Entertainments Ltd., 5.75%, 06/15/26 (b)(c)		600	591,123
MGM China Holdings Ltd.
5.88%, 05/15/26 (f)		250	247,109
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd. (continued)
4.75%, 02/01/27 (b)(c)	USD	200	$ 190,600
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)		146	135,998
NCL Corp. Ltd. (b)
5.88%, 03/15/26 (c)		281	277,803
8.38%, 02/01/28 (c)		132	137,932
8.13%, 01/15/29		121	126,778
7.75%, 02/15/29		77	80,057
NCL Finance Ltd., 6.13%, 03/15/28 (b)(c)		261	257,746
Ontario Gaming GTA LP, 8.00%, 08/01/30 (b)		161	165,226
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		116	83,421
5.88%, 09/01/31		116	78,890
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		141	152,285
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (b)		122	118,028
Royal Caribbean Cruises Ltd. (b)
4.25%, 07/01/26		72	69,681
5.38%, 07/15/27 (c)		134	131,939
5.50%, 04/01/28 (c)		118	116,495
9.25%, 01/15/29 (c)		190	202,837
7.25%, 01/15/30 (c)		195	201,906
6.25%, 03/15/32 (c)		334	336,806
Sabre GLBL, Inc. (b)
8.63%, 06/01/27 (c)		618	569,342
11.25%, 12/15/27		26	25,274
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)(c)		232	226,157
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)(c)		911	927,500
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)(c)		829	842,460
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 (b)(n)		101	101,317
Station Casinos LLC (b)
4.63%, 12/01/31 (c)		277	246,891
6.63%, 03/15/32		193	192,052
TUI AG, 5.88%, 03/15/29 (f)	EUR	100	108,701
Vail Resorts, Inc., 6.50%, 05/15/32 (b)(c)	USD	364	368,353
Viking Cruises Ltd. (b)
5.88%, 09/15/27 (c)		236	233,558
7.00%, 02/15/29		51	51,272
9.13%, 07/15/31 (c)		729	789,554
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		162	158,364
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28 (b)		158	147,295
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (b)		2	1,951
Wynn Macau Ltd.
5.50%, 01/15/26 (f)		347	339,742
5.50%, 01/15/26 (b)		200	195,816
5.63%, 08/26/28 (b)(c)		600	561,600
5.13%, 12/15/29 (b)(c)		410	370,409
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)(c)
5.13%, 10/01/29		773	735,172
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)(c) (continued)
7.13%, 02/15/31	USD	492	$ 510,166
Yum! Brands, Inc., 4.75%, 01/15/30 (b)		167	159,061
			29,002,898
Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
4.63%, 08/01/29		100	90,095
4.63%, 04/01/30		145	129,595
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		88	87,816
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		208	189,977
4.88%, 02/15/30 (c)		364	325,590
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25 (b)(c)		193	191,775
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		115	117,750
Empire Communities Corp., 9.75%, 05/01/29 (b)		78	79,365
LGI Homes, Inc., 8.75%, 12/15/28 (b)		89	92,703
Mattamy Group Corp., 4.63%, 03/01/30 (b)(c)		199	183,949
Meritage Homes Corp., 1.75%, 05/15/28 (b)(k)		26	25,818
New Home Co., Inc., 9.25%, 10/01/29 (b)		224	224,547
Scotts Miracle-Gro Co.
4.50%, 10/15/29		104	95,062
4.38%, 02/01/32		41	35,321
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		120	125,244
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (b)		250	134,666
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (b)		54	51,710
Tempur Sealy International, Inc. (b)
4.00%, 04/15/29		204	183,971
3.88%, 10/15/31		48	40,123
			2,405,077
Household Products — 0.1%
Berkline Benchcraft LLC, 4.50%, 05/03/12 (e)		200	—
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,589
4.13%, 10/15/30 (c)		194	172,898
Kronos Acquisition Holdings, Inc., 06/30/31 (b)(d)		59	59,059
Spectrum Brands, Inc. (b)
3.38%, 06/01/29 (k)		190	182,970
3.88%, 03/15/31		15	12,536
			442,052
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp. (b)
5.25%, 06/01/26		221	218,553
5.13%, 03/15/28 (c)		1,060	1,019,454
4.63%, 02/01/29 (c)		106	98,346
5.00%, 02/01/31		91	84,930
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (f)		200	195,188
NextEra Energy Partners LP (b)(k)
0.00%, 11/15/25 (l)		301	271,803
2.50%, 06/15/26		199	181,588
			2,069,862
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 5.63%, 07/01/27 (b)		80	78,675

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 4.7%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30 (b)	USD	269	$ 269,186
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)(c)
4.25%, 10/15/27		1,317	1,233,151
6.75%, 10/15/27		2,327	2,295,259
6.75%, 04/15/28		529	529,840
5.88%, 11/01/29		973	910,481
7.00%, 01/15/31		970	979,918
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (c)		360	359,535
AmWINS Group, Inc. (b)
6.38%, 02/15/29		138	138,376
4.88%, 06/30/29 (c)		197	183,262
Ardonagh Finco Ltd.
6.88%, 02/15/31 (f)	EUR	200	208,480
7.75%, 02/15/31 (b)(c)	USD	695	687,052
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)(c)		621	606,537
AssuredPartners, Inc., 7.50%, 02/15/32 (b)(c)		382	383,441
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31 (b)		78	78,906
FWD Group Holdings Ltd., 8.40%, 04/05/29 (f)		220	224,813
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)(c)
7.25%, 02/15/31		1,710	1,697,217
8.13%, 02/15/32		748	743,134
HUB International Ltd. (b)(c)
7.25%, 06/15/30		3,388	3,473,144
7.38%, 01/31/32		4,009	4,065,455
Jones Deslauriers Insurance Management, Inc. (b)(c)
8.50%, 03/15/30		543	566,280
10.50%, 12/15/30		256	274,906
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)(c)		2,844	2,876,518
Ryan Specialty LLC, 4.38%, 02/01/30 (b)		125	115,770
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 (f)	EUR	100	105,451
USI, Inc./New York, 7.50%, 01/15/32 (b)(c)	USD	465	472,274
			23,478,386
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28 (b)(c)		403	357,903
IT Services — 0.8%
CA Magnum Holdings, 5.38%, 10/31/26 (b)(c)		382	365,407
Camelot Finance SA, 4.50%, 11/01/26 (b)(c)		562	543,292
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(c)		582	590,931
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)(c)		578	575,144
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (f)	EUR	100	110,417
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)(c)	USD	583	597,313
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (b)
5.25%, 12/01/27		15	14,687
3.50%, 03/01/29		204	184,224
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		159	161,459
KBR, Inc., 4.75%, 09/30/28 (b)		235	218,550
Security		Par (000)	Value
IT Services (continued)
Science Applications International Corp., 4.88%, 04/01/28 (b)(c)	USD	289	$ 275,798
Twilio, Inc.
3.63%, 03/15/29		142	127,727
3.88%, 03/15/31 (c)		319	280,555
			4,045,504
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28 (b)		34	35,233
Amer Sports Co., 6.75%, 02/16/31 (b)(c)		295	293,112
Mattel, Inc., 6.20%, 10/01/40		74	72,941
			401,286
Machinery — 1.3%
ATS Corp., 4.13%, 12/15/28 (b)		108	98,419
Chart Industries, Inc. (b)
7.50%, 01/01/30 (c)		675	697,522
9.50%, 01/01/31		79	85,594
Esab Corp., 6.25%, 04/15/29 (b)(c)		266	267,595
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (b)		145	106,875
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)(c)		771	798,381
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.65%, 04/15/29 (a)(f)	EUR	100	107,888
OT Merger Corp., 7.88%, 10/15/29 (b)	USD	115	51,750
Terex Corp., 5.00%, 05/15/29 (b)(c)		333	315,982
TK Elevator Holdco GmbH
6.63%, 07/15/28 (f)	EUR	129	132,697
7.63%, 07/15/28 (b)(c)	USD	600	595,423
TK Elevator Midco GmbH, 4.38%, 07/15/27 (f)	EUR	311	321,025
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)(c)	USD	2,033	1,970,620
Vertiv Group Corp., 4.13%, 11/15/28 (b)(c)		992	926,401
			6,476,172
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28 (b)		100	102,695
Media — 4.7%
Cable One, Inc.
0.00%, 03/15/26 (k)(l)		88	77,000
1.13%, 03/15/28 (c)(k)		684	507,719
4.00%, 11/15/30 (b)		23	17,166
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.13%, 05/01/27 (c)		565	542,482
5.38%, 06/01/29		57	51,857
6.38%, 09/01/29 (c)		1,422	1,351,653
4.75%, 03/01/30 (c)		246	213,067
4.25%, 02/01/31 (c)		707	577,224
7.38%, 03/01/31 (c)		1,773	1,748,187
4.75%, 02/01/32 (c)		168	137,587
4.25%, 01/15/34 (c)		346	262,634
Charter Communications Operating LLC/Charter Communications Operating Capital (c)
4.91%, 07/23/25		559	553,570
5.38%, 05/01/47		425	339,535
Clear Channel Outdoor Holdings, Inc. (b)(c)
5.13%, 08/15/27		653	623,605
7.75%, 04/15/28		330	288,751
9.00%, 09/15/28		1,891	1,979,794
7.50%, 06/01/29		671	560,701
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Clear Channel Outdoor Holdings, Inc. (b)(c) (continued)
7.88%, 04/01/30	USD	657	$ 661,301
CMG Media Corp., 8.88%, 12/15/27 (b)(c)		315	179,656
CSC Holdings LLC (b)(c)
5.50%, 04/15/27		200	162,228
11.25%, 05/15/28		600	522,531
11.75%, 01/31/29		1,200	1,023,425
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)(c)		783	736,479
Discovery Communications LLC, 3.45%, 03/15/25 (c)		170	167,166
DISH DBS Corp. (b)
5.25%, 12/01/26		1,090	859,784
5.75%, 12/01/28		71	49,225
DISH Network Corp., 11.75%, 11/15/27 (b)		916	898,138
Gray Television, Inc. (b)(c)
7.00%, 05/15/27		299	275,290
10.50%, 07/15/29		413	415,222
Interpublic Group of Cos., Inc., 5.40%, 10/01/48 (c)		200	184,776
Lamar Media Corp., 4.00%, 02/15/30		40	36,264
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)(c)		560	524,459
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (b)		177	169,920
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27 (c)		511	494,658
4.25%, 01/15/29 (c)		268	244,368
4.63%, 03/15/30		107	96,347
7.38%, 02/15/31 (c)		295	307,009
Pinewood Finco PLC, 6.00%, 03/27/30 (f)	GBP	100	124,198
Radiate Holdco LLC/Radiate Finance, Inc. (b)
4.50%, 09/15/26	USD	644	490,721
6.50%, 09/15/28		688	340,977
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26 (c)		535	503,348
5.00%, 08/01/27 (c)		860	823,210
4.00%, 07/15/28		97	87,625
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)(c)		449	407,699
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29 (f)(i)	EUR	100	79,518
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)	USD	200	189,461
Univision Communications, Inc. (b)(c)
6.63%, 06/01/27		376	359,960
8.00%, 08/15/28		722	704,115
8.50%, 07/31/31		455	441,960
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (b)(c)		754	670,913
VZ Secured Financing BV, 3.50%, 01/15/32 (f)	EUR	100	93,570
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)	USD	225	191,175
Ziggo BV, 4.88%, 01/15/30 (b)(c)		200	177,802
			23,527,030
Metals & Mining — 2.3%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24 (f)		250	249,358
Advanced Drainage Systems, Inc. (b)(c)
5.00%, 09/30/27		255	249,305
6.38%, 06/15/30		412	413,489
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		186	195,188
Security		Par (000)	Value
Metals & Mining (continued)
Arsenal AIC Parent LLC (b) (continued)
11.50%, 10/01/31 (c)	USD	846	$ 946,692
ATI, Inc.
5.88%, 12/01/27 (c)		127	125,310
4.88%, 10/01/29		101	94,412
7.25%, 08/15/30 (c)		486	501,677
5.13%, 10/01/31 (c)		273	252,342
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)(c)		1,059	1,061,357
Carpenter Technology Corp., 7.63%, 03/15/30 (c)		367	377,835
Constellium SE
4.25%, 02/15/26 (f)	EUR	100	106,452
5.88%, 02/15/26 (b)(c)	USD	588	584,925
5.63%, 06/15/28 (b)(c)		500	489,360
3.75%, 04/15/29 (b)(c)		756	685,410
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)(c)		450	470,812
Kaiser Aluminum Corp. (b)(c)
4.63%, 03/01/28		243	227,366
4.50%, 06/01/31		613	542,838
New Gold, Inc., 7.50%, 07/15/27 (b)(c)		631	635,027
Novelis Corp. (b)(c)
3.25%, 11/15/26		868	816,792
4.75%, 01/30/30		988	916,572
3.88%, 08/15/31		1,030	891,757
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (f)	EUR	200	201,339
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)	USD	122	112,269
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31 (f)(i)		27	24,859
Vallourec SACA, 7.50%, 04/15/32 (b)(c)		317	328,258
Vedanta Resources Finance II PLC, 13.88%, 01/21/27 (f)		94	92,561
			11,593,562
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29 (b)		171	172,833
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50 (c)		450	333,909
Oil, Gas & Consumable Fuels — 9.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (b)(c)		604	610,603
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.75%, 01/15/28		59	58,002
5.38%, 06/15/29		206	199,688
6.63%, 02/01/32 (c)		291	293,618
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27 (c)		372	460,620
8.25%, 12/31/28 (c)		804	823,696
5.88%, 06/30/29		134	130,954
Baytex Energy Corp., 8.50%, 04/30/30 (b)		193	201,839
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		224	228,119
7.25%, 07/15/32		180	185,067
Borr IHC Ltd./Borr Finance LLC (b)
10.00%, 11/15/28 (c)		259	269,336
10.38%, 11/15/30		195	203,186

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13%, 03/01/25 (b)(c)	USD	262	$ 258,456
6.88%, 07/01/29 (b)		97	97,362
5.85%, 11/15/43		145	124,437
5.60%, 10/15/44		86	67,770
Chesapeake Energy Corp., 5.88%, 02/01/29 (b)		41	40,588
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		509	524,633
Civitas Resources, Inc. (b)(c)
8.38%, 07/01/28		551	577,354
8.63%, 11/01/30		283	303,438
8.75%, 07/01/31		725	776,439
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		96	86,512
CNX Resources Corp., 7.38%, 01/15/31 (b)		97	99,174
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (c)		509	493,282
6.75%, 03/01/29		137	131,715
5.88%, 01/15/30 (c)		595	553,659
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)(c)		1,617	1,532,796
Crescent Energy Finance LLC (b)(c)
7.63%, 04/01/32		420	428,060
7.38%, 01/15/33		383	383,826
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		221	231,976
DT Midstream, Inc. (b)(c)
4.13%, 06/15/29		328	303,021
4.38%, 06/15/31		418	380,724
Ecopetrol SA, 8.88%, 01/13/33		122	125,965
Enbridge, Inc. (a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78 (c)		1,565	1,500,660
(5-year CMT + 4.43%), 8.50%, 01/15/84		194	209,138
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		227	236,691
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28 (b)(c)		386	389,627
Energean Israel Finance Ltd., 8.50%, 09/30/33 (b)(f)		38	36,046
Energy Transfer LP
3.90%, 07/15/26 (c)		235	227,553
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)(c)		573	599,353
Series H, (5-year CMT + 5.69%), 6.50% (a)(j)		456	449,776
EQM Midstream Partners LP (b)
6.00%, 07/01/25		94	94,019
4.50%, 01/15/29		21	19,818
6.38%, 04/01/29 (c)		343	346,467
7.50%, 06/01/30		84	89,644
4.75%, 01/15/31 (c)		506	473,133
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b)		69	73,055
Genesis Energy LP/Genesis Energy Finance Corp. (c)
7.75%, 02/01/28		182	183,932
8.25%, 01/15/29		327	337,575
8.88%, 04/15/30		213	224,059
7.88%, 05/15/32		367	370,498
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		218	221,345
Hess Corp., 4.30%, 04/01/27		50	48,752
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		257	260,537
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		145	143,208
5.75%, 02/01/29		212	205,146
6.00%, 04/15/30		21	20,285
8.38%, 11/01/33 (c)		618	658,638
6.88%, 05/15/34 (c)		338	334,345
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Howard Midstream Energy Partners LLC (b)(c)
8.88%, 07/15/28	USD	263	$ 278,288
7.38%, 07/15/32		314	318,884
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 (f)		200	195,875
Impulsora Pipeline LLC, 6.05%, 01/01/43 (e)		1,305	1,099,543
ITT Holdings LLC, 6.50%, 08/01/29 (b)(c)		343	310,760
Kinetik Holdings LP (b)
6.63%, 12/15/28		58	58,926
5.88%, 06/15/30 (c)		220	216,790
Leviathan Bond Ltd., 6.75%, 06/30/30 (b)(f)		15	13,579
Matador Resources Co. (b)(c)
6.88%, 04/15/28		276	280,150
6.50%, 04/15/32		303	303,022
Medco Bell Pte. Ltd., 6.38%, 01/30/27 (f)		250	245,703
MPLX LP, 4.25%, 12/01/27 (c)		185	179,010
Murphy Oil Corp., 5.88%, 12/01/42		29	25,717
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(c)		234	223,284
Nabors Industries, Inc. (b)
7.38%, 05/15/27		117	119,011
9.13%, 01/31/30 (c)		187	193,720
New Fortress Energy, Inc. (b)(c)
6.75%, 09/15/25		308	298,989
8.75%, 03/15/29		678	618,924
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)(c)
8.13%, 02/15/29		512	521,682
8.38%, 02/15/32		1,035	1,050,934
Noble Finance II LLC, 8.00%, 04/15/30 (b)(c)		310	322,622
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)(c)		1,139	1,151,854
3.63%, 04/15/29 (k)		152	174,952
8.75%, 06/15/31 (b)(c)		314	329,475
Northriver Midstream Finance LP, 07/15/32 (b)(d)		172	172,301
NuStar Logistics LP, 6.00%, 06/01/26		163	162,747
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 (c)		100	105,921
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		222	227,267
Permian Resources Operating LLC (b)(c)
8.00%, 04/15/27		272	278,104
5.88%, 07/01/29		411	404,707
9.88%, 07/15/31		309	342,034
7.00%, 01/15/32		329	337,971
Petroleos Mexicanos
4.25%, 01/15/25		37	36,519
6.50%, 03/13/27		85	80,954
8.75%, 06/02/29		130	127,430
5.95%, 01/28/31 (c)		158	126,992
6.70%, 02/16/32		48	40,160
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		192	197,883
Precision Drilling Corp., 6.88%, 01/15/29 (b)		12	11,871
Rockcliff Energy II LLC, 5.50%, 10/15/29 (b)(c)		331	309,833
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		51	48,011
Saturn Oil & Gas, Inc., 9.63%, 06/15/29 (b)		201	202,879
Seadrill Finance Ltd., 8.38%, 08/01/30 (b)		200	209,036
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)(c)		389	402,215
SM Energy Co.
6.75%, 09/15/26 (c)		202	202,067
6.50%, 07/15/28		38	37,673
Southwestern Energy Co.
5.70%, 01/23/25		18	17,944
5.38%, 02/01/29 (c)		252	244,946
4.75%, 02/01/32		5	4,600
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28	USD	124	$ 123,460
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
6.00%, 03/01/27		41	40,409
5.50%, 01/15/28		108	103,328
7.38%, 02/15/29 (c)		471	473,302
6.00%, 12/31/30		3	2,795
6.00%, 09/01/31		131	122,426
Talos Production, Inc. (b)
9.00%, 02/01/29		184	193,116
9.38%, 02/01/31		154	162,595
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (c)		280	268,388
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		129	131,008
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)(c)		175	180,615
Transocean, Inc. (b)(c)
8.00%, 02/01/27		339	337,825
8.25%, 05/15/29		670	671,661
8.75%, 02/15/30		875	918,433
8.50%, 05/15/31		852	852,366
Valaris Ltd., 8.38%, 04/30/30 (b)(c)		825	854,075
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29 (c)		802	730,413
4.13%, 08/15/31		9	8,076
3.88%, 11/01/33 (c)		636	541,940
Venture Global LNG, Inc. (b)(c)
8.13%, 06/01/28		526	541,894
9.50%, 02/01/29		2,209	2,419,068
8.38%, 06/01/31		1,395	1,446,937
9.88%, 02/01/32		1,474	1,604,338
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		159	156,270
Vital Energy, Inc. (c)
9.75%, 10/15/30		327	357,048
7.88%, 04/15/32 (b)		589	598,772
			45,643,532
Passenger Airlines — 0.6%
Air Canada, 3.88%, 08/15/26 (b)(c)		464	441,353
Air France-KLM, 4.63%, 05/23/29 (f)	EUR	100	105,468
American Airlines, Inc., 8.50%, 05/15/29 (b)(c)	USD	438	455,068
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)(c)		595	579,126
Finnair OYJ, 4.75%, 05/24/29 (f)	EUR	100	105,390
United Airlines, Inc. (b)(c)
4.38%, 04/15/26	USD	454	438,567
4.63%, 04/15/29		690	642,604
			2,767,576
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (b)(c)		212	215,137
Pharmaceuticals — 1.1%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		271	260,587
AbbVie, Inc., 4.25%, 11/14/28 (c)		1,000	976,066
Bausch Health Cos., Inc., 11.00%, 09/30/28 (b)		538	478,820
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (f)	EUR	100	101,534
CVS Health Corp., 3.75%, 04/01/30 (c)	USD	1,000	920,275
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(c)		310	319,913
Grifols SA, 2.25%, 11/15/27 (f)	EUR	163	156,236
Jazz Securities DAC, 4.38%, 01/15/29 (b)(c)	USD	200	185,672
Security		Par (000)	Value
Pharmaceuticals (continued)
Option Care Health, Inc., 4.38%, 10/31/29 (b)(c)	USD	245	$ 224,888
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)(c)
4.13%, 04/30/28		428	397,482
7.88%, 05/15/34		200	205,501
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	118,501
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 (c)	USD	570	535,800
4.75%, 05/09/27 (c)		400	385,750
7.88%, 09/15/29		200	214,937
8.13%, 09/15/31 (c)		200	221,812
			5,703,774
Professional Services (b)(c) — 0.3%
CoreLogic, Inc., 4.50%, 05/01/28		962	872,917
Dun & Bradstreet Corp., 5.00%, 12/15/29		654	607,454
			1,480,371
Real Estate Management & Development — 0.2%
Agps Bondco PLC (f)
5.50%, 11/13/26	EUR	100	34,913
5.00%, 01/14/29		100	34,806
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp.
7.00%, 04/15/30 (b)	USD	236	192,862
Series AI, 7.00%, 04/15/30 (c)		271	221,758
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		181	190,420
Fantasia Holdings Group Co. Ltd. (f)
11.75%, 04/17/22		400	4,000
11.88%, 06/01/23		200	2,700
9.25%, 07/28/23		200	2,300
9.88%, 10/19/23		200	2,300
Howard Hughes Corp. (b)
4.13%, 02/01/29		149	133,248
4.38%, 02/01/31		100	86,105
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (b)		8	4,924
			910,336
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)		160	148,906
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG, 10.50%, 03/30/29 (f)	EUR	100	112,048
Broadcom, Inc., 4.11%, 09/15/28 (c)	USD	1,594	1,537,901
Entegris, Inc., 4.75%, 04/15/29 (b)(c)		1,057	1,011,293
Foundry JV Holdco LLC (b)(c)
6.25%, 01/25/35		250	255,301
6.40%, 01/25/38		205	211,293
MKS Instruments, Inc., 1.25%, 06/01/30 (b)(k)		245	260,848
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	32,227
QUALCOMM, Inc., 1.65%, 05/20/32 (c)		1,779	1,401,243
Synaptics, Inc., 4.00%, 06/15/29 (b)		172	155,852
			4,978,006
Software — 4.0%
ACI Worldwide, Inc., 5.75%, 08/15/26 (b)(c)		444	441,567
Boxer Parent Co., Inc.
6.50%, 10/02/25 (f)	EUR	100	107,095

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Boxer Parent Co., Inc. (continued)
7.13%, 10/02/25 (b)(c)	USD	398	$ 398,301
9.13%, 03/01/26 (b)(c)		803	803,624
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)(c)		488	503,957
Clarivate Science Holdings Corp. (b)(c)
3.88%, 07/01/28		929	862,834
4.88%, 07/01/29		897	832,472
Cloud Software Group, Inc. (b)(c)
6.50%, 03/31/29		3,393	3,258,348
9.00%, 09/30/29		2,029	1,968,577
8.25%, 06/30/32		1,923	1,960,010
Dye & Durham Ltd., 8.63%, 04/15/29 (b)		116	117,673
Elastic NV, 4.13%, 07/15/29 (b)(c)		376	343,312
Fair Isaac Corp., 4.00%, 06/15/28 (b)(c)		450	420,930
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (b)(c)		200	178,581
7.88%, 05/01/29 (f)	EUR	100	107,205
8.75%, 05/01/29 (b)	USD	217	220,952
McAfee Corp., 7.38%, 02/15/30 (b)(c)		664	613,438
MicroStrategy, Inc., 6.13%, 06/15/28 (b)(c)		512	496,260
Oracle Corp., 3.60%, 04/01/50 (c)		785	549,401
SS&C Technologies, Inc. (b)(c)
5.50%, 09/30/27		1,094	1,077,268
6.50%, 06/01/32		708	714,157
UKG, Inc., 6.88%, 02/01/31 (b)(c)		3,326	3,367,675
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)(c)		676	613,819
			19,957,456
Specialized REITs (b) — 0.1%
Iron Mountain, Inc.
7.00%, 02/15/29 (c)		702	714,349
5.63%, 07/15/32		19	18,042
			732,391
Specialty Retail (b) — 0.3%
eG Global Finance PLC, 12.00%, 11/30/28 (c)		298	317,274
PetSmart, Inc./PetSmart Finance Corp. (c)
4.75%, 02/15/28		343	318,604
7.75%, 02/15/29		587	571,661
Staples, Inc., 10.75%, 09/01/29		220	209,072
			1,416,611
Technology Hardware, Storage & Peripherals — 0.3%
NCR Atleos Corp., 9.50%, 04/01/29 (b)(c)		250	270,185
Seagate HDD Cayman
8.25%, 12/15/29 (c)		449	481,553
8.50%, 07/15/31		474	510,509
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (b)		47	46,936
			1,309,183
Textiles, Apparel & Luxury Goods (b) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		25	22,787
Hanesbrands, Inc.
4.88%, 05/15/26 (c)		176	172,181
9.00%, 02/15/31		15	15,716
Kontoor Brands, Inc., 4.13%, 11/15/29		98	88,715
Levi Strauss & Co., 3.50%, 03/01/31		16	13,841
			313,240
Security		Par (000)	Value
Trading Companies & Distributors — 0.1%
GYP Holdings III Corp., 4.63%, 05/01/29 (b)(c)	USD	371	$ 343,337
Transportation Infrastructure (f) — 0.1%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	187,313
Heathrow Finance PLC, 4.13%, 09/01/29 (o)	GBP	100	114,596
			301,909
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32 (c)	USD	900	856,468
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(i)		157	22,360
Total Corporate Bonds — 75.9% (Cost: $385,088,783)			378,405,758
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.1%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26 (i)		429	442,733
Health Care Technology — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		595	591,531
Media — 0.1%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (e)		525	510,563
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,527,660)			1,544,827
Floating Rate Loan Interests (a)
Aerospace & Defense — 2.2%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30		559	559,763
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30		598	600,434
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.26%, 08/03/29		660	638,728
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		1,966	1,429,957
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		396	288,136
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		2,097	2,103,027
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		503	505,515
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		453	454,075
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		1,355	1,354,744
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28	USD	296	$ 296,977
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		808	810,873
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31		1,618	1,621,562
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30		178	177,804
			10,841,595
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 03/17/30		159	159,080
Automobile Components — 0.6%
Champions Financing, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		1,262	1,266,732
Clarios Global LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/06/30		1,298	1,299,570
2024 USD Term Loan B, 05/06/30 (p)		57	57,071
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		574	549,812
			3,173,185
Automobiles — 0.3%
Dealer Tire Financial LLC
2024 Term Loan B, 07/02/31 (e)(p)		745	743,124
2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 12/14/27		817	814,755
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/08/28		96	88,350
			1,646,229
Banks — 0.3%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 08/02/28		1,606	1,603,939
Beverages — 0.6%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		911	726,593
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29		2,316	2,144,319
			2,870,912
Broadline Retail — 0.6%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28		538	535,622
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		2,325	2,321,042
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/21/27		156	128,779
			2,985,443
Security		Par (000)	Value
Building Materials — 1.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3- mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28	USD	682	$ 576,017
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		336	336,857
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 11/03/28		1,566	1,564,379
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.68%, 04/12/28		75	72,913
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (p)		712	711,110
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29		1,002	1,001,292
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29 (e)		279	279,673
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 09/22/28		655	655,739
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29		372	374,325
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26		1,444	1,443,496
			7,015,801
Building Products — 1.3%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29		121	121,930
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28		865	867,259
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27		719	700,395
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 10/02/28		419	417,377
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29		355	354,823
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30		1,022	1,021,528
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		880	874,870
Gulfside Supply, Inc., Term Loan B, 06/17/31 (e)(p)		288	289,440
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31 (p)		398	398,167
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (p)		411	411,538
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		768	768,432
			6,225,759
Capital Markets — 1.0%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30		332	333,016

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31	USD	343	$ 342,571
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27		319	319,539
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26		1,025	1,025,615
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 06/30/28		977	975,134
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28		688	686,419
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 08/11/28		110	111,067
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28		1,149	1,152,157
			4,945,518
Chemicals — 2.6%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 09/30/28		579	576,642
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/24/27		330	326,939
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		274	273,720
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		722	722,425
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		601	598,448
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/01/30		1,143	1,147,776
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31		657	655,869
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30		1,013	1,013,788
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30		316	315,466
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		570	551,546
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30		296	293,769
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28 (e)		964	944,526
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (e)		1,286	1,282,774
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/29/27		206	171,440
Security		Par (000)	Value
Chemicals (continued)
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28	USD	668	$ 669,463
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31		443	443,109
OQ Chemicals Corp., 2017 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24		822	757,966
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27		258	258,887
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27		424	423,954
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 3.50%), 8.58%, 08/02/30		863	862,710
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28		809	811,808
			13,103,025
Commercial Services & Supplies — 2.9%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30 (e)		312	313,766
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.84%, 08/17/26		909	910,635
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 02/04/28		1,052	1,052,009
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		2,384	2,372,312
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.34%, 02/15/29		321	322,510
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 9.19%, 03/03/25 (i)		645	638,967
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31		1,673	1,672,766
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29		236	237,581
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		184	184,462
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30		287	287,518
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 05/04/28		1,444	1,445,672
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28		104	104,340
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28		526	346,467
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30	USD	447	$ 446,451
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30		47	47,011
Sotheby ’ s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27		1,318	1,205,996
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27		964	927,001
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31		502	499,073
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28		523	522,870
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		1,048	1,054,361
			14,591,768
Communications Equipment — 0.3%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30		833	835,498
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		299	265,931
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29		612	545,799
			1,647,228
Construction & Engineering — 1.3%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31		640	643,334
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.21%, 09/22/28		641	641,397
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		355	355,099
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		2,144	2,150,472
Brown Group Holding LLC (p)
2022 Incremental Term Loan B2, 07/02/29		427	426,386
Term Loan B, 06/07/28		624	622,885
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27		253	252,635
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 01/21/28		424	424,674
Propulsion BC Newco LLC, Term Loan, 09/14/29 (p)		118	118,270
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.61%), 9.08%, 05/12/28		696	671,582
			6,306,734
Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		759	760,040
Gates Corp., 2024 Term Loan B5, 06/04/31 (p)		722	722,448
Security		Par (000)	Value
Construction Materials (continued)
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 03/08/29	USD	388	$ 370,277
Quikrete Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 04/14/31		400	400,622
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29		312	311,826
			2,565,213
Consumer Finance (p) — 0.0%
Edelman Financial Engines Center LLC
2021 Term Loan B, 04/07/28		106	105,417
2024 Term Loan B, 04/07/28		105	105,417
			210,834
Consumer Staples Distribution & Retail — 0.2%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26		579	579,557
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/22/28		276	277,617
			857,174
Containers & Packaging — 0.8%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		1,878	1,879,895
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28		599	590,293
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		651	651,541
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26		256	255,554
Reynolds Consumer Products LLC, Term Loan, (1- mo. CME Term SOFR + 1.85%), 7.19%, 02/04/27		117	117,485
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3- mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 09/15/28		624	624,602
			4,119,370
Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27		832	759,772
Diversified Consumer Services — 0.6%
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		330	329,654
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 11/24/28		852	851,772
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30		677	679,012

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30	USD	796	$ 798,441
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25		567	491,564
			3,150,443
Diversified Telecommunication Services — 1.5%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26 (e)		517	475,231
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28		1,176	860,548
Connect Finco SARL
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29		639	601,628
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26		623	613,817
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.59%, 09/20/30		372	371,291
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		366	357,389
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		368	358,111
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29		414	284,214
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30		423	282,385
2024 Term Loan A, 06/01/28 (p)		49	40,385
ORBCOMM, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.78%, 09/01/28		381	328,436
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		341	339,194
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29		607	578,926
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		2,372	2,058,430
			7,549,985
Electric Utilities — 0.2%
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31		153	153,820
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31		696	695,907
			849,727
Electrical Equipment — 0.2%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.35%, 06/23/28		1,057	1,058,262
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.5%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31 (e)	USD	230	$ 229,713
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29		564	563,349
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29		1,463	1,462,913
			2,255,975
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27		16	7,494
Entertainment — 2.4%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.44%, 04/22/26		658	622,111
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/29		45	45,581
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28		1,573	1,578,553
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30		1,174	1,175,714
Live Nation Entertainment, Inc., Term Loan B4, (1- mo. CME Term SOFR + 1.85%), 7.19%, 10/19/26		1,704	1,699,959
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		644	644,219
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (p)		368	368,236
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28		885	884,522
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25		883	881,900
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26		788	789,290
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25		1,692	1,693,578
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31		1,622	1,622,473
			12,006,136
Environmental, Maintenance & Security Service — 1.1%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28		658	660,711
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28		477	476,611
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28		37	36,430
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/21/28		1,578	1,584,997
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.
2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27	USD	342	$ 342,485
2024 Term Loan B, 06/27/31 (e)(p)		387	387,000
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.09%, 06/21/28		1,813	1,812,777
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.69%, 03/09/28		488	263,797
			5,564,808
Financial Services — 2.0%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		620	619,751
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.84%, 11/13/25		176	176,235
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.84%, 10/30/26		569	569,454
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29		219	218,623
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28		1,640	1,639,906
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28		447	431,666
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		543	542,153
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		2,759	2,755,677
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		792	790,020
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31		731	732,154
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27		386	384,996
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25		762	760,308
Oxea Holding Drei GmbH, 2024 Tranche B Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.34%, 06/22/25		168	154,893
			9,775,836
Food Products — 1.9%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25		740	700,429
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/06/28		383	383,348
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30		969	969,099
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/10/26		123	122,725
Security		Par (000)	Value
Food Products (continued)
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/25/27	USD	2,209	$ 2,214,188
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		547	549,302
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27		1,962	1,959,857
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25		232	168,653
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		582	581,828
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28		509	508,978
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/20/28		1,119	1,121,358
			9,279,765
Ground Transportation — 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.18%, 04/06/28		269	269,450
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27		476	470,362
Genesee & Wyoming, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		963	961,671
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		243	218,915
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		47	42,424
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, 08/04/25		358	250,547
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30		1,048	1,052,152
			3,265,521
Health Care Equipment & Supplies — 1.7%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27		719	721,653
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		457	455,126
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		1,299	1,284,305
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/04/28		279	279,941
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27		1,004	991,643

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28	USD	2,564	$ 2,567,301
2024 USD Add-on Term Loan B, 10/23/28 (p)		911	911,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		1,187	1,183,047
			8,394,016
Health Care Providers & Services — 2.0%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28		1,022	1,020,520
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		458	458,630
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		1,132	1,133,439
Concentra Health Services, Inc., Term Loan B, 06/26/31 (e)(p)		86	86,215
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 11/01/28		1,334	1,332,377
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.61%), 10.04%, 11/30/28		1,019	620,642
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.08%, 08/31/28		299	299,326
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 12.08%, 11/30/28 (e)		13	2,243
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/01/30		56	56,240
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		260	260,662
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		66	65,965
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31		650	651,866
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.44%, 11/01/29		247	167,548
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1- mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		1,491	1,493,855
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 11/01/28		483	362,726
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		669	667,650
Surgery Center Holdings, Inc., 2024 Term Loan B, 12/19/30 (p)		643	643,240
Security		Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 05/16/29	USD	124	$ 124,882
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.84%, 01/08/27		490	489,433
			9,937,459
Health Care Technology — 1.5%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		1,656	1,649,223
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/01/31		987	980,362
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		1,496	1,446,750
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27		402	403,507
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		2,566	2,563,318
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/22/29		286	285,747
			7,328,907
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30		249	249,070
Hotels, Restaurants & Leisure — 4.7%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		1,146	1,141,424
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 02/02/26		1,030	1,004,170
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30 (p)		108	108,473
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 05/31/30		501	503,412
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28		618	586,212
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31		1,430	1,428,656
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30		585	584,540
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27		502	503,999
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (p)		244	243,087
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28		749	749,607
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		1,220	1,205,781
Fertitta Entertainment LLC, 2022 Term Loan B, (1- mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		2,537	2,538,884
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30		1,900	1,898,277
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29	USD	1,794	$ 1,799,465
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30		1,350	1,351,295
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 12/15/27		1,396	1,394,285
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29		621	620,997
2024 Term Loan B2, 04/14/29 (p)		41	40,971
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29		789	788,908
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 01/05/29		223	223,204
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		141	126,517
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		221	198,276
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 04/04/29		301	300,247
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28		241	240,391
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31		1,410	1,407,833
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28		1,670	1,669,816
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30		687	686,814
			23,345,541
Household Durables — 1.0%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/31/28		901	901,675
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		1,385	1,371,790
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.95%, 06/29/28		199	158,459
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		1,306	1,114,821
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/30/27		1,807	1,675,356
			5,222,101
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30	USD	608	$ 605,728
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		329	327,766
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.11%, 12/15/27		610	611,035
			1,544,529
Industrial Conglomerates — 0.0%
Stitch Aquisition Corporation, 2024 Term Loan, 07/28/28		267	106,645
Insurance — 3.8%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		3,676	3,683,443
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.59%, 02/19/28		1,475	1,473,387
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 02/28/28		1,345	1,346,418
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		2,219	2,223,899
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/26/31 (e)		363	362,800
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		2,136	2,139,878
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30		586	585,240
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27		640	642,596
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 02/24/28		2,095	2,094,981
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		1,678	1,679,493
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		431	438,723
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29		1,524	1,522,584
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30		534	533,747
			18,727,189

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28	USD	206	$ 206,434
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.19%, 10/10/25		— (q)	1
			206,435
IT Services — 2.1%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.71%, 12/23/26		834	825,901
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28		364	337,668
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/20/29		538	494,793
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.69%, 08/19/28		666	660,697
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31		1,651	1,653,509
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29		1,766	1,738,931
Epicor Software Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/23/31		283	284,406
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (e)(p)		312	312,000
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29		543	543,095
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31		1,163	1,161,834
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28		523	288,606
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29		896	262,505
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		1,199	1,187,010
2024 2nd Lien Term Loan, 06/17/32 (p)		286	284,393
Venga Finance SARL, 2021 USD Term Loan B, (3- mo. CME Term SOFR + 5.01%), 10.36%, 06/28/29		414	414,305
			10,449,653
Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.44%, 12/01/28		279	274,327
Machinery — 1.8%
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/14/28		129	130,116
Security		Par (000)	Value
Machinery (continued)
Doosan Bobcat North America, Inc.
2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29	USD	143	$ 143,186
2024 Term Loan, 04/20/29 (p)		67	67,017
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		155	154,904
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		1,002	1,006,973
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		3,001	3,006,176
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		2,072	2,081,338
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27		1,250	1,252,057
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		647	647,142
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.46%, 10/04/28		389	391,300
			8,880,209
Media — 1.2%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.84%, 06/30/28		203	203,617
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30		643	634,557
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		347	347,410
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		723	598,818
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		487	487,515
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30		381	381,712
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		175	166,031
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26 (i)		1,043	982,416
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		1,598	1,291,058
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.19%, 04/21/29		278	187,956
Ziggo Financing Partnership, USD Term Loan I, (1- mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		510	492,436
			5,773,526
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLLP, Term Loan B, (3- mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28	USD	1,758	$ 1,755,497
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30		137	136,891
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		101	101,505
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28		1,055	1,059,076
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28		951	923,458
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		1,464	1,463,091
			5,439,518
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27		1,034	1,033,221
Passenger Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		1,202	1,240,104
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31		516	515,867
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		1,555	1,548,579
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29		213	212,468
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 02/15/28		657	654,512
Mileage Plus Holdings LLC, 2020 Term Loan B, (3- mo. CME Term SOFR + 5.25%), 10.74%, 06/21/27		925	942,586
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31		736	736,810
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR + 3.10%), 8.44%, 12/11/26		44	44,138
			5,895,064
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		661	663,790
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27		548	497,933
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27		1,076	1,071,584
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28 (p)		621	620,988
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28		1,060	1,059,780
Security		Par (000)	Value
Pharmaceuticals (continued)
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28	USD	658	$ 661,681
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		482	482,653
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29		466	464,107
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27		619	615,782
			6,138,298
Professional Services — 2.3%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		1,759	1,729,868
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31 (e)		1,006	1,007,258
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29		4,658	4,658,354
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29		966	968,743
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 04/28/28		933	932,905
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		453	365,858
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 12/01/28		1,060	1,059,002
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.19%, 06/24/31		741	740,011
			11,461,999
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25		24	23,797
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (e)		299	300,746
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 01/31/30 (e)		271	270,512
			595,055
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29		500	499,875
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29		763	763,189
2024 USD Term Loan B, 08/17/29 (p)		152	151,968
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28		249	248,462
			1,663,494
Software — 5.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31		1,511	1,520,888

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29	USD	312	$ 311,538
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28		1,259	1,258,423
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		599	600,216
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		3,494	3,488,763
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		457	451,859
2021 Term Loan, (1-mo. CME Term SOFR + 3.85%), 9.19%, 10/08/28 (e)		374	374,419
Drake Software LLC, 2024 Term Loan B, 06/26/31 (e)(p)		301	297,990
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.96%, 02/04/28		111	111,193
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		1,508	1,513,547
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29		1,182	1,177,016
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		1,671	1,678,689
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		633	637,371
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30		552	552,626
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28		1,215	1,217,211
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28		220	219,499
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		1,780	1,776,264
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		436	433,297
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		1,008	1,006,210
Modena Buyer LLC, Term Loan, 07/01/31 (p)		444	432,762
Planview Parent, Inc., 2024 Term Loan, 12/17/27 (p)		146	145,429
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		2,404	2,405,049
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28		1,884	1,829,554
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 04/23/29		420	408,450
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27		640	641,198
Security		Par (000)	Value
Software (continued)
SS&C Technologies, Inc., 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31	USD	682	$ 682,644
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		1,859	1,865,163
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.09%, 07/20/28		133	132,492
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		1,340	1,341,335
			28,511,095
Specialty Retail — 0.4%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.51%), 9.82%, 03/31/26 (e)		115	114,947
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31		266	265,879
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		850	846,134
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 10/20/28		359	348,569
Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 10/20/28		310	298,046
			1,873,575
Technology Hardware, Storage & Peripherals — 0.5%
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28		2,249	2,253,456
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30		232	232,022
Trading Companies & Distributors — 0.5%
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31		379	379,289
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28		1,782	1,783,347
TMK Hawk Parent Corp. (e)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		23	18,976
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.59%, 06/30/29		724	492,513
			2,674,125
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26		621	618,099
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services — 0.2%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28	USD	365	$ 363,369
SBA Senior Finance II LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31		808	808,993
			1,172,362
Total Floating Rate Loan Interests — 62.3% (Cost: $313,289,110)			310,393,521
Foreign Agency Obligations
Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29 (f)		200	202,875
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42 (c)		200	172,646
Colombia — 0.1%
Colombia Government International Bond, 8.00%, 04/20/33 (c)		200	207,300
Dominican Republic — 0.1%
Dominican Republic International Bond (b)
4.50%, 01/30/30		200	182,250
7.05%, 02/03/31		150	154,406
4.88%, 09/23/32		150	134,531
			471,187
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61 (b)		200	133,688
Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41 (b)		200	156,625
Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33 (f)	EUR	39	43,233
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (f)	USD	200	193,250
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27 (b)		200	177,800
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29 (b)		200	187,500
Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47 (f)		308	307,230
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27 (b)		62	60,884
2.50%, 02/08/30 (f)	EUR	138	129,179
2.12%, 07/16/31 (f)		156	134,542
			324,605
Security		Par (000)	Value
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.00%, 10/12/46	USD	230	$ 161,288
Ukraine — 0.0%
Ukraine Government International Bond (g)(m)
9.75%, 11/01/28 (f)		236	74,694
7.25%, 03/15/33 (b)		200	56,900
			131,594
Total Foreign Agency Obligations — 0.6% (Cost: $3,248,810)			2,870,821

	Shares
Investment Companies
Fixed Income Funds — 1.3%
Invesco Senior Loan ETF	309,501	6,511,901
Total Investment Companies — 1.3% (Cost: $6,465,338)		6,511,901

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	974	531,412
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,754	735,763
Series 2007-19, Class 1A1, 6.00%, 08/25/37		541	257,207
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		72	67,609
Series 2006-17, Class A2, 6.00%, 12/25/36		612	243,985
Series 2007-HY5, Class 3A1, 5.06%, 09/25/37 (a)		232	200,741
COLT Mortgage Loan Trust (b)
Series 2022-7, Class A1, 5.16%, 04/25/67		1,886	1,854,112
Series 2022-9, Class A1, 6.79%, 12/25/67		240	240,597
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66 (a)(b)		194	158,326
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67 (a)(b)		1,374	1,332,172
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.93%, 10/25/35 (a)		302	158,890
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63 (a)(b)		362	343,330
OBX Trust (b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		85	85,099
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		984	987,844
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		550	520,065
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,267	1,180,018
Series 2022-7, Class A1, 5.15%, 07/25/67		1,535	1,516,655
Series 2022-INV2, Class A1, 6.79%, 10/25/67		371	372,782
			10,786,607
Commercial Mortgage-Backed Securities (b) — 1.4%
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 7.92%, 03/15/41 (a)		400	396,500

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust (a)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 6.36%, 12/15/38	USD	1,000	$ 988,756
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 6.13%, 10/15/38		345	341,253
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 7.27%, 02/15/39		510	503,625
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 7.52%, 02/15/39		98	98,066
BX Trust (a)
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 6.18%, 01/15/39		1,200	1,183,507
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 7.97%, 02/15/41		240	238,952
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 7.27%, 04/15/29		795	790,885
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 8.37%, 03/15/41		170	169,787
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39 (a)		250	197,046
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/28 (a)		220	221,145
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 7.71%, 06/15/39 (a)		800	795,997
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		800	797,011
Wells Fargo Commercial Mortgage Trust, Series 2024-BPRC, Class D, 07/15/43 (d)		250	247,499
			6,970,029
Total Non-Agency Mortgage-Backed Securities — 3.6% (Cost: $18,854,506)			17,756,636

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (e)(r)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim (e)(r)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 6.0% (a)
Automobiles (j) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70% (c)	USD	365	342,633
Volkswagen International Finance NV, 3.88% (f)	EUR	100	99,679
			442,312
Security		Par (000)	Value
Banks — 5.0%
AIB Group PLC, 5.25% (f)(j)	EUR	200	$ 213,387
Bank of America Corp., Series X, 6.25% (c)(j)	USD	1,929	1,920,999
Barclays PLC (j)
4.38% (c)		2,455	2,061,473
8.00%		210	213,221
9.63%		805	872,694
BNP Paribas SA, 4.63% (b)(c)(j)		2,425	1,941,876
Chong Hing Bank Ltd., 5.70% (f)(j)		250	249,531
Citigroup, Inc., Series AA, 7.63% (c)(j)		326	339,425
HSBC Holdings PLC (c)(j)
6.00%		415	400,723
6.38%		500	498,501
ING Groep NV, 3.88% (c)(j)		1,750	1,478,208
JPMorgan Chase & Co.
Series FF, 5.00% (c)(j)		2,000	1,994,280
Series U, 6.54%, 01/15/87		325	298,177
Krung Thai Bank PCL/Cayman Islands, 4.40% (f)(j)		202	192,026
Lloyds Banking Group PLC (j)
8.00% (c)		2,265	2,315,290
6.75%		450	448,314
7.50% (c)		1,250	1,249,548
NatWest Group PLC (j)
8.13%		735	742,604
6.00% (c)		1,185	1,159,211
Nordea Bank Abp, 3.75% (b)(c)(j)		560	466,898
PNC Financial Services Group, Inc. (c)(j)
Series V, 6.20%		290	288,872
Series W, 6.25%		289	281,622
Rizal Commercial Banking Corp., 6.50% (f)(j)		200	197,625
Societe Generale SA, 5.38% (b)(j)		4,250	3,424,038
UBS Group AG (b)(j)
Series NC10, 9.25% (c)		640	716,731
Series NC5, 9.25%		460	494,915
Wells Fargo & Co., 7.63% (c)(j)		439	467,493
Woori Bank, 4.25% (f)(j)		250	247,812
			25,175,494
Construction & Engineering — 0.0%
Abertis Infraestructuras Finance BV, 3.25% (f)(j)	EUR	100	104,150
Consumer Finance — 0.2%
Charles Schwab Corp., Series H, 4.00% (c)(j)	USD	1,000	854,014
Diversified Telecommunication Services (f) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	134,340
Telefonica Europe BV, 6.14% (j)	EUR	200	224,349
Vodafone Group PLC, 2.63%, 08/27/80		100	102,952
			461,641
Electric Utilities — 0.6%
Edison International, Series B, 5.00% (j)	USD	258	245,410
EDP - Energias de Portugal SA, 5.94%, 04/23/83 (f)	EUR	100	111,510
Electricite de France SA, 3.00% (f)(j)		200	196,523
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79 (c)	USD	1,750	1,670,266
NRG Energy, Inc., 10.25% (b)(c)(j)		475	519,512
Vistra Corp., 7.00% (b)(j)		209	207,184
			2,950,405
			29,988,016

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks — 0.6%
Capital Markets (a)(j) — 0.6%
Morgan Stanley
Series F, 6.88%	55,000	$ 1,379,950
Series K, 5.85%	53,253	1,322,804
		2,702,754
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $136,755) (g)(h)	139,661	701
		2,703,455
Total Preferred Securities — 6.6% (Cost: $34,498,612)		32,691,471

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class X1, 1.14%, 12/25/24 (a)	USD	30,706	52,204
Mortgage-Backed Securities (s) — 3.9%
Uniform Mortgage-Backed Securities
3.50%, 07/15/54		9,000	7,965,000
4.00%, 07/15/54		4,140	3,787,938
5.00%, 07/15/54		3,500	3,382,422
5.50%, 07/15/54		4,600	4,536,570
			19,671,930
Total U.S. Government Sponsored Agency Securities — 3.9% (Cost: $19,717,771)			19,724,134
U.S. Treasury Obligations
U.S. Treasury Notes, 4.88%, 05/31/26 (c)		57,000	57,115,781
Total U.S. Treasury Obligations — 11.5% (Cost: $57,136,583)			57,115,781

	Shares
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (g)	1,315	—
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00) (g)	345	6,153
Total Warrants — 0.0% (Cost: $ — )		6,153
Total Long-Term Investments — 173.3% (Cost: $883,522,445)		863,902,099
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (t)(u)	502,236	$ 502,236
Total Short-Term Securities — 0.1% (Cost: $502,236)		502,236
Total Investments — 173.4% (Cost: $884,024,681)		864,404,335
Liabilities in Excess of Other Assets — (73.4)%		(366,010,623)
Net Assets — 100.0%		$ 498,393,712

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Non-income producing security.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $281,499, representing 0.1% of its net assets as of period end, and an original cost of $555,739.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Rounds to less than 1,000.
(r)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)	Represents or includes a TBA transaction.
(t)	Affiliate of the Fund.
(u)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,762,133	$ —	$ (5,259,897) (a)	$ —	$ —	$ 502,236	502,236	$ 76,877	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	5.50% (b)	12/08/23	Open	$ 903,750	$ 931,779	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	12/08/23	Open	803,750	828,677	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50 (b)	01/29/24	Open	816,750	835,842	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50 (b)	01/29/24	Open	459,750	470,497	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.55 (b)	01/29/24	Open	466,875	477,887	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55 (b)	01/29/24	Open	1,887,500	1,932,021	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55 (b)	01/29/24	Open	1,281,875	1,312,111	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55 (b)	01/29/24	Open	415,100	424,891	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55 (b)	01/29/24	Open	396,384	405,733	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.55 (b)	01/29/24	Open	297,763	304,786	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55 (b)	01/29/24	Open	609,626	624,006	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.70 (b)	01/29/24	Open	307,033	314,470	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.55 (b)	01/29/24	Open	550,462	563,447	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59 (b)	01/29/24	Open	290,460	297,361	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50 (b)	02/08/24	Open	666,250	680,806	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52 (b)	02/08/24	Open	177,900	181,801	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52 (b)	02/08/24	Open	324,594	331,711	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.57 (b)	02/08/24	Open	319,881	326,959	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59 (b)	02/08/24	Open	290,000	296,439	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59 (b)	02/08/24	Open	300,300	306,968	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.61 (b)	02/08/24	Open	924,157	944,752	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	02/08/24	Open	1,210,729	1,236,939	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	03/08/24	Open	100,328	102,091	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	03/15/24	Open	704,880	716,496	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	03/25/24	Open	528,889	536,941	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	03/27/24	Open	687,187	697,143	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/03/24	Open	444,690	450,658	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	04/03/24	Open	408,360	413,700	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/03/24	Open	153,425	155,480	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/08/24	Open	2,641,365	2,676,187	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.00 (b)	04/12/24	Open	182,466	184,417	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	118,952	120,313	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	204,997	207,342	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	185,071	187,188	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	04/12/24	Open	1,103,406	1,116,198	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	922,500	933,313	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	161,263	163,153	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	189,750	191,974	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	5.48% (b)	04/12/24	Open	$ 121,253	$ 122,674	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	115,091	116,440	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	193,060	195,323	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	86,229	87,239	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	264,615	267,717	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	172,250	174,269	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	240,443	243,261	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	266,760	269,887	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	197,415	199,729	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	338,782	342,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.50 (b)	04/12/24	Open	574,687	581,448	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.50 (b)	04/12/24	Open	157,680	159,535	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.57 (b)	04/12/24	Open	171,270	173,310	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.57 (b)	04/12/24	Open	1,318,684	1,334,394	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62 (b)	04/12/24	Open	1,332,375	1,348,391	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62 (b)	04/12/24	Open	552,200	558,838	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62 (b)	04/12/24	Open	260,100	263,227	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65 (b)	04/12/24	Open	111,325	112,670	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65 (b)	04/12/24	Open	279,311	282,687	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	503,291	509,395	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	438,840	444,162	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	238,566	241,459	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	302,198	305,862	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	264,860	268,072	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	263,175	266,367	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/12/24	Open	915,368	926,861	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	04/18/24	Open	357,837	361,882	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/18/24	Open	384,187	388,657	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/18/24	Open	351,260	355,347	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/18/24	Open	393,660	398,240	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/18/24	Open	362,400	366,616	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.72 (b)	04/18/24	Open	565,069	571,713	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.72 (b)	04/18/24	Open	719,629	728,090	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	451,806	456,543	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	122,850	124,138	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	104,040	105,131	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	315,219	318,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/22/24	Open	137,700	139,191	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/22/24	Open	194,955	197,066	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/23/24	Open	312,694	316,080	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/23/24	Open	297,121	300,339	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/23/24	Open	327,568	331,115	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/26/24	Open	278,760	281,653	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30 (b)	04/29/24	Open	476,690	481,041	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30 (b)	04/29/24	Open	903,482	911,729	Corporate Bonds	Open/Demand
BNP Paribas SA	5.32 (b)	04/29/24	Open	912,925	921,289	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35 (b)	04/29/24	Open	1,434,240	1,446,961	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	323,380	326,382	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	04/29/24	Open	408,100	411,909	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	04/29/24	Open	264,465	266,943	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	743,750	750,731	Capital Trusts	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	190,250	192,036	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	187,429	189,189	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	631,969	637,900	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	465,470	469,855	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	527,425	532,394	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	214,988	217,017	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	457,121	461,435	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	276,986	279,605	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	93,958	94,846	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	742,140	749,157	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	1,006,696	1,016,215	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.49% (b)	04/29/24	Open	$ 233,870	$ 236,081	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	281,350	284,010	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	380,292	383,888	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	946,250	955,197	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	353,635	356,979	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	765,789	773,029	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	152,618	154,061	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	2,683,249	2,708,619	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	173,700	175,342	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	99,219	100,157	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50 (b)	04/29/24	Open	1,223,437	1,235,026	Corporate Bonds	Open/Demand
BNP Paribas SA	5.51 (b)	04/29/24	Open	266,075	268,600	Capital Trusts	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	107,398	108,422	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	197,780	199,667	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	162,750	164,303	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	88,908	89,756	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	1,789,147	1,806,218	Capital Trusts	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	162,435	163,985	Corporate Bonds	Open/Demand
BNP Paribas SA	5.56 (b)	04/29/24	Open	499,456	504,239	Corporate Bonds	Open/Demand
BNP Paribas SA	5.64 (b)	04/29/24	Open	192,780	194,608	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	195,525	197,428	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	291,619	294,456	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	281,356	284,094	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	100,595	101,574	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	249,498	251,925	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	306,848	309,833	Capital Trusts	Open/Demand
BNP Paribas SA	5.65 (b)	04/29/24	Open	141,295	142,670	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68 (b)	04/29/24	Open	358,497	362,004	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68 (b)	04/29/24	Open	358,800	362,310	Corporate Bonds	Open/Demand
BNP Paribas SA	5.70 (b)	04/29/24	Open	1,170,312	1,181,801	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	04/29/24	Open	278,113	280,863	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	534,284	539,172	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	440,744	444,777	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	1,407,206	1,420,082	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	231,900	234,045	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	190,133	191,892	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	303,194	305,999	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	230,145	232,274	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	04/30/24	Open	198,263	200,127	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/30/24	Open	207,113	209,131	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/30/24	Open	208,911	210,948	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	04/30/24	Open	236,717	239,025	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/02/24	Open	87,968	88,772	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.40 (b)	05/06/24	Open	1,294,256	1,305,128	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/06/24	Open	454,972	458,851	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	173,206	174,659	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	461,887	465,762	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	298,980	301,488	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	494,339	498,485	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	05/06/24	Open	1,143,000	1,152,604	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.51 (b)	05/06/24	Open	256,550	258,710	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.51 (b)	05/06/24	Open	304,500	307,063	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63 (b)	05/06/24	Open	390,525	393,884	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64 (b)	05/06/24	Open	1,270,490	1,281,437	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	106,163	107,079	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	358,610	361,705	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	367,966	371,143	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	296,700	299,261	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	736,074	742,428	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	242,146	244,236	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	616,455	621,776	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	316,030	318,758	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	5.65% (b)	05/06/24	Open	$ 290,140	$ 292,644	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	353,190	356,239	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	270,407	272,741	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	254,813	257,012	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	221,367	223,278	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	281,815	284,248	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	743,687	750,107	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	231,368	233,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	319,848	322,608	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	1,116,500	1,126,138	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	299,907	302,496	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	559,638	564,469	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	677,700	683,550	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	294,648	297,191	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	755,824	762,348	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/06/24	Open	184,663	186,256	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/06/24	Open	316,278	319,012	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	274,631	277,014	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	994,894	1,003,527	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	253,640	255,841	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	274,050	276,428	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	199,969	201,704	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	367,148	370,334	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	316,625	319,373	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	227,115	229,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	258,930	261,177	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	298,373	300,962	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/06/24	Open	282,748	285,202	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70 (b)	05/06/24	Open	537,320	541,999	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70 (b)	05/06/24	Open	360,230	363,367	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.71 (b)	05/06/24	Open	344,755	347,763	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/08/24	Open	295,278	297,780	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/10/24	Open	102,515	103,328	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	05/13/24	Open	1,166,040	1,174,690	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/13/24	Open	157,961	159,142	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	110,113	110,937	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	197,056	198,531	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	206,669	208,216	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	174,930	176,240	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	155,969	157,136	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	116,150	117,020	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	174,825	176,134	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.57 (b)	05/13/24	Open	258,500	260,460	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	05/13/24	Open	1,441,392	1,452,516	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.69 (b)	05/13/24	Open	305,468	307,833	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.69 (b)	05/13/24	Open	344,062	346,727	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/13/24	Open	130,050	131,055	Corporate Bonds	Open/Demand
BNP Paribas SA	5.70 (b)	05/17/24	Open	213,188	214,706	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/17/24	Open	473,360	476,703	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/17/24	Open	844,048	850,020	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/17/24	Open	3,233,100	3,255,974	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.72 (b)	05/17/24	Open	231,880	233,538	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25 (b)	05/20/24	Open	343,362	345,415	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	546,815	550,147	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	304,470	306,360	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	505,750	508,947	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	338,870	341,012	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	490,100	493,198	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	511,339	514,571	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	310,538	312,500	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	429,637	432,353	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	466,620	469,569	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	5.32% (b)	05/20/24	Open	$ 800,985	$ 805,838	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	255,054	256,599	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	99,738	100,343	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	167,365	168,379	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	257,764	259,326	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/20/24	Open	494,042	497,126	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.63 (b)	05/20/24	Open	383,467	385,926	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65 (b)	05/20/24	Open	175,576	176,706	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	05/20/24	Open	722,822	727,490	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	05/20/24	Open	1,642,763	1,653,371	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.70 (b)	05/20/24	Open	781,492	786,566	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.80 (b)	05/20/24	Open	459,113	462,146	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/22/24	Open	690,762	694,818	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	1,126,540	1,133,240	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	118,169	118,872	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	458,662	461,390	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	124,960	125,703	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/22/24	Open	865,970	871,243	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	05/22/24	Open	256,073	257,638	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/22/24	Open	1,795,601	1,806,874	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	05/23/24	Open	176,500	177,548	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/23/24	Open	447,764	450,427	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	05/23/24	Open	197,725	198,935	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	05/23/24	Open	2,657,160	2,673,424	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/23/24	Open	224,940	226,268	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/23/24	Open	677,492	681,566	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/23/24	Open	861,761	866,943	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	05/23/24	Open	592,187	595,697	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/23/24	Open	121,189	121,908	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/23/24	Open	950,595	955,261	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	05/23/24	Open	793,492	797,806	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	360,437	362,530	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	158,100	159,018	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	331,650	333,575	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	403,462	405,805	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	820,125	824,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	274,500	276,094	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53 (b)	05/23/24	Open	216,494	217,757	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53 (b)	05/23/24	Open	604,500	608,029	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53 (b)	05/23/24	Open	2,756	2,772	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53 (b)	05/23/24	Open	343,469	345,474	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53 (b)	05/23/24	Open	321,750	323,628	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63 (b)	05/23/24	Open	244,770	246,225	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63 (b)	05/23/24	Open	403,925	406,325	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63 (b)	05/23/24	Open	643,792	647,618	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63 (b)	05/23/24	Open	420,375	422,873	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	247,836	249,314	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	124,230	124,971	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	387,397	389,708	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	218,125	219,426	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	198,211	199,393	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	178,369	179,433	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	308,500	310,340	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	357,420	359,552	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	474,810	477,642	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	398,750	401,128	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	229,440	230,808	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	227,166	228,521	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	1,034,357	1,040,526	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	110,250	110,908	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	100,781	101,382	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	424,200	426,730	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	5.65% (b)	05/23/24	Open	$ 203,125	$ 204,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/23/24	Open	77,865	78,329	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	1,932,525	1,944,354	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	228,863	230,263	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	367,010	369,256	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	1,607,520	1,617,359	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	516,162	519,322	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	494,490	497,517	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	449,450	452,201	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	746,001	750,567	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/23/24	Open	496,632	499,672	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/23/24	Open	140,991	141,856	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/23/24	Open	256,729	258,303	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/24/24	Open	115,570	116,240	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	05/24/24	Open	254,588	256,025	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	05/24/24	Open	526,159	529,308	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	05/24/24	Open	147,815	148,697	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/24/24	Open	922,712	928,215	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/24/24	Open	190,125	191,258	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/24/24	Open	233,730	235,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	05/24/24	Open	160,298	161,259	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67 (b)	05/28/24	Open	337,302	339,108	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64 (b)	05/29/24	Open	825,649	829,917	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/30/24	Open	238,750	239,900	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/30/24	Open	1,052,372	1,057,508	Corporate Bonds	Open/Demand
BNP Paribas SA	5.52 (b)	05/30/24	Open	174,750	175,607	Corporate Bonds	Open/Demand
BNP Paribas SA	5.52 (b)	05/30/24	Open	253,193	254,435	Corporate Bonds	Open/Demand
BNP Paribas SA	5.52 (b)	05/30/24	Open	174,350	175,205	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	05/30/24	Open	1,387,250	1,394,242	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/30/24	Open	281,960	283,379	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	05/31/24	Open	446,081	448,175	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	05/31/24	Open	775,715	779,369	Corporate Bonds	Open/Demand
BNP Paribas SA	5.64 (b)	05/31/24	Open	205,943	206,943	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/31/24	Open	495,360	497,629	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	05/31/24	Open	367,737	369,470	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/31/24	Open	1,487,946	1,495,186	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/03/24	Open	391,300	393,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/03/24	Open	451,052	453,037	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/03/24	Open	314,862	316,248	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/03/24	Open	373,926	375,572	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	06/04/24	Open	211,680	212,552	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	06/04/24	Open	459,436	461,349	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.53 (b)	06/04/24	Open	624,680	627,271	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	06/04/24	Open	436,955	438,807	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/04/24	Open	321,263	322,624	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/05/24	Open	288,640	289,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	06/06/24	Open	102,875	103,268	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	06/06/24	Open	147,938	148,503	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	06/06/24	Open	127,348	127,834	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	06/06/24	Open	124,140	124,627	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	06/06/24	Open	161,922	162,557	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	06/07/24	Open	1,329,320	1,334,185	Corporate Bonds	Open/Demand
BNP Paribas SA	5.60 (b)	06/07/24	Open	144,638	145,177	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	06/07/24	Open	286,781	287,861	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	06/07/24	Open	1,435,365	1,440,484	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	481,950	483,691	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	122,101	122,542	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65 (b)	06/07/24	Open	320,875	322,084	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	06/07/24	Open	202,635	203,398	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63 (b)	06/07/24	Open	790,969	793,938	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	456,960	458,681	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	463,410	465,156	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	5.65% (b)	06/07/24	Open	$ 601,816	$ 604,083	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	281,646	282,707	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	1,847,305	1,854,263	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	3,253,740	3,265,996	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	268,920	269,933	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	334,767	336,028	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	191,675	192,397	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	2,529,367	2,538,895	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/07/24	Open	337,579	338,853	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/07/24	Open	179,280	179,956	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	06/07/24	Open	747,870	750,702	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65 (b)	06/10/24	Open	362,268	363,462	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/10/24	Open	405,519	406,855	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/10/24	Open	388,036	389,315	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/10/24	Open	330,674	331,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.74 (b)	06/10/24	Open	531,030	532,808	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	06/11/24	Open	2,101,990	2,108,611	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53 (b)	06/11/24	Open	225,600	226,293	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/11/24	Open	297,660	298,594	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	207,475	208,069	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	277,860	278,655	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/12/24	Open	1,415,590	1,419,819	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.49	06/13/24	08/01/24	866,250	868,628	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	5.60	06/13/24	08/01/24	2,352,687	2,359,274	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	2.00	06/13/24	08/01/24	24,488	24,512	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.00	06/13/24	08/01/24	195,514	195,905	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	261,184	261,895	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	711,088	713,026	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	1,447,625	1,451,599	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	891,537	893,985	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.55	06/13/24	08/01/24	49,733	49,871	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.55	06/13/24	08/01/24	187,275	187,795	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.55	06/13/24	08/01/24	159,896	160,340	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.55	06/13/24	08/01/24	1,609,594	1,614,060	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.60	06/13/24	08/01/24	444,231	445,475	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	703,587	705,575	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	1,028,307	1,031,212	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	808,165	810,448	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	421,490	422,681	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	416,810	417,987	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	553,007	554,569	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	318,980	319,881	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	378,637	379,707	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	602,343	604,044	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	967,400	970,133	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	314,885	315,775	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	1,114,350	1,117,498	Capital Trusts	31 - 90 Days
Merrill Lynch International	5.60	06/14/24	07/17/24	266,480	267,060	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.70	06/14/24	07/17/24	229,398	229,906	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.65	06/14/24	08/01/24	528,840	530,251	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	5.66 (b)	06/14/24	Open	138,883	139,254	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.72 (b)	06/14/24	Open	277,742	278,493	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.15	06/17/24	07/17/24	888,180	889,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	460,252	461,174	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	632,385	633,652	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/17/24	07/17/24	172,800	173,149	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	265,073	265,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	73,840	73,991	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/17/24	07/17/24	1,734,420	1,737,995	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.30	06/17/24	07/17/24	241,413	241,910	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	260,733	261,275	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	381,761	382,556	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.35%	06/17/24	07/17/24	$ 504,247	$ 505,297	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	200,248	200,664	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	485,587	486,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	599,625	600,873	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,271,170	1,273,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	519,675	520,756	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	242,269	242,773	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,170,037	1,172,495	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,519,507	1,522,698	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	259,994	260,540	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	705,185	706,666	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	190,255	190,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	169,050	169,405	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	305,078	305,718	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	198,581	198,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	547,085	548,234	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	176,320	176,690	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	356,250	356,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	386,802	387,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	350,455	351,191	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	266,663	267,223	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	2,468,407	2,473,591	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	100,130	100,340	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	135,568	135,852	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	486,844	487,866	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	246,975	247,494	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	273,480	274,054	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	374,653	374,653	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,128,431	1,130,823	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	277,550	278,138	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	234,390	234,887	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	939,220	941,211	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	242,809	243,323	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	529,107	530,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	577,866	579,091	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	160,836	161,177	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	606,300	607,585	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	347,755	348,492	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	115,125	115,369	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	222,866	223,339	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	394,095	394,930	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	297,490	298,121	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	571,252	572,463	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	827,206	828,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	112,838	113,077	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	106,453	106,678	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	152,475	152,798	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	287,636	288,246	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	212,008	212,457	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	225,825	226,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	203,823	204,254	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	196,645	197,062	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	255,592	256,134	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	377,345	378,145	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	975,485	977,552	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	187,076	187,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	393,727	393,727	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	996,250	998,381	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	295,960	296,593	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	173,443	173,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	100,854	101,069	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	643,106	644,482	Corporate Bonds	Up to 30 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.50%	06/17/24	07/17/24	$ 342,360	$ 343,092	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	253,289	253,831	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	439,516	440,456	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	95,140	95,343	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	408,212	409,086	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	655,720	657,123	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	184,875	185,270	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	322,875	323,566	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	470,250	471,256	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	624,996	626,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	127,305	127,577	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	477,300	478,321	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	519,557	520,669	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	470,137	471,143	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	744,800	746,393	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	123,750	124,015	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	154,025	154,354	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	253,646	254,189	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	1,843,435	1,847,378	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	213,053	213,508	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	555,594	556,782	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	297,703	298,339	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	06/17/24	07/17/24	274,065	274,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	06/17/24	07/17/24	1,052,854	1,055,126	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	06/17/24	07/17/24	585,000	586,263	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	06/17/24	07/17/24	851,620	853,458	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	06/17/24	07/17/24	211,283	211,739	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59	06/17/24	07/17/24	336,400	337,131	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	187,831	188,240	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	518,548	519,678	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	349,005	349,765	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	237,850	238,368	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	471,875	472,903	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	472,270	473,298	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	283,195	283,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	461,846	462,852	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	116,545	116,799	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	308,000	308,671	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	190,654	191,069	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	79,300	79,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	482,662	483,714	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	260,063	260,629	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	331,987	332,710	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	402,325	403,201	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	568,654	569,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	135,371	135,666	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	812,295	814,064	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	512,129	513,244	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	679,800	681,280	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	393,102	393,958	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	384,250	385,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	1,511,495	1,514,787	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	435,079	436,026	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	593,880	595,173	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	259,148	259,712	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	117,309	117,565	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	311,410	312,088	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	243,350	243,880	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	317,003	317,693	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	931,777	933,807	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	292,163	292,799	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	456,475	457,469	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.60%	06/17/24	07/17/24	$ 2,238,797	$ 2,243,673	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	396,000	396,870	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	642,350	643,761	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	1,155,770	1,158,309	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	139,435	139,742	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	763,682	765,360	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	229,075	229,578	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	552,287	553,501	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/17/24	07/17/24	553,380	554,596	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	06/17/24	07/17/24	147,160	147,486	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	06/17/24	07/17/24	140,046	140,357	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	06/17/24	07/17/24	150,289	150,622	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	06/17/24	07/17/24	106,654	106,891	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.80	06/17/24	07/17/24	601,427	602,784	Capital Trusts	Up to 30 Days
Merrill Lynch International	5.55	06/17/24	07/17/24	193,862	194,281	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.55	06/17/24	07/17/24	183,334	183,729	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.65	06/17/24	07/17/24	293,138	293,782	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.65	06/17/24	07/17/24	364,683	365,484	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.70	06/17/24	07/17/24	530,741	531,918	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.60	06/17/24	08/07/24	161,965	162,293	Foreign Agency Obligations	31 - 90 Days
J.P. Morgan Securities LLC	5.30	06/18/24	08/07/24	480,469	481,388	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.35	06/18/24	08/07/24	219,038	219,461	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.40	06/18/24	08/07/24	239,671	240,139	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	394,452	395,229	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	461,057	461,965	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	157,848	158,158	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	181,898	182,255	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	357,787	358,492	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	360,904	361,614	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	519,265	520,287	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	272,580	273,116	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	98,469	98,663	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	184,059	184,421	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	182,558	182,917	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	377,097	377,840	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	174,330	174,673	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	176,677	177,025	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	177,410	177,759	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	192,975	193,358	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	295,640	296,227	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	169,601	169,938	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	305,246	305,852	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	332,520	333,180	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	195,278	195,665	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	134,790	135,058	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	228,313	228,766	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	142,190	142,472	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	200,030	200,427	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	165,360	165,688	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	175,985	176,335	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	546,682	547,768	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	310,807	311,424	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	5.50 (b)	06/18/24	Open	933,750	935,605	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	06/18/24	Open	438,750	439,621	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/18/24	Open	588,139	589,341	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/18/24	Open	352,839	353,560	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/18/24	Open	297,981	298,590	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37 (b)	06/21/24	Open	57,356,250	57,441,234	U.S. Treasury Obligations	Open/Demand
BofA Securities, Inc.	5.60	06/25/24	07/17/24	133,166	133,291	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	06/25/24	07/17/24	687,422	687,422	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65	06/25/24	08/01/24	1,100,880	1,101,917	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	5.69 (b)	06/25/24	Open	546,498	547,016	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	5.50% (b)	06/25/24	Open	$ 72,150	$ 72,216	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65 (b)	06/25/24	Open	493,176	493,640	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/25/24	Open	617,310	617,891	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/25/24	Open	552,094	552,615	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/25/24	Open	548,320	548,837	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	06/25/24	Open	662,865	663,493	Corporate Bonds	Open/Demand
Merrill Lynch International	5.60	06/26/24	07/17/24	479,975	480,348	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	5.65 (b)	06/26/24	Open	140,800	140,800	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	06/27/24	Open	178,863	178,971	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.50	06/28/24	07/17/24	207,805	207,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/28/24	07/17/24	522,560	522,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/28/24	07/17/24	1,981,737	1,982,662	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50	06/28/24	08/01/24	653,410	653,655	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.55	06/28/24	08/01/24	322,481	322,630	Corporate Bonds	31 - 90 Days
BNP Paribas SA	5.68 (b)	06/28/24	Open	419,430	419,629	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.69 (b)	06/28/24	Open	378,789	378,968	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/28/24	Open	304,188	304,331	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/28/24	Open	294,375	294,514	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/28/24	Open	384,090	384,271	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68 (b)	06/28/24	Open	135,788	135,788	Corporate Bonds	Open/Demand
				$ 347,360,430	$ 349,243,265

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	54	09/19/24	$ 6,117	$ 47,160
2-Year U.S. Treasury Note	665	09/30/24	135,805	266,375
				313,535
Short Contracts
10-Year U.S. Treasury Note	311	09/19/24	34,161	(251,623)
U.S. Long Bond	70	09/19/24	8,251	(32,467)
Ultra U.S. Treasury Bond	17	09/19/24	2,118	(7,987)
5-Year U.S. Treasury Note	120	09/30/24	12,782	(78,627)
				(370,704)
				$ (57,169)
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	24,000	USD	25,699	State Street Bank and Trust Co.	07/03/24	$ 5
USD	44,695	EUR	41,279	Morgan Stanley & Co. International PLC	07/17/24	456
USD	272,336	EUR	251,524	Morgan Stanley & Co. International PLC	07/17/24	2,779
USD	8,591,196	EUR	7,980,000	BNP Paribas SA	09/18/24	13,139
USD	320,917	GBP	253,000	Citibank N.A.	09/18/24	917
USD	400,829	GBP	316,000	Citibank N.A.	09/18/24	1,145
USD	266,452	GBP	210,000	HSBC Bank PLC	09/18/24	840
USD	329,893	GBP	260,000	HSBC Bank PLC	09/18/24	1,040
USD	304,303	GBP	240,000	JPMorgan Chase Bank N.A.	09/18/24	746
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	386,719	GBP	305,000	JPMorgan Chase Bank N.A.	09/18/24	$ 949
USD	234,641	GBP	185,000	Standard Chartered Bank	09/18/24	649
USD	298,058	GBP	235,000	Standard Chartered Bank	09/18/24	825
						23,490
USD	25,794	EUR	24,000	State Street Bank and Trust Co.	09/18/24	(5)
						$ 23,485
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	24,430	$ (522,676)	$ (336,379)	$ (186,297)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	4,567	(292,366)	(276,149)	(16,217)
						$ (815,042)	$ (612,528)	$ (202,514)
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 540	$ 487	$ 53
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	30	3,588	4,605	(1,017)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	7	(222)	(1,166)	944
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	4	(134)	(683)	549
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	12	(375)	(1,920)	1,545
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	4	(109)	(572)	463
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	7	(228)	(1,208)	980
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	5	(165)	(859)	694
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	20	2,216	2,640	(424)
Ziggo Bond Company B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	11	580	871	(291)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	2,318	(401,160)	(427,525)	26,365
								$ (395,469)	$ (425,330)	$ 29,861

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	6,500	$ 86,574	$ (959)	$ 87,533
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	12/20/24	USD	1,176	(77)	(348)	271

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	4,824	$ (5,386)	$ (1,429)	$ (3,957)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	1,500	(1,280)	(1,774)	494
									$ 79,831	$ (4,510)	$ 84,341
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (612,528)	$ —	$ (202,514)
OTC Swaps	8,603	(438,443)	119,891	(5,689)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 313,535	$ —	$ 313,535
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	23,490	—	—	23,490
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	40,196	—	—	88,298	—	128,494
	$ —	$ 40,196	$ —	$ 23,490	$ 401,833	$ —	$ 465,519
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 370,704	$ —	$ 370,704
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5	—	—	5
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	202,514	—	—	—	—	202,514
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	435,665	—	—	8,467	—	444,132
	$ —	$ 638,179	$ —	$ 5	$ 379,171	$ —	$ 1,017,355

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,275,696)	$ —	$ (1,275,696)
Forward foreign currency exchange contracts	—	—	—	254,139	—	—	254,139
Options purchased (a)	—	—	—	—	(422)	—	(422)
Options written	—	—	—	—	203	—	203
Swaps	—	(389,554)	—	—	32,769	—	(356,785)
	$ —	$ (389,554)	$ —	$ 254,139	$ (1,243,146)	$ —	$ (1,378,561)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 290,585	$ —	$ 290,585
Forward foreign currency exchange contracts	—	—	—	110,482	—	—	110,482
Swaps	—	216,645	—	—	1,753	—	218,398
	$ —	$ 216,645	$ —	$ 110,482	$ 292,338	$ —	$ 619,465

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 129,097,360
Average notional value of contracts — short	$ 54,584,141
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 11,068,445
Average amounts sold — in USD	$ 12,850
Options:
Average value of option contracts purchased	$ 141
Average value of option contracts written	$ 16
Credit default swaps:
Average notional value — buy protection	$ 30,930,734
Average notional value — sell protection	$ 2,437,197
Total return swaps:
Average notional value	$ 12,750,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 289,031	$ 56,202
Forward foreign currency exchange contracts	23,490	5
Swaps — centrally cleared	4,069	—
Swaps — OTC (a)	128,494	444,132
Total derivative assets and liabilities in the Statements of Assets and Liabilities	445,084	500,339
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(293,100)	(56,202)
Total derivative assets and liabilities subject to an MNA	$ 151,984	$ 444,137

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Bank of America N.A.	$ 1,815	$ (1,457)	$ —	$ —	$ 358
Barclays Bank PLC	5,005	(3,375)	—	—	1,630
BNP Paribas SA	13,139	—	—	—	13,139
Citibank N.A.	2,525	(572)	—	—	1,953
HSBC Bank PLC	1,880	—	—	—	1,880
JPMorgan Chase Bank N.A.	3,215	(1,208)	—	—	2,007
Morgan Stanley & Co. International PLC	122,926	(122,926)	—	—	—
Standard Chartered Bank	1,474	—	—	—	1,474
State Street Bank and Trust Co.	5	(5)	—	—	—
	$ 151,984	$ (129,543)	$ —	$ —	$ 22,441

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities
Bank of America N.A.	$ 1,457	$ (1,457)	$ —	$ —	$ —
Barclays Bank PLC	3,375	(3,375)	—	—	—
Citibank N.A.	572	(572)	—	—	—
JPMorgan Chase Bank N.A.	1,208	(1,208)	—	—	—
Morgan Stanley & Co. International PLC	437,520	(122,926)	—	(314,594)	—
State Street Bank and Trust Co.	5	(5)	—	—	—
	$ 444,137	$ (129,543)	$ —	$ (314,594)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 35,220,698	$ 896,329	$ 36,117,027
Common Stocks	—	273,162	490,907	764,069
Corporate Bonds
Advertising Agencies	—	749,771	—	749,771
Aerospace & Defense	—	14,065,620	—	14,065,620
Air Freight & Logistics	—	27,335	—	27,335
Automobile Components	—	6,126,045	—	6,126,045
Automobiles	—	3,682,760	—	3,682,760
Banks	—	6,371,200	—	6,371,200
Beverages	—	737,568	—	737,568
Biotechnology	—	98,992	—	98,992
Broadline Retail	—	1,542,334	—	1,542,334
Building Materials	—	7,477,450	—	7,477,450
Building Products	—	2,530,334	—	2,530,334
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Capital Markets	$ —	$ 4,176,022	$ —	$ 4,176,022
Chemicals	—	7,718,949	—	7,718,949
Commercial Services & Supplies	110,157	21,642,500	—	21,752,657
Communications Equipment	—	151,277	—	151,277
Construction & Engineering	—	2,461,370	—	2,461,370
Construction Materials	—	887,497	—	887,497
Consumer Finance	—	2,892,124	—	2,892,124
Consumer Staples Distribution & Retail	—	4,577,493	—	4,577,493
Containers & Packaging	—	9,517,924	—	9,517,924
Diversified Consumer Services	—	1,003,919	—	1,003,919
Diversified REITs	—	3,790,505	—	3,790,505
Diversified Telecommunication Services	106,777	21,159,582	—	21,266,359
Electric Utilities	—	5,713,470	—	5,713,470
Electrical Equipment	—	1,036,172	—	1,036,172
Electronic Equipment, Instruments & Components	—	2,170,348	—	2,170,348
Energy Equipment & Services	—	2,771,179	—	2,771,179
Entertainment	—	1,059,712	—	1,059,712
Environmental, Maintenance & Security Service	—	5,784,451	—	5,784,451
Financial Services	—	8,194,105	—	8,194,105
Food Products	—	3,566,245	—	3,566,245
Gas Utilities	—	387,832	—	387,832
Ground Transportation	—	4,896,418	—	4,896,418
Health Care Equipment & Supplies	—	5,600,407	—	5,600,407
Health Care Providers & Services	—	14,103,303	—	14,103,303
Health Care REITs	—	1,992,393	—	1,992,393
Health Care Technology	—	1,991,472	—	1,991,472
Hotel & Resort REITs	—	3,944,309	—	3,944,309
Hotels, Restaurants & Leisure	—	29,002,898	—	29,002,898
Household Durables	—	2,405,077	—	2,405,077
Household Products	—	442,052	—	442,052
Independent Power and Renewable Electricity Producers	—	2,069,862	—	2,069,862
Industrial Conglomerates	—	78,675	—	78,675
Insurance	—	23,478,386	—	23,478,386
Interactive Media & Services	—	357,903	—	357,903
IT Services	—	4,045,504	—	4,045,504
Leisure Products	—	401,286	—	401,286
Machinery	—	6,476,172	—	6,476,172
Marine Transportation	—	102,695	—	102,695
Media	—	23,527,030	—	23,527,030
Metals & Mining	—	11,593,562	—	11,593,562
Mortgage Real Estate Investment Trusts (REITs)	—	172,833	—	172,833
Office REITs	—	333,909	—	333,909
Oil, Gas & Consumable Fuels	—	44,543,989	1,099,543	45,643,532
Passenger Airlines	—	2,767,576	—	2,767,576
Personal Care Products	—	215,137	—	215,137
Pharmaceuticals	—	5,703,774	—	5,703,774
Professional Services	—	1,480,371	—	1,480,371
Real Estate Management & Development	—	910,336	—	910,336
Retail REITs	—	148,906	—	148,906
Semiconductors & Semiconductor Equipment	—	4,978,006	—	4,978,006
Software	—	19,957,456	—	19,957,456
Specialized REITs	—	732,391	—	732,391
Specialty Retail	—	1,416,611	—	1,416,611
Technology Hardware, Storage & Peripherals	—	1,309,183	—	1,309,183
Textiles, Apparel & Luxury Goods	—	313,240	—	313,240
Trading Companies & Distributors	—	343,337	—	343,337
Transportation Infrastructure	—	301,909	—	301,909
Water Utilities	—	856,468	—	856,468
Wireless Telecommunication Services	—	22,360	—	22,360
Fixed Rate Loan Interests	—	1,034,264	510,563	1,544,827
Floating Rate Loan Interests	—	301,807,655	8,585,866	310,393,521
Foreign Agency Obligations	—	2,870,821	—	2,870,821
Investment Companies	6,511,901	—	—	6,511,901

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage-Backed Securities	$ —	$ 17,756,636	$ —	$ 17,756,636
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	29,988,016	—	29,988,016
Preferred Stocks	2,702,754	—	—	2,702,754
U.S. Government Sponsored Agency Securities	—	19,724,134	—	19,724,134
U.S. Treasury Obligations	—	57,115,781	—	57,115,781
Warrants	6,153	—	—	6,153
Short-Term Securities
Money Market Funds	502,236	—	—	502,236
Unfunded Floating Rate Loan Interests (a)	—	120	587	707
	$ 9,939,978	$ 842,880,568	$ 11,583,795	864,404,341
Investments Valued at NAV (b)				701
				$ 864,405,042
Derivative Financial Instruments (c)
Assets
Credit Contracts	$ —	$ 31,593	$ —	$ 31,593
Foreign Currency Exchange Contracts	—	23,490	—	23,490
Interest Rate Contracts	313,535	88,298	—	401,833
Liabilities
Credit Contracts	—	(204,246)	—	(204,246)
Foreign Currency Exchange Contracts	—	(5)	—	(5)
Interest Rate Contracts	(370,704)	(3,957)	—	(374,661)
	$ (57,169)	$ (64,827)	$ —	$ (121,996)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $349,243,265 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 878,506	$ 220,616	$ 1,153,042	$ —	$ 8,429,727	$ — (a)	$ 470	$ 10,682,361
Transfers into Level 3 (b)	—	8	—	—	2,125,220	—	—	2,125,228
Transfers out of Level 3 (c)	—	(92,408)	(25,891)	—	(3,476,804)	—	—	(3,595,103)
Accrued discounts/premiums	(5,858)	—	—	268	18,452	—	—	12,862
Net realized gain (loss)	—	—	—	—	(371,991)	—	—	(371,991)
Net change in unrealized appreciation (depreciation) (d)(e)	23,681	(108,829)	(6,503)	(9,455)	224,352	—	117	123,363
Purchases	—	471,520	—	519,750	6,486,949	—	—	7,478,219
Sales	—	—	(21,105)	—	(4,850,039)	—	—	(4,871,144)
Closing balance, as of June 30, 2024	$ 896,329	$ 490,907	$ 1,099,543	$ 510,563	$ 8,585,866	$ — (a)	$ 587	$ 11,583,795
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (e)	$ 23,681	$ (108,829)	$ (6,503)	(9,455)	$ (174,884)	$ —	$ 117	$ (275,873)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Limited Duration Income Trust (BLW)

(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2022-17A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/21/35 (a)(b)	USD	1,800	$ 1,802,338
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3- mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37 (a)(b)		1,626	1,631,685
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.73%, 04/16/37 (a)(b)		500	501,191
Anchorage Capital CLO Ltd. (a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37		919	919,734
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 9.13%, 04/28/37		250	249,971
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3- mo. CME Term SOFR + 1.16%), 6.49%, 07/18/29 (a)(b)		197	197,144
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3- mo. CME Term SOFR + 1.19%), 6.51%, 07/17/30 (a)(b)		137	136,666
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3- mo. CME Term SOFR + 8.55%), 13.87%, 04/25/35 (a)(b)		380	396,929
Ares XL CLO Ltd., Series 2016-40A, Class A1RR, (3- mo. CME Term SOFR + 1.13%), 6.46%, 01/15/29 (a)(b)		338	338,855
ARES XLVII CLO Ltd., Series 2018-47A, Class A1, (3-mo. CME Term SOFR + 1.18%), 6.51%, 04/15/30 (a)(b)		154	153,938
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 5.76%, 06/25/36 (a)		3,900	2,479,994
Atrium XV (a)(b)
Series 15A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.59%, 01/23/31		550	550,503
Series 15A, Class D1R, 07/16/37 (c)		550	550,000
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.89%, 07/19/34 (a)(b)		250	245,992
Ballyrock CLO Ltd. (a)(b)
Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.59%, 01/20/34		250	251,727
Series 2020-14AR, Class DR, 07/20/37 (c)		250	250,000
Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.08%, 10/20/35		500	518,038
Barings CLO Ltd. (a)(b)
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/30		800	801,993
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.74%, 07/15/34		250	250,641
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. Term SOFR + 0.39%), 5.74%, 11/25/36 (a)		758	741,616
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/20/31 (a)(b)		800	802,370
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/20/31 (a)(b)		500	501,469
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.64%, 07/15/34 (a)(b)		250	250,588
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/22/30 (a)(b)	USD	224	$ 224,825
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/20/30 (a)(b)		2,547	2,548,109
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37 (a)(b)		1,000	1,013,363
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/18/34 (a)(b)		2,500	2,500,004
Carlyle Global Market Strategies CLO Ltd., Series 2015- 1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 6.57%, 07/20/31 (a)(b)		1,341	1,341,169
Carlyle U.S. CLO Ltd. (a)(b)
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/20/31		250	251,079
Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 01/25/35		250	250,802
Carrington Mortgage Loan Trust (a)
Series 2006-FRE2, Class A2, (1 mo. Term SOFR + 0.23%), 5.58%, 10/25/36		2,701	2,111,937
Series 2006-FRE2, Class A5, (1 mo. Term SOFR + 0.19%), 5.54%, 03/25/35		5,567	4,352,760
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32 (a)(b)		500	493,636
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/20/30 (a)(b)		588	588,367
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. Term SOFR + 0.43%), 5.78%, 10/25/36 (a)		3,981	2,554,964
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35 (a)(b)		400	399,970
CIFC Funding Ltd. (a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/27/31		210	210,136
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/17/31		520	519,572
Series 2016-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/21/31		750	749,928
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		700	708,318
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/24/30		317	317,205
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 07/15/36		500	501,266
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.67%, 10/22/35		250	253,358
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 10/22/35		500	517,531
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		319	175,871
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/20/30 (a)(b)		250	250,079
CWABS Trust, Series 2006-26, Class 1A, (1 mo. Term SOFR + 0.25%), 5.60%, 06/25/37 (a)		473	436,173
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 5.58%, 01/15/37 (a)		349	319,604
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/20/30 (a)(b)	USD	188	$ 188,292
Dryden CLO Ltd., Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.20%, 10/15/35 (a)(b)		500	516,148
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/31 (a)(b)		225	225,257
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.49%, 04/15/29 (a)(b)		332	331,907
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.67%, 04/20/35 (a)(b)		415	416,351
Elmwood CLO 22 Ltd, Series 2023-1A, Class E, (3-mo. CME Term SOFR + 7.65%), 12.97%, 04/17/36 (a)(b)		500	516,338
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39 (b)		3,800	3,634,035
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31 (a)(b)		944	944,384
Fremont Home Loan Trust (a)
Series 2006-A, Class 2A3, (1 mo. Term SOFR + 0.43%), 5.78%, 05/25/36		4,008	2,444,788
Series 2006-D, Class 2A3, (1 mo. Term SOFR + 0.26%), 5.61%, 11/25/36		6,030	2,062,497
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.76%, 04/15/36 (a)(b)		300	313,042
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3- mo. CME Term SOFR + 5.51%), 10.84%, 04/20/31 (a)(b)		500	498,778
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/15/31 (a)(b)		367	367,507
Generate CLO Ltd. (a)(b)
Series 2A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.19%, 01/22/31		600	599,983
Series 2A, Class ER, (3-mo. CME Term SOFR + 5.91%), 11.24%, 01/22/31		250	250,169
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/15/30 (a)(b)		258	258,495
GoldenTree Loan Management U.S. CLO Ltd. (a)(b)
Series 2018-3A, Class D, (3-mo. CME Term SOFR + 3.11%), 8.44%, 04/20/30		250	250,631
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 10/20/32		250	250,430
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/20/34		1,000	1,002,496
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. Term SOFR + 0.28%), 5.63%, 04/25/37 (a)		3,170	2,170,047
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3-mo. CME Term SOFR + 5.76%), 11.09%, 07/20/30 (a)(b)		1,000	998,878
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.57%, 03/20/30 (a)(b)		99	98,830
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. Term SOFR + 0.43%), 5.78%, 08/25/36 (a)		4,838	1,885,618
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.83%, 04/18/37 (a)(b)		1,450	1,451,237
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.89%, 04/21/35 (a)(b)	USD	350	$ 366,232
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.84%, 04/19/33 (a)(b)		500	501,432
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 07/21/30 (a)(b)		500	502,712
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/21/30 (a)(b)		250	249,992
Madison Park Funding XXIX Ltd. (a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.59%, 10/18/30		565	568,256
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.29%, 10/18/30		500	501,005
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3-mo. CME Term SOFR + 1.01%), 6.34%, 04/15/29 (a)(b)		184	184,033
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/15/37 (a)(b)		875	879,609
MASTR Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. Term SOFR + 0.41%), 5.76%, 06/25/36 (a)		6,839	2,421,208
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/15/29 (a)(b)		406	406,603
Neuberger Berman CLO XX Ltd. (a)(b)
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/15/34		1,785	1,789,014
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.09%, 07/15/34		710	713,059
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/18/30		217	217,580
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/31		400	399,757
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36		250	251,044
Neuberger Berman Loan Advisers NBLA CLO Ltd. (a)(b)
Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.07%, 10/24/35		550	559,259
Series 2022-52A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.13%, 10/24/35		250	258,669
OCP CLO Ltd. (a)(b)
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.58%, 01/15/33		550	550,385
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.55%, 07/15/30		520	520,298
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 11/20/30		400	400,798
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 07/20/32		500	501,048
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/26/36		950	956,252
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.89%, 07/20/30 (a)(b)		500	495,759

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/15/29 (a)(b)	USD	167	$ 167,047
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/15/29 (a)(b)		168	168,454
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/19/30 (a)(b)		1,909	1,909,964
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31 (a)(b)		250	250,260
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.58%, 02/14/31 (a)(b)		478	478,164
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.34%, 01/22/30 (a)(b)		500	500,108
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR3, (3-mo. CME Term SOFR + 1.33%), 6.66%, 02/20/34 (a)(b)		1,000	1,003,615
OZLM VIII Ltd., Series 2014-8A, Class A1R3, (3-mo. CME Term SOFR + 1.24%), 6.56%, 10/17/29 (a)(b)		333	333,120
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.13%, 01/20/31 (a)(b)		250	247,619
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31 (a)(b)		267	267,617
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 6.49%, 04/20/29		56	56,331
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.39%, 07/20/29		508	508,011
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.38%, 04/15/30		143	143,059
Rad CLO Ltd. (a)(b)
Series 2019-6A, Class E, (3-mo. CME Term SOFR + 7.79%), 13.12%, 01/20/33		500	500,733
Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.62%, 10/20/35		250	258,589
Regatta XI Funding Ltd., Series 2018-1A, Class A, (3- mo. CME Term SOFR + 1.33%), 6.65%, 07/17/31 (a)(b)		195	195,326
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/15/34 (a)(b)		850	851,970
Regatta XXV Funding Ltd., Series 2025, Class E, (3- mo. CME Term SOFR + 8.41%), 13.74%, 07/15/36 (a)(b)		500	524,987
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33 (d)		1,110	1,001,775
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,517	1,418,122
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.44%, 10/15/29 (a)(b)		500	499,807
RR Ltd., Series 2021-16A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.70%, 07/15/36 (a)(b)		1,000	1,000,616
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. Term SOFR + 0.51%), 5.86%, 09/25/47 (a)		3,193	2,953,463
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45 (d)		— (e)	476,649
Security		Par (000)	Value
Asset-Backed Securities (continued)
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35 (b)	USD	229	$ 230,347
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3- mo. CME Term SOFR + 1.21%), 6.54%, 10/26/34 (a)(b)		900	900,140
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53 (b)		221	207,381
Sofi Personal Loan Term
Series 2023-1, Class A, 6.00%, 11/12/30 (b)		290	291,247
Series 2024-1, Class A, 6.06%, 02/12/31 (b)		747	749,271
Series 2024-1, Class R1, 0.00%, 02/12/31		10	456,981
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.65%, 07/20/32 (a)(b)		250	250,200
Stratus Static CLO Ltd., Series 2022-3A, Class DR, (3-mo. CME Term SOFR + 3.60%), 8.92%, 10/20/31 (a)(b)		500	499,961
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		295	297,623
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 6.66%, 01/17/32 (a)(b)		481	481,244
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.18%, 04/23/35 (a)(b)		600	600,491
TCI-Flatiron CLO Ltd. (a)(b)
Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/29/32		645	645,000
Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.42%, 01/17/32		886	886,133
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.52%, 07/15/30 (a)(b)		1,863	1,863,885
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31 (a)(b)		250	250,216
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34 (a)(b)		250	250,504
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/21/34 (a)(b)		1,000	1,004,728
Trestles CLO Ltd. (a)(b)
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32		250	250,352
Series 2017-1A, Class D1RR, 07/25/37 (c)		250	250,000
Trimaran CAVU Ltd. (a)(b)
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 6.76%), 12.09%, 04/23/32		375	375,454
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.40%, 10/22/35		500	513,483
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.44%, 01/20/36		1,100	1,123,966
Series 2022-2A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.13%, 01/20/36		500	520,540
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 07/20/36		500	521,753
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (f)	GBP	31	40,591
Voya CLO Ltd. (a)(b)
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34	USD	1,955	1,955,513
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.74%, 07/15/34		250	250,132
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/15/30 (a)(b)		283	282,777
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1 mo. Term SOFR + 0.35%), 5.70%, 05/25/37 (a)	USD	5,431	$ 4,770,331
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/35 (a)(b)		275	275,035
Total Asset-Backed Securities — 19.8% (Cost: $114,862,099)			110,694,235

	Shares
Common Stocks
Aerospace & Defense — 0.5%
RTX Corp.	25,650	2,575,003
Total Common Stocks — 0.5% (Cost: $1,747,890)		2,575,003

		Par (000)
Corporate Bonds
Advertising Agencies (b) — 0.1%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	USD	744	714,072
Stagwell Global LLC, 5.63%, 08/15/29 (g)		129	119,147
			833,219
Aerospace & Defense — 3.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		360	366,978
Boeing Co., 6.53%, 05/01/34 (b)(g)		1,055	1,080,214
Bombardier, Inc. (b)
7.88%, 04/15/27		71	71,181
6.00%, 02/15/28 (g)		683	675,143
7.50%, 02/01/29		14	14,507
8.75%, 11/15/30 (g)		607	656,035
7.25%, 07/01/31		196	201,237
7.00%, 06/01/32		336	340,667
7.45%, 05/01/34		286	321,247
Embraer Netherlands Finance BV, 7.00%, 07/28/30 (b)		734	765,883
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(g)		864	855,360
Lockheed Martin Corp., 4.09%, 09/15/52 (g)		451	361,161
Northrop Grumman Corp., 3.85%, 04/15/45 (g)		680	529,803
RTX Corp., 3.75%, 11/01/46 (g)		700	523,771
Spirit AeroSystems, Inc. (b)
9.38%, 11/30/29		621	668,592
9.75%, 11/15/30		531	585,755
TransDigm, Inc. (b)(g)
6.75%, 08/15/28		2,710	2,743,127
6.38%, 03/01/29		3,368	3,384,985
7.13%, 12/01/31		1,074	1,106,625
6.63%, 03/01/32		3,402	3,436,222
Triumph Group, Inc., 9.00%, 03/15/28 (b)(g)		1,244	1,304,010
			19,992,503
Air Freight & Logistics — 0.2%
FedEx Corp. (g)
3.90%, 02/01/35		500	444,995
Security		Par (000)	Value
Air Freight & Logistics (continued)
FedEx Corp. (g) (continued)
4.75%, 11/15/45	USD	500	$ 431,054
Rand Parent LLC, 8.50%, 02/15/30 (b)		36	36,447
			912,496
Automobile Components — 1.5%
Aptiv PLC, 4.40%, 10/01/46 (g)		280	218,487
Champions Financing, Inc., 8.75%, 02/15/29 (b)(g)		452	463,514
Clarios Global LP, 6.75%, 05/15/25 (b)		140	139,958
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (f)	EUR	423	450,747
6.25%, 05/15/26 (b)(g)	USD	350	349,651
8.50%, 05/15/27 (b)(g)		3,576	3,596,172
6.75%, 05/15/28 (b)(g)		1,058	1,070,752
Dana Financing Luxembourg SARL, 8.50%, 07/15/31 (f)	EUR	100	116,587
Forvia SE, 3.75%, 06/15/28 (f)		100	103,080
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)	USD	641	649,604
Goodyear Tire & Rubber Co.
5.00%, 07/15/29 (g)		132	122,865
5.63%, 04/30/33		137	123,837
IHO Verwaltungs GmbH, (3.88% PIK), 3.88%, 05/15/27 (f)(h)	EUR	100	105,079
Mahle GmbH, 6.50%, 05/02/31 (f)		100	108,996
Phinia, Inc., 6.75%, 04/15/29 (b)	USD	199	201,953
Schaeffler AG, 4.75%, 08/14/29 (f)	EUR	100	107,791
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	197	179,338
ZF Europe Finance BV, 6.13%, 03/13/29 (f)	EUR	100	113,152
ZF Finance GmbH, 2.00%, 05/06/27 (f)		100	99,930
			8,321,493
Automobiles — 1.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	22	20,844
5.00%, 02/15/32 (b)		168	152,209
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (b)		200	197,062
10.38%, 03/31/29 (f)	GBP	100	125,462
Carvana Co. (b)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	304	332,778
(14.00% PIK), 14.00%, 06/01/31		861	968,577
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		286	295,745
Ford Motor Credit Co. LLC
4.39%, 01/08/26		1,250	1,223,351
7.20%, 06/10/30 (g)		200	210,383
General Motors Co., 6.25%, 10/02/43 (g)		2,194	2,184,845
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30 (a)(f)	EUR	100	105,223
TML Holdings Pte. Ltd., 4.35%, 06/09/26 (f)	USD	200	192,688
Wabash National Corp., 4.50%, 10/15/28 (b)(g)		281	252,850
			6,262,017
Banks — 1.5%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(f)	EUR	100	107,365
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(f)		100	107,277
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31 (a)(f)		100	102,543
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29 (a)(f)		100	118,605
Banco Santander SA, 6.92%, 08/08/33 (g)	USD	400	417,592
Bangkok Bank PCL/Hong Kong
5.50%, 09/21/33 (b)(g)		271	268,837

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bangkok Bank PCL/Hong Kong (continued)
(5-year CMT + 4.73%), 5.00% (a)(f)(i)	USD	505	$ 491,112
Barclays Bank PLC, 1.00%, 02/16/29 (g)(j)		476	493,479
BNP Paribas SA, (5-year CMT + 3.73%), 8.00% (a)(b)(i)		1,000	1,003,728
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13% (a)(f)(i)	EUR	200	212,182
Credit Suisse AG/New York, 5.00%, 07/09/27 (g)	USD	900	892,590
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(g)		815	841,066
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		133	143,072
HSBC Holdings PLC, 4.38%, 11/23/26 (g)		370	360,559
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)		200	198,099
JPMorgan Chase & Co., (3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29 (a)(g)		2,250	2,127,741
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(f)	EUR	100	108,060
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33 (a)(b)(g)	USD	500	478,030
			8,471,937
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (g)		2,160	1,991,433
Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41 (g)		250	175,734
Cidron Aida Finco SARL, 5.00%, 04/01/28 (f)	EUR	100	98,992
Gilead Sciences, Inc., 4.75%, 03/01/46 (g)	USD	700	623,896
			898,622
Broadline Retail — 0.3%
Dufry One BV, 4.75%, 04/18/31 (f)	EUR	100	106,292
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29	USD	55	51,410
8.25%, 08/01/31 (g)		477	497,739
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (b)		155	153,131
Rakuten Group, Inc. (b)
11.25%, 02/15/27		283	302,246
9.75%, 04/15/29		474	488,576
			1,599,394
Building Materials — 1.6%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		258	255,423
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(g)		295	289,217
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	205	227,778
6.38%, 12/15/30 (f)		100	111,111
6.63%, 12/15/30 (b)(g)	USD	3,738	3,767,164
07/15/31 (b)(c)		299	302,737
Jeld-Wen, Inc., 4.63%, 12/15/25 (b)		285	279,940
Masterbrand, Inc., 7.00%, 07/15/32 (b)		188	190,125
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28 (g)		103	97,245
9.75%, 07/15/28		61	62,016
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28 (g)		692	676,060
8.88%, 11/15/31		939	996,209
Standard Industries, Inc.
2.25%, 11/21/26 (f)	EUR	131	132,501
5.00%, 02/15/27 (b)	USD	94	91,374
4.75%, 01/15/28 (b)		6	5,709
4.38%, 07/15/30 (b)(g)		1,068	964,956
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (continued)
3.38%, 01/15/31 (b)	USD	125	$ 105,316
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		40	38,529
7.25%, 01/15/31 (g)		612	633,820
			9,227,230
Building Products — 0.6%
Beacon Roofing Supply, Inc. (b)
4.13%, 05/15/29		122	111,139
6.50%, 08/01/30 (g)		325	327,928
Foundation Building Materials, Inc., 6.00%, 03/01/29 (b)		104	92,294
Lowe ’ s Cos., Inc., 4.65%, 04/15/42 (g)		400	349,081
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (b)		111	109,061
White Cap Buyer LLC, 6.88%, 10/15/28 (b)(g)		1,869	1,803,381
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26 (b)(g)(h)		498	498,011
			3,290,895
Capital Markets — 1.0%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)(g)		315	316,570
Ares Capital Corp. (g)
5.88%, 03/01/29		185	182,336
5.95%, 07/15/29		430	422,716
Aretec Group, Inc., 10.00%, 08/15/30 (b)		130	141,387
Blackstone Private Credit Fund
3.25%, 03/15/27		97	89,550
5.95%, 07/16/29 (b)		181	177,265
6.25%, 01/25/31 (b)(g)		214	212,771
Blue Owl Capital Corp.
3.75%, 07/22/25 (g)		238	232,013
3.40%, 07/15/26		21	19,787
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (b)(g)		196	202,222
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (g)		395	405,864
6.60%, 09/15/29 (b)		145	143,035
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(g)		273	258,933
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		563	558,555
5.25%, 05/15/27 (g)		1,071	1,005,265
9.75%, 01/15/29 (b)		391	405,075
4.38%, 02/01/29 (g)		272	232,571
9.00%, 06/15/30 (b)		260	258,688
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (b)(g)		218	230,428
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(i)		355	357,116
			5,852,147
Chemicals — 1.9%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		358	371,763
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)(g)		245	219,197
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (b)		600	583,395
Braskem Idesa SAPI, 6.99%, 02/20/32 (b)		305	232,105
Chemours Co.
5.38%, 05/15/27		310	294,258
5.75%, 11/15/28 (b)		182	168,031
4.63%, 11/15/29 (b)		309	266,049
Element Solutions, Inc., 3.88%, 09/01/28 (b)(g)		2,001	1,838,939
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
HB Fuller Co., 4.25%, 10/15/28	USD	141	$ 132,896
Herens Holdco SARL, 4.75%, 05/15/28 (b)		471	408,564
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(g)		423	426,350
INEOS Finance PLC, 6.38%, 04/15/29 (f)	EUR	100	110,174
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29 (f)		102	115,655
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(h)	USD	366	299,405
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)		170	160,897
Minerals Technologies, Inc., 5.00%, 07/01/28 (b)		218	206,906
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (f)	EUR	100	114,739
9.75%, 11/15/28 (b)(g)	USD	1,098	1,161,652
7.25%, 06/15/31 (b)		788	783,280
Sherwin-Williams Co., 4.50%, 06/01/47 (g)		310	261,407
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		586	530,689
WR Grace Holdings LLC (b)
4.88%, 06/15/27		177	170,687
5.63%, 08/15/29 (g)		1,638	1,509,737
7.38%, 03/01/31		445	450,991
			10,817,766
Commercial Services & Supplies — 5.1%
ADT Security Corp. (b)
4.13%, 08/01/29		35	31,454
4.88%, 07/15/32		173	158,866
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26 (b)		222	219,142
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		1,477	1,480,843
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)(g)
6.63%, 07/15/26		87	86,737
9.75%, 07/15/27		229	227,602
6.00%, 06/01/29		1,655	1,448,763
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)(g)		1,566	1,426,688
4.63%, 06/01/28 (b)		900	820,876
4.88%, 06/01/28 (f)	GBP	100	113,611
APi Group DE, Inc. (b)
4.13%, 07/15/29	USD	168	152,880
4.75%, 10/15/29		128	119,428
APX Group, Inc., 5.75%, 07/15/29 (b)(g)		342	328,125
Block, Inc.
2.75%, 06/01/26		966	912,481
3.50%, 06/01/31 (g)		207	178,570
6.50%, 05/15/32 (b)(g)		2,980	3,019,902
Boels Topholding BV, 5.75%, 05/15/30 (f)	EUR	100	108,487
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)(g)	USD	1,806	1,883,030
Brink ’ s Co. (b)
6.50%, 06/15/29		208	210,181
6.75%, 06/15/32		313	315,297
DP World Salaam, (5-year CMT + 5.75%), 6.00% (a)(f)(i)		200	198,688
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28 (g)		972	942,399
7.88%, 12/01/30		994	1,039,852
7.00%, 05/01/31		1,307	1,335,307
7.00%, 06/15/32		836	847,826
Garda World Security Corp. (b)
4.63%, 02/15/27		437	417,580
9.50%, 11/01/27		139	139,643
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp. (b) (continued)
7.75%, 02/15/28 (g)	USD	781	$ 795,438
6.00%, 06/01/29		143	130,463
Global Payments, Inc., 1.50%, 03/01/31 (b)(g)(j)		717	656,413
Grand Canyon University, 5.13%, 10/01/28		249	224,551
Herc Holdings, Inc. (b)
5.50%, 07/15/27 (g)		778	765,825
6.63%, 06/15/29		365	370,118
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26 (b)		114	112,989
Loxam SAS, 6.38%, 05/31/29 (f)	EUR	100	110,332
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)(g)	USD	158	147,301
NESCO Holdings II, Inc., 5.50%, 04/15/29 (b)		192	177,836
Prime Security Services Borrower LLC/Prime Finance, Inc. (b)
5.75%, 04/15/26		444	440,627
6.25%, 01/15/28 (g)		268	264,093
Q-Park Holding I BV, 02/15/30 (c)(f)	EUR	100	106,827
Service Corp. International (g)
5.13%, 06/01/29	USD	107	103,969
4.00%, 05/15/31		503	447,960
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26 (b)		759	734,908
Shift4 Payments, Inc., 0.00%, 12/15/25 (j)(k)		219	251,802
Sotheby ’ s, 7.38%, 10/15/27 (b)(g)		1,730	1,444,646
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(g)		690	513,482
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26 (b)(g)		520	508,446
United Rentals North America, Inc.
5.50%, 05/15/27		173	171,668
6.13%, 03/15/34 (b)		231	230,157
Verisure Holding AB, 9.25%, 10/15/27 (f)	EUR	100	113,253
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)	USD	802	828,299
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		257	259,034
7.38%, 10/01/31		412	423,993
			28,498,688
Communications Equipment — 0.0%
CommScope, Inc., 4.75%, 09/01/29 (b)(g)		131	90,693
Construction & Engineering (b) — 0.5%
Arcosa, Inc., 4.38%, 04/15/29		477	442,954
Brand Industrial Services, Inc., 10.38%, 08/01/30 (g)		1,928	2,083,578
Pike Corp., 8.63%, 01/31/31		117	123,940
			2,650,472
Construction Materials (b) — 0.2%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		231	222,908
Gates Corp., 6.88%, 07/01/29		395	401,889
Resideo Funding, Inc., 4.00%, 09/01/29		77	67,865
Velocity Vehicle Group LLC, 8.00%, 06/01/29		171	175,882
			868,544
Consumer Finance — 0.6%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		182	191,194
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (j)		396	420,354
Navient Corp.
5.50%, 03/15/29 (g)		268	244,689
9.38%, 07/25/30		241	253,405
OneMain Finance Corp.
3.50%, 01/15/27 (g)		389	364,472
6.63%, 01/15/28 (g)		285	286,011
9.00%, 01/15/29 (g)		411	433,614

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
5.38%, 11/15/29	USD	93	$ 87,221
7.88%, 03/15/30 (g)		508	523,776
4.00%, 09/15/30		231	198,254
7.50%, 05/15/31		142	143,686
Raymond James Financial, Inc., 4.95%, 07/15/46 (g)		400	359,991
			3,506,667
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		65	62,439
7.50%, 03/15/26		127	128,787
4.63%, 01/15/27		1,035	999,725
5.88%, 02/15/28		348	343,959
6.50%, 02/15/28		128	128,607
3.50%, 03/15/29		309	277,959
4.88%, 02/15/30 (g)		261	246,645
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 (b)		534	517,447
BRF GmbH, 4.35%, 09/29/26 (f)		200	191,380
Lamb Weston Holdings, Inc. (b)(g)
4.13%, 01/31/30		368	334,182
4.38%, 01/31/32		474	422,746
Performance Food Group, Inc., 4.25%, 08/01/29 (b)(g)		383	348,687
Post Holdings, Inc. (b)
4.63%, 04/15/30 (g)		397	364,810
4.50%, 09/15/31		42	37,647
6.25%, 02/15/32		359	359,466
Premier Foods Finance PLC, 3.50%, 10/15/26 (f)	GBP	100	121,773
U.S. Foods, Inc. (b)
6.88%, 09/15/28	USD	185	189,147
4.75%, 02/15/29 (g)		427	405,001
4.63%, 06/01/30		51	47,382
7.25%, 01/15/32 (g)		306	317,564
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		118	106,526
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 (g)		40	33,485
			5,985,364
Containers & Packaging — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27		736	723,210
3.25%, 09/01/28		200	175,720
4.00%, 09/01/29 (g)		2,000	1,692,511
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (f)	EUR	243	215,742
4.13%, 08/15/26 (b)	USD	1,124	975,594
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25 (b)(g)		211	202,385
Clydesdale Acquisition Holdings, Inc. (b)(g)
6.63%, 04/15/29		706	693,881
8.75%, 04/15/30		1,004	982,570
Crown Americas LLC, 5.25%, 04/01/30		31	29,988
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		74	71,303
Graphic Packaging International LLC, 2.63%, 02/01/29 (f)	EUR	195	193,739
LABL, Inc. (b)
6.75%, 07/15/26	USD	92	90,851
5.88%, 11/01/28		299	272,645
9.50%, 11/01/28		567	571,467
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (g)		4,708	4,802,119
Security		Par (000)	Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co. (b) (continued)
9.25%, 04/15/27	USD	80	$ 80,051
OI European Group BV
6.25%, 05/15/28 (b)	EUR	150	166,064
5.25%, 06/01/29 (f)		100	107,469
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	51	50,896
7.25%, 05/15/31 (g)		221	220,616
Sealed Air Corp. (b)
5.00%, 04/15/29		77	73,282
6.50%, 07/15/32		248	246,608
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (b)(g)		110	109,735
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		16	17,475
			12,765,921
Diversified Consumer Services (b) — 0.2%
Match Group Holdings II LLC
5.63%, 02/15/29 (g)		209	200,753
4.13%, 08/01/30		262	231,813
3.63%, 10/01/31 (g)		564	477,723
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		372	321,682
			1,231,971
Diversified REITs — 0.8%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)(g)		268	278,623
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		353	322,444
Iron Mountain U.K. PLC, 3.88%, 11/15/25 (f)	GBP	100	123,393
SBA Communications Corp.
3.13%, 02/01/29 (g)	USD	1,435	1,279,371
3.88%, 02/15/27		73	69,571
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (b)
10.50%, 02/15/28 (g)		1,953	1,912,538
10.50%, 02/15/28		385	377,024
			4,362,964
Diversified Telecommunication Services — 4.8%
Altice Financing SA (b)
9.63%, 07/15/27		667	611,168
5.75%, 08/15/29 (g)		1,398	1,015,028
Altice France SA/France (b)
5.50%, 01/15/28		357	244,505
5.13%, 01/15/29		200	130,499
5.13%, 07/15/29		1,976	1,299,420
AT&T, Inc. (g)
4.65%, 06/01/44		111	94,853
4.75%, 05/15/46		2,545	2,201,101
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		418	369,576
5.63%, 09/15/28		401	323,335
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30 (f)(j)	EUR	100	106,777
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (b)(g)	USD	800	772,121
Frontier Communications Holdings LLC (b)
5.88%, 10/15/27		405	395,405
5.00%, 05/01/28 (g)		1,139	1,073,046
8.75%, 05/15/30 (g)		1,794	1,848,614
8.63%, 03/15/31		331	340,972
GCI LLC, 4.75%, 10/15/28 (b)		136	124,138
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU (b)
6.50%, 10/15/26 (g)	USD	831	$ 827,319
7.00%, 10/15/28 (g)		238	236,008
8.50%, 04/15/31		1,050	1,063,165
iliad SA (f)
5.38%, 06/14/27	EUR	100	108,873
5.63%, 02/15/30		100	109,594
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (f)		117	121,542
Kenbourne Invest SA, 6.88%, 11/26/24 (b)	USD	243	103,275
Level 3 Financing, Inc. (b)
10.50%, 04/15/29 (g)		1,471	1,467,322
4.88%, 06/15/29		690	393,576
11.00%, 11/15/29 (g)		1,462	1,495,984
10.50%, 05/15/30 (g)		1,605	1,589,615
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (f)	EUR	100	109,639
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	260	168,806
4.13%, 04/15/30		260	162,323
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(f)(i)		250	247,375
Sable International Finance Ltd., 5.75%, 09/07/27 (b)(g)		200	192,687
SoftBank Group Corp. (f)
4.50%, 04/20/25	EUR	100	106,961
3.38%, 07/06/29		100	98,527
3.88%, 07/06/32		100	95,850
Telecom Italia Capital SA (b)
6.00%, 09/30/34 (g)	USD	897	848,907
7.20%, 07/18/36		358	368,955
Telecom Italia SpA/Milano, 2.75%, 04/15/25 (f)	EUR	100	105,596
Verizon Communications, Inc. (g)
4.50%, 08/10/33	USD	500	470,056
3.70%, 03/22/61		1,250	881,975
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25 (f)		208	184,080
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (f)	GBP	100	109,281
4.50%, 07/15/31 (f)		100	104,257
4.75%, 07/15/31 (b)(g)	USD	562	473,977
7.75%, 04/15/32 (b)		252	245,811
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (b)		284	267,541
Zayo Group Holdings, Inc. (b)(g)
4.00%, 03/01/27		3,499	2,798,380
6.13%, 03/01/28		703	470,697
			26,978,512
Electric Utilities — 1.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (f)		215	186,384
Clearway Energy Operating LLC, 4.75%, 03/15/28 (b)		53	50,643
Duke Energy Corp., 4.80%, 12/15/45 (g)		1,500	1,294,736
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(i)		40	38,966
Enel Finance International NV, 3.63%, 05/25/27 (b)(g)		1,250	1,193,802
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (f)		211	200,740
NextEra Energy Operating Partners LP (b)
4.25%, 07/15/24		205	204,677
4.25%, 09/15/24		11	10,876
3.88%, 10/15/26		86	81,780
7.25%, 01/15/29		219	224,578
Security		Par (000)	Value
Electric Utilities (continued)
NRG Energy, Inc.
6.63%, 01/15/27	USD	958	$ 956,089
7.00%, 03/15/33 (b)(g)		134	141,451
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		407	376,726
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (f)		157	157,187
Talen Energy Supply LLC, 8.63%, 06/01/30 (b)		174	185,523
TransAlta Corp., 7.75%, 11/15/29		63	65,742
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37 (g)		750	772,920
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(i)		240	242,040
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		480	499,868
6.88%, 04/15/32		507	514,692
6.95%, 10/15/33 (g)		164	175,527
			7,574,947
Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30 (f)	EUR	100	105,914
WESCO Distribution, Inc. (b)
7.25%, 06/15/28 (g)	USD	414	421,427
6.38%, 03/15/29		234	234,845
6.63%, 03/15/32		296	299,116
			1,061,302
Electronic Equipment, Instruments & Components — 0.8%
Coherent Corp., 5.00%, 12/15/29 (b)(g)		610	577,289
Corning, Inc., 4.38%, 11/15/57 (g)		1,915	1,501,988
EquipmentShare.com, Inc., 8.63%, 05/15/32 (b)		122	126,504
Imola Merger Corp., 4.75%, 05/15/29 (b)(g)		582	544,078
Sensata Technologies, Inc. (b)
4.38%, 02/15/30		1,066	979,016
3.75%, 02/15/31		26	22,662
6.63%, 07/15/32		500	503,576
Zebra Technologies Corp., 6.50%, 06/01/32 (b)		154	155,734
			4,410,847
Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		312	313,243
6.25%, 04/01/28 (g)		1,088	1,077,537
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)(g)		685	702,177
Oceaneering International, Inc., 6.00%, 02/01/28		92	90,948
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		637	638,194
7.13%, 03/15/29 (b)(g)		553	557,207
Weatherford International Ltd., 8.63%, 04/30/30 (b)(g)		472	489,104
			3,868,410
Entertainment — 0.4%
Boyne USA, Inc., 4.75%, 05/15/29 (b)(g)		465	433,891
CPUK Finance Ltd., 4.50%, 08/28/27 (f)	GBP	100	117,852
Inter Media and Communication SpA, 6.75%, 02/09/27 (f)	EUR	100	105,489
Live Nation Entertainment, Inc. (b)
4.75%, 10/15/27 (g)	USD	555	531,871
3.75%, 01/15/28		253	235,007
Motion Bondco DAC, 6.63%, 11/15/27 (b)		200	193,715

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Odeon Finco PLC, 12.75%, 11/01/27 (b)	USD	400	$ 419,249
Playtika Holding Corp., 4.25%, 03/15/29 (b)		101	88,623
			2,125,697
Environmental, Maintenance & Security Service — 1.1%
Clean Harbors, Inc. (b)
4.88%, 07/15/27		215	208,106
5.13%, 07/15/29		149	143,125
6.38%, 02/01/31		87	87,227
Covanta Holding Corp.
4.88%, 12/01/29 (b)(g)		181	165,204
5.00%, 09/01/30		91	82,247
GFL Environmental, Inc. (b)
3.75%, 08/01/25 (g)		402	398,389
4.00%, 08/01/28		567	526,975
3.50%, 09/01/28		259	238,764
4.75%, 06/15/29 (g)		483	455,838
4.38%, 08/15/29 (g)		519	478,292
6.75%, 01/15/31		621	633,534
Madison IAQ LLC (b)
4.13%, 06/30/28		320	298,441
5.88%, 06/30/29 (g)		689	641,045
Paprec Holding SA, 7.25%, 11/17/29 (f)	EUR	100	112,452
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)(g)	USD	1,690	1,666,690
			6,136,329
Financial Services — 2.0%
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42 (g)		250	226,502
Blue Owl Credit Income Corp., 6.65%, 03/15/31		430	420,260
Enact Holdings, Inc., 6.25%, 05/28/29 (g)		176	176,052
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		511	510,670
9.13%, 05/15/31		359	349,343
GGAM Finance Ltd. (b)
7.75%, 05/15/26		58	59,184
8.00%, 02/15/27		425	438,992
8.00%, 06/15/28		177	186,425
6.88%, 04/15/29		341	346,967
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24 (b)(h)		295	284,854
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 07/01/34 (b)(c)		195	190,896
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)(g)		285	287,095
Intrum AB, 3.00%, 09/15/27 (f)	EUR	100	68,973
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)(g)	USD	415	382,825
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
4.25%, 02/01/27		220	208,366
4.75%, 06/15/29		85	78,519
07/15/31 (c)		297	299,599
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		303	269,040
Macquarie Airfinance Holdings Ltd. (b)
6.40%, 03/26/29		85	86,438
8.13%, 03/30/29 (g)		327	345,703
6.50%, 03/26/31 (g)		220	226,229
Nationstar Mortgage Holdings, Inc. (b)
5.00%, 02/01/26 (g)		1,902	1,861,607
6.00%, 01/15/27 (g)		101	99,923
5.13%, 12/15/30 (g)		269	246,671
5.75%, 11/15/31		170	159,786
7.13%, 02/01/32 (g)		995	1,000,814
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29	USD	367	$ 378,444
7.13%, 11/15/30		366	364,872
ProGroup AG, 5.13%, 04/15/29 (f)	EUR	100	107,376
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (g)	USD	1,123	1,048,755
3.88%, 03/01/31 (g)		201	175,168
4.00%, 10/15/33		104	87,640
			10,973,988
Food Products — 1.0%
Aramark International Finance SARL, 3.13%, 04/01/25 (f)	EUR	200	211,780
Aramark Services, Inc., 5.00%, 02/01/28 (b)(g)	USD	1,207	1,167,317
B&G Foods, Inc., 09/15/28 (b)(c)		118	119,915
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (f)	GBP	104	131,302
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28	USD	1,233	1,164,456
7.63%, 07/01/29 (g)		1,528	1,573,696
Darling Global Finance BV, 3.63%, 05/15/26 (f)	EUR	156	165,151
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(g)	USD	557	547,680
Fiesta Purchaser, Inc., 7.88%, 03/01/31 (b)		194	200,458
Lion/Polaris Lux 4 SA, 07/01/29 (a)(c)(f)	EUR	100	107,095
			5,388,850
Gas Utilities (b) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28	USD	387	397,238
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		117	105,363
			502,601
Ground Transportation — 1.1%
Brightline East LLC, 11.00%, 01/31/30 (b)(g)		289	263,529
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42 (g)		500	434,785
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		568	565,872
GN Bondco LLC, 9.50%, 10/15/31 (b)(g)		245	228,359
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)(g)		1,717	1,693,050
Uber Technologies, Inc.
0.00%, 12/15/25 (g)(j)(k)		215	230,480
8.00%, 11/01/26 (b)(g)		363	366,148
7.50%, 09/15/27 (b)(g)		545	555,692
6.25%, 01/15/28 (b)		196	196,230
4.50%, 08/15/29 (b)(g)		760	724,120
Series 2028, 0.88%, 12/01/28 (b)(j)		771	916,719
Union Pacific Corp., 3.20%, 05/20/41		275	207,766
			6,382,750
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25 (f)	EUR	300	314,085
4.63%, 07/15/28 (b)(g)	USD	1,050	999,179
3.88%, 11/01/29 (b)		31	28,190
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (b)(g)		1,581	1,618,549
Medline Borrower LP (b)
3.88%, 04/01/29		888	817,768
5.25%, 10/01/29 (g)		1,866	1,780,774
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		770	778,715
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		254	274,216
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		259	259,384
			6,870,860
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services — 2.8%
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)	USD	442	$ 419,589
Catalent Pharma Solutions, Inc. (b)
5.00%, 07/15/27 (g)		683	669,720
3.13%, 02/15/29		313	299,567
3.50%, 04/01/30		453	433,651
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		55	49,054
CHS/Community Health Systems, Inc. (b)
5.63%, 03/15/27 (g)		774	720,754
6.00%, 01/15/29 (g)		769	678,648
5.25%, 05/15/30 (g)		1,146	944,868
4.75%, 02/15/31 (g)		696	547,216
10.88%, 01/15/32		753	783,712
Concentra Escrow Issuer Corp., 07/15/32 (b)(c)		330	334,343
Encompass Health Corp.
4.75%, 02/01/30 (g)		380	355,565
4.63%, 04/01/31		303	278,069
Ephios Subco 3 SARL, 7.88%, 01/31/31 (f)	EUR	100	113,866
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(g)	USD	254	252,371
HealthEquity, Inc., 4.50%, 10/01/29 (b)		988	923,464
IQVIA, Inc. (b)
5.00%, 10/15/26 (g)		348	341,448
6.50%, 05/15/30		274	278,121
LifePoint Health, Inc. (b)
9.88%, 08/15/30 (g)		445	474,559
11.00%, 10/15/30 (g)		653	719,454
10.00%, 06/01/32		359	367,046
Molina Healthcare, Inc. (b)
4.38%, 06/15/28		59	55,533
3.88%, 11/15/30		321	285,371
3.88%, 05/15/32 (g)		213	184,564
Northwell Healthcare, Inc., 4.26%, 11/01/47 (g)		686	555,150
Star Parent, Inc., 9.00%, 10/01/30 (b)(g)		1,325	1,391,113
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(g)		826	834,372
Tenet Healthcare Corp.
6.13%, 06/15/30		320	317,839
6.75%, 05/15/31 (g)		1,097	1,113,469
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(g)		333	327,935
UnitedHealth Group, Inc., 4.38%, 03/15/42 (g)		750	656,658
			15,707,089
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	382	413,857
5.25%, 08/01/26	USD	72	65,429
5.00%, 10/15/27		58	47,903
4.63%, 08/01/29 (g)		208	150,969
3.50%, 03/15/31		1,185	772,165
			1,450,323
Health Care Technology — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(g)		2,808	2,585,323
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		295	298,518
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		17	16,367
7.25%, 07/15/28 (b)		356	368,131
4.50%, 02/15/29 (b)		142	133,169
Security		Par (000)	Value
Hotel & Resort REITs (continued)
RHP Hotel Properties LP/RHP Finance Corp. (continued)
6.50%, 04/01/32 (b)	USD	1,034	$ 1,034,075
Service Properties Trust
8.63%, 11/15/31 (b)(g)		1,536	1,600,994
8.88%, 06/15/32		604	563,372
			4,014,626
Hotels, Restaurants & Leisure — 6.4%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30 (a)(f)	EUR	100	107,566
Boyd Gaming Corp., 4.75%, 06/15/31 (b)(g)	USD	269	243,796
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		69	64,625
4.38%, 01/15/28 (g)		157	148,078
4.00%, 10/15/30		771	678,711
Caesars Entertainment, Inc. (b)(g)
8.13%, 07/01/27		1,337	1,364,184
4.63%, 10/15/29		184	168,686
7.00%, 02/15/30		2,112	2,157,790
6.50%, 02/15/32		892	896,374
Carnival Corp. (b)
7.63%, 03/01/26		197	198,947
5.75%, 03/01/27		1,024	1,011,633
4.00%, 08/01/28 (g)		449	421,358
6.00%, 05/01/29 (g)		1,119	1,105,370
7.00%, 08/15/29		148	153,415
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)(g)		3,535	3,826,934
Churchill Downs, Inc. (b)
5.50%, 04/01/27 (g)		527	518,518
4.75%, 01/15/28		618	590,279
5.75%, 04/01/30		1,073	1,042,242
6.75%, 05/01/31 (g)		504	506,729
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.37%, 07/31/28 (a)(f)	EUR	100	108,166
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29	USD	412	375,192
6.75%, 01/15/30 (g)		172	151,043
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29 (b)		224	225,418
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29 (b)(g)		139	127,457
4.88%, 01/15/30 (g)		450	431,899
4.00%, 05/01/31 (b)(g)		302	270,322
3.63%, 02/15/32 (b)		3	2,596
6.13%, 04/01/32 (b)(g)		266	267,290
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (b)		305	306,428
Life Time, Inc. (b)
5.75%, 01/15/26		435	433,083
8.00%, 04/15/26 (g)		336	339,952
Light & Wonder International, Inc. (b)
7.00%, 05/15/28		190	190,982
7.25%, 11/15/29		213	217,538
7.50%, 09/01/31		272	281,036
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		147	151,125
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		275	271,550

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.79%, 12/15/30 (a)(f)	EUR	100	$ 108,436
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)	USD	353	332,375
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (b)		400	392,000
5.75%, 07/21/28 (b)		200	187,000
5.38%, 12/04/29 (b)		390	350,218
5.38%, 12/04/29 (f)		250	224,499
7.63%, 04/17/32 (b)		344	341,420
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)		392	399,393
Merlin Entertainments Ltd., 5.75%, 06/15/26 (b)		600	591,123
MGM China Holdings Ltd.
5.88%, 05/15/26 (f)		250	247,109
4.75%, 02/01/27 (b)		200	190,600
7.13%, 06/26/31 (b)		200	201,020
NCL Corp. Ltd. (b)
5.88%, 03/15/26 (g)		360	355,904
8.38%, 02/01/28		173	180,775
8.13%, 01/15/29		159	166,593
7.75%, 02/15/29		80	83,176
NCL Finance Ltd., 6.13%, 03/15/28 (b)(g)		333	328,849
Ontario Gaming GTA LP, 8.00%, 08/01/30 (b)		366	375,608
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		148	106,434
5.88%, 09/01/31		148	100,652
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		185	199,807
Royal Caribbean Cruises Ltd. (b)
4.25%, 07/01/26		92	89,037
5.38%, 07/15/27 (g)		173	170,340
5.50%, 04/01/28		152	150,061
9.25%, 01/15/29 (g)		247	263,688
7.25%, 01/15/30		279	288,881
6.25%, 03/15/32 (g)		440	443,696
Sabre GLBL, Inc. (b)
8.63%, 06/01/27 (g)		744	685,422
11.25%, 12/15/27		34	33,051
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		280	272,949
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)(g)		1,141	1,161,666
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)(g)		1,100	1,117,860
Station Casinos LLC (b)
4.63%, 12/01/31		354	315,521
6.63%, 03/15/32		254	252,752
TUI AG, 5.88%, 03/15/29 (f)	EUR	100	108,701
Vail Resorts, Inc., 6.50%, 05/15/32 (b)(g)	USD	479	484,728
Viking Cruises Ltd. (b)
5.88%, 09/15/27 (g)		308	304,813
7.00%, 02/15/29		66	66,352
9.13%, 07/15/31		931	1,008,333
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		206	201,377
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (b)		2	1,951
Wynn Macau Ltd.
5.50%, 01/15/26 (b)		200	195,817
5.50%, 01/15/26 (f)		200	195,817
5.63%, 08/26/28 (b)		963	901,368
5.13%, 12/15/29 (b)		610	551,097
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)(g)
5.13%, 10/01/29	USD	1,011	$ 961,526
7.13%, 02/15/31		617	639,782
Yum! Brands, Inc., 4.75%, 01/15/30 (b)		219	208,589
			35,894,478
Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (b)		185	165,346
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		116	115,758
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
5.00%, 06/15/29		266	242,951
4.88%, 02/15/30		476	425,771
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		151	154,611
Empire Communities Corp., 9.75%, 05/01/29 (b)		103	104,803
LG Electronics, Inc., 5.63%, 04/24/27 (b)(g)		200	200,625
LGI Homes, Inc., 8.75%, 12/15/28 (b)		116	120,826
Meritage Homes Corp., 1.75%, 05/15/28 (b)(j)		35	34,755
New Home Co., Inc., 9.25%, 10/01/29 (b)		296	296,722
Scotts Miracle-Gro Co.
4.50%, 10/15/29		115	105,117
4.38%, 02/01/32		32	27,567
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		158	164,905
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (b)		75	71,820
Tempur Sealy International, Inc., 3.88%, 10/15/31 (b)		66	55,169
			2,286,746
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28		20	19,452
4.13%, 10/15/30 (g)		244	217,459
Kronos Acquisition Holdings, Inc., 06/30/31 (b)(c)		78	78,078
Spectrum Brands, Inc. (b)
3.38%, 06/01/29 (j)		251	241,713
3.88%, 03/15/31		19	15,879
			572,581
Independent Power and Renewable Electricity Producers (b) — 0.3%
Calpine Corp.
5.25%, 06/01/26		195	192,841
5.13%, 03/15/28 (g)		1,281	1,232,000
5.00%, 02/01/31		120	111,995
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28 (h)		176	68,854
			1,605,690
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 5.63%, 07/01/27 (b)		84	82,609
Insurance — 5.5%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30 (b)		355	355,246
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27 (g)		2,168	2,029,970
6.75%, 10/15/27 (g)		2,087	2,058,532
6.75%, 04/15/28 (g)		491	491,779
5.88%, 11/01/29 (g)		1,707	1,597,319
7.00%, 01/15/31		1,276	1,289,046
AmWINS Group, Inc. (b)
6.38%, 02/15/29		182	182,496
4.88%, 06/30/29		232	215,822
Ardonagh Finco Ltd.
6.88%, 02/15/31 (f)	EUR	200	208,480
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Ardonagh Finco Ltd. (continued)
7.75%, 02/15/31 (b)	USD	915	$ 904,536
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		819	799,926
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		504	505,901
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38% (a)(f)(i)	EUR	100	109,394
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31 (b)	USD	103	104,197
FWD Group Holdings Ltd., 8.40%, 04/05/29 (f)		230	235,031
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31 (g)		2,253	2,236,158
8.13%, 02/15/32		1,048	1,041,183
HUB International Ltd. (b)(g)
7.25%, 06/15/30		4,488	4,600,788
7.38%, 01/31/32		5,280	5,354,353
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		711	741,482
10.50%, 12/15/30		335	359,740
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)(g)		3,748	3,790,855
Ryan Specialty LLC, 4.38%, 02/01/30 (b)		163	150,964
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (b)(g)		700	556,875
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 (f)	EUR	100	105,451
USI, Inc./New York, 7.50%, 01/15/32 (b)(g)	USD	611	620,559
			30,646,083
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28 (b)		514	456,482
IT Services — 0.9%
CA Magnum Holdings, 5.38%, 10/31/26 (b)		488	466,803
Camelot Finance SA, 4.50%, 11/01/26 (b)		519	501,724
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(g)		589	598,038
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)(g)		711	707,487
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (f)	EUR	100	110,417
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)(g)	USD	770	788,903
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27 (b)		9	8,812
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		210	213,247
KBR, Inc., 4.75%, 09/30/28 (b)		306	284,580
Science Applications International Corp., 4.88%, 04/01/28 (b)		377	359,779
Twilio, Inc.
3.63%, 03/15/29		206	185,295
3.88%, 03/15/31		630	554,075
			4,779,160
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28 (b)		44	45,596
Amer Sports Co., 6.75%, 02/16/31 (b)(g)		389	386,511
Mattel, Inc., 6.20%, 10/01/40		99	97,583
			529,690
Machinery — 1.4%
Chart Industries, Inc. (b)
7.50%, 01/01/30 (g)		876	905,229
9.50%, 01/01/31		102	110,513
Esab Corp., 6.25%, 04/15/29 (b)		350	352,099
Security		Par (000)	Value
Machinery (continued)
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (b)	USD	170	$ 125,301
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)		1,016	1,052,082
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.65%, 04/15/29 (a)(f)	EUR	100	107,888
OT Merger Corp., 7.88%, 10/15/29 (b)	USD	147	66,150
Terex Corp., 5.00%, 05/15/29 (b)		421	399,485
TK Elevator Holdco GmbH
6.63%, 07/15/28 (f)	EUR	167	172,599
7.63%, 07/15/28 (b)	USD	752	746,264
TK Elevator Midco GmbH, 4.38%, 07/15/27 (f)	EUR	372	383,992
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)(g)	USD	2,566	2,487,265
Vertiv Group Corp., 4.13%, 11/15/28 (b)(g)		847	790,989
			7,699,856
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28 (b)		100	102,695
Media — 5.2%
Banijay Entertainment SASU, 8.13%, 05/01/29 (b)		200	204,540
Cable One, Inc.
0.00%, 03/15/26 (j)(k)		114	99,750
1.13%, 03/15/28 (j)		1,006	746,733
4.00%, 11/15/30 (b)		24	17,912
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.13%, 05/01/27 (g)		711	682,664
5.38%, 06/01/29		76	69,142
6.38%, 09/01/29 (g)		1,472	1,399,179
4.75%, 03/01/30 (g)		315	272,830
4.25%, 02/01/31 (g)		941	768,271
7.38%, 03/01/31 (g)		2,710	2,672,074
4.75%, 02/01/32		209	171,165
4.25%, 01/15/34 (g)		578	438,735
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (g)		3,000	2,740,141
Clear Channel Outdoor Holdings, Inc. (b)(g)
5.13%, 08/15/27		586	559,621
7.75%, 04/15/28		319	279,126
9.00%, 09/15/28		2,037	2,132,649
7.50%, 06/01/29		862	720,305
7.88%, 04/01/30		865	870,662
CMG Media Corp., 8.88%, 12/15/27 (b)		409	233,268
CSC Holdings LLC (b)(g)
11.25%, 05/15/28		1,200	1,045,063
11.75%, 01/31/29		1,200	1,023,425
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)(g)		1,274	1,198,307
DISH DBS Corp. (b)
5.25%, 12/01/26		1,285	1,013,598
5.75%, 12/01/28		65	45,065
DISH Network Corp., 11.75%, 11/15/27 (b)		1,243	1,218,761
Gray Television, Inc. (b)
7.00%, 05/15/27 (g)		383	352,630
10.50%, 07/15/29		537	539,889
Lamar Media Corp., 4.00%, 02/15/30		53	48,050
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		580	543,190
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (b)		209	200,640
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27 (g)		982	950,594

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. (b) (continued)
4.25%, 01/15/29 (g)	USD	326	$ 297,253
4.63%, 03/15/30		122	109,854
7.38%, 02/15/31		387	402,754
Pinewood Finco PLC, 6.00%, 03/27/30 (f)	GBP	100	124,198
Radiate Holdco LLC/Radiate Finance, Inc. (b)
4.50%, 09/15/26	USD	421	320,798
6.50%, 09/15/28		352	174,453
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		58	54,569
5.00%, 08/01/27		951	910,317
4.00%, 07/15/28		96	86,722
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)(g)		794	720,964
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29 (f)(h)	EUR	100	79,518
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)	USD	400	378,921
Univision Communications, Inc. (b)
6.63%, 06/01/27 (g)		322	308,264
8.00%, 08/15/28 (g)		959	935,244
8.50%, 07/31/31		600	582,804
VZ Secured Financing BV, 3.50%, 01/15/32 (f)	EUR	100	93,570
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)	USD	295	250,651
Ziggo BV, 4.88%, 01/15/30 (b)(g)		217	192,915
			29,281,748
Metals & Mining — 3.2%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24 (f)		250	249,357
Advanced Drainage Systems, Inc. (b)
5.00%, 09/30/27		306	299,166
6.38%, 06/15/30		522	523,887
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (g)		200	175,062
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		312	327,412
11.50%, 10/01/31 (g)		1,113	1,245,471
ATI, Inc.
5.88%, 12/01/27 (g)		157	154,910
4.88%, 10/01/29		129	120,586
7.25%, 08/15/30 (g)		634	654,451
5.13%, 10/01/31		350	323,516
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42 (g)		250	211,554
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)(g)		1,674	1,677,726
Carpenter Technology Corp., 7.63%, 03/15/30 (g)		463	476,669
Constellium SE
4.25%, 02/15/26 (f)	EUR	100	106,452
5.88%, 02/15/26 (b)	USD	1,193	1,186,761
5.63%, 06/15/28 (b)		250	244,680
3.75%, 04/15/29 (b)(g)		2,013	1,825,040
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		794	830,722
Kaiser Aluminum Corp. (b)(g)
4.63%, 03/01/28		351	328,418
4.50%, 06/01/31		1,094	968,784
Metinvest BV, 7.65%, 10/01/27 (f)		200	138,158
New Gold, Inc., 7.50%, 07/15/27 (b)		961	967,133
Novelis Corp. (b)(g)
3.25%, 11/15/26		1,113	1,047,338
4.75%, 01/30/30		1,100	1,020,475
3.88%, 08/15/31		1,372	1,187,854
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (f)	EUR	300	302,008
Rio Tinto Finance USA PLC, 4.75%, 03/22/42 (g)	USD	400	369,313
Security		Par (000)	Value
Metals & Mining (continued)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)	USD	155	$ 142,637
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31 (f)(h)		74	68,842
Vale Overseas Ltd., 6.40%, 06/28/54		55	54,434
Vallourec SACA, 7.50%, 04/15/32 (b)		417	431,809
Vedanta Resources Finance II PLC, 13.88%, 01/21/27 (f)		94	92,561
			17,753,186
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29 (b)		226	228,423
Oil, Gas & Consumable Fuels — 11.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (b)		865	874,456
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.75%, 01/15/28		75	73,731
5.38%, 06/15/29		263	254,941
6.63%, 02/01/32		383	386,446
Apache Corp., 4.75%, 04/15/43 (g)		800	640,005
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		510	631,495
8.25%, 12/31/28 (g)		1,043	1,068,550
Baytex Energy Corp., 8.50%, 04/30/30 (b)		232	242,626
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		296	301,443
7.25%, 07/15/32		238	244,699
Borr IHC Ltd./Borr Finance LLC (b)
10.00%, 11/15/28 (g)		207	215,269
10.38%, 11/15/30		249	260,078
Buckeye Partners LP
4.13%, 03/01/25 (b)		232	228,862
6.88%, 07/01/29 (b)		129	129,482
5.85%, 11/15/43		182	156,189
5.60%, 10/15/44		117	92,199
Chesapeake Energy Corp., 5.88%, 02/01/29 (b)		53	52,467
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		666	686,455
Civitas Resources, Inc. (b)(g)
8.38%, 07/01/28		711	745,006
8.63%, 11/01/30		370	396,721
8.75%, 07/01/31		910	974,565
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		124	111,744
CNX Resources Corp., 7.38%, 01/15/31 (b)		127	129,847
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (g)		498	482,621
6.75%, 03/01/29		180	173,056
5.88%, 01/15/30		1,195	1,111,971
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)(g)		2,219	2,103,448
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (g)		551	561,574
7.38%, 01/15/33		507	508,093
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		290	304,403
DT Midstream, Inc. (b)(g)
4.13%, 06/15/29		415	383,396
4.38%, 06/15/31		527	480,004
Ecopetrol SA, 8.38%, 01/19/36		90	88,335
Empresa Nacional del Petroleo, 6.15%, 05/10/33 (b)		200	199,600
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78 (g)	USD	1,865	$ 1,788,327
(5-year CMT + 4.43%), 8.50%, 01/15/84		257	277,054
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80 (g)		690	651,120
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		299	311,765
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28 (b)		567	572,328
Energean Israel Finance Ltd., 8.50%, 09/30/33 (b)(f)		161	151,976
Energy Transfer LP
6.13%, 12/15/45 (g)		500	490,205
5.30%, 04/15/47 (g)		350	309,140
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)(g)		829	867,127
Series H, (5-year CMT + 5.69%), 6.50% (a)(i)		581	573,070
Enterprise Products Operating LLC, (3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78 (a)		420	392,284
EQM Midstream Partners LP (b)
4.50%, 01/15/29		34	32,086
6.38%, 04/01/29		452	456,568
7.50%, 06/01/30		108	115,256
4.75%, 01/15/31 (g)		804	751,776
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b)		74	78,349
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (g)		227	229,410
8.25%, 01/15/29		431	444,938
8.88%, 04/15/30 (g)		262	275,603
7.88%, 05/15/32		484	488,613
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		287	291,404
Hess Corp., 4.30%, 04/01/27 (g)		750	731,278
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		339	343,665
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		188	185,677
5.75%, 02/01/29		281	271,915
6.00%, 04/15/30		28	27,047
8.38%, 11/01/33		792	844,080
6.88%, 05/15/34		446	441,177
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		343	362,938
7.38%, 07/15/32		415	421,455
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 (f)		200	195,875
Impulsora Pipeline LLC, 6.05%, 01/01/43 (a)(d)		1,480	1,246,149
ITT Holdings LLC, 6.50%, 08/01/29 (b)(g)		437	395,925
Kinetik Holdings LP (b)
6.63%, 12/15/28		76	77,213
5.88%, 06/15/30 (g)		285	280,842
Matador Resources Co. (b)
6.88%, 04/15/28 (g)		332	336,992
6.50%, 04/15/32		399	399,030
Medco Bell Pte. Ltd., 6.38%, 01/30/27 (f)		250	245,703
MPLX LP, 4.25%, 12/01/27 (g)		235	227,391
Murphy Oil Corp., 5.88%, 12/01/42		35	31,038
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(g)		305	291,032
Nabors Industries, Inc. (b)
7.38%, 05/15/27		160	162,751
9.13%, 01/31/30		246	254,840
New Fortress Energy, Inc. (b)(g)
6.75%, 09/15/25		157	152,407
8.75%, 03/15/29		740	675,522
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29 (g)		675	687,765
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp. (b) (continued)
8.38%, 02/15/32	USD	1,365	$ 1,386,014
Noble Finance II LLC, 8.00%, 04/15/30 (b)		402	418,368
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)(g)		1,528	1,545,244
3.63%, 04/15/29 (j)		201	231,351
8.75%, 06/15/31 (b)		408	428,108
Northriver Midstream Finance LP, 07/15/32 (b)(c)		227	227,397
NuStar Logistics LP, 6.00%, 06/01/26		182	181,718
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 (g)		135	142,993
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		271	277,430
Permian Resources Operating LLC (b)
8.00%, 04/15/27 (g)		352	359,899
5.88%, 07/01/29 (g)		528	519,915
9.88%, 07/15/31		402	444,976
7.00%, 01/15/32 (g)		431	442,752
Petroleos Mexicanos
8.75%, 06/02/29		146	143,139
5.95%, 01/28/31 (g)		183	147,086
6.70%, 02/16/32		44	36,813
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 07/03/36 (b)(c)		60	59,861
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		253	260,752
Precision Drilling Corp., 6.88%, 01/15/29 (b)		16	15,828
Rockcliff Energy II LLC, 5.50%, 10/15/29 (b)		263	246,182
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		66	62,132
Saturn Oil & Gas, Inc., 9.63%, 06/15/29 (b)		266	268,487
Seadrill Finance Ltd., 8.38%, 08/01/30 (b)		200	209,036
Shell International Finance BV, 4.38%, 05/11/45 (g)		450	383,598
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		510	527,325
SM Energy Co.
6.75%, 09/15/26 (g)		221	221,073
6.50%, 07/15/28		54	53,536
Southwestern Energy Co.
5.38%, 02/01/29		260	252,722
4.75%, 02/01/32		6	5,520
Suncor Energy, Inc., 6.50%, 06/15/38 (g)		800	837,782
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		147	146,360
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
6.00%, 03/01/27		53	52,237
5.50%, 01/15/28		126	120,549
7.38%, 02/15/29		621	624,035
6.00%, 12/31/30		13	12,112
6.00%, 09/01/31		168	157,004
Talos Production, Inc. (b)
9.00%, 02/01/29		242	253,990
9.38%, 02/01/31		202	213,274
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		169	171,630
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		228	235,316
Transocean, Inc. (b)
8.00%, 02/01/27		426	424,524
8.25%, 05/15/29		882	884,187
8.75%, 02/15/30 (g)		1,148	1,205,680
8.50%, 05/15/31		1,122	1,122,481
Valaris Ltd., 8.38%, 04/30/30 (b)		1,072	1,109,781
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29		1,025	933,508
4.13%, 08/15/31		157	140,886
3.88%, 11/01/33		822	700,432

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc. (b)
8.13%, 06/01/28	USD	674	$ 694,366
9.50%, 02/01/29 (g)		2,895	3,170,304
8.38%, 06/01/31 (g)		1,809	1,876,351
9.88%, 02/01/32 (g)		1,932	2,102,837
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		204	200,497
Vital Energy, Inc. (g)
9.75%, 10/15/30		427	466,237
7.88%, 04/15/32 (b)		775	787,857
YPF SA, 9.50%, 01/17/31 (b)		105	106,680
			62,382,035
Passenger Airlines — 0.7%
Air Canada, 3.88%, 08/15/26 (b)		582	553,594
Air France-KLM, 4.63%, 05/23/29 (f)	EUR	100	105,468
American Airlines, Inc., 8.50%, 05/15/29 (b)(g)	USD	574	596,367
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)		973	947,002
Finnair OYJ, 4.75%, 05/24/29 (f)	EUR	100	105,390
United Airlines, Inc. (b)(g)
4.38%, 04/15/26	USD	580	560,284
4.63%, 04/15/29		1,136	1,057,969
			3,926,074
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (b)(g)		275	279,070
Pharmaceuticals — 1.5%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		332	319,243
AbbVie, Inc. (g)
4.75%, 03/15/45		500	453,839
4.45%, 05/14/46		1,000	867,998
Bausch Health Cos., Inc., 11.00%, 09/30/28 (b)		124	110,360
Becton Dickinson & Co., 4.69%, 12/15/44 (g)		600	528,624
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27 (f)	EUR	100	102,468
CVS Health Corp., 5.05%, 03/25/48 (g)	USD	1,110	956,384
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(g)		408	421,047
Grifols SA, 2.25%, 11/15/27 (f)	EUR	214	205,119
Jazz Securities DAC, 4.38%, 01/15/29 (b)(g)	USD	200	185,672
Option Care Health, Inc., 4.38%, 10/31/29 (b)(g)		314	288,224
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)(g)
4.13%, 04/30/28		800	742,957
7.88%, 05/15/34		280	287,701
Rossini SARL, 6.75%, 10/30/25 (f)	EUR	166	178,013
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	118,501
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	200,625
3.15%, 10/01/26 (g)		740	695,600
4.75%, 05/09/27		200	192,875
6.75%, 03/01/28		200	204,270
7.88%, 09/15/29		200	214,937
8.13%, 09/15/31 (g)		200	221,812
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 (g)		650	630,235
			8,126,504
Professional Services (b)(g) — 0.3%
CoreLogic, Inc., 4.50%, 05/01/28		1,225	1,111,563
Dun & Bradstreet Corp., 5.00%, 12/15/29		826	767,213
			1,878,776
Security		Par (000)	Value
Real Estate Management & Development — 0.2%
Agps Bondco PLC, 5.50%, 11/13/26 (f)	EUR	200	$ 69,826
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)	USD	317	258,839
Series AI, 7.00%, 04/15/30		348	284,557
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		372	391,361
Fantasia Holdings Group Co. Ltd. (f)
11.75%, 04/17/22		430	4,300
12.25%, 10/18/22		200	2,700
11.88%, 06/01/23		200	2,700
9.25%, 07/28/23		400	4,600
			1,018,883
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)		204	189,855
Semiconductors & Semiconductor Equipment — 0.7%
ams-OSRAM AG, 10.50%, 03/30/29 (f)	EUR	100	112,048
Broadcom, Inc., 4.15%, 04/15/32 (b)(g)	USD	1,000	922,631
Entegris, Inc., 4.75%, 04/15/29 (b)(g)		1,159	1,108,882
Foundry JV Holdco LLC (b)(g)
6.25%, 01/25/35		590	602,509
6.40%, 01/25/38		325	334,977
QUALCOMM, Inc., 4.65%, 05/20/35 (g)		400	389,179
Synaptics, Inc., 4.00%, 06/15/29 (b)		216	195,721
			3,665,947
Software — 4.3%
Boxer Parent Co., Inc.
6.50%, 10/02/25 (f)	EUR	100	107,095
7.13%, 10/02/25 (b)(g)	USD	761	761,575
9.13%, 03/01/26 (b)		735	735,571
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		637	657,829
Clarivate Science Holdings Corp. (b)(g)
3.88%, 07/01/28		1,664	1,545,485
4.88%, 07/01/29		1,125	1,044,070
Cloud Software Group, Inc. (b)(g)
6.50%, 03/31/29		4,147	3,982,425
9.00%, 09/30/29		2,086	2,023,880
8.25%, 06/30/32		2,528	2,576,654
Dye & Durham Ltd., 8.63%, 04/15/29 (b)		152	154,192
Elastic NV, 4.13%, 07/15/29 (b)		481	439,183
Fair Isaac Corp., 4.00%, 06/15/28 (b)		112	104,765
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (b)		200	178,581
7.88%, 05/01/29 (f)	EUR	100	107,205
8.75%, 05/01/29 (b)	USD	217	220,952
ION Trading Technologies SARL, 9.50%, 05/30/29 (b)		200	203,710
McAfee Corp., 7.38%, 02/15/30 (b)(g)		851	786,199
MicroStrategy, Inc., 6.13%, 06/15/28 (b)(g)		638	618,387
Oracle Corp., 3.60%, 04/01/50 (g)		250	174,968
SS&C Technologies, Inc. (b)
5.50%, 09/30/27 (g)		1,509	1,485,921
6.50%, 06/01/32		933	941,114
UKG, Inc., 6.88%, 02/01/31 (b)(g)		3,828	3,875,965
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)(g)		1,599	1,451,917
			24,177,643
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialized REITs — 0.3%
American Tower Corp., 2.30%, 09/15/31 (g)	USD	1,000	$ 815,861
Iron Mountain, Inc. (b)
7.00%, 02/15/29 (g)		889	904,639
5.63%, 07/15/32		89	84,511
			1,805,011
Specialty Retail (b) — 0.3%
eG Global Finance PLC, 12.00%, 11/30/28		391	416,289
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		436	404,990
7.75%, 02/15/29 (g)		895	871,612
Staples, Inc., 10.75%, 09/01/29		292	277,496
			1,970,387
Technology Hardware, Storage & Peripherals — 0.3%
NCR Atleos Corp., 9.50%, 04/01/29 (b)		327	353,402
Seagate HDD Cayman
8.25%, 12/15/29 (g)		582	624,195
8.50%, 07/15/31		615	662,370
			1,639,967
Textiles, Apparel & Luxury Goods (b) — 0.0%
Hanesbrands, Inc.
4.88%, 05/15/26 (g)		228	223,053
9.00%, 02/15/31		20	20,955
Levi Strauss & Co., 3.50%, 03/01/31		21	18,166
			262,174
Tobacco (g) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	613,940
Philip Morris International, Inc., 4.38%, 11/15/41		900	756,966
Reynolds American, Inc., 5.85%, 08/15/45		715	659,467
			2,030,373
Trading Companies & Distributors — 0.1%
GYP Holdings III Corp., 4.63%, 05/01/29 (b)		472	436,806
Transportation Infrastructure — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (b)(g)		320	236,000
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27 (f)		200	187,313
Heathrow Finance PLC, 4.13%, 09/01/29 (f)(l)	GBP	100	114,596
			537,909
Wireless Telecommunication Services — 0.0%
Cellnex Finance Co. SA, 2.00%, 09/15/32 (f)	EUR	100	92,017
Total Corporate Bonds — 87.9% (Cost: $499,984,909)			490,803,748
Fixed Rate Loan Interests
Health Care Technology — 0.6%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	3,462	3,440,013
Media — 0.2%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (d)(i)		1,323	1,286,618
Total Fixed Rate Loan Interests — 0.8% (Cost: $4,775,254)			4,726,631
Security		Par (000)	Value
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.3%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 10/31/30 (m)	USD	146	$ 147,216
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		173	125,775
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		47	34,057
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		114	114,086
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		170	170,850
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		744	745,837
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		311	310,614
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		44	43,988
			1,692,423
Air Freight & Logistics — 0.0%
Clue Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.83%, 12/19/30		249	231,516
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		316	317,185
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		170	163,219
			480,404
Banks (m) — 0.0%
Chrysaor Bidco SARL
USD Delayed Draw Term Loan, 05/14/31		6	6,424
USD Term Loan B, 05/14/31		87	86,859
			93,283
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		758	756,389
Building Materials — 0.1%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		204	203,913
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 05/02/31		99	98,176
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (m)		160	159,800
			461,889
Building Products — 0.1%
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		114	113,335
Gulfside Supply, Inc., Term Loan B, 06/17/31 (d)(m)		74	74,000

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (m)	USD	185	$ 185,242
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		94	94,332
			466,909
Capital Markets — 0.0%
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31		166	165,793
Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28		118	111,851
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		252	250,526
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.68%, 10/04/29		659	657,938
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		177	171,339
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (d)		470	468,968
Nouryon USA LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28 (d)		17	17,043
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28		52	52,065
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, 06/20/31 (m)		2	2,001
			1,731,731
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		466	463,809
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/03/29		57	56,934
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.36%), 12.71%, 09/01/25		311	304,806
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		380	380,954
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28		261	171,751
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.76%), 14.09%, 11/02/28		44	33,929
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		1,030	1,036,252
			2,448,435
Security		Par (000)	Value
Communications Equipment — 0.0%
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30	USD	252	$ 224,152
Construction & Engineering — 0.3%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		65	65,514
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		1,174	1,176,878
Brown Group Holding LLC, 2022 Incremental Term Loan B2, 07/02/29 (m)		85	84,894
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.06%, 03/27/31		401	401,501
			1,728,787
Construction Materials — 0.1%
Gates Corp., 2024 Term Loan B5, 06/04/31 (m)		252	252,156
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 12/11/28		162	161,514
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		188	188,102
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 09/15/28		164	164,530
			352,632
Diversified Consumer Services — 0.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.19%, 12/10/29		157	153,153
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		202	201,867
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.57%, 07/25/30		76	75,665
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/26/31		271	272,469
			703,154
Diversified Telecommunication Services — 0.3%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 6.75%), 12.07%, 05/25/27		728	702,799
Frontier Communications Corp., 2024 Term Loan B, 07/01/31 (d)(m)		99	98,752
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.21%, 10/08/27		219	218,506
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		78	75,979
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Inc. (continued)
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30	USD	78	$ 76,132
Lumen Technologies, Inc., 2024 Term Loan A, 06/01/28 (m)		89	73,693
Windstream Services LLC, 2020 Exit Term Loan B, (1-mo. CME Term SOFR + 6.35%), 11.69%, 09/21/27		166	165,285
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		24	20,898
			1,432,044
Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29		124	124,594
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27		17	8,173
Entertainment — 0.1%
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		239	239,338
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (m)		119	118,629
			357,967
Environmental, Maintenance & Security Service — 0.0%
GFL Environmental, Inc., 2024 Term Loan B, 06/27/31 (d)(m)		150	150,000
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		269	268,581
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		33	32,792
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		274	273,315
			574,688
Food Products — 0.1%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		306	306,611
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		591	590,184
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		265	264,171
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		664	655,908
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, 2024 USD Add-on Term Loan B, 10/23/28 (m)	USD	665	$ 665,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		249	248,171
			1,833,250
Health Care Providers & Services — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		268	268,102
Concentra Health Services, Inc., Term Loan B, 06/26/31 (d)(m)		56	56,140
Ensemble RCM LLC, 2024 Term Loan B, 08/01/29 (m)		248	246,981
LifePoint Health, Inc.
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 05/17/31		255	255,240
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.06%, 11/16/28		137	137,408
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		122	122,565
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.65%, 04/29/25		305	226,007
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		492	490,746
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 12/19/30		130	130,530
			1,933,719
Health Care Technology — 0.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		2,201	2,191,275
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		599	579,108
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		360	360,199
			3,130,582
Hotels, Restaurants & Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		290	288,959
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (m)		174	173,457
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		267	265,815
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29		252	252,000
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		60	54,128
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		95	85,308
			1,119,667
Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		272	269,027
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		525	448,217
			717,244

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 0.5%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30	USD	66	$ 65,940
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		431	431,786
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 02/24/28 (m)		110	109,979
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		689	689,613
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		1,665	1,694,837
			2,992,155
IT Services — 0.3%
Central Parent, Inc., 2024 Term Loan B, 07/06/29 (m)		149	147,067
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (d)(m)		880	880,000
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		362	358,380
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 10/28/30		260	260,519
			1,645,966
Machinery — 0.5%
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		375	376,579
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		1,211	1,212,800
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		1,111	1,116,184
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		170	170,037
			2,875,600
Media — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		726	725,655
CSC Holdings LLC
2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		256	212,071
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.83%, 01/18/28		404	387,451
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		183	173,621
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		327	264,499
Univision Communications, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 01/23/29		49	48,040
			1,811,337
Security		Par (000)	Value
Metals & Mining — 0.0%
STS Operating, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.10%), 9.44%, 03/25/31	USD	179	$ 179,589
Oil, Gas & Consumable Fuels — 0.3%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.00%, 09/06/30 (d)		150	153,705
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		134	133,967
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		142	141,887
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28		885	859,828
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 02/02/31		227	227,958
			1,517,345
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		433	446,876
Personal Care Products — 0.1%
KDC/ONE Development Corp., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 08/15/28		251	251,737
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		87	87,749
Bausch Health Americas, Inc., 2022 Term Loan B, 02/01/27 (m)		570	592,332
Endo Finance Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 04/23/31		574	572,927
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		102	101,506
			1,354,514
Professional Services — 0.1%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		164	161,201
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		168	136,011
			297,212
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (d)		104	104,611
Software — 1.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 02/23/32		251	259,158
Boxer Parent Co., Inc., 2023 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.34%, 12/29/28		427	427,042
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 12/29/28 (m)		200	199,982
Cloud Software Group, Inc.
2022 USD Term Loan B, 03/30/29 (m)		— (e)	1
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (continued)
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31	USD	491	$ 491,997
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		235	234,672
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 0.00%, 10/08/29		441	436,609
Delta Topco, Inc.
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.60%, 11/30/29		78	78,936
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.85%, 11/30/29		387	386,679
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		346	347,270
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		255	256,956
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		189	188,474
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		66	65,556
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		959	957,430
Modena Buyer LLC, Term Loan, 07/01/31 (m)		454	442,509
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 11.33%, 12/18/28		199	192,145
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		195	195,085
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		457	457,411
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		449	450,459
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		148	148,182
			6,216,553
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		327	325,679
Total Floating Rate Loan Interests — 7.9% (Cost: $44,062,333)			44,249,064
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32 (f)		200	183,500
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42 (g)		200	172,646
Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		200	195,500
3.88%, 03/22/26	EUR	100	105,500
8.00%, 04/20/33 (g)	USD	200	207,300
			508,300
Security		Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26 (f)	USD	107	$ 108,204
5.95%, 01/25/27 (f)		176	174,944
4.50%, 01/30/30 (b)		200	182,250
7.05%, 02/03/31 (b)		150	154,406
			619,804
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61 (b)		200	133,688
Guatemala — 0.1%
Guatemala Government Bond (b)
5.38%, 04/24/32		200	189,687
6.60%, 06/13/36		200	200,375
4.65%, 10/07/41		200	156,625
			546,687
Hungary — 0.1%
Hungary Government International Bond, 5.38%, 09/12/33 (f)	EUR	114	126,373
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (f)		121	136,267
			262,640
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27 (b)(g)	USD	200	195,798
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (f)		365	352,681
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28 (g)		300	283,688
6.35%, 02/09/35		200	201,100
			484,788
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28 (b)		200	200,500
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29 (b)		200	187,500
Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48 (f)		309	314,697
Panama — 0.1%
Panama Government International Bond, 6.40%, 02/14/35 (g)		337	319,476
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25 (f)		379	373,467
Peruvian Government International Bond (g)
2.78%, 01/23/31		117	100,210
1.86%, 12/01/32		356	269,670
			743,347
Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33 (g)		138	134,576
5.50%, 04/04/53		71	69,494
			204,070

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27 (b)(g)	USD	168	$ 164,976
2.50%, 02/08/30 (f)	EUR	150	140,412
2.12%, 07/16/31 (f)		168	144,891
			450,279
Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30 (f)	USD	362	350,574
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33 (f)		231	193,174
South Africa — 0.1%
Republic of South Africa Government International Bond
5.88%, 04/20/32 (g)		390	361,238
5.00%, 10/12/46		200	140,250
			501,488
Ukraine — 0.0%
Ukraine Government International Bond (n)(o)
7.75%, 11/13/26 (f)		107	32,528
7.25%, 03/15/33 (b)		371	105,550
			138,078
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27 (b)	EUR	100	106,794
Total Foreign Agency Obligations — 1.3% (Cost: $7,612,569)			7,170,509
Municipal Bonds
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	USD	753	739,129
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	687,618
New York — 0.2%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,039,952
Texas — 0.2%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26 (b)		850	852,272
Total Municipal Bonds — 0.6% (Cost: $3,330,818)			3,318,971
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 13.9%
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57 (a)(b)		12	3,965
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,754	735,763
Series 2007-19, Class 1A1, 6.00%, 08/25/37		541	257,207
Bravo Residential Funding Trust (b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49 (a)		544	482,923
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		375	365,129
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,262	1,269,129
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49 (a)(b)	USD	361	$ 355,168
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. Term SOFR + 0.76%), 6.00%, 07/25/37 (a)		2,585	658,387
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,428	479,242
CIM Trust (b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,156	1,143,256
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,144	1,143,566
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.55%, 11/25/36 (a)		396	368,365
COLT Mortgage Loan Trust (b)
Series 2020-2, Class M1, 5.25%, 03/25/65 (a)		2,550	2,478,449
Series 2020-3, Class M1, 3.36%, 04/27/65 (a)		2,850	2,605,645
Series 2022-1, Class A1, 4.55%, 04/25/67 (a)		1,271	1,259,620
Series 2022-7, Class A1, 5.16%, 04/25/67		2,074	2,039,523
Series 2022-9, Class A1, 6.79%, 12/25/67		280	280,697
Series 2023-2, Class A1, 6.60%, 07/25/68		1,255	1,261,263
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.56%), 5.50%, 05/25/35 (a)		1,102	946,510
Series 2006-40T1, Class 2A5, (1 mo. Term SOFR + 0.51%), 5.86%, 12/25/36 (a)		2,273	481,273
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,380	614,556
Series 2006-J7, Class 2A1, (1-mo. LIBOR US + 1.50%), 6.94%, 11/20/46 (a)		2,482	1,851,586
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 6.00%, 11/25/46 (a)		4,066	3,552,648
Series 2006-OA16, Class A2, (1 mo. Term SOFR + 0.49%), 5.84%, 10/25/46 (a)		2,589	2,297,984
Series 2006-OA18, Class A1, (1 mo. Term SOFR + 0.35%), 5.70%, 12/25/46 (a)		1,375	1,158,471
Series 2006-OA6, Class 1A1A, (1 mo. Term SOFR + 0.53%), 5.88%, 07/25/46 (a)		2,969	2,595,752
Series 2006-OA8, Class 1A1, (1 mo. Term SOFR + 0.49%), 5.84%, 07/25/46 (a)		1,013	848,969
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,218	1,411,081
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,562	712,512
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,898	2,578,144
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,949	1,920,167
Series 2007-4CB, Class 1A3, (1 mo. Term SOFR + 0.46%), 5.75%, 04/25/37 (a)		1,487	1,104,444
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.99%, 03/25/47 (a)		1,552	1,278,237
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.51%), 5.86%, 04/25/46 (a)		3,463	3,160,611
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67 (a)(b)		2,573	2,545,539
CSMC Trust (a)(b)
Series 2011-4R, Class 1A2, (1 mo. Term SOFR + 1.61%), 6.93%, 09/27/37		810	644,363
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,080,694
Ellington Financial Mortgage Trust (a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	490,212
Series 2021-2, Class A1, 0.93%, 06/25/66		188	153,669
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51 (a)(b)		2,023	1,601,120
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67 (a)(b)		926	897,952
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67 (b)		978	966,456
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JP Morgan Mortgage Trust (a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	USD	495	$ 470,315
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		313	298,152
MFA Trust (b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65 (a)		2,000	1,555,140
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,548	1,556,677
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67 (b)		1,559	1,553,874
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.74%, 05/26/37 (b)		3,295	3,378,768
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36 (a)		6,508	1,151,054
OBX Trust (b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		518	518,353
Series 2023-NQM1, Class A1, 6.12%, 11/25/62 (a)		414	413,763
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,328	1,337,530
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,353	1,358,282
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58 (b)		1,329	1,329,792
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. Term SOFR + 0.71%), 6.06%, 08/25/36 (a)		6,284	1,372,822
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62 (b)		641	632,152
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		646	610,657
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65 (a)(b)		1,750	1,387,724
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65 (a)(b)		1,057	911,391
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67		430	400,491
Series 2022-7, Class A1, 5.15%, 07/25/67		1,689	1,668,320
Series 2022-INV2, Class A1, 6.79%, 10/25/67		430	431,930
Series 2023-1, Class A1, 5.85%, 12/25/67		275	272,855
Series 2023-5, Class A1, 6.48%, 06/25/68		1,149	1,150,669
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58 (b)		1,537	1,539,534
			77,380,492
Commercial Mortgage-Backed Securities — 4.4%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 5.86%, 07/25/37 (a)(b)		1,143	1,058,208
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. Term SOFR + 0.86%), 6.19%, 04/15/36 (a)(b)		463	457,017
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 7.92%, 03/15/41 (a)(b)		400	396,500
BX Commercial Mortgage Trust (a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 6.36%, 12/15/38		600	593,253
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 6.11%, 06/15/38		1,447	1,430,384
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 6.34%, 02/15/39		1,320	1,305,669
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 7.27%, 02/15/39		510	503,625
BX Trust (a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 6.24%, 02/15/36		1,650	1,628,859
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust (a)(b) (continued)
Series 2022, Class B, (1 mo. Term SOFR + 2.66%), 7.99%, 08/15/41	USD	274	$ 274,122
Series 2022-GPA, Class A, (1 mo. Term SOFR + 2.17%), 7.49%, 08/15/39		641	640,730
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 8.02%, 05/15/38		140	140,350
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 7.97%, 02/15/41		240	238,952
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 7.27%, 04/15/29		795	790,885
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 8.37%, 03/15/41		170	169,787
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 7.95%, 09/15/38 (a)(b)		1,081	1,086,432
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39 (a)(b)		250	197,046
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A, (1 mo. Term SOFR + 1.01%), 6.34%, 11/15/37		101	100,868
Series 2020-ICE5, Class F, (1 mo. Term SOFR + 3.61%), 8.93%, 11/15/37		280	279,842
CSMC BHAR, Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 7.44%, 11/15/38 (a)(b)		270	267,981
CSMC Trust, Series 2020-NET, Class A, 2.26%, 08/15/37 (b)		441	416,705
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/28 (a)(b)		220	221,145
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 7.69%, 07/15/38		1,298	1,297,337
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 9.14%, 07/15/38		823	820,282
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class E, 7.68%, 09/10/38 (a)(b)		275	272,801
GS Mortgage Securities Corp. Trust, Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 8.12%, 03/15/28 (a)(b)		550	550,687
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35 (b)		1,000	955,129
JP Morgan Chase Commercial Mortgage Securities Trust (a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38		275	253,199
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.73%, 03/15/39		1,600	1,580,014
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 7.71%, 06/15/39 (a)(b)		800	795,997
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1 mo. Term SOFR + 4.29%), 9.62%, 12/15/36 (a)(b)		1,100	1,100,000
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39 (b)		800	797,011
MED Trust (a)(b)
Series 2021, Class A, (1 mo. Term SOFR + 1.06%), 6.39%, 11/15/38		1,065	1,062,561
Series 2021, Class E, (1 mo. Term SOFR + 3.26%), 8.59%, 11/15/38		390	389,884
MF1 Trust, Series 2021-W10, Class A, (1 mo. Term SOFR + 1.07%), 6.40%, 12/15/34 (a)(b)		520	515,502

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. Term SOFR + 2.19%), 7.51%, 05/15/37 (a)(b)	USD	500	$ 502,500
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,526,546
Series 2024-BPRC, Class D, 07/15/43 (c)		250	247,499
			24,865,309
Total Non-Agency Mortgage-Backed Securities — 18.3% (Cost: $118,896,780)			102,245,801
Preferred Securities
Capital Trusts — 5.6% (a)
Automobiles (i) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%		395	370,794
Volkswagen International Finance NV, 3.88% (f)	EUR	100	99,679
			470,473
Banks — 4.7%
AIB Group PLC, 5.25% (f)(i)		200	213,387
Bank of America Corp., Series X, 6.25% (g)(i)	USD	2,925	2,912,867
Bank of New York Mellon Corp., Series I, 3.75% (g)(i)		2,845	2,625,331
Barclays PLC (i)
4.38% (g)		2,835	2,380,561
8.00%		275	279,218
9.63%		1,105	1,197,922
BNP Paribas SA, 4.63% (b)(i)		1,025	820,793
Chong Hing Bank Ltd., 5.70% (f)(i)		250	249,531
Citigroup, Inc., Series AA, 7.63% (i)		425	442,501
HSBC Holdings PLC (i)
4.70%		465	396,348
4.60%		200	171,412
6.00% (g)		695	671,091
JPMorgan Chase & Co., Series U, 6.54%, 01/15/87 (g)		358	328,453
Lloyds Banking Group PLC (i)
8.00% (g)		2,595	2,652,617
6.75%		515	513,071
NatWest Group PLC (i)
8.13%		595	601,155
6.00%		1,185	1,159,211
Nordea Bank Abp, 3.75% (b)(i)		560	466,898
PNC Financial Services Group, Inc. (i)
Series V, 6.20%		377	375,533
Series W, 6.25% (g)		380	370,299
Rizal Commercial Banking Corp., 6.50% (f)(i)		200	197,625
Societe Generale SA (b)(i)
5.38%		2,250	1,812,726
6.75% (g)		3,000	2,682,993
UBS Group AG (b)(i)
Series NC10, 9.25%		760	851,118
Series NC5, 9.25%		616	662,756
Wells Fargo & Co., 7.63% (g)(i)		571	608,061
Woori Bank, 4.25% (f)(i)		250	247,812
			25,891,290
Construction & Engineering — 0.0%
Abertis Infraestructuras Finance BV, 3.25% (f)(i)	EUR	100	104,150
Security		Par (000)	Value
Diversified Telecommunication Services (f) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	$ 134,340
Telefonica Europe BV, 6.14% (i)	EUR	200	224,350
Vodafone Group PLC
2.63%, 08/27/80		100	102,952
6.50%, 08/30/84		100	114,993
			576,635
Electric Utilities — 0.7%
Edison International, Series B, 5.00% (i)	USD	328	311,994
EDP - Energias de Portugal SA, 5.94%, 04/23/83 (f)	EUR	100	111,510
Electricite de France SA, 3.00% (f)(i)		200	196,523
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79 (g)	USD	2,500	2,386,094
NRG Energy, Inc., 10.25% (b)(i)		625	683,569
Vistra Corp., 7.00% (b)(i)		267	264,680
			3,954,370
Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.25% (f)(i)	EUR	100	105,302
Pharmaceuticals — 0.0%
Bayer AG, 4.50%, 03/25/82 (f)		100	103,007
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63% (f)(i)		100	66,131
			31,271,358

	Shares
Preferred Stocks — 0.7% (a)(i)
Capital Markets — 0.7%
Morgan Stanley
Series F, 6.88%	100,000	2,509,000
Series K, 5.85%	60,125	1,493,505
		4,002,505
Total Preferred Securities — 6.3% (Cost: $36,255,825)		35,273,863

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.9%
Fannie Mae REMICS, Series 2023-56, Class FA, (30- day Avg SOFR + 1.40%), 6.74%, 11/25/53 (a)	USD	4,331	4,355,511
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		538	487,501
			4,843,012
Mortgage-Backed Securities — 12.7%
Uniform Mortgage-Backed Securities
1.50%, 05/01/31 - 06/01/36		6,927	5,956,399
2.00%, 08/01/31		1,940	1,790,739
4.00%, 05/01/52 - 07/15/54 (g)(p)		30,154	27,975,473
4.50%, 05/01/53 (g)		4,966	4,688,372
6.50%, 01/01/54 (g)		5,234	5,349,321
3.00%, 07/15/54 (p)		4,200	3,572,297
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 07/15/54 (p)	USD	11,000	$ 10,630,469
5.50%, 07/15/54 (p)		11,020	10,868,045
			70,831,115
Total U.S. Government Sponsored Agency Securities — 13.6% (Cost: $75,963,027)			75,674,127

	Shares
Warrants
Entertainment — 0.0%
Aviron Capital LLC, (Expires 12/16/31) (d)(o)	10	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 157.0% (Cost: $907,491,504)		876,731,952
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (q)(r)	4,040,981	4,040,981
Total Short-Term Securities — 0.7% (Cost: $4,040,981)		4,040,981
Total Investments — 157.7% (Cost: $911,532,485)		880,772,933
Liabilities in Excess of Other Assets — (57.7)%		(322,398,384)
Net Assets — 100.0%		$ 558,374,549

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than 1,000.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Non-income producing security.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 10,305,527	$ —	$ (6,264,546) (a)	$ —	$ —	$ 4,040,981	4,040,981	$ 201,120	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	5.50% (b)	12/08/23	Open	$ 452,500	$ 466,596	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	12/08/23	Open	210,478	217,034	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	12/08/23	Open	156,860	161,724	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	12/08/23	Open	187,105	192,908	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	5.50 (b)	01/29/24	Open	2,297,337	2,351,038	Capital Trusts	Open/Demand
Barclays Bank PLC	5.50 (b)	01/29/24	Open	1,636,537	1,674,792	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50 (b)	01/29/24	Open	697,500	713,804	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Agricole Corporate and Investment Bank	5.52% (b)	01/29/24	Open	$ 93,161	$ 95,347	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50 (b)	02/08/24	Open	338,923	346,327	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50 (b)	02/08/24	Open	814,062	831,847	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	02/08/24	Open	1,661,476	1,698,105	Corporate Bonds	Open/Demand
Societe Generale	5.47 (b)	02/08/24	Open	783,750	800,779	Corporate Bonds	Open/Demand
Societe Generale	5.47 (b)	02/08/24	Open	1,142,175	1,166,992	Corporate Bonds	Open/Demand
Societe Generale	5.47 (b)	02/08/24	Open	171,875	175,610	Corporate Bonds	Open/Demand
Societe Generale	5.47 (b)	02/08/24	Open	600,000	613,037	Corporate Bonds	Open/Demand
Societe Generale	5.47 (b)	02/08/24	Open	93,379	95,408	Corporate Bonds	Open/Demand
Societe Generale	5.47 (b)	02/08/24	Open	3,320,000	3,392,137	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/03/24	Open	580,110	587,895	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/03/24	Open	235,553	238,708	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67 (b)	04/09/24	Open	3,495,010	3,540,148	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	04/11/24	Open	1,675,837	1,697,142	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	204,997	207,342	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	162,822	164,685	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	185,071	187,188	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	137,774	139,350	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.40 (b)	04/12/24	Open	1,232,448	1,246,683	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	04/12/24	Open	1,480,250	1,497,410	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.45 (b)	04/12/24	Open	922,500	933,254	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	242,363	245,203	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	306,772	310,368	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	446,970	452,209	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	202,825	205,202	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	172,250	174,269	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	173,861	175,899	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	110,134	111,425	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	252,788	255,750	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	117,640	119,019	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	314,640	318,328	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	250,190	253,123	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	637,751	645,226	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	432,889	437,963	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	336,300	340,242	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	04/12/24	Open	342,760	346,917	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	593,687	599,912	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	375,586	379,524	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	131,580	132,960	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	383,994	388,020	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	92,958	93,932	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/25/24	Open	88,916	89,823	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30 (b)	04/29/24	Open	503,700	508,298	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35 (b)	04/29/24	Open	2,249,300	2,269,250	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	387,600	391,198	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	271,534	274,054	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	04/29/24	Open	345,274	348,509	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	331,946	335,062	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	243,658	245,945	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	820,155	827,853	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	867,500	875,642	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	487,830	492,409	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	535,312	540,337	Capital Trusts	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	542,025	547,131	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	1,200,465	1,211,774	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	615,880	621,682	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	342,203	345,432	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	281,138	283,791	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	305,760	308,651	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.49% (b)	04/29/24	Open	$ 237,690	$ 239,937	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	992,107	1,001,488	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	3,618,956	3,653,173	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	125,413	126,598	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	856,537	864,636	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	1,708,927	1,725,085	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	488,071	492,686	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	243,865	246,171	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	862,500	870,655	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	316,111	319,100	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50 (b)	04/29/24	Open	488,456	493,083	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54 (b)	04/29/24	Open	2,712,937	2,738,822	Capital Trusts	Open/Demand
BNP Paribas SA	5.55 (b)	04/29/24	Open	213,119	215,156	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	686,367	692,648	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	547,976	552,990	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	1,824,829	1,841,526	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	275,381	277,929	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	250,373	252,689	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	279,953	282,543	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	04/30/24	Open	212,258	214,254	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	05/01/24	Open	371,365	374,751	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/02/24	Open	110,158	111,165	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	05/03/24	Open	190,750	192,454	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/06/24	Open	596,242	601,325	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	479,375	483,396	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	349,525	352,457	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	436,250	439,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	222,813	224,681	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	294,875	297,348	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	857,250	864,440	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	222,530	224,396	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	05/06/24	Open	521,360	525,741	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	05/06/24	Open	391,050	394,336	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/09/24	Open	589,000	593,726	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/10/24	Open	136,010	137,089	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	05/10/24	Open	396,000	399,037	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/13/24	Open	814,230	820,237	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/13/24	Open	204,149	205,674	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	226,993	228,692	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	302,794	305,060	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	404,200	407,226	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	177,138	178,464	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	312,406	314,745	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	207,313	208,864	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	276,806	278,878	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	165,640	166,880	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50 (b)	05/13/24	Open	402,804	405,819	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25 (b)	05/20/24	Open	701,335	705,528	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	1,456,003	1,464,874	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	342,720	344,808	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	280,438	282,178	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	537,639	540,976	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	199,665	200,904	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	262,418	264,046	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	399,263	401,786	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	219,121	220,506	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	1,327,775	1,336,168	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	577,150	580,798	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	621,060	624,986	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	297,716	299,598	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	837,540	842,834	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	1,052,700	1,059,354	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co. LLC	5.55% (b)	05/20/24	Open	$ 647,254	$ 651,345	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/20/24	Open	557,831	561,357	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	176,138	177,205	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	147,445	148,338	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	306,425	308,282	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	206,019	207,268	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	310,179	312,059	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	130,849	131,642	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	562,575	565,984	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	257,052	258,610	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	214,800	216,101	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/20/24	Open	777,601	782,454	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.55 (b)	05/20/24	Open	327,120	329,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/20/24	Open	137,025	137,903	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/20/24	Open	192,325	193,557	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/20/24	Open	1,360,675	1,369,660	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/20/24	Open	161,494	162,561	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/20/24	Open	584,000	587,856	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/20/24	Open	1,880,740	1,893,159	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	05/21/24	Open	1,340,606	1,349,247	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/22/24	Open	998,294	1,004,155	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	132,860	133,650	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	883,560	888,815	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	596,362	599,909	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	159,280	160,227	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/22/24	Open	71,340	71,772	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/22/24	Open	1,519,230	1,528,480	Corporate Bonds	Open/Demand
Societe Generale	5.64 (b)	05/22/24	Open	1,451,287	1,460,382	Corporate Bonds	Open/Demand
Societe Generale	5.64 (b)	05/22/24	Open	1,379,020	1,387,662	Corporate Bonds	Open/Demand
Societe Generale	5.64 (b)	05/22/24	Open	1,565,287	1,575,097	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	05/22/24	Open	2,360,520	2,375,339	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	05/23/24	Open	506,050	509,032	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/23/24	Open	422,353	424,864	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	05/23/24	Open	1,362,217	1,370,408	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/23/24	Open	157,135	158,067	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	05/23/24	Open	2,645,637	2,661,888	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/23/24	Open	1,023,937	1,028,963	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	05/23/24	Open	1,031,179	1,036,784	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	344,500	346,500	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	496,125	499,005	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	592,375	595,814	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	713,250	717,391	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	623,437	627,057	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	721,875	726,066	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	337,625	339,585	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	1,243,125	1,250,342	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	510,000	512,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	166,875	167,844	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	220,019	221,296	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	350,000	352,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	482,300	485,100	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	332,000	333,927	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	598,812	602,289	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	253,425	254,896	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	640,819	644,539	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	529,375	532,448	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	418,750	421,181	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	412,500	414,895	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	364,500	366,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	808,000	812,691	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/24/24	Open	142,870	143,698	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/30/24	Open	563,450	566,165	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.49% (b)	05/30/24	Open	$ 1,389,095	$ 1,395,874	Corporate Bonds	Open/Demand
BNP Paribas SA	5.52 (b)	05/30/24	Open	244,650	245,850	Corporate Bonds	Open/Demand
BNP Paribas SA	5.52 (b)	05/30/24	Open	229,033	230,156	Corporate Bonds	Open/Demand
BNP Paribas SA	5.64 (b)	05/31/24	Open	297,473	298,917	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65 (b)	05/31/24	Open	3,488,265	3,505,236	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	06/04/24	Open	279,720	280,872	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55 (b)	06/04/24	Open	419,624	421,370	Corporate Bonds	Open/Demand
Societe Generale	5.49 (b)	06/06/24	Open	315,040	316,241	Capital Trusts	Open/Demand
Societe Generale	5.49 (b)	06/06/24	Open	168,520	169,162	Corporate Bonds	Open/Demand
Societe Generale	5.49 (b)	06/06/24	Open	226,229	227,092	Corporate Bonds	Open/Demand
Societe Generale	5.64 (b)	06/06/24	Open	159,319	159,943	Corporate Bonds	Open/Demand
Societe Generale	5.64 (b)	06/06/24	Open	282,327	283,433	Capital Trusts	Open/Demand
BNP Paribas SA	5.45 (b)	06/07/24	Open	1,218,080	1,222,506	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	06/07/24	Open	1,785,030	1,791,563	Corporate Bonds	Open/Demand
BNP Paribas SA	5.52 (b)	06/07/24	Open	708,400	711,007	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	652,800	655,159	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65 (b)	06/07/24	Open	4,284,345	4,300,483	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67 (b)	06/11/24	Open	2,771,290	2,780,020	Corporate Bonds	Open/Demand
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	4,594,794	4,607,338	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	25,003,618	25,071,878	U.S. Government Sponsored Agency Securities	Up to 30 Days
Daiwa Capital Markets America, Inc	5.46	06/12/24	07/15/24	313,033	313,888	U.S. Government Sponsored Agency Securities	Up to 30 Days
Daiwa Capital Markets America, Inc	5.46	06/12/24	07/15/24	5,207,938	5,222,155	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	325,205	326,135	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	362,060	363,096	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/12/24	Open	2,205,665	2,212,254	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.45	06/13/24	08/01/24	1,919,938	1,925,169	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	5.45	06/13/24	08/01/24	456,515	457,759	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	5.45	06/13/24	08/01/24	402,500	403,597	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	5.45	06/13/24	08/01/24	203,621	204,176	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	2.00	06/13/24	08/01/24	32,650	32,683	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.00	06/13/24	08/01/24	254,837	255,347	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.50	06/13/24	08/01/24	200,594	201,045	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.24	06/13/24	08/01/24	211,596	212,150	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.40	06/13/24	08/01/24	126,560	126,902	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	274,125	274,872	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	416,147	417,281	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.55	06/13/24	08/01/24	2,340,210	2,346,704	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.55	06/13/24	08/01/24	950,380	953,017	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	870,610	873,069	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	1,654,740	1,659,415	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.65	06/13/24	08/01/24	925,099	927,712	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.00 (b)	06/14/24	Open	583,675	585,053	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.10	06/17/24	07/17/24	153,093	153,396	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	1,084,025	1,086,196	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	581,297	582,462	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	793,125	794,713	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/17/24	07/17/24	399,600	400,408	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	93,720	93,911	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	432,338	433,220	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/17/24	07/17/24	1,951,222	1,955,244	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.30	06/17/24	07/17/24	317,730	318,385	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	510,750	511,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	692,900	694,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	775,937	777,552	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	685,725	687,152	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	341,568	342,278	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	337,534	338,236	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,059,572	1,061,777	Corporate Bonds	Up to 30 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.35%	06/17/24	07/17/24	$ 551,000	$ 552,146	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,563,281	1,566,534	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	799,460	801,123	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	719,115	720,611	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	663,887	665,269	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	590,762	592,003	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	292,645	293,260	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	874,500	876,336	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	359,340	360,095	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	757,312	758,903	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	364,125	364,890	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	167,213	167,564	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	871,720	873,551	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	570,000	571,197	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	174,760	175,127	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	216,660	217,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	300,375	301,006	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	316,193	316,857	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	755,861	757,449	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	367,500	368,272	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	2,832,157	2,838,105	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	759,990	761,586	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	248,734	249,257	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	128,844	129,114	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	285,831	286,432	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	203,680	204,108	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	485,631	485,631	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	797,404	799,094	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	2,147,377	2,151,929	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	284,173	284,775	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	554,377	555,552	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	710,347	711,853	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	590,224	591,475	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	302,003	302,643	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	133,414	133,697	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	250,943	251,474	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	426,336	427,240	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	336,709	337,422	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	297,783	298,415	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	571,252	572,463	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	152,733	153,056	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	194,513	194,925	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	748,710	750,297	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,134,315	1,136,719	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,211,775	1,214,343	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,251,971	1,254,625	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	586,417	587,660	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	413,220	414,096	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	728,796	730,341	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	654,910	656,298	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	362,876	363,645	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	365,238	366,012	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	209,831	210,276	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	494,705	495,754	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,076,716	1,078,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	127,190	127,460	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	228,994	229,479	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	456,870	457,838	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	510,848	510,848	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.49	06/17/24	07/17/24	2,262,500	2,267,330	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	576,150	577,382	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	96,615	96,822	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.50%	06/17/24	07/17/24	$ 2,160,069	$ 2,164,689	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	848,750	850,565	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	77,976	78,143	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	421,080	421,981	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	3,631,045	3,638,811	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	84,150	84,330	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	158,355	158,694	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	2,052,160	2,056,549	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	670,131	671,565	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	513,697	514,796	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	235,625	236,129	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	324,120	324,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	131,134	131,414	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	628,460	629,805	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	379,765	380,577	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	1,217,280	1,219,884	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	979,200	981,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	512,250	513,346	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	76,886	77,051	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	111,470	111,708	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	792,000	793,694	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	425,119	426,028	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	116,769	117,019	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	122,763	123,025	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	820,534	822,289	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	830,035	831,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	811,174	812,909	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	579,281	580,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	318,562	319,244	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	324,919	325,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	142,504	142,809	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	266,664	267,234	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	726,656	728,210	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	130,207	130,485	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	06/17/24	07/17/24	2,055,937	2,060,359	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	06/17/24	07/17/24	187,566	187,969	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	06/17/24	07/17/24	1,061,656	1,063,948	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	06/17/24	07/17/24	270,683	271,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	200,717	201,154	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	245,555	246,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	307,753	308,423	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	2,463,750	2,469,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	615,724	617,065	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	478,128	479,169	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	600,625	601,933	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	1,972,840	1,977,136	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	2,526,637	2,532,140	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	1,001,385	1,003,566	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	1,448,370	1,451,524	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	686,250	687,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	1,759,074	1,762,905	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	1,949,437	1,953,683	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	368,196	368,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	357,043	357,820	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	925,242	927,257	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/17/24	07/17/24	2,965,620	2,972,078	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.30	06/17/24	07/17/24	318,705	319,362	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.60	06/17/24	07/17/24	183,334	183,733	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.60	06/17/24	07/17/24	202,879	203,321	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.60	06/17/24	07/17/24	265,446	266,024	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.60	06/17/24	07/17/24	192,938	193,358	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.60	06/17/24	07/17/24	905,520	907,492	Corporate Bonds	Up to 30 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Merrill Lynch International	5.65%	06/17/24	07/17/24	$ 1,922,166	$ 1,926,390	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.60	06/17/24	08/07/24	295,335	295,933	Foreign Agency Obligations	31 - 90 Days
J.P. Morgan Securities LLC	4.25	06/18/24	08/07/24	248,579	248,960	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.30	06/18/24	08/07/24	634,987	636,203	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.35	06/18/24	08/07/24	211,736	212,145	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.40	06/18/24	08/07/24	174,688	175,028	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	608,005	609,202	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	230,578	231,032	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	302,669	303,264	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	130,150	130,406	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	233,930	234,390	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	241,929	242,405	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	570,245	571,367	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	474,259	475,192	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	1,115,625	1,117,821	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	517,611	518,630	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	169,680	170,014	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	360,360	361,069	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	239,460	239,931	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	224,990	225,433	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	478,140	479,081	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	232,243	232,704	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	474,863	475,806	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	251,875	252,375	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	428,690	429,541	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	400,685	401,481	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	146,247	146,538	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	299,700	300,295	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	208,618	209,032	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	214,500	214,926	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	692,309	693,684	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	291,538	292,117	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.50	06/18/24	08/07/24	383,040	383,801	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	5.50 (b)	06/18/24	Open	1,469,762	1,472,682	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/18/24	Open	1,983,430	1,987,484	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66 (b)	06/18/24	Open	2,117,550	2,121,878	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.40	06/21/24	07/17/24	181,187	181,459	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/25/24	07/17/24	178,334	178,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	06/25/24	07/17/24	1,241,085	1,242,243	Corporate Bonds	Up to 30 Days
Goldman Sachs & Co. LLC	5.45 (b)	06/25/24	Open	143,606	143,737	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.55 (b)	06/25/24	Open	1,086,827	1,087,833	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	06/27/24	Open	234,703	234,845	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.50	06/28/24	07/17/24	266,185	266,285	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50	06/28/24	08/01/24	867,895	868,220	Corporate Bonds	31 - 90 Days
				$ 305,182,818	$ 306,804,004

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1,678	09/30/24	$ 342,679	$ 373,792
Short Contracts
10-Year U.S. Treasury Note	537	09/19/24	58,986	(459,411)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year U.S. Ultra Long Treasury Note	214	09/19/24	$ 24,242	$ (158,133)
U.S. Long Bond	312	09/19/24	36,777	(132,524)
Ultra U.S. Treasury Bond	106	09/19/24	13,204	(49,803)
5-Year U.S. Treasury Note	72	09/30/24	7,669	(7,626)
				(807,497)
				$ (433,705)
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	108,551	EUR	100,000	Deutsche Bank AG	07/17/24	$ 1,381
USD	105,068	EUR	97,038	Morgan Stanley & Co. International PLC	07/17/24	1,072
USD	130,520	EUR	120,545	Morgan Stanley & Co. International PLC	07/17/24	1,332
USD	130,642	EUR	120,658	Morgan Stanley & Co. International PLC	07/17/24	1,333
USD	495,083	EUR	457,247	Morgan Stanley & Co. International PLC	07/17/24	5,051
USD	11,876,952	EUR	11,032,000	BNP Paribas SA	09/18/24	18,164
USD	924,696	GBP	729,000	Citibank N.A.	09/18/24	2,643
USD	488,153	GBP	385,000	JPMorgan Chase Bank N.A.	09/18/24	1,197
USD	374,157	GBP	295,000	Standard Chartered Bank	09/18/24	1,035
						33,208
EUR	130,607	USD	140,420	Standard Chartered Bank	07/17/24	(449)
						$ 32,759
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	27,020	$ (578,089)	$ (371,697)	$ (206,392)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	5,007	(320,535)	(302,682)	(17,853)
						$ (898,624)	$ (674,379)	$ (224,245)
OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	11,717	$ 2,097,319	$ 759,873	$ 1,337,446
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	20	$ 1,080	$ 972	$ 108
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	38	4,485	5,755	(1,270)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	9	(278)	(1,458)	1,180
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	5	(167)	(854)	687
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	15	(469)	(2,400)	1,931

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	4	$ (136)	$ (714)	$ 578
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	9	(285)	(1,509)	1,224
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	7	(207)	(1,074)	867
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	27	2,991	3,563	(572)
Ziggo Bond Company B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	15	780	1,172	(392)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	5	(838,927)	(212,936)	(625,991)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	2	(419,464)	(106,345)	(313,119)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	5	(838,926)	(105,273)	(733,653)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	2,972	(514,342)	(548,146)	33,804
								$ (2,603,865)	$ (969,247)	$ (1,634,618)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (674,379)	$ —	$ (224,245)
OTC Swaps	771,335	(980,709)	1,377,825	(1,674,997)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 373,792	$ —	$ 373,792
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	33,208	—	—	33,208
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,149,160	—	—	—	—	2,149,160
	$ —	$ 2,149,160	$ —	$ 33,208	$ 373,792	$ —	$ 2,556,160
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 807,497	$ —	$ 807,497
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	449	—	—	449
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	224,245	—	—	—	—	224,245
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	2,655,706	—	—	—	—	2,655,706
	$ —	$ 2,879,951	$ —	$ 449	$ 807,497	$ —	$ 3,687,897

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,464,139)	$ —	$ (2,464,139)
Forward foreign currency exchange contracts	—	—	—	353,218	—	—	353,218
Options purchased (a)	—	—	—	—	(632)	—	(632)
Options written	—	—	—	—	305	—	305
Swaps	—	(520,772)	—	—	—	—	(520,772)
	$ —	$ (520,772)	$ —	$ 353,218	$ (2,464,466)	$ —	$ (2,632,020)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 3,655,143	$ —	$ 3,655,143
Forward foreign currency exchange contracts	—	—	—	162,381	—	—	162,381
Swaps	—	360,308	—	—	—	—	360,308
	$ —	$ 360,308	$ —	$ 162,381	$ 3,655,143	$ —	$ 4,177,832

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 253,565,945
Average notional value of contracts — short	$ 144,094,461
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 13,937,137
Average amounts sold — in USD	$ 70,210
Options:
Average value of option contracts purchased	$ 211
Average value of option contracts written	$ 23
Credit default swaps:
Average notional value — buy protection	$ 46,115,183
Average notional value — sell protection	$ 15,056,334
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,094,563	$ 39,407
Forward foreign currency exchange contracts	33,208	449
Swaps — centrally cleared	4,877	—
Swaps — OTC (a)	2,149,160	2,655,706
Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,281,808	2,695,562
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,099,440)	(39,407)
Total derivative assets and liabilities subject to an MNA	$ 2,182,368	$ 2,656,155

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 2,352	$ (1,850)	$ —	$ —	$ 502

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Barclays Bank PLC	$ 6,181	$ (6,181)	$ —	$ —	$ —
BNP Paribas SA	18,164	—	—	—	18,164
Citibank N.A.	3,221	(714)	—	—	2,507
Deutsche Bank AG	2,098,700	—	—	(2,080,000)	18,700
JPMorgan Chase Bank N.A.	3,501	(1,509)	—	—	1,992
Morgan Stanley & Co. International PLC	49,214	(49,214)	—	—	—
Standard Chartered Bank	1,035	(449)	—	—	586
	$ 2,182,368	$ (59,917)	$ —	$ (2,080,000)	$ 42,451

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Bank of America N.A.	$ 1,850	$ (1,850)	$ —	$ —	$ —
Barclays Bank PLC	2,101,143	(6,181)	—	(1,970,000)	124,962
Citibank N.A.	714	(714)	—	—	—
JPMorgan Chase Bank N.A.	1,509	(1,509)	—	—	—
Morgan Stanley & Co. International PLC	550,490	(49,214)	—	(501,276)	—
Standard Chartered Bank	449	(449)	—	—	—
	$ 2,656,155	$ (59,917)	$ —	$ (2,471,276)	$ 124,962

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund
’
s financial instruments into major
categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 109,215,811	$ 1,478,424	$ 110,694,235
Common Stocks	2,575,003	—	—	2,575,003
Corporate Bonds
Advertising Agencies	—	833,219	—	833,219
Aerospace & Defense	—	19,992,503	—	19,992,503
Air Freight & Logistics	—	912,496	—	912,496
Automobile Components	—	8,321,493	—	8,321,493
Automobiles	—	6,262,017	—	6,262,017
Banks	—	8,471,937	—	8,471,937
Beverages	—	1,991,433	—	1,991,433
Biotechnology	—	898,622	—	898,622
Broadline Retail	—	1,599,394	—	1,599,394
Building Materials	—	9,227,230	—	9,227,230
Building Products	—	3,290,895	—	3,290,895
Capital Markets	—	5,852,147	—	5,852,147
Chemicals	—	10,817,766	—	10,817,766
Commercial Services & Supplies	—	28,498,688	—	28,498,688
Communications Equipment	—	90,693	—	90,693
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Construction & Engineering	$ —	$ 2,650,472	$ —	$ 2,650,472
Construction Materials	—	868,544	—	868,544
Consumer Finance	—	3,506,667	—	3,506,667
Consumer Staples Distribution & Retail	—	5,985,364	—	5,985,364
Containers & Packaging	—	12,765,921	—	12,765,921
Diversified Consumer Services	—	1,231,971	—	1,231,971
Diversified REITs	—	4,362,964	—	4,362,964
Diversified Telecommunication Services	106,777	26,871,735	—	26,978,512
Electric Utilities	—	7,574,947	—	7,574,947
Electrical Equipment	—	1,061,302	—	1,061,302
Electronic Equipment, Instruments & Components	—	4,410,847	—	4,410,847
Energy Equipment & Services	—	3,868,410	—	3,868,410
Entertainment	—	2,125,697	—	2,125,697
Environmental, Maintenance & Security Service	—	6,136,329	—	6,136,329
Financial Services	—	10,973,988	—	10,973,988
Food Products	—	5,388,850	—	5,388,850
Gas Utilities	—	502,601	—	502,601
Ground Transportation	—	6,382,750	—	6,382,750
Health Care Equipment & Supplies	—	6,870,860	—	6,870,860
Health Care Providers & Services	—	15,707,089	—	15,707,089
Health Care REITs	—	1,450,323	—	1,450,323
Health Care Technology	—	2,585,323	—	2,585,323
Hotel & Resort REITs	—	4,014,626	—	4,014,626
Hotels, Restaurants & Leisure	—	35,894,478	—	35,894,478
Household Durables	—	2,286,746	—	2,286,746
Household Products	—	572,581	—	572,581
Independent Power and Renewable Electricity Producers	—	1,605,690	—	1,605,690
Industrial Conglomerates	—	82,609	—	82,609
Insurance	—	30,646,083	—	30,646,083
Interactive Media & Services	—	456,482	—	456,482
IT Services	—	4,779,160	—	4,779,160
Leisure Products	—	529,690	—	529,690
Machinery	—	7,699,856	—	7,699,856
Marine Transportation	—	102,695	—	102,695
Media	—	29,281,748	—	29,281,748
Metals & Mining	—	17,753,186	—	17,753,186
Mortgage Real Estate Investment Trusts (REITs)	—	228,423	—	228,423
Oil, Gas & Consumable Fuels	—	61,135,886	1,246,149	62,382,035
Passenger Airlines	—	3,926,074	—	3,926,074
Personal Care Products	—	279,070	—	279,070
Pharmaceuticals	—	8,126,504	—	8,126,504
Professional Services	—	1,878,776	—	1,878,776
Real Estate Management & Development	—	1,018,883	—	1,018,883
Retail REITs	—	189,855	—	189,855
Semiconductors & Semiconductor Equipment	—	3,665,947	—	3,665,947
Software	—	24,177,643	—	24,177,643
Specialized REITs	—	1,805,011	—	1,805,011
Specialty Retail	—	1,970,387	—	1,970,387
Technology Hardware, Storage & Peripherals	—	1,639,967	—	1,639,967
Textiles, Apparel & Luxury Goods	—	262,174	—	262,174
Tobacco	—	2,030,373	—	2,030,373
Trading Companies & Distributors	—	436,806	—	436,806
Transportation Infrastructure	—	537,909	—	537,909
Wireless Telecommunication Services	—	92,017	—	92,017
Fixed Rate Loan Interests	—	3,440,013	1,286,618	4,726,631
Floating Rate Loan Interests	—	42,245,845	2,003,219	44,249,064
Foreign Agency Obligations	—	7,170,509	—	7,170,509
Municipal Bonds	—	3,318,971	—	3,318,971
Non-Agency Mortgage-Backed Securities	—	102,245,801	—	102,245,801
Preferred Securities
Capital Trusts	—	31,271,358	—	31,271,358
Preferred Stocks	4,002,505	—	—	4,002,505

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	$ —	$ 75,674,127	$ —	$ 75,674,127
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	4,040,981	—	—	4,040,981
Unfunded Floating Rate Loan Interests (a)	—	105	—	105
	$ 10,725,266	$ 864,033,362	$ 6,014,410	$ 880,773,038
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 1,377,825	$ —	$ 1,377,825
Foreign Currency Exchange Contracts	—	33,208	—	33,208
Interest Rate Contracts	373,792	—	—	373,792
Liabilities
Credit Contracts	—	(1,899,242)	—	(1,899,242)
Foreign Currency Exchange Contracts	—	(449)	—	(449)
Interest Rate Contracts	(807,497)	—	—	(807,497)
	$ (433,705)	$ (488,658)	$ —	$ (922,363)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $306,804,004 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 2,044,502	$ 1,277,438	$ —	$ 473,081	$ — (a)	$ 3,795,021
Transfers into Level 3	—	—	—	414,005	—	414,005
Transfers out of Level 3	(401,500)	—	—	(368,990)	—	(770,490)
Accrued discounts/premiums	—	—	674	1,016	—	1,690
Net realized gain (loss)	—	—	—	2,449	—	2,449
Net change in unrealized appreciation (depreciation) (b)(c)	89,815	(7,370)	(23,826)	16,470	—	75,089
Purchases	—	—	1,309,770	1,571,422	—	2,881,192
Sales	(254,393)	(23,919)	—	(106,234)	—	(384,546)
Closing balance, as of June 30, 2024	$ 1,478,424	$ 1,246,149	$ 1,286,618	$ 2,003,219	$ — (a)	$ 6,014,410
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (c)	$ 89,815	$ (7,370)	$ (23,826)	$ 18,717	$ — (a)	$ 77,336

(a)	Rounds to less than $1.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
(unaudited)
June 30, 2024

	DSU	FRA	BKT	BLW
ASSETS
Investments, at value — unaffiliated (a)	$ 653,432,959	$ 616,809,394	$ 383,458,887	$ 863,902,099
Investments, at value — affiliated (b)	3,146,351	4,993,680	3,745,915	502,236
Cash pledged:
Collateral — reverse repurchase agreements	—	—	—	195,000
Collateral — OTC derivatives	—	—	—	460,000
Futures contracts	—	—	762,000	1,100,470
Centrally cleared swaps	263,000	605,000	1,000	524,000
Foreign currency, at value (c)	245,616	1,306,365	—	229,851
Receivables:
Investments sold	11,293,006	12,791,704	1,957,311	8,733,380
Reverse repurchase agreements	—	—	—	529,514
Swaps	2,366	—	—	1,774
Capital shares sold	189,270	—	—	—
Dividends — unaffiliated	—	—	—	43,366
Dividends — affiliated	6,072	1,670	18,821	6,507
Interest — unaffiliated	6,114,829	4,672,930	1,797,667	10,986,946
Variation margin on futures contracts	—	—	310,313	289,031
Variation margin on centrally cleared swaps	—	—	27	4,069
Swap premiums paid	2,842	—	—	8,603
Unrealized appreciation on:
Forward foreign currency exchange contracts	10,213	3,981	—	23,490
OTC swaps	274,339	2,079	—	119,891
Unfunded floating rate loan interests	1,087	1,212	—	707
Deferred offering costs	233,728	—	147,435	106,024
Prepaid expenses	10,114	7,975	4,930	8,100
Total assets	675,225,792	641,195,990	392,204,306	887,775,058
LIABILITIES
Bank overdraft	3,956,322	2,122,363	13,555	88,236
Cash received:
Collateral — reverse repurchase agreements	—	—	619	66
Collateral — TBA commitments	—	—	438,000	—
Borrowed bonds, at value (d)	—	—	702,759	—
Reverse repurchase agreements, at value	—	—	76,035,288	349,243,265
Payables:
Investments purchased	27,991,675	30,749,129	57,345,040	38,253,140
Reverse repurchase agreements	—	—	—	393,727
Accounting services fees	32,934	31,797	27,441	35,776
Administration fees	—	—	31,758	—
Bank borrowings	135,000,000	146,000,000	—	—
Custodian fees	14,054	9,494	9,062	24,590
Income dividend distributions	—	152,644	54,150	—
Interest expense and fees	741,024	786,588	1,198	—
Investment advisory fees	288,668	370,598	137,343	361,292
Directors ’ and Officer ’ s fees	286,590	—	144,768	347,379
Other accrued expenses	9,255	9,110	1,573	7,456
Principal payups	—	—	138,307	56,418
Professional fees	55,582	50,951	22,172	41,806
Transfer agent fees	31,692	18,714	25,291	27,856
Variation margin on futures contracts	—	—	122,196	56,202
Variation margin on centrally cleared swaps	3,121	5,729	—	—
Swap premiums received	105,342	2,666	—	438,443

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
	DSU	FRA	BKT	BLW
Unrealized depreciation on:
Forward foreign currency exchange contracts	2	—	—	5
OTC swaps	499	—	—	5,689
Total liabilities	168,516,760	180,309,783	135,250,520	389,381,346
Commitments and contingent liabilities
NET ASSETS	$ 506,709,032	$ 460,886,207	$ 256,953,786	$ 498,393,712
NET ASSETS CONSIST OF
Paid-in capital (e)(f)(g)	$ 655,646,636	$ 536,340,608	$ 428,585,995	$ 613,355,565
Accumulated loss	(148,937,604)	(75,454,401)	(171,632,209)	(114,961,853)
NET ASSETS	$ 506,709,032	$ 460,886,207	$ 256,953,786	$ 498,393,712
Net asset value	$ 10.74	$ 13.08	$ 12.06	$ 13.95
(a) Investments, at cost — unaffiliated	$684,239,663	$630,614,427	$423,122,353	$883,522,445
(b) Investments, at cost — affiliated	$3,146,351	$4,877,122	$3,745,915	$502,236
(c) Foreign currency, at cost	$245,900	$1,306,415	$—	$246,785
(d) Proceeds received from borrowed bonds	$—	$—	$842,347	$—
(e) Shares outstanding	47,184,330	35,232,197	21,307,672	35,735,063
(f) Shares authorized	400 million	200 million	200 million	Unlimited
(g) Par value	$0.10	$0.10	$0.010	$0.001
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

BIT
ASSETS
Investments, at value — unaffiliated (a)	$ 876,731,952
Investments, at value — affiliated (b)	4,040,981
Cash	1,507,847
Cash pledged:
Collateral — OTC derivatives	2,690,000
Futures contracts	3,669,400
Centrally cleared swaps	577,000
Foreign currency, at value (c)	474,285
Receivables:
Investments sold	8,916,911
Reverse repurchase agreements	996,479
Capital shares sold	216,758
Dividends — unaffiliated	65,429
Dividends — affiliated	25,287
Interest — unaffiliated	11,994,084
Variation margin on futures contracts	1,094,563
Variation margin on centrally cleared swaps	4,877
Swap premiums paid	771,335
Unrealized appreciation on:
Forward foreign currency exchange contracts	33,208
OTC swaps	1,377,825
Unfunded floating rate loan interests	105
Deferred offering costs	114,888
Prepaid expenses	8,635
Total assets	915,311,849
LIABILITIES
Cash received:
Collateral — reverse repurchase agreements	31,000
Collateral — OTC derivatives	2,080,000
Reverse repurchase agreements, at value	306,804,004
Payables:
Investments purchased	38,412,026
Reverse repurchase agreements	5,641,268
Accounting services fees	40,411
Custodian fees	23,479
Investment advisory fees	566,763
Directors ’ and Officer ’ s fees	150,416
Other accrued expenses	26,143
Principal payups	283,476
Professional fees	150,167
Transfer agent fees	32,585
Variation margin on futures contracts	39,407
Swap premiums received	980,709

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
BIT
Unrealized depreciation on:
Forward foreign currency exchange contracts	449
OTC swaps	1,674,997
Total liabilities	356,937,300
Commitments and contingent liabilities
NET ASSETS	$ 558,374,549
NET ASSETS CONSIST OF
Paid-in capital (d)(e)(f)	$ 645,118,447
Accumulated loss	(86,743,898)
NET ASSETS	$ 558,374,549
Net asset value	$ 14.44
(a) Investments, at cost — unaffiliated	$907,491,504
(b) Investments, at cost — affiliated	$4,040,981
(c) Foreign currency, at cost	$488,471
(d) Shares outstanding	38,675,785
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations
(unaudited)
Six Months Ended June 30, 2024

	DSU	FRA	BKT	BLW
INVESTMENT INCOME
Dividends — unaffiliated	$ 260,090	$ 248,740	$ —	$ 355,982
Dividends — affiliated	53,562	98,732	101,878	76,877
Interest — unaffiliated	28,198,541	26,972,767	7,776,505	30,598,401
Other income — unaffiliated	379,739	389,579	—	417,017
Foreign taxes withheld	—	—	—	(1,485)
Total investment income	28,891,932	27,709,818	7,878,383	31,446,792
EXPENSES
Investment advisory	1,752,825	2,244,356	841,151	2,162,968
Professional	67,903	90,671	29,330	73,593
Accounting services	48,847	46,955	29,008	54,181
Transfer agent	39,476	25,345	34,280	33,607
Directors and Officer	37,948	14,916	19,472	41,964
Custodian	20,298	13,832	10,700	35,261
Registration	8,007	6,052	3,839	6,135
Printing and postage	5,730	6,072	7,835	14,893
Administration	—	—	194,112	—
Miscellaneous	18,128	19,213	32,229	22,113
Total expenses excluding interest expense and fees	1,999,162	2,467,412	1,201,956	2,444,715
Interest expense and fees — unaffiliated	4,293,959	4,309,610	2,833,123	8,127,920
Total expenses	6,293,121	6,777,022	4,035,079	10,572,635
Less:
Fees waived and/or reimbursed by the Manager	(2,535)	(13,753)	(1,505)	(1,141)
Total expenses after fees waived and/or reimbursed	6,290,586	6,763,269	4,033,574	10,571,494
Net investment income	22,601,346	20,946,549	3,844,809	20,875,298
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,883,398)	(2,718,866)	(8,558,299)	(1,829,773)
Investments — affiliated	17,193	6,297	—	—
Forward foreign currency exchange contracts	151,807	25,492	—	254,139
Foreign currency transactions	(3,926)	(6,690)	—	(33,682)
Futures contracts	—	—	(347,351)	(1,275,696)
Options written	72	—	—	203
Swaps	(89,777)	364,799	22	(356,785)
	(2,808,029)	(2,328,968)	(8,905,628)	(3,241,594)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	734,956	1,129,111	529,461	(805,980)
Investments — affiliated	(22,050)	18,026	—	—
Borrowed bonds	—	—	38,757	—
Forward foreign currency exchange contracts	58,505	18,086	—	110,482
Foreign currency translations	(2,869)	1,275	—	(31,882)
Futures contracts	—	—	1,393,600	290,585
Swaps	208,730	(54,689)	83	218,398
Unfunded floating rate loan interests	217	242	—	237
	977,489	1,112,051	1,961,901	(218,160)
Net realized and unrealized loss	(1,830,540)	(1,216,917)	(6,943,727)	(3,459,754)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 20,770,806	$ 19,729,632	$ (3,098,918)	$ 17,415,544
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2024

BIT
INVESTMENT INCOME
Dividends — unaffiliated	$ 22,554
Dividends — affiliated	201,120
Interest — unaffiliated	29,691,714
Other income — unaffiliated	319,674
Foreign taxes withheld	(1,484)
Total investment income	30,233,578
EXPENSES
Investment advisory	3,380,753
Professional	70,262
Accounting services	59,164
Custodian	34,992
Directors and Officer	26,923
Transfer agent	26,418
Printing and postage	7,047
Registration	6,487
Miscellaneous	14,853
Total expenses excluding interest expense	3,626,899
Interest expense — unaffiliated	8,091,050
Total expenses	11,717,949
Less:
Fees waived and/or reimbursed by the Manager	(2,951)
Total expenses after fees waived and/or reimbursed	11,714,998
Net investment income	18,518,580
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,538,776)
Forward foreign currency exchange contracts	353,218
Foreign currency transactions	(59,301)
Futures contracts	(2,464,139)
Options written	305
Swaps	(520,772)
(7,229,465)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	399,442
Forward foreign currency exchange contracts	162,381
Foreign currency translations	(18,053)
Futures contracts	3,655,143
Swaps	360,308
Unfunded floating rate loan interests	5
4,559,226
Net realized and unrealized loss	(2,670,239)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,848,341
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	DSU		FRA
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 22,601,346	$ 46,112,132	$ 20,946,549	$ 43,607,565
Net realized loss	(2,808,029)	(8,827,090)	(2,328,968)	(3,879,473)
Net change in unrealized appreciation (depreciation)	977,489	32,322,510	1,112,051	22,981,359
Net increase in net assets resulting from operations	20,770,806	69,607,552	19,729,632	62,709,451
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(27,660,423) (b)	(45,919,775)	(26,178,932) (b)	(44,066,728)
Return of capital	—	(2,854,653)	—	(2,494,734)
Decrease in net assets resulting from distributions to shareholders	(27,660,423)	(48,774,428)	(26,178,932)	(46,561,462)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	5,649,860	—	—	—
Reinvestment of distributions	550,512	—	—	—
Net increase in net assets derived from capital share transactions	6,200,372	—	—	—
NET ASSETS
Total increase (decrease) in net assets	(689,245)	20,833,124	(6,449,300)	16,147,989
Beginning of period	507,398,277	486,565,153	467,335,507	451,187,518
End of period	$ 506,709,032	$ 507,398,277	$ 460,886,207	$ 467,335,507

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BKT		BLW
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 3,844,809	$ 6,769,703	$ 20,875,298	$ 39,521,697
Net realized loss	(8,905,628)	(14,553,512)	(3,241,594)	(24,227,242)
Net change in unrealized appreciation (depreciation)	1,961,901	22,584,140	(218,160)	48,977,568
Net increase (decrease) in net assets resulting from operations	(3,098,918)	14,800,331	17,415,544	64,272,023
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(11,276,019) (b)	(8,218,384)	(23,124,478) (b)	(37,992,549)
Return of capital	—	(14,333,355)	—	(5,096,654)
Decrease in net assets resulting from distributions to shareholders	(11,276,019)	(22,551,739)	(23,124,478)	(43,089,203)
CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	—	45,446	332,623	—
NET ASSETS
Total increase (decrease) in net assets	(14,374,937)	(7,705,962)	(5,376,311)	21,182,820
Beginning of period	271,328,723	279,034,685	503,770,023	482,587,203
End of period	$ 256,953,786	$ 271,328,723	$ 498,393,712	$ 503,770,023

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BIT
	Six Months Ended 06/30/24 (unaudited)	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 18,518,580	$ 6,010,909	$ 34,411,747
Net realized gain (loss)	(7,229,465)	335,709	(26,840,864)
Net change in unrealized appreciation	4,559,226	39,901,429	15,163,019
Net increase in net assets resulting from operations	15,848,341	46,248,047	22,733,902
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(28,174,000) (b)	(6,321,510)	(33,743,136)
Return of capital	—	(3,029,601)	(22,251,175)
Decrease in net assets resulting from distributions to shareholders	(28,174,000)	(9,351,111)	(55,994,311)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	11,055,842	—	—
Reinvestment of distributions	1,470,998	455,242	1,529,354
Net increase in net assets derived from capital share transactions	12,526,840	455,242	1,529,354
NET ASSETS
Total increase (decrease) in net assets	201,181	37,352,178	(31,731,055)
Beginning of period	558,173,368	520,821,190	552,552,245
End of period	$ 558,374,549	$ 558,173,368	$ 520,821,190

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows
(unaudited)
Six Months Ended June 30, 2024

	DSU	FRA	BKT	BLW
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$ 20,770,806	$ 19,729,632	$ (3,098,918)	$ 17,415,544
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	162,635,936	133,059,175	456,947,361	373,334,529
Purchases of long-term investments	(149,814,782)	(130,683,140)	(421,175,083)	(445,449,972)
Net proceeds from sales (purchases) of short-term securities	(2,818,525)	14,054	3,779,970	4,929,710
Amortization of premium and accretion of discount on investments and other fees	(863,854)	(559,359)	2,513,735	(1,197,740)
Paid-in-kind income	(6,893)	30,596	—	—
Premiums paid on closing options written	(95)	—	—	(191)
Premiums received from options written	167	—	—	—
Net realized loss on investments and options written	2,866,216	2,712,569	8,550,639	1,829,570
Net unrealized (appreciation) depreciation on investments, swaps, borrowed bonds, foreign currency translations and unfunded floating rate loan interests	(986,506)	(1,101,823)	(568,218)	708,486
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(4,259)	(1,652)	42,113	14,269
Dividends — unaffiliated	—	—	—	(263)
From custodian	780,236	—	—	—
Interest — unaffiliated	99,014	782,057	2,009,844	(258,212)
Swaps	(2,366)	—	—	(1,774)
Variation margin on futures contracts	—	—	(269,907)	(163,914)
Variation margin on centrally cleared swaps	—	—	(27)	3,581
Swap premiums paid	(355)	—	—	(2,405)
Prepaid expenses	(5,354)	(3,550)	(3,251)	(3,564)
Deferred offering costs.	4,323	21,186	(6,526)	4,226
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	—	—	(3,047,381)	(3,615,468)
Collateral — TBA commitments	—	—	388,000	—
Payables
Accounting services fees	(808)	(761)	4,154	(1,144)
Administration fees	—	—	(2,247)	—
Custodian fees	(57)	504	(1,686)	1,182
Interest expense and fees	(85,026)	(15,720)	(112,599)	577,559
Investment advisory fees	(14,621)	(15,229)	(9,113)	3,412
Directors ’ and Officer ’ s fees	(43,866)	(7,831)	(35,380)	(59,444)
Other accrued expenses	(29,648)	(5,339)	(13,204)	(35,225)
Professional fees	(25,374)	(34,401)	(44,590)	(40,011)
Transfer agent fees	14,470	7,411	9,552	12,130
Variation margin on futures contracts	—	—	100,083	47,470
Variation margin on centrally cleared swaps	1,980	2,902	(16)	—
Swap premiums received	75,983	(26,048)	—	(38,558)
Net cash provided by (used for) operating activities	32,546,742	23,905,233	45,957,305	(51,986,217)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(27,109,911)	(26,026,288)	(11,221,869)	(22,791,855)
Payments for offering costs	—	—	—	(6,226)
Payments for bank borrowings	(100,000,000)	(100,000,000)	—	—
Proceeds from bank borrowings	86,000,000	102,000,000	—	—
Increase in bank overdraft	3,324,479	1,368,506	13,555	88,236
Proceeds from issuance of capital shares	5,460,590	—	—	—
Net borrowing of reverse repurchase agreements	—	—	(34,870,991)	72,294,519
Net cash provided by (used for) for financing activities	(32,324,842)	(22,657,782)	(46,079,305)	49,584,674
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(284)	(56)	—	(27,445)
Financial Statements

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024
	DSU	FRA	BKT	BLW
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$ 221,616	$ 1,247,395	$ (122,000)	$ (2,428,988)
Restricted and unrestricted cash and foreign currency at beginning of period	287,000	663,970	885,000	4,938,309
Restricted and unrestricted cash and foreign currency at end of period	$ 508,616	$ 1,911,365	$ 763,000	$ 2,509,321
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 4,378,985	$ 4,325,330	$ 2,945,722	$ 7,550,361
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 550,512	$ —	$ —	$ 332,623
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Collateral — reverse repurchase agreements	$ —	$ —	$ —	$ 195,000
Collateral — OTC derivatives	—	—	—	460,000
Futures contracts	—	—	762,000	1,100,470
Centrally cleared swaps	263,000	605,000	1,000	524,000
Foreign currency at value	245,616	1,306,365	—	229,851
	$ 508,616	$ 1,911,365	$ 763,000	$ 2,509,321
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024

BIT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 15,848,341
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	640,435,559
Purchases of long-term investments	(667,379,499)
Net proceeds from sales of short-term securities	6,402,255
Amortization of premium and accretion of discount on investments and other fees	(2,534,671)
Premiums paid on closing options written	(286)
Net realized loss on investments and options written	4,540,502
Net unrealized appreciation on investments, swaps, foreign currency translations and unfunded floating rate loan interests	(707,157)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	17,145
Dividends — unaffiliated	4,396
Interest — unaffiliated	(737,790)
Variation margin on futures contracts	(771,984)
Variation margin on centrally cleared swaps	4,274
Swap premiums paid	201,049
Prepaid expenses	(3,700)
Deferred offering costs.	62,846
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	(3,326,468)
Collateral — OTC derivatives	(880,000)
Collateral — TBA commitments	(558,000)
Payables
Accounting services fees	374
Custodian fees	328
Interest expense	424,646
Investment advisory fees	(4,817)
Directors ’ and Officer ’ s fees	(16,513)
Other accrued expenses	(71,390)
Professional fees	7,285
Transfer agent fees	(9,108)
Variation margin on futures contracts	34,300
Swap premiums received	(165,233)
Net cash used for operating activities	(9,183,316)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(26,703,002)
Payments for offering costs	(63,076)
Proceeds from issuance of capital shares	10,839,084
Net borrowing of reverse repurchase agreements	26,447,721
Net cash provided by financing activities	10,520,727
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(12,960)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	1,324,451
Restricted and unrestricted cash and foreign currency at beginning of period	7,594,081
Restricted and unrestricted cash and foreign currency at end of period	$ 8,918,532
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 7,666,404
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 1,470,998
Financial Statements

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024
BIT
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$ 1,507,847
Cash pledged
Collateral — OTC derivatives	2,690,000
Futures contracts	3,669,400
Centrally cleared swaps	577,000
Foreign currency at value	474,285
$ 8,918,532
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

DSU
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 03/01/19 to 12/31/19	Year Ended 02/28/19

Net asset value, beginning of period	$ 10.89	$ 10.44	$ 11.56	$ 11.55	$ 12.25	$ 12.16	$ 12.62
Net investment income (a)	0.48	0.99	0.72	0.61	0.63	0.64	0.79
Net realized and unrealized gain (loss)	(0.04)	0.51	(1.14)	0.13	(0.50)	0.21	(0.43)
Net increase (decrease) from investment operations	0.44	1.50	(0.42)	0.74	0.13	0.85	0.36
Distributions (b)
From net investment income	(0.59) (c)	(0.99)	(0.68)	(0.62)	(0.61)	(0.73)	(0.82)
Return of capital	—	(0.06)	(0.02)	(0.11)	(0.22)	(0.03)	—
Total distributions	(0.59)	(1.05)	(0.70)	(0.73)	(0.83)	(0.76)	(0.82)
Net asset value, end of period	$ 10.74	$ 10.89	$ 10.44	$ 11.56	$ 11.55	$ 12.25	$ 12.16
Market price, end of period	$ 10.84	$ 10.79	$ 9.20	$ 11.70	$ 10.45	$ 11.20	$ 10.78
Total Return (d)
Based on net asset value	4.16% (e)	15.74%	(2.97)%	6.67%	2.57%	8.03% (e)	3.86%
Based on market price	6.10% (e)	30.14%	(15.51)%	19.33%	1.50%	11.42% (e)	1.30%
Ratios to Average Net Assets (f)
Total expenses	2.51% (g)	2.47%	1.90%	1.34%	1.48%	2.21% (g)(h)	2.23%
Total expenses after fees waived and/or reimbursed	2.50% (g)	2.47%	1.90%	1.34%	1.47%	2.21% (g)(h)	2.23%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.80% (g)	0.79%	0.84%	0.92%	0.91%	0.92% (g)	0.96%
Net investment income	9.00% (g)	9.25%	6.65%	5.21%	5.65%	6.25% (g)	6.40%
Supplemental Data
Net assets, end of period (000)	$ 506,709	$ 507,398	$ 486,565	$ 538,681	$ 537,959	$ 605,240	$ 641,220
Borrowings outstanding, end of period (000)	$ 135,000	$ 149,000	$ 164,000	$ 248,000	$ 229,000	$ 262,000	$ 278,000
Asset coverage, end of period per $1,000 of bank borrowings (i)	$ 4,753	$ 4,405	$ 3,967	$ 3,172	$ 3,349	$ 3,310	$ 3,308
Portfolio turnover rate	26%	30%	18%	47%	67%	53%	62%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

(i)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

FRA
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19

Net asset value, beginning of period	$ 13.26	$ 12.81	$ 13.85	$ 13.81	$ 14.55	$ 14.49	$ 14.92
Net investment income (a)	0.59	1.24	0.84	0.67	0.69	0.25	0.84
Net realized and unrealized gain (loss)	(0.03)	0.53	(1.11)	0.17	(0.51)	0.19	(0.40)
Net increase (decrease) from investment operations	0.56	1.77	(0.27)	0.84	0.18	0.44	0.44
Distributions (b)
From net investment income	(0.74) (c)	(1.25)	(0.77)	(0.67)	(0.70)	(0.38)	(0.87)
Return of capital	—	(0.07)	—	(0.13)	(0.22)	—	—
Total distributions	(0.74)	(1.32)	(0.77)	(0.80)	(0.92)	(0.38)	(0.87)
Net asset value, end of period	$ 13.08	$ 13.26	$ 12.81	$ 13.85	$ 13.81	$ 14.55	$ 14.49
Market price, end of period	$ 12.94	$ 12.66	$ 11.26	$ 13.43	$ 12.11	$ 13.44	$ 12.46
Total Return (d)
Based on net asset value	4.44% (e)	15.35%	(1.34)%	6.48%	2.76%	3.41% (e)	3.94%
Based on market price	8.22% (e)	25.29%	(10.57)%	17.74%	(2.45)%	11.08% (e)	(3.37)%
Ratios to Average Net Assets (f)
Total expenses	2.93% (g)	2.88%	2.17%	1.55%	1.69%	2.20% (g)(h)	2.45%
Total expenses after fees waived and/or reimbursed	2.93% (g)	2.87%	2.17%	1.54%	1.67%	2.20% (g)(h)	2.45%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.06% (g)	1.04%	1.15%	1.14%	1.13%	1.19% (g)	1.16%
Net investment income	9.07% (g)	9.45%	6.36%	4.76%	5.15%	5.26% (g)	5.74%
Supplemental Data
Net assets, end of period (000)	$ 460,886	$ 467,336	$ 451,188	$ 487,833	$ 488,051	$ 522,545	$ 526,447
Borrowings outstanding, end of period (000)	$ 146,000	$ 144,000	$ 147,000	$ 223,000	$ 208,000	$ 214,000	$ 204,000
Asset coverage, end of period per $1,000 of bank borrowings (i)	$ 4,157	$ 4,245	$ 4,069	$ 3,188	$ 3,346	$ 3,442	$ 3,582
Portfolio turnover rate	23%	25%	14%	49%	65%	16%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

(i)
Calculated by subtracting the Fund
’
s total liabilities (not including bank borrowings) from the Fund
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BKT
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22 (a)	Year Ended 12/31/21 (a)	Year Ended 12/31/20 (a)	Year Ended 12/31/19 (a)

Net asset value, beginning of period	$ 12.73	$ 13.10	$ 16.94	$ 18.54	$ 18.89	$ 18.75
Net investment income (b)	0.18	0.32	0.43	0.70	0.86	0.75
Net realized and unrealized gain (loss)	(0.32)	0.37	(3.24)	(1.06)	0.02	0.63
Net increase (decrease) from investment operations	(0.14)	0.69	(2.81)	(0.36)	0.88	1.38
Distributions (c)
From net investment income	(0.53) (d)	(0.39)	(0.49)	(0.89)	(1.01)	(0.89)
Return of capital	—	(0.67)	(0.54)	(0.35)	(0.22)	(0.35)
Total distributions	(0.53)	(1.06)	(1.03)	(1.24)	(1.23)	(1.24)
Net asset value, end of period	$ 12.06	$ 12.73	$ 13.10	$ 16.94	$ 18.54	$ 18.89
Market price, end of period	$ 11.93	$ 12.18	$ 12.34	$ 16.95	$ 18.21	$ 18.15
Total Return (e)
Based on net asset value	(0.95)% (f)	6.03%	(16.67)%	(2.01)%	4.92%	7.91%
Based on market price	2.41% (f)	7.69%	(21.50)%	(0.23)%	7.31%	14.83%
Ratios to Average Net Assets (g)
Total expenses	3.12% (h)	3.23%	1.65%	0.94%	1.18%	2.06%
Total expenses after fees waived and/or reimbursed	3.12% (h)	3.23%	1.64%	0.94%	1.18%	2.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.93% (h)	0.92%	0.95%	0.90%	0.89%	0.94%
Net investment income	2.97% (h)	2.50%	2.94%	3.91%	4.55%	3.95%
Supplemental Data
Net assets, end of period (000)	$ 256,954	$ 271,329	$ 279,035	$ 360,752	$ 394,195	$ 401,715
Borrowings outstanding, end of period (000)	$ 76,035	$ 111,020	$ 115,764	$ 115,184	$ 156,936	$ 175,655
Portfolio turnover rate (i)	110%	221%	237%	248%	69%	255%

(a)
Per share operating performance amounts have been adjusted to reflect a 1-for-3 reverse stock split prior to the open of trading on the NYSE on October 18, 2022 for common stockholders of record as of the close of business on October 17, 2022.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	51%	106%	122%	119%	31%	136%
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BLW
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19

Net asset value, beginning of period	$ 14.11	$ 13.51	$ 16.44	$ 16.93	$ 17.05	$ 17.03	$ 16.71
Net investment income (a)	0.58	1.11	0.97	1.00	0.98	0.31	0.94
Net realized and unrealized gain (loss)	(0.09)	0.70	(2.82)	(0.31)	0.08	0.18	0.33
Net increase (decrease) from investment operations	0.49	1.81	(1.85)	0.69	1.06	0.49	1.27
Distributions (b)
From net investment income	(0.65) (c)	(1.07)	(0.92)	(1.02)	(1.03)	(0.47)	(0.95)
Return of capital	—	(0.14)	(0.16)	(0.16)	(0.15)	—	—
Total distributions	(0.65)	(1.21)	(1.08)	(1.18)	(1.18)	(0.47)	(0.95)
Net asset value, end of period	$ 13.95	$ 14.11	$ 13.51	$ 16.44	$ 16.93	$ 17.05	$ 17.03
Market price, end of period	$ 13.96	$ 13.98	$ 13.07	$ 16.85	$ 15.92	$ 16.39	$ 15.44
Total Return (d)
Based on net asset value	3.57% (e)	14.41%	(10.96)%	4.18% (f)	7.58%	3.11% (e)	8.77%
Based on market price	4.61% (e)	17.17%	(15.96)%	13.55%	5.24%	9.32% (e)	9.41%
Ratios to Average Net Assets (g)
Total expenses	4.26% (h)	3.64%	2.04%	1.18%	1.39%	1.64% (h)(i)	1.81%
Total expenses after fees waived and/or reimbursed	4.26% (h)	3.64%	2.04%	1.18%	1.39%	1.64% (h)(i)	1.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.98% (h)	0.94%	0.96%	0.92%	0.90%	0.89% (h)	0.84%
Net investment income	8.40% (h)	8.10%	6.70%	5.90%	6.07%	5.32% (h)	5.69%
Supplemental Data
Net assets, end of period (000)	$ 498,394	$ 503,770	$ 482,587	$ 587,146	$ 603,933	$ 611,068	$ 610,251
Borrowings outstanding, end of period (000)	$ 349,243	$ 276,235	$ 275,639	$ 312,356	$ 275,105	$ 213,399	$ 202,539
Portfolio turnover rate (j)	46%	106%	77%	66%	65%	14%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.66%.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19

Portfolio turnover rate (excluding MDRs)	35%	70%	58%	52%	58%	14%	50%
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BIT
	Six Months Ended 06/30/24 (unaudited)	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20 (a)	Year Ended 10/31/19 (a)

Net asset value, beginning of period	$ 14.76	$ 13.78	$ 14.66	$ 17.98	$ 17.66	$ 17.28	$ 18.79
Net investment income (b)	0.49	0.16	0.91	1.03	1.13	1.08	1.18
Net realized and unrealized gain (loss)	(0.07)	1.07	(0.31)	(2.87)	0.67	0.78	(1.28)
Net increase (decrease) from investment operations	0.42	1.23	0.60	(1.84)	1.80	1.86	(0.10)
Distributions (c)
From net investment income	(0.74) (d)	(0.17)	(0.89)	(1.07)	(1.11)	(0.99)	(1.14)
Return of capital	—	(0.08)	(0.59)	(0.41)	(0.37)	(0.49)	(0.27)
Total distributions	(0.74)	(0.25)	(1.48)	(1.48)	(1.48)	(1.48)	(1.41)
Net asset value, end of period	$ 14.44	$ 14.76	$ 13.78	$ 14.66	$ 17.98	$ 17.66	$ 17.28 (e)
Market price, end of period	$ 14.58	$ 15.00	$ 14.09	$ 14.43	$ 18.90	$ 15.65	$ 17.15
Total Return (f)
Based on net asset value	2.89% (g)	8.95% (g)	4.08%	(10.47)% (h)	10.55%	12.68% (i)	0.00% (e)(j)
Based on market price	2.23% (g)	8.29% (g)	8.12%	(16.16)%	31.13%	0.61%	14.76%
Ratios to Average Net Assets (k)
Total expenses	4.27% (l)	4.29% (l)(m)	3.92%	1.99%	1.70%	2.36%	2.89%
Total expenses after fees waived and/or reimbursed	4.27% (l)	4.29% (l)(m)	3.92%	1.99%	1.70%	2.19% (n)	2.89%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.32% (l)	1.34% (l)(m)	1.32%	1.34%	1.42%	1.39%	1.35%
Net investment income	6.75% (l)	6.64% (l)	6.26%	6.39%	6.14%	6.51%	6.43%
Supplemental Data
Net assets, end of period (000)	$ 558,375	$ 558,173	$ 520,821	$ 552,552	$ 676,391	$ 662,853	$ 648,617
Borrowings outstanding, end of period (000)	$ 306,804	$ 284,576	$ 285,633	$ 288,231	$ 386,820	$ 353,128	$ 373,345
Portfolio turnover rate (o)	74%	28%	151%	112%	75%	101%	32%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAVpresented herein are different than the information previously published on October 31, 2019.

(f)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Not annualized.
(h)	Includes payment from an affiliate, which had no impact on the Fund ’ s total return.
(i)	Includes payments received from an affiliate and unaffiliated third parties, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 1.38%.
(j)	Amount is greater than (0.005)%.
(k)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(l)	Annualized.
(m)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense would have been 4.35%, 4.35% and 1.40%, respectively.

(n)	Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Fund’s expense ratio. Excluding the payment, the Fund’s total expense ratio would have been 2.36%.
(o)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20 (a)	Year Ended 10/31/19 (a)

Portfolio turnover rate (excluding MDRs)	51%	17%	91%	77%	58%	72%	32%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
(unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Debt Strategies Fund, Inc.	DSU	Maryland	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Dividends from foreign securities where the ex-dividend
dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency

Translation:
Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

Each

Fund reports realized currency gains (losses) on foreign
currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each

Fund
invests. These foreign taxes, if any, are paid by each

Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:
The

Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to
repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

Collateralization:
If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each Fund
’
s Board, the directors who are not “interested persons” of the
Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors.
This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Fund
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Fund’s Manager as the valuation
designee for each

Fund. Each

Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Fund
’
s assets and liabilities:
•
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask
(short positions) price.
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

•
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company ’ s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee
’
s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  June 30, 2024, certain investments of BLW were fair valued using NAV as a practical expedient  as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities:
Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations:
Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances.
Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities:
Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities:
Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities:
Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants:
Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests:
Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
DSU	Action Environmental Group, Inc.	$ 86,990	$ 86,337	$ 87,425	$ 1,087
					$ 1,087
FRA	Action Environmental Group, Inc.	$ 96,989	$ 96,261	$ 97,474	$ 1,212
					$ 1,212
BLW	Action Environmental Group, Inc.	$ 46,995	$ 46,642	$ 47,229	587
	Epicor Software Corp.	33,249	33,249	33,369	120
					$ 707
BIT	Groundworks, LLC	$ 25,981	$ 25,852	$ 25,957	$ 105
					$ 105

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

Forward Commitments, When-Issued and Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds
’
maximum amount of loss is the unrealized appreciation of
unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the

Funds to make future cash payments. An unfunded
commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of
Operations.
TBA Commitments:
TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master
Securities Forward Transaction Agreements (each, an “MSFTA”).

An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions:

The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements:
Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time.
Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements:
Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes.
During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:

Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
BKT	$ 106,850,840	5.30%
BLW	292,732,528	5.59
BIT	299,430,042	5.43
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BKT’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BKT
Counterparty	Borrowed Bonds Agreements (a)	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest (b)	Net Amount before Collateral	Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged (c)	Net Exposure Due (to)/ from Counterparty (d)
BNP Paribas SA	$ 714,114	$ (72,840,275)	$ (703,957)	$ (72,830,118)	$ —	$ —	$ 72,840,275	$ —	$ 72,840,275	$ 10,157
Cantor Fitzgerald & Co.	—	(3,195,013)	—	(3,195,013)	—	—	3,195,013	—	3,195,013	—
	$ 714,114	$ (76,035,288)	$ (703,957)	$ (76,025,131)	$ —	$ —	$ 76,035,288	$ —	$ 76,035,288	$ 10,157

(a)	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $1,198 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, if any, with a value of $80,138,911 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
As of period end, the following table is a summary of BLW
’
s and BIT’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
BLW
Barclays Bank PLC	$ (8,681,151)	$ 8,681,151	$ —	$ —
Barclays Capital, Inc.	(17,905,421)	17,905,421	—	—
BNP Paribas SA	(42,050,268)	42,050,268	—	—
BofA Securities, Inc.	(71,480,762)	71,480,762	—	—
Credit Agricole Corporate and Investment Bank	(3,930,244)	3,930,244	—	—
Goldman Sachs & Co. LLC	(8,360,964)	8,360,964	—	—
HSBC Securities (USA), Inc.	(2,904,670)	2,904,670	—	—
J.P. Morgan Securities LLC	(8,589,853)	8,589,853	—	—
Merrill Lynch International	(2,546,508)	2,546,508	—	—
Nomura Securities International, Inc.	(92,680,734)	92,680,734	—	—
RBC Capital Markets, LLC	(15,339,626)	15,339,626	—	—
TD Securities (USA) LLC	(74,773,064)	74,773,064	—	—
	$ (349,243,265)	$ 349,243,265	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount (b)
BIT
Barclays Bank PLC	$ (7,730,335)	$ 7,730,335	$ —	$ —
Barclays Capital, Inc.	(9,733,470)	9,733,470	—	—
BNP Paribas SA	(43,718,605)	43,718,605	—	—
BofA Securities, Inc.	(95,813,727)	95,813,727	—	—

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount (b)
Cantor Fitzgerald & Co.	$ (29,679,216)	$ 29,679,216	$ —	$ —
Credit Agricole Corporate and Investment Bank	(1,273,521)	1,273,521	—	—
Daiwa Capital Markets America, Inc	(5,536,043)	5,536,043	—	—
Goldman Sachs & Co. LLC	(14,895,418)	14,895,418	—	—
HSBC Securities (USA), Inc.	(3,532,890)	3,532,890	—	—
J.P. Morgan Securities LLC	(11,509,806)	11,509,806	—	—
Merrill Lynch International	(3,999,680)	3,999,680	—	—
Nomura Securities International, Inc.	(24,523,913)	24,523,913	—	—
RBC Capital Markets, LLC	(13,290,222)	13,290,222	—	—
Societe Generale	(11,822,975)	11,079,990	—	(742,985)
TD Securities (USA) LLC	(29,345,146)	29,345,146	—	—
U.S. Bancorp Investments, Inc.	(399,037)	391,297	—	(7,740)
	$ (306,804,004)	$ 306,053,279	$ —	$ (750,725)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s)

reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Fund
’
s

risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options:
The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
•
Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds
’
holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps:
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements

of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the
Funds
’

basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the
Funds
’
counterparty on the swap. Each

Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each

Fund is required to
deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities.
Pursuant to the contract, each

Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds

may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will
either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
•
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a

Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a

Fund may, under certain circumstances, offset with the
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A

Fund

generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each

Fund

bears the risk of loss
from counterparty non-performance. Likewise, to the extent the

Funds

have

delivered collateral to a counterparty and stand

ready to perform under the terms of
their

agreement with such counterparty,  each

Fund

bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do

not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds
’
investment adviser and an indirect, wholly-owned subsidiary
of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, DSU and FRA pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage:

	DSU	FRA
Investment advisory fees	0.55%	0.75%
For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities.
For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For such services, BIT pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Fund’s managed assets. For purposes of calculating this fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to BLW and BIT, the Manager also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), an affiliate of the Manager. The Manager pays
BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Distribution Fees:

DSU, BKT, BLW and BIT have each entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of DSU, BKT, BLW and BIT

common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”).
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of DSU
’
s, BKT
’
s BLW
’
s and BIT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2024 amounted to $11,427, $0, $0 and $22,343 for each of DSU, BKT, BLW and BIT respectively.
Administration:

BKT has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the
Fund’s average weekly net assets. For BKT, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense Waivers and Reimbursements:

With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent

Directors, or by a vote of a majority of the outstanding voting securities of a

Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024,
the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 519
FRA	129
BKT	1,505
BLW	1,141
BIT	2,951
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each

Fund
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds
’
Independent Directors. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 2,016
FRA	13,624
Directors and Officers:

Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds
’
Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.

PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
DSU	$ —	$ —	$ 168,918,882	$ 170,740,367
FRA	—	—	151,912,304	141,859,065
BKT	436,614,775	458,230,558	—	674,114
BLW	243,992,442	181,097,575	211,104,074	193,827,122
BIT	455,637,819	470,010,232	207,934,016	170,953,279
For the six months

ended June 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
BKT	$ 233,037,936	$ 232,813,813
BLW	91,447,551	91,421,096
BIT	193,108,604	193,041,191
8.
INCOME TAX INFORMATION
It is each

Fund
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each

Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each

Fund
’
s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each

Fund
’
s state and local tax returns may remain
open for an additional year depending upon the jurisdiction.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds
’
financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
DSU	$ (109,774,003)	$ (239,307)
FRA	(54,285,641)	(95,028)
BKT	(117,001,909)	—
BLW	(88,266,996)	(205,725)
BIT	(55,296,907)	—
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DSU	$ 687,782,692	$ 5,947,433	$ (36,570,865)	$ (30,623,432)
FRA	635,768,832	4,521,457	(17,966,481)	(13,445,024)
BKT	426,868,268	6,839,935	(46,359,149)	(39,519,214)
BLW	884,962,920	10,429,648	(31,110,229)	(20,680,581)
BIT	898,258,012	32,069,707	(50,477,149)	(18,407,442)
9.
BANK BORROWINGS
DSU and FRA

are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to DSU and FRA. As of period end, DSU and FRA have not received any
notice to terminate. DSU and FRA

have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:

Fund Name	Commitment Amounts
DSU	$ 276,000,000
FRA	255,000,000
Advances will be made by SSB to DSU and FRA, at DSU’s and FRA’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One
Month Term SOFR are subject to a 0% floor.
In addition, DSU and FRA paid a commitment fee (based on the daily unused portion of the commitments).  Advances to DSU and FRA as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
DSU and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the six months

ended June 30, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
DSU	$ 149,000,000	$ 135,708,791	6.22%
FRA	152,000,000	137,131,868	6.22
10.
PRINCIPAL RISKS
In the normal course of business, the Funds

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Fund to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary
market is readily available or which are
otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could
Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(co
ntinued)
sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:

Each

Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each

Fund to reinvest in lower yielding securities. Each

Fund

may also be exposed to reinvestment risk, which is the risk
that income from each

Fund’s portfolio will decline if each

Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each

Fund portfolio’s current earnings rate.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Fund may invest in illiquid investments. An illiquid investment is any investment that a

Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Fund may experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Fund’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Fund may lose value, regardless of the
individual results of the securities and other instruments in which a

Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund
’
s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each

Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each

Fund

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
Certain

Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain

Funds

invest

a significant portion of  their

assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk
: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11.

CAPITAL SHARE TRANSACTIONS
DSU is authorized to issue 400 million shares, all of which were initially classified as Common Shares. FRA and BKT are authorized to issue 200 million shares, all of which were initially classified as Common Shares. BLW and BIT is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for DSU’s, FRA’s, BKT
’
s, BLW’s and BIT
’
s  shares is $0.10, $0.10, $0.010, $0.001 and $0.001, respectively. The Board for DSU, FRA, BLW and BIT are each authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
Fund Name	06/30/24	12/31/23
DSU	50,893	—
BKT	—	3,394
BLW	23,810	—
BIT	100,398	31,420
For the six months ended June 30, 2024, shares issued and outstanding remained constant for FRA and BKT. For the year ended December 31, 2023, shares issued and outstanding remained constant for DSU, FRA and BLW.
The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2023 through November 30, 2024, each  Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Fund’s NAV. There is no assurance that the
Funds will purchase shares in any particular amounts.

For the six months ended June 30, 2024 and year ended December 31, 2023, the Funds did not repurchase any shares.
DSU, BKT, BLW and BIT have each filed a prospectus with the SEC allowing them to issue an additional 16,000,000, 8,333,333, 10,000,000 and 15,000,000 Common Shares,
respectively, through an equity Shelf Offering. Under the Shelf Offering, DSU, BKT, BLW and BIT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 15,476,875, 8,333,333, 10,000,000 and 14,245,619 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the period ended June 30, 2024, DSU, BKT, BLW and BIT issued 523,125, 0, 0 and 754,381 shares respectively under the Shelf Offering. See Additional Information - Shelf Offering
Program for additional information.
Initial costs incurred by DSU, BKT, BLW and BIT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities.
As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds
’

financial statements was completed through the date the financial statements were issued and the following item was noted:
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
DSU	07/01/24	07/15/24	07/31/24	$ 0.098730
	08/01/24	08/15/24	08/30/24	0.098730
FRA	07/01/24	07/15/24	07/31/24	0.123840
	08/01/24	08/15/24	08/30/24	0.123840
BKT	07/01/24	07/15/24	07/31/24	0.088200
	08/01/24	08/15/24	08/30/24	0.088200
BLW	07/01/24	07/15/24	07/31/24	0.113200
	08/01/24	08/15/24	08/30/24	0.113200
BIT	07/01/24	07/15/24	07/31/24	0.123700
	08/01/24	08/15/24	08/30/24	0.123700

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Debt Strategies Fund, Inc.
(“DSU”), BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”), BlackRock Income Trust, Inc. (“BKT”), BlackRock Limited Duration Income Trust (“BLW”), and
BlackRock Multi-Sector Income Trust (“BIT”) (collectively, the “Funds” and each, a “Fund”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”)
to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each
Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager,
BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”) and each of
BLW and BIT.  The Manager and the Sub-Advisors are referred to herein as “BlackRock.”  The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each
Fund on an annual basis. The Board members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services;
accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each
Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services

Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each
Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with DSU’s, BKT’s BLW’s and BIT’s equity shelf programs, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing;
(iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. The performance information is based on net asset value (“NAV”), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers
(for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered DSU’s performance relative to DSU’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, DSU generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for DSU, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered FRA’s performance relative to FRA’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, FRA generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for FRA, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BKT’s performance relative to BKT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BKT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BKT, and that
BlackRock has explained its rationale for this belief to the Board.

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

The Board reviewed and considered BLW’s performance relative to BLW’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BLW generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BLW, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BIT’s performance relative to BIT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BIT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BIT, and that
BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that DSU’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in first quartile relative to the Expense Peers.
The Board noted that FRA’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BKT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BLW’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BIT’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of DSU, BKT, BLW and BIT may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each of DSU’s, BKT’s, BLW’s and
BIT’s assets will occur primarily through the appreciation of its investment portfolio.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BRS and each of BLW and BIT for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information

Fund Certification
The Funds

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Funds
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds
’
exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds
’
long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Fund employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Fund.

The distributions paid by each Fund for any particular month may be more or less than the amount of net investment income earned by each Fund during such month.
Furthermore, the final tax characterization of distributions is determined after the year-end of each Fund and is reported in each Fund’s annual report to shareholders.
Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Fund’s taxable net investment income and net realized capital gains
(“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Fund’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Fund’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Fund’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Fund’s expense ratio and reducing the amount of assets the Fund has available for long term investment.
General Information
FRA does not make available copies of its Statements of Additional Information because FRA
’
s shares are not continuously offered, which means that the Statement of
Additional Information of FRA has not been updated after completion of FRA’s offerings and the information contained in FRA’s Statement of Additional Information may have become outdated.
DSU
’
s, BKT
’
s, BLW
’
s and BIT
’
s Statement of Additional Information includes additional information about the Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for DSU, BKT, BLW and BIT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for DSU, BKT, BLW and BIT only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Additional Information

Additional Information
(continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including for DSU, BKT, BLW and BIT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time-to-time, DSU, BKT, BLW and BIT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, DSU, BKT, BLW and BIT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above DSU
’
s, BKT
’
s BLW
’
s and BIT
’
s
NAV per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow DSU, BKT, BLW and BIT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
DSU, BKT, BLW and BIT filed final prospectuses with the SEC in connection with their Shelf Offerings on January 3, 2023, June 23, 2022, May 17, 2022 and May 3, 2022,
respectively. This report and the prospectuses of DSU, BKT, BLW and BIT are not offers to sell DSU, BKT, BLW and BIT Common Shares or solicitations of an offer to buy DSU,
BKT, BLW and BIT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of DSU, BKT, BLW and BIT contain important information about DSU, BKT, BLW and BIT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of DSU, BKT,
BLW and BIT carefully and in their entirety before investing. Copies of the final prospectuses for DSU, BKT, BLW and BIT can be obtained from BlackRock at
blackrock.com
.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information
(continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom
BlackRock (Singapore) Limited
(a)

079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
(a)
For BLW and BIT.

Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the Funds
100 Bellevue Parkway

Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
GO	General Obligation Bonds
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
PIK	Payment-in-Kind
PO	Principal Only
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest & Principal

2024
BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEFT-BK3-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: August 22, 2024